UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

2015 Annual Report TIAA-CREF Real Estate Securities Fund of the TIAA-CREF Funds March 31, 2015

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2015. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 9 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2014–March 31, 2015).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended March 31, 2015

Real Estate Securities Fund	Beginning account value (10/1/14)	Ending account value (3/31/15)	Expenses paid during period (10/1/14– 3/31/15)	*

Institutional Class
Actual return	$1,000.00	$1,200.49	$2.80
5% annual hypothetical return	1,000.00	1,022.39	2.57

Premier Class
Actual return	$1,000.00	$1,199.44	$3.62
5% annual hypothetical return	1,000.00	1,021.64	3.33

Retirement Class
Actual return	$1,000.00	$1,199.73	$4.17
5% annual hypothetical return	1,000.00	1,021.14	3.83

Retail Class
Actual return	$1,000.00	$1,199.30	$4.50
5% annual hypothetical return	1,000.00	1,020.84	4.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.82% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	5

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2015

The Real Estate Securities Fund returned 24.80% for the Institutional Class, compared with the 22.68% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.

The Federal Reserve ended its long-term bond-buying stimulus program in October 2014 and in March 2015 it indicated that the timing of any rate increase hinged on how the economy performs in the months ahead. The market environment for REITs (real estate investment trusts) remained favorable throughout the twelve-month period as interest rates declined and operating fundamentals at the property level remained strong.

For the period, the FTSE NAREIT All Equity REITs Index surpassed both the 12.37% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 5.72% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten-year period ending March 31, 2015, the fund’s benchmark returned an average annual 9.54%, versus 8.38% for the Russell 3000 Index and 4.93% for the Barclays aggregate index.

Stock choices help the fund outpace its benchmark

All of the benchmark’s 14 property sectors advanced, with twelve generating double-digit gains. The largest positive contributions came from the apartments (up 32.2%), regional malls (up 30.0%) and self-storage (up 26.8%) sectors. Apartments had solid gains in part due to stronger U.S. employment data and greater demand for rental properties. The timber (up 9.1%) and free-standing retail (up 5.7%) sectors, two of the index’s smaller components, were the lowest-performing sectors for the period.

The fund outperformed its benchmark by more than two percentage points because of successful stock choices and by avoiding exposure to slower growing REIT subsectors. Within the wireless telecommunications services and the paper and forest products sectors, not owning Crown Castle International and Rayonier were among the largest positive contributors to fund performance. Overweight positions in retail developer General Growth Properties and residential REIT AvalonBay Communities also contributed to the fund’s outperformance.

These positive contributions were partly offset by the negative effects of an underweight stake in shopping mall operator Macerich and nonbenchmark positions in building materials manufacturer Louisiana Pacific and hotel REIT Belmond. During the period, the fund owned the stocks of several companies that are not REITs but that engage in real estate-related activity.

6	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of March 31, 2015

		Total return	Average annual total return
Real Estate Securities Fund	Inception date	1 year	5 years	10 years

Institutional Class	10/1/2002	24.80%	15.63%	8.41%
Premier Class	9/30/2009	24.59	15.45	8.33	*
Retirement Class	10/1/2002	24.50	15.33	8.20
Retail Class	10/1/2002	24.41	15.28	8.20

FTSE NAREIT
All Equity REITs Index	—	22.68	15.60	9.54

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	7

Real Estate Securities Fund

Portfolio composition

% of net assets
Industry	as of 3/31/2015

Specialized REITs	22.4
Retail REITs	20.8
Residential REITs	15.5
Office REITs	14.3
Industrial REITs	8.2
Diversified REITs	6.9
Real estate services	3.1
Mortgage REITs	2.7
Internet software & services	1.1
Real estate operating companies	1.0
Asset management & custody banks	1.0
Hotels, resorts & cruise lines	0.9
Diversified capital markets	0.8
Short-term investments, other assets & liabilities, net	1.3

Total	100.0
Holdings by company size

Market	% of equity investments
capitalization	as of 3/31/2015

More than $50 billion	8.7
More than $15 billion–$50 billion	35.5
More than $2 billion–$15 billion	43.5
$2 billion or less	12.3

Total	100.0

8	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2015

Shares		Company	Value

COMMON STOCKS–98.7%
ASSET MANAGEMENT & CUSTODY BANKS–1.0%
850,000		NorthStar Asset Management Group, Inc	$19,839,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	19,839,000
DIVERSIFIED CAPITAL MARKETS–0.8%
450,000		HFF, Inc (Class A)	16,893,000
		TOTAL DIVERSIFIED CAPITAL MARKETS	16,893,000

DIVERSIFIED REITS–6.9%
300,000		American Assets Trust,Inc	12,984,000
800,000		Excel Trust, Inc	11,216,000
600,000		iShares Dow Jones US Real Estate Index Fund	47,592,000
750,000		Retail Opportunities Investment Corp	13,725,000
2,800,000		Spirit Realty Capital, Inc	33,824,000
1,000,000		STORE Capital Corp	23,350,000
		TOTAL DIVERSIFIED REITS	142,691,000

HOTELS, RESORTS & CRUISE LINES–0.9%
225,000		Starwood Hotels & Resorts Worldwide, Inc	18,787,500
		TOTAL HOTELS, RESORTS & CRUISE LINES	18,787,500

INDUSTRIAL REITS–8.2%
1,750,000		Prologis, Inc	76,230,000
3,325,980	a	Rexford Industrial Realty, Inc	52,583,744
420,814		STAG Industrial, Inc	9,897,545
1,300,000		Terreno Realty Corp	29,640,000
		TOTAL INDUSTRIAL REITS	168,351,289

INTERNET SOFTWARE & SERVICES–1.1%
100,000		Equinix, Inc	23,285,000
		TOTAL INTERNET SOFTWARE & SERVICES	23,285,000

MORTGAGE REITS–2.7%
350,000		Blackstone Mortgage Trust, Inc	9,929,500
1,650,000		NorthStar Realty Finance Corp	29,898,000
600,000		Starwood Property Trust, Inc	14,580,000
		TOTAL MORTGAGE REITS	54,407,500

OFFICE REITS–14.3%
625,000		Boston Properties, Inc	87,800,000
875,000		Gramercy Property Trust, Inc	24,561,250
1,000,000		Hudson Pacific Properties	33,190,000
500,000		Kilroy Realty Corp	38,085,000
400,000		SL Green Realty Corp	51,352,000
525,000		Vornado Realty Trust	58,800,000
		TOTAL OFFICE REITS	293,788,250

OTHER DIVERSIFIED FINANCIAL SERVICES–0.0%
211,200	*,b,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	9

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2015

Shares		Company	Value

REAL ESTATE OPERATING COMPANIES–1.0%
800,000	*	Forest City Enterprises, Inc (Class A)	$20,416,000
		TOTAL REAL ESTATE OPERATING COMPANIES	20,416,000

REAL ESTATE SERVICES–3.1%
300,000	*	CBRE Group, Inc	11,613,000
675,000		Kennedy-Wilson Holdings, Inc	17,644,500
513,950	*	Marcus & Millichap, Inc	19,262,846
175,000		Vanguard REIT ETF	14,712,250
		TOTAL REAL ESTATE SERVICES	63,232,596

RESIDENTIAL REITS–15.5%
700,000		Apartment Investment & Management Co (Class A)	27,552,000
470,000		AvalonBay Communities, Inc	81,897,500
436,984		Education Realty Trust, Inc	15,460,494
450,000		Equity Lifestyle Properties, Inc	24,727,500
950,000		Equity Residential	73,967,000
260,000		Essex Property Trust, Inc	59,774,000
317,596		Post Properties, Inc	18,080,740
250,000		Sun Communities, Inc	16,680,000
		TOTAL RESIDENTIAL REITS	318,139,234

RETAIL REITS–20.8%
475,000		Acadia Realty Trust	16,568,000
300,000		DDR Corp	5,586,000
750,000		Equity One, Inc	20,017,500
285,000		Federal Realty Investment Trust	41,954,850
2,150,000		General Growth Properties, Inc	63,532,500
300,000		Macerich Co	25,299,000
550,000		Pennsylvania REIT	12,776,500
600,000		Regency Centers Corp	40,824,000
900,000		Simon Property Group, Inc	176,076,000
325,000		Taubman Centers, Inc	25,067,250
		TOTAL RETAIL REITS	427,701,600

SPECIALIZED REITS–22.4%
600,000		American Tower Corp	56,490,000
725,000		Chatham Lodging Trust	21,322,250
1,150,000		CubeSmart	27,772,500
1,250,000		DiamondRock Hospitality Co	17,662,500
400,000		Extra Space Storage, Inc	27,028,000
200,000		HCP, Inc	8,642,000
783,553		Health Care REIT, Inc	60,615,660
900,000		Healthcare Trust of America, Inc	25,074,000
1,000,000		Host Marriott Corp	20,180,000
225,000		Public Storage, Inc	44,356,500
350,000		RLJ Lodging Trust	10,958,500
2,700,000	*	Strategic Hotels & Resorts, Inc	33,561,000

10	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2015

Shares	Company	Rate	Maturity Date	Value

SPECIALIZED REITS–continued
2,015,094	Sunstone Hotel Investors, Inc			$33,591,617
1,000,000	Ventas, Inc			73,020,000
	TOTAL SPECIALIZED REITS			460,274,527
	TOTAL COMMON STOCKS	(Cost $1,506,557,825)		2,027,806,496

Principal	Issuer

SHORT-TERM INVESTMENTS–0.5%
TREASURY DEBT–0.5%
$10,000,000	United States Treasury Bill	0.030%	04/09/15	9,999,950
				9,999,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,999,933)			9,999,950

	TOTAL INVESTMENTS–99.2%
	(Cost $1,516,557,758)			2,037,806,446
	OTHER ASSETS & LIABILITIES, NET–0.8%			17,032,681
	NET ASSETS–100.0%			$2,054,839,127

Abbreviation(s):

ETF Exchange Traded Funds

REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
b	In bankruptcy
m	Indicates a security that has been deemed illiquid.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	11

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2015

ASSETS
Portfolio investments, at value†	$1,985,222,702
Affiliated investments, at value‡	52,583,744
Cash	9,818,323
Receivable from Fund shares sold	1,416,320
Dividends and interest receivable	6,312,477
Other	76,617
Total assets	2,055,430,183
LIABILITIES
Management fees payable	189,881
Service agreement fee payable	17,668
Distribution fee payable	58,351
Due to affiliates	7,391
Payable for Fund shares redeemed	122,743
Accrued expenses and other payables	195,022
Total liabilities	591,056
NET ASSETS	$2,054,839,127
NET ASSETS CONSIST OF:
Paid-in-capital	$1,501,111,353
Undistributed net investment income (loss)	5,619,417
Accumulated net realized gain (loss) on total investments	26,859,669
Net unrealized appreciation (depreciation) on total investments	521,248,688
NET ASSETS	$2,054,839,127
INSTITUTIONAL CLASS:
Net assets	$1,379,388,317
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	86,650,731
Net asset value per share	$15.92
PREMIER CLASS:
Net assets	$65,158,973
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,091,009
Net asset value per share	$15.93
RETIREMENT CLASS:
Net assets	$370,756,971
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,515,997
Net asset value per share	$16.47
RETAIL CLASS:
Net assets	$239,534,866
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,143,149
Net asset value per share	$15.82
† Portfolio investments, cost	$1,464,802,550
‡ Affiliated investments, cost	$51,755,208

12	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2015

INVESTMENT INCOME
Dividends*	$39,270,345
Dividends from affiliated investments	567,672
Interest	17,496
Total income	39,855,513
EXPENSES
Management fees	8,466,347
Shareholder servicing – Institutional Class	7,587
Shareholder servicing – Premier Class	235
Shareholder servicing – Retirement Class	765,125
Shareholder servicing – Retail Class	131,134
Distribution fees – Premier Class	88,323
Distribution fees – Retail Class	521,397
Administrative service fees	85,558
Other expenses	348,069
Total expenses	10,413,775
Net Investment income (loss)	29,441,738
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	62,527,767
Written options	97,998
Foreign currency transactions	(4,268)
Net realized gain (loss) on total investments	62,621,497
Change in unrealized appreciation (depreciation) on:
Portfolio investments	281,956,038
Affiliated investments	828,536
Net change in unrealized appreciation (depreciation) on total investments	282,784,574
Net realized and unrealized gain (loss) on total investments	$345,406,071
Net increase (decrease) in net assets from operations	$374,847,809
* Net of foreign withholding taxes of	$40,424

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2015	March 31, 2014
OPERATIONS
Net investment income (loss)		$29,441,738	$25,920,250
Net realized gain (loss) on total investments		62,621,497	16,427,676
Net change in unrealized appreciation (depreciation) on total investments		282,784,574	18,200,467
Net increase (decrease) in net assets from operations		374,847,809	60,548,393
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(19,814,156)	(16,984,287)
	Premier Class	(914,785)	(962,281)
	Retirement Class	(4,356,386)	(3,806,999)
	Retail Class	(2,949,051)	(2,863,281)
From realized gains:	Institutional Class	(20,358,679)	(13,611,003)
	Premier Class	(1,152,661)	(804,086)
	Retirement Class	(5,325,693)	(3,355,912)
	Retail Class	(3,681,522)	(2,749,247)
Total distributions		(58,552,933)	(45,137,096)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	319,640,139	175,654,744
	Premier Class	32,573,060	18,805,224
	Retirement Class	117,774,028	35,163,384
	Retail Class	46,240,471	34,368,412
Reinvestments of distributions:	Institutional Class	40,121,307	30,544,243
	Premier Class	2,067,446	1,766,367
	Retirement Class	9,680,143	7,159,064
	Retail Class	6,356,191	5,394,144
Redemptions:	Institutional Class	(142,562,893)	(131,948,991)
	Premier Class	(28,024,645)	(35,791,242)
	Retirement Class	(50,718,234)	(59,234,043)
	Retail Class	(31,664,879)	(48,945,572)
Net increase from shareholder transactions		321,482,134	32,935,734
Net increase in net assets		637,777,010	48,347,031
NET ASSETS
Beginning of period		1,417,062,117	1,368,715,086
End of period		$2,054,839,127	$1,417,062,117
Undistributed net investment income (loss) included in net assets		$5,619,417	$4,173,234

14	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Real Estate Securities Fund  ■  For the year ended

		March 31, 2015	March 31, 2014

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	21,651,787	13,676,858
	Premier Class	2,182,926	1,465,240
	Retirement Class	7,709,693	2,585,238
	Retail Class	3,145,608	2,647,335
Shares reinvested:	Institutional Class	2,719,385	2,488,767
	Premier Class	139,895	144,022
	Retirement Class	634,026	565,281
	Retail Class	433,326	443,197
Shares redeemed:	Institutional Class	(9,753,413)	(10,408,564)
	Premier Class	(1,815,577)	(2,830,028)
	Retirement Class	(3,331,057)	(4,492,327)
	Retail Class	(2,175,412)	(3,827,704)
Net increase (decrease) from shareholder transactions		21,541,187	2,457,315

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	15

Financial highlights

Real Estate Securities Fund

		Selected per share data												Ratios and supplemental data
			Gain (loss) from investment operations
				Net realized												Ratios to average net assets
For the		Net asset	Net	& unrealized		Total gain	Less distributions from			Total	Net asset			Net assets						Net
period		value,	investment	gain (loss	)	(loss) from	Net	Net	Return	dividends	value,			at end of						investment		Portfolio
or year		beginning	income	on total		investment	investment	realized	of	and	end of	Total		period (in		Gross		Net		income		turnover
ended		of period	(loss)[a]	investments		operations	income	gains	capital	distributions	period	return		thousands	)	expense		expense		(loss)		rate
Institutional Class
3/31/15		$13.20	$0.26	$2.97		$3.23	$(0.25)	$(0.26)	$ —	$(0.51)	$15.92	24.80%		$1,379,388		0.52%		0.52%		1.79%		29%
3/31/14		13.05	0.26	0.34		0.60	(0.25)	(0.20)	—	(0.45)	13.20	4.89		950,769		0.52		0.52		2.00		65
3/31/13		11.87	0.19	1.21		1.40	(0.22)	—	—	(0.22)	13.05	11.88		864,577		0.53		0.53		1.53		50
3/31/12		10.75	0.19	1.09		1.28	(0.16)	—	—	(0.16)	11.87	12.16		644,849		0.54		0.54		1.73		75
3/31/11	†	9.35	0.05	1.42		1.47	(0.07)	—	—	(0.07)	10.75	15.80	[b]	334,174		0.59	[c]	0.57	[c]	0.98	[c]	30	[b]
9/30/10		7.24	0.19	2.12		2.31	(0.18)	—	(0.02)	(0.20)	9.35	32.16		265,753		0.56		0.56		2.29		66
Premier Class
3/31/15		13.21	0.25	2.96		3.21	(0.23)	(0.26)	—	(0.49)	15.93	24.59		65,159		0.67		0.67		1.72		29
3/31/14		13.05	0.24	0.35		0.59	(0.23)	(0.20)	—	(0.43)	13.21	4.81		47,330		0.67		0.67		1.88		65
3/31/13		11.88	0.17	1.20		1.37	(0.20)	—	—	(0.20)	13.05	11.62		62,709		0.68		0.68		1.37		50
3/31/12		10.75	0.18	1.10		1.28	(0.15)	—	—	(0.15)	11.88	12.06		58,528		0.68		0.68		1.67		75
3/31/11	†	9.36	0.05	1.41		1.46	(0.07)	—	—	(0.07)	10.75	15.60	[b]	75,047		0.74	[c]	0.72	[c]	1.03	[c]	30	[b]
9/30/10		7.24	0.14	2.17		2.31	(0.17)	(0.02)	—	(0.19)	9.36	32.12		31,260		0.71		0.71		1.56		66
Retirement Class
3/31/15		13.64	0.23	3.07		3.30	(0.21)	(0.26)	—	(0.47)	16.47	24.50		370,757		0.77		0.77		1.53		29
3/31/14		13.46	0.24	0.36		0.60	(0.22)	(0.20)	—	(0.42)	13.64	4.70		238,718		0.77		0.77		1.76		65
3/31/13		12.25	0.17	1.23		1.40	(0.19)	—	—	(0.19)	13.46	11.47		253,707		0.78		0.78		1.30		50
3/31/12		11.08	0.17	1.14		1.31	(0.14)	—	—	(0.14)	12.25	11.96		249,433		0.78		0.78		1.54		75
3/31/11	†	9.64	0.04	1.46		1.50	(0.06)	—	—	(0.06)	11.08	15.60	[b]	289,161		0.83	[c]	0.82	[c]	0.77	[c]	30	[b]
9/30/10		7.46	0.17	2.19		2.36	(0.16)	—	(0.02)	(0.18)	9.64	31.85		280,763		0.81		0.81		1.98		66
Retail Class
3/31/15		13.12	0.22	2.95		3.17	(0.21)	(0.26)	—	(0.47)	15.82	24.41		239,535		0.83		0.83		1.49		29
3/31/14		12.97	0.22	0.34		0.56	(0.21)	(0.20)	—	(0.41)	13.12	4.56		180,245		0.86		0.86		1.68		65
3/31/13		11.80	0.14	1.21		1.35	(0.18)	—	—	(0.18)	12.97	11.49		187,722		0.87		0.87		1.17		50
3/31/12		10.69	0.15	1.09		1.24	(0.13)	—	—	(0.13)	11.80	11.79		141,355		0.84		0.84		1.42		75
3/31/11	†	9.30	0.04	1.41		1.45	(0.06)	—	—	(0.06)	10.69	15.64	[b]	124,104		0.84	[c]	0.83	[c]	0.75	[c]	30	[b]
9/30/10		7.20	0.17	2.11		2.28	(0.16)	—	(0.02)	(0.18)	9.30	31.95		102,686		0.77		0.77		2.08		66

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

16	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	17

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and

18	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2015, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	19

Notes to financial statements

compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund expects to adopt the Update for the September 30, 2015 semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not

20	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2015, there were no material transfers between levels by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	21

Notes to financial statements

The following table summarizes the market value of the Fund’s investments as of March 31, 2015, based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total

Real Estate Securities Fund
Equity investments*	$2,027,806,496	$—	$—	$2,027,806,496
Short-term investments	—	9,999,950	—	9,999,950
Total	$2,027,806,496	$9,999,950	$—	$2,037,806,446

* For detailed categories, see the accompanying portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

For the year ended March 31, 2015, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)

Equity contracts	Written options	$97,998		$ —

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statement of Assets and Liabilities. During the year ended March 31, 2015, the Fund had exposure to options, based on underlying nominal values, generally between 0% and 2% of net assets.

There were no written options outstanding as of March 31, 2015.

22	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Transactions in written options and related premiums received during the year ended March 31, 2015 were as follows:

	Number of contracts	Premiums

Outstanding at beginning of period	—	$—
Written	1,000	97,998
Purchased	—	—
Exercised	(1,000)	(97,998)
Expired	—	—
Outstanding at end of period	—	$—

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement and effective March 1, 2015, the Fund pays Advisors a monthly fee based on the annual rate of between 0.38% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Prior to March 1, 2015 the Fund paid Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.49%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2015, unless changed with approval of the Board.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	23

Notes to financial statements

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At March 31, 2015, TIAA Access, a registered separate account of TIAA, owned 6.0% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2015, two 529 Plans owned 8% and 11% of the Real Estate Securities Fund, respectively.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss	)

Real Estate Securities Fund
Rexford Industrial Realty, Inc	$—	$51,755,208	$—	$—

Issue	Dividend income	Withholding expense	Shares at March 31, 2015	Value at March 31, 2015

Real Estate Securities Fund
Rexford Industrial Realty, Inc	$567,672	$—	3,325,980	$52,583,744

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2015, the cost of portfolio investments for federal income tax purposes was $1,526,696,966. Net unrealized appreciation of portfolio investments for federal income tax purposes was $511,109,480, consisting of gross unrealized appreciation of $515,248,233, and gross unrealized depreciation of $(4,138,753).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended March 31, 2015 were $787,469,490 and $481,665,111, respectively.

24	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2015 and March 31, 2014 was as follows:

	Ordinary income	Long-term capital gains	Total

3/31/2015	$28,034,378	$30,518,555	$58,552,933
3/31/2014	27,277,411	17,859,685	45,137,096

As of March 31, 2015, the components of accumulated earnings on a tax basis consisted of $9,325,234 of undistributed ordinary income, $33,354,624 of undistributed long-term capital gains, and $511,109,482 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, gains and losses from the sale of stock in passive foreign investment companies, and the treatment of short term gain as ordinary income for tax purposes.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2015, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	25

Notes to financial statements	concluded

Note 9—subsequent events

Advisors has agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.05% for one year effective May 1, 2015. During this one-year period, the fee range paid to Advisors will be 0.33% to 0.45% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

26	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund (the “Fund”) at March 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 19, 2015

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	27

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, the TIAA-CREF Real Estate Securities Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Board Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate,

28	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in an objective manner.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including a performance rating provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	29

Renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decision regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since it commenced operations. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular type of investments in question; reporting on the investment

30	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund, over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. For detail regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Fund. The Board considered that TAI had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2014 and that TAI expected this trend to continue. The Board recognized TAI’s amendment of the Agreement for the Fund to permanently decrease the level of assets needed to reach‚ “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates), to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level as of March 1, 2015. The Board also recognized TAI’s one-year, voluntary reduction of the Fund’s management fee by an additional 0.05% starting May 1, 2015. The Board concluded that the profits earned by TAI in 2014 on its services to the Fund were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	31

Renewal of investment management agreement (unaudited)

and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Fund under the Agreement was lower than the management fee rate charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s current fee breakpoints on the Fund would have a material effect on its fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rate in the Agreement is already at a low level compared to peer groups of mutual funds. The Board also considered TAI’s implementation of permanent, contractual advisory fee rate reductions on the Fund, starting on March 1, 2015, as well as the one-year voluntary reduction in fees starting May 1, 2015, as previously noted above. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and the Fund’s current asset level.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for a separately managed account mandate with investment strategies similar to the Fund’s strategy. The Board also considered TAI’s representation that, while management fee rates charged to the Fund may differ from the management fee

32	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

rates chargeable to these other investment companies and accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, the Fund may be utilized as an investment option for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans. TAI and the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding the Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule.

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.491% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	33

Renewal of investment management agreement (unaudited)	concluded

to decrease the levels of assets needed to reach breakpoints, to increase the reduction of fees at each breakpoint and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.05% for one year effective May 1, 2015.
•	The Fund was in the 5th, 2nd, 2nd and 5th quintiles of the group of comparable funds selected by Lipper for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 4th, 2nd, 1st and 4th quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

34	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2015

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	35

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2015

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.

36	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors of the Board of Governors of the Investment Company Institute); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	37

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2015

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011), and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Separate Accounts VA-1, VLI-1 and VLI-2 (2013–2014). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (2013–2014).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Executive Vice President and Chief Operating Officer (“COO”) (2013–2014), President (2012–2013), Interim Head (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products, (2009–2012). Managing Director, Mutual Fund Products, (2007–2009) of TIAA. Director (since 2008), Executive Vice President (since 2012), Chairman (2012–2013), Senior Managing Director and COO (2012), Senior Vice President (2010–2012) of Advisors. Director (since 2008), Executive Vice President (since 2014), Chief Operating Officer (since 2013), Chairman (2011–2012), President (2012–2013), Senior Vice President (2010–2012) of Investment Management. Chairman, Manager, President (since 2011), and COO (2011–2013) of TCAA and TCAS. Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Manager and Executive Vice President, TIAA Asset Management, LLC (since 2014). Director, of TH RE, Ltd (2013, since 2014). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).

38	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Corporate Controller (since 2014), Senior Vice President (since 2010) and Funds Treasurer (2006–2014) of TIAA. Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Chief Financial Officer (since 2013), Principal Financial Officer (2009–2013), Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of TCAM (since 2011). Director (since 2008) Senior Vice President (since 2010) and Funds Treasurer (2007–2011) of Advisors. Manager (since 2008), Senior Vice President (since 2014) and Funds Treasurer (2007–2011) of Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (2008–2015). Manager, Senior Vice President and Funds Treasurer of TCAA and TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2011), Senior Managing Director (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2013). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013). President and Chief Executive Officer (2013–2014) of TCAM. Principal Executive Officer and Executive Vice President of CREF and VA-1 (since 2013). Chairman, Director, President and Chief Executive Officer of Advisors (since 2013). Chairman, Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), Chairman (since 2013) President & Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Director, TCAM Global UK Limited (since 2014). President and Chief Executive Officer, TIAA Asset Management Finance Company, LLC (since 2014). Manager, President and Chairman, TIAA Asset Management, LLC (since 2014). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	39

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2015

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director, TC Life (2012–2014). Manager, Kaspick & Company, LLP (“Kaspick”) (since 2012). Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2014). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

40	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2006), and Senior Vice President, Pension Products (2003–2006) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (2009–2010, since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

TIAA-CREF Real Estate Securities Fund ■ 2015 Annual Report	41

Important tax information (unaudited)

For the year ended March 31, 2015, the Fund designates distributions of $32,304,237 (or the maximum amount allowable), as being from long-term capital gains.

For the year ended March 31, 2015, the Fund designates 4.40% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2015, the Fund designates 3.78% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

42	2015 Annual Report ■ TIAA-CREF Real Estate Securities Fund

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC

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2015 Annual Report

TIAA-CREF Funds

Fixed-Income Funds

March 31, 2015

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Prices of bonds across major sectors advance

During the twelve months ended March 31, 2015, many domestic bond sectors significantly outperformed results from the prior twelve months. The fixed-rate investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 5.7%. Municipal bonds and U.S. Treasury inflation-indexed securities posted solid results versus the previous period. U.S. high-yield bonds, although performing less favorably than the prior twelve months, produced positive total returns, including a strong run in the final quarter. (See returns in the table below.) The broad U.S. stock market, as represented by the Russell 3000® Index, returned 12.4%.

The price of the bellwether 10-year U.S. Treasury bond rose, and its yield, which moves in the opposite direction, ended the period at 1.9%, down more than three-quarters of a percentage point from a year ago. The higher yields on domestic Treasury bonds—compared with yields on sovereign bonds of many other leading nations—combined with a rising U.S. dollar to attract investors from Europe.

Many areas of the U.S. economy improved at a modest pace throughout much of the period. The national unemployment rate dropped to 5.5% in March 2015, down more than a percentage point from March 2014. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose 2.4% for 2014 year-over-year, compared with an increase of 2.2% for 2013. Although inflation remained well below the Federal Reserve’s target, on a seasonally adjusted basis, the Consumer Price Index rose 0.2% in February 2015 after dropping 0.7% the prior month. Other positive factors included a stronger dollar, a robust housing market and a decline in consumer debt levels.

Fed ends stimulus program as conditions improve

Many bond sectors opened the period on a strong note but stumbled in the summer amid concerns about the prospect of rising interest rates. U.S. high-yield bond prices pulled back, in part due to concerns about conflicts in Ukraine and the Middle East, but also due to higher valuations following the sector’s strong run amid heavy new issuance. However, the geopolitical turmoil abroad boosted demand for U.S. Treasuries. In late October, the Fed ended its quantitative easing (QE) bond-buying program. Oil prices plunged more than 52% from just over $101 a barrel at the start of the period to nearly $48 on March 31, 2015, triggering concerns about the credit strength of some energy companies, which represent a meaningful share of the high-yield market.

In January, the European Central Bank unveiled its QE program to buy sovereign bonds in the eurozone each month beginning March 2015 to help stimulate its lagging economy. European bond yields fell on that news. Domestic high-yield bond prices rose as investors took on more credit risk for higher yields. In the investment-grade sector, prices advanced following comments from the Fed that hinted it might be more inclined to raise short-term rates in September rather than in June. The Fed signaled it may tighten when it “has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Over the twelve months, approximately $58.2 billion flowed into U.S. bond funds, according to the Investment Company Institute.

Many bond sectors’ annual returns outshined year-ago results

(Total returns for the 12-month periods ended March 31, 2014 and March 31, 2015)

Sector returns are based on the following indexes, respectively: Municipals: Barclays 10-Year Municipal Bond Index; Investment-grade: Barclays U.S. Aggregate Bond Index; TIPS: Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); Short-term treasuries: Barclays U.S. 1–3 Year Government/Credit Bond Index; High-yield: BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	3

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF OR ANY OF ITS PRODUCTS OR SERVICES.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2014–March 31, 2015).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	5

Bond Fund

Portfolio composition
% of net assets as of 3/31/2015
Corporate bonds	30.1
Mortgage-backed securities*	22.1
Foreign government & corporate bonds denominated in U.S. dollars	14.4
Commercial mortgage-backed securities	9.8
Asset-backed securities	9.2
U.S. Treasury securities	6.0
Municipal bonds	2.4
Bank loan obligations	1.6
U.S. agency securities	0.5
Short-term investments, other assets & liabilities, net	3.9
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Less than 1 year	4.9
1–3 years	18.4
3–5 years	25.4
5–10 years	38.2
Over 10 years	13.1
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Aaa/AAA	31.7
Aa/AA	5.5
A/A	19.4
Baa/BBB	29.5
Ba/BB	4.8
B/B	5.1
Below B/B	2.9
Non-rated	1.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Bond Fund returned 5.59% for the Institutional Class, compared with the 5.72% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

U.S. bonds advance amid declining yields and subdued inflation

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was 0%, compared with 1.5% for the twelve months ended March 31, 2014. Strong fundamentals fueled demand for investment-grade bonds as well as riskier high-yield debt for the first few months of the period. In July, however, investors shifted to the relative safety of U.S. Treasuries as geopolitical turmoil in the rest of the world raised the focus on risk. Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold.

As 2015 commenced, fears that interest rate increases could happen as early as the summer caused some short-term volatility within the bond market, but most segments, including investment-grade bonds, advanced in the end. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase would hinge on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Performance as of March 31, 2015
		Total	Average annual
		return	total return
Bond Fund	Inception date	1 year	5 years	10 years
Institutional Class	7/1/1999	5.59%	5.11%	5.01%
Premier Class	9/30/2009	5.43	4.97	4.93	‡
Retirement Class	3/31/2006	5.27	4.84	4.77	‡
Retail Class	3/31/2006	5.21	4.81	4.80	‡
Barclays U.S. Aggregate Bond Index	—	5.72	4.41	4.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

All benchmark sectors advance

Municipal bonds, which constituted the smallest portion of the total market capitalization of the Barclays U.S. Aggregate Bond Index at period-end, performed best, gaining 7.1%. Next in line were government credit securities rising 7.0% and the corporate bond sector, which comprised nearly one-fourth of the benchmark on March 31, 2015, returning 6.8%.

Despite positive results, all other sectors underperformed the return of the broad bond market. This included the 5.4% gain of U.S. Treasury bonds, which made up more than one-third of the benchmark’s total market capitalization on March 31, 2015. As bond prices rose, yields on 10-year Treasuries declined from 2.7% at the start of the reporting period to 1.9% twelve months later.

The fund turns in solid performance but lags its benchmark

 In the favorable environment for bonds, the fund produced a solid, positive return, but lagged its benchmark. The primary factor for the fund’s under-performance was its shorter duration—a measure of interest rate sensitivity—which caused it to not benefit from declining interest rates to the extent that the benchmark did. In addition, the fund was underweight government credit securities, which outperformed, and it was held back by yield curve positioning in mortgage-backed securities holdings.

In contrast, the fund benefited from several positions that helped keep its performance close to that of its benchmark. Chief among these was the fund’s overweight position and favorable security selection in corporate bonds, which outperformed by a wide margin. The fund also benefited from favorable allocation and selection in commercial mortgage-backed and asset-backed securities.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

	Beginning account value	Ending account value	Expenses paid during period* (10/1/14–
Bond Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,034.15	$1.57
Premier Class	1,000.00	1,033.36	2.38
Retirement Class	1,000.00	1,032.47	2.84
Retail Class	1,000.00	1,032.24	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.39	1.56
Premier Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,022.14	2.82
Retail Class	1,000.00	1,021.89	3.07

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.47% for the Premier Class, 0.56% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	7

Bond Index Fund

Portfolio composition
% of net assets
as of 3/31/2015
U.S. Treasury securities	35.9
Mortgage-backed securities*	28.1
Corporate bonds	19.5
Foreign government & corporate bonds denominated in U.S. dollars	9.3
U.S. agency securities	2.9
Commercial mortgage-backed securities	1.9
Municipal bonds	1.1
Asset-backed securities	0.8
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Less than 1 year	3.2
1–3 years	19.8
3–5 years	37.5
5–10 years	25.6
Over 10 years	13.9
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Aaa/AAA	71.2
Aa/AA	4.5
A/A	11.8
Baa/BBB	12.2
Non-rated	0.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Bond Index Fund returned 5.73% for the Institutional Class, compared with the 5.72% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

U.S. bonds advance amid declining yields and subdued inflation

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was 0%, compared with 1.5% for the twelve months ended March 31, 2014. Strong fundamentals fueled demand for investment-grade bonds as well as riskier high-yield debt for the first few months of the period. In July, however, investors shifted to the relative safety of U.S. Treasuries as geopolitical turmoil in the rest of the world raised the focus on risk. Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold.

As 2015 commenced, fears that interest rate increases could happen as early as the summer caused some short-term volatility within the bond market, but most segments, including investment-grade bonds, advanced in the end. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase would hinge on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Performance as of March 31, 2015
		Total return	Average annual total return
Bond Index Fund	Inception date	1 year	5 years	since fund inception
Institutional Class	9/14/2009	5.73%	4.27%	4.23%
Premier Class	9/30/2009	5.58	4.12	4.08	‡
Retirement Class	9/14/2009	5.47	4.03	3.99
Retail Class	9/14/2009	5.38	3.93	3.89
Barclays U.S. Aggregate Bond Index	—	5.72	4.41	4.46	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

All benchmark sectors advance

Municipal bonds, which constituted the smallest portion of the total market capitalization of the Barclays U.S. Aggregate Bond Index at period-end, performed best, gaining 7.1%. Next in line were government credit securities, rising 7.0%, and the corporate bond sector, which comprised nearly one-fourth of the benchmark on March 31, 2015, returning 6.8%.

Despite positive results, all other sectors underperformed the return of the broad bond market. This included the 5.4% gain of U.S. Treasury bonds, which made up more than one-third of the benchmark’s total market capitalization on March 31, 2015. As bond prices rose, yields on 10-year Treasuries declined from 2.7% at the start of the reporting period to 1.9% twelve months later.

The fund slightly beats its benchmark index

For the period, the fund slightly outperformed its benchmark, in spite of the fund’s deduction for expenses, which the benchmark does not include.

Since its inception on September 14, 2009, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match weightings and maturities. During the twelve-month period, this portfolio had similar sector returns to its benchmark, enabling it to nearly match the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015
Bond Index	Beginning account value	Ending account value	Expenses paid during period* (10/1/14–
Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,034.25	$0.61
Premier Class	1,000.00	1,033.48	1.37
Retirement Class	1,000.00	1,033.91	1.88
Retail Class	1,000.00	1,032.59	2.23
5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.09	1.87
Retail Class	1,000.00	1,022.74	2.22

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	9

Bond Plus Fund

Portfolio composition
% of net assets as of 3/31/2015
Corporate bonds	31.8
Mortgage-backed securities*	19.7
Foreign government & corporate bonds denominated in U.S. dollars	16.1
Commercial mortgage-backed securities	7.1
U.S. Treasury securities	6.1
Bank loan obligations	4.5
Municipal bonds	4.3
Asset-backed securities	3.7
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	6.3
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Less than 1 year	3.5
1–3 years	16.3
3–5 years	24.3
5–10 years	40.7
Over 10 years	15.2
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Aaa/AAA	29.9
Aa/AA	6.1
A/A	15.4
Baa/BBB	23.2
Ba/BB	9.7
B/B	10.8
Below B/B	3.9
Non-rated	1.0
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Bond Plus Fund returned 5.66% for the Institutional Class, compared with the 5.72% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

U.S. bonds advance amid declining yields and subdued inflation

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was 0%, compared with 1.5% for the twelve months ended March 31, 2014. Strong fundamentals fueled demand for investment-grade bonds as well as riskier high-yield debt for the first few months of the period. In July, however, investors shifted to the relative safety of U.S. Treasuries as geopolitical turmoil in the rest of the world raised the focus on risk. Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold.

As 2015 commenced, fears that interest rate increases could happen as early as the summer caused some short-term volatility within the bond market, but most segments, including investment-grade bonds, advanced in the end. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase would hinge on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Performance as of March 31, 2015

		Total return	Average annual total return
Bond Plus Fund	Inception date	1 year	5 years	since fund inception
Institutional Class	3/31/2006	5.66%	5.60%	5.34%
Premier Class	9/30/2009	5.60	5.44	5.24	‡
Retirement Class	3/31/2006	5.39	5.33	5.09
Retail Class	3/31/2006	5.31	5.28	5.11
Barclays U.S. Aggregate Bond Index	—	5.72	4.41	5.23	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

10	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

All benchmark sectors advance

Municipal bonds, which constituted the smallest portion of the total market capitalization of the Barclays U.S. Aggregate Bond Index at period-end, performed best, gaining 7.1%. Next in line were government credit securities rising 7.0% and the corporate bond sector, which comprised nearly one-fourth of the benchmark on March 31, 2015, returning 6.8%.

Despite positive results, all other sectors underperformed the return of the broad bond market. This included the 5.4% gain of U.S. Treasury bonds, which made up more than one-third of the benchmark’s total market capitalization on March 31, 2015. As bond prices rose, yields on 10-year Treasuries declined from 2.7% at the start of the reporting period to 1.9% twelve months later.

The fund turns in solid performance but slightly lags its benchmark

In the favorable environment for bonds, the fund produced a solid, positive return, but slightly lagged its benchmark. The fund’s yield curve positioning in U.S. Treasuries and mortgage-backed securities was the primary factor causing it to underperform during the period—despite the fact that the fund’s selections in these sectors actually outperformed similar holdings in the index.

On the plus side, the fund benefited from several positions that helped keep its performance close to that of its benchmark. Chief among these was the fund’s overweight position in corporate bonds, which outperformed by a wide margin. The fund also benefited from favorable allocation and selection in municipals and commercial mortgage-backed securities.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

	Beginning	Ending	Expenses paid during
Bond Plus	account value	account value	period* (10/1/14–
Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,033.66	$1.62
Premier Class	1,000.00	1,032.89	2.38
Retirement Class	1,000.00	1,032.35	2.89
Retail Class	1,000.00	1,032.00	3.19
5% annual hypothetical return
Institutional Class	1,000.00	1,023.34	1.61
Premier Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,021.79	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	11

High-Yield Fund

Portfolio composition

% of net assets
as of 3/31/2015
Corporate bonds	66.8
Foreign government & corporate bonds denominated in U.S. dollars	15.1
Bank loan obligations	11.3
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	6.6
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
1–3 years	1.5
3–5 years	17.8
5–10 years	73.5
Over 10 years	7.2
Total	100.0

Holdings by credit quality*

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Baa/BBB	1.1
Ba/BB	39.3
B/B	50.8
Below B/B	8.8
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the twelve months ended March 31, 2015

The High-Yield Fund returned 2.33% for the Institutional Class, compared with the 3.17% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund.

High-yield bonds trail the broad bond market

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was flat, compared with 1.5% for the twelve months ended March 31, 2014.

Assets offering risk premiums, such as high-yield bonds, benefited from continued investor demand amid strong corporate fundamentals. However, in July, investors shifted to the relative safety of U.S. Treasuries as geopolitical turmoil in the rest of the world raised the focus on risk. With inflation remaining well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold. Yet, slumping oil prices derailed high-yield bonds in the fourth quarter of 2014. The asset class, however, rebounded in the first quarter of 2015.

For the twelve-month period, high-yield bonds underperformed the 5.72% return of the broad U.S. investment-grade, fixed-rate bond market as measured by the Barclays U.S. Aggregate Bond Index.

Performance as of March 31, 2015

		Total	Average annual
		return	total return
High-Yield Fund†	Inception date	1 year	5 years	since fund inception
Institutional Class	3/31/2006	2.33%	8.40%		7.76%
Premier Class	9/30/2009	2.08	8.24	7.66	‡
Retirement Class	3/31/2006	2.08	8.13	7.48
Retail Class	3/31/2006	1.97	8.12	7.56
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	3.17	8.38	7.56	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

12	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield sectors achieve gains, but new issuance slows

During the twelve months, all but five of the benchmark’s 67 sectors produced positive results. Property and casualty was the top performer at 11.6%, while oil field equipment and services was the laggard at –18.4%.

Despite a favorable economic environment, coupled with solid credit fundamentals and strong investor demand, new issuance in the high-yield bond market remained strong at nearly $316 billion over the twelve months, though down slightly from $324 billion over the same period in 2014.

Over the period, investors favored higher-rated bonds over more speculative higher-yielding securities. Bonds rated “BB” and “B” performed best, returning 4.9% and 1.2%, respectively. Lower-quality bonds (those rated “CCC” and below) lost 4.9%. According to Moody’s Investor Service, high-yield default rates in the United States remained low, ending March 2015 at 1.9%.

Despite gains, the fund trails its benchmark

During the twelve-month period, the fund produced positive returns, but trailed its benchmark due to disappointing security selections and sector allocations. Among individual security allocations, the biggest drag on relative performance came from SandRidge Energy, Peabody Energy Corporation and chemical company Hexion US Finance Corporation. The fund benefited most from avoiding several underperforming issues held in the benchmark, including Energy XXI Gulf Coast, an international mining company, Cliff’s Natural Resources and Hercules Offshore, specialists in oil and gas drilling.

Sector positions that detracted most from the fund’s relative returns were metals and mining (excluding steel), energy exploration and production, chemicals and banking. These negative effects were partly offset by more favorable investments in the following sectors: oil field equipment and services, support services, lease financing and gaming.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
High-Yield	value	value	(10/1/14–
Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,021.60	$1.81
Premier Class	1,000.00	1,019.83	2.57
Retirement Class	1,000.00	1,019.32	3.07
Retail Class	1,000.00	1,019.25	3.22
5% annual hypothetical return
Institutional Class	1,000.00	1,023.14	1.82
Premier Class	1,000.00	1,022.39	2.57
Retirement Class	1,000.00	1,021.89	3.07
Retail Class	1,000.00	1,021.74	3.23

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	13

Inflation-Linked Bond Fund

Portfolio composition

% of net assets
as of 3/31/2015
U.S. Treasury securities	96.6
Short-term investments, other assets & liabilities, net	3.4
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Less than 1 year	1.5
1–3 years	17.1
3–5 years	16.1
5–10 years	37.6
Over 10 years	27.7
Total	100.0

Performance for the twelve months ended March 31, 2015

The Inflation-Linked Bond Fund returned 2.92% for the Institutional Class, compared with the 3.11% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund.

TIPS advance amid slumping oil prices and continued job growth

At the start of March 2015, year-over-year inflation, as measured by the Consumer Price Index, was flat, compared with 1.5% for the twelve months ended March 31, 2014. Crude oil prices, a commonly used indicator of current inflationary pressures, plummeted more than 52%, from just over $101 a barrel at the start of the period to nearly $48 on March 31, 2015. As a result, both TIPS and high-yield bonds fell briefly toward the end of 2014, but then rebounded in the first quarter of 2015.

Several positive factors signaling that the economy was forging ahead included appreciation of the U.S. dollar, continued strength in the housing market and the unemployment rate falling to 5.5% as employment continued to trend up in professional and business services, health care and retail trade. Furthermore, the nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose at an annual rate of 2.2% in the fourth quarter of 2014. This increase was helped in part by positive contributions from personal consumption expenditures and exports.

Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold. Although fears that interest rate increases could happen as early as the summer of 2015 caused some short-term volatility within the bond market, most

Performance as of March 31, 2015

		Total	Average annual
		return	total return
Inflation-Linked Bond Fund	Inception date	1 year	5 years	10 years
Institutional Class	10/1/2002	2.92%	4.07%	4.26%
Premier Class	9/30/2009	2.76	3.92	4.16	*
Retirement Class	3/31/2006	2.67	3.81	4.05	*
Retail Class	10/1/2002	2.55	3.78	4.03
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	3.11	4.29	4.55

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retirement classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retirement classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

segments, including TIPS, advanced in the end. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase hinges on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Despite solid gains, TIPS trail the broad bond market

Most components of the bond market posted positive returns for the year. Despite continued concerns over a prolonged rise in U.S. interest rates going forward, longer-term yields declined and inflation expectations remained subdued. The twelve-month return of TIPS was more than two-and-a-half percentage points lower than the 5.72% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Similarly, for the ten years ended March 31, 2015, TIPS achieved gains of 4.55% versus the 4.93% return of the Barclays aggregate index.

The fund performs similarly to its benchmark

In a positive environment for inflation-linked bonds, the fund’s performance was similar to that of the Barclays TIPS index. However, the fund modestly trailed its benchmark because of its expense charge. The fund’s return includes a deduction for expenses, while the benchmark’s does not. Since the portfolio was similar to the composition of the TIPS index, the above discussion of the benchmark’s performance also applies to the fund’s results.

During the period, the fund’s portfolio managers kept its duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(10/1/14–
Bond Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,013.27	$1.36
Premier Class	1,000.00	1,012.41	2.11
Retirement Class	1,000.00	1,011.41	2.61
Retail Class	1,000.00	1,010.87	2.86
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.09	2.87

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.57% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets
as of 3/31/2015
Corporate bonds	27.6
Asset-backed securities	19.4
Foreign government & corporate bonds denominated in U.S. dollars	19.4
U.S. Treasury securities	12.7
Commercial mortgage-backed securities	11.2
Bank loan obligations	3.6
U.S. agency securities	3.3
Mortgage-backed securities*	1.7
Municipal bonds	0.4
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Less than 1 year	12.1
1–3 years	64.5
3–5 years	17.9
5–10 years	4.8
Over 10 years	0.7
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2015
Aaa/AAA	32.2
Aa/AA	14.9
A/A	19.9
Baa/BBB	23.8
Ba/BB	6.0
B/B	2.5
Below B/B	0.5
Non-rated	0.2
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Short-Term Bond Fund returned 1.18% for the Institutional Class, compared with the 1.12% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund.

Short-term bonds trail the broad bond market

U.S. bond markets performed well throughout the twelve months as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold.

In a March 2015 statement, the Fed indicated that the timing of an interest rate increase would hinge on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

During the period, the fund’s benchmark underperformed the 5.72% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Longer-term bonds topped their short-term counterparts, as investors became more willing to venture further out on the yield curve amid a strengthening U.S. economy. As bond prices rose, yields on 10-year Treasuries declined from 2.7% at the start of the reporting period to 1.9% twelve months later. Since short-term issues are less sensitive

Performance as of March 31, 2015

		Total	Average annual
		return	total return
				since fund
Short-Term Bond Fund	Inception date	1 year	5 years	inception
Institutional Class	3/31/2006	1.18%	2.36%		3.39%
Premier Class	9/30/2009	1.02	2.20	3.31	‡
Retirement Class	3/31/2006	0.92	2.10	3.15
Retail Class	3/31/2006	0.87	2.07	3.19
Barclays U.S. 1–3 Year Government/Credit Bond Index	—	1.12	1.35	2.99	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

16	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

to interest rate moves, they generally encounter lower price volatility than longer-term bonds. As a result, short-term issues experienced less of a performance boost from declining interest rates than bonds with longer maturities.

For the five years ended March 31, 2015, the average annual return of the Barclays 1–3 year index was 1.35% versus 4.41% for the Barclays aggregate index.

Corporate and government credit securities bolster the index

Representing nearly one-fifth of the benchmark’s total market capitalization, short-term corporate securities advanced 1.5% for the twelve months ended March 31, 2015. Government credit securities also performed well with a return of 1.2%. Short-term Treasuries, the largest weighting in the index at nearly two-thirds, and government agency securities both underperformed the broader market with a matching return of 1.0%. Municipals—a small weighting in the index—were the strongest-performing sector, gaining 1.8%.

Astute sector weightings help the fund outperform

For the period, the fund slightly outperformed its benchmark, largely due to advantageous positions in several sectors. Most notably, investments in short-term asset-backed securities, which are not included in the benchmark, made the most significant contribution to the fund’s relative return. An overweight position and yield curve exposure in the strongly performing corporate bond sector further augmented relative performance. Another solid contribution came from an out-of-benchmark holding in commercial mortgage-backed securities, which advanced substantially at 3.3%.

Despite the fund’s underweight in short-term U.S. Treasuries, these securities detracted from relative returns due to yield curve positioning. Government credit, cash and other short-term investments also limited relative performance.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the changes in the values of the fund’s new and old benchmarks during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/14–
Bond Fund	(10/1/14)	(3/31/15)	3/31/15)
Actual return
Institutional Class	$1,000.00	$1,007.13	$1.35
Premier Class	1,000.00	1,006.36	2.10
Retirement Class	1,000.00	1,005.87	2.60
Retail Class	1,000.00	1,005.60	2.90
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.04	2.92

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	17

Social Choice Bond Fund

Portfolio composition

% of net assets as of 3/31/2015
Corporate bonds	31.0
Foreign government & corporate bonds denominated in U.S. dollars	15.1
Mortgage-backed securities*	13.0
U.S. agency securities	8.6
U.S. Treasury securities	8.1
Municipal bonds	7.5
Commercial mortgage-backed securities	6.9
Asset-backed securities	3.5
Bank loan obligations	1.3
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	4.9
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Less than 1 year	2.8
1–3 years	22.9
3–5 years	18.3
5–10 years	34.5
Over 10 years	21.5
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Aaa/AAA	37.0
Aa/AA	10.9
A/A	13.0
Baa/BBB	22.1
Ba/BB	3.9
B/B	3.1
Below B/B	2.6
Non-rated	7.4
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Social Choice Bond Fund returned 8.19% for the Institutional Class, compared with the 5.72% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below shows returns for all share classes of the fund.

U.S. bonds advance amid declining yields and subdued inflation

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was 0%, compared with 1.5% for the twelve months ended March 31, 2014. Strong fundamentals fueled demand for investment-grade bonds as well as riskier high-yield debt for the first few months of the period. In July, however, investors shifted to the relative safety of U.S. Treasuries as geopolitical turmoil in the rest of the world raised the focus on risk.

Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold. The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose at an annual rate of 2.2% in the fourth quarter of 2014. This increase was helped in part by positive contributions from personal consumption expenditures and exports.

As 2015 commenced, fears that interest rate increases could happen as early as the summer caused some short-term volatility within the bond market, but most segments, including investment-grade bonds, advanced for the reporting

Performance as of March 31, 2015

		Total return	Average annual total return
Social Choice Bond Fund	Inception date	1 year	since inception
Institutional Class	9/21/2012	8.19%	4.29%
Premier Class	9/21/2012	8.03	4.13
Retirement Class	9/21/2012	7.93	4.03
Retail Class	9/21/2012	7.99	3.96
Barclays U.S. Aggregate Bond Index	—	5.72	2.37	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

period. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase would hinge on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

All benchmark sectors advance

Municipal bonds, which constituted the smallest portion of the total market capitalization of the benchmark index at period-end, performed best, gaining 7.1%. Next in line were government credit securities rising 7.0% and the corporate bond sector, which comprised nearly one-fourth of the benchmark on March 31, 2015, returning 6.8%.

Despite positive results, all other sectors underperformed the return of the broad bond market. This included the 5.4% gain of U.S. Treasury bonds, which made up more than one-third of the benchmark’s total market capitalization on March 31, 2015. As bond prices rose, yields on 10-year Treasuries went from 2.7% at the start of the reporting period to 1.9% twelve months later.

The fund outpaces its benchmark by a wide margin

In a positive environment for fixed-income securities, the fund delivered strong gains and surpassed the Barclays U.S. Aggregate Bond Index by nearly two-and-a-half percentage points at period-end. The fund’s outperformance was driven by a longer duration—a measure of interest rate sensitivity—compared to the benchmark, as well as a flatter yield curve profile versus the benchmark. The fund also benefited from a considerable underweight position in U.S. Treasuries, which trailed the return of the broad bond market, and favorable security selection among corporate bonds.

Limiting the fund’s gains were yield curve exposure in the mortgage-backed securities sector as well as an allocation to cash, which hurt returns in a rising bond market.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Expense example

Six months ended March 31, 2015

Social Choice Bond Fund	Beginning account value (10/1/14)	Ending account value (3/31/15)	Expenses paid during period* (10/1/14– 3/31/15)
Actual return
Institutional Class	$1,000.00	$1,042.99	$2.04
Premier Class	1,000.00	1,042.21	2.80
Retirement Class	1,000.00	1,041.72	3.31
Retail Class	1,000.00	1,041.62	3.41
5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Premier Class	1,000.00	1,022.19	2.77
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.59	3.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.67% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	19

Tax-Exempt Bond Fund

Portfolio composition

% of net assets
as of 3/31/2015
Municipal bonds	102.1
Short-term investments, other assets & liabilities, net	-2.1
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Less than 1 year	4.5
1–3 years	8.0
3–5 years	5.3
5–10 years	37.5
Over 10 years	44.7
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 3/31/2015
Aaa/AAA	10.0
Aa/AA	42.2
A/A	32.0
Baa/BBB	11.3
Non-rated	4.5
Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2015

The Tax-Exempt Bond Fund returned 6.27% for the Institutional Class, compared with the 6.75% return of its benchmark, the Barclays 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

Tax-exempt bonds top the performance of the broad bond market

U.S. bond markets performed well throughout the period as the Federal Reserve maintained an accommodative monetary policy, which kept interest rates low and benefited bond prices. The U.S. economy remained relatively strong, compared to other developed and emerging markets economies. Year-over-year inflation, as measured by the Consumer Price Index, was flat, compared with 1.5% for the twelve months ended March 31, 2014. Strong fundamentals fueled demand for municipal bonds throughout the period. Unlike prior years, when reports of Detroit’s filing for bankruptcy and concerns about Puerto Rico’s debt burden weighed down the market, municipal issues benefited from low interest rates, positive inflows and favorable credit developments.

Although inflation remained well below its target rate of 2.0%, the Federal Reserve ended its long-term bond-buying stimulus program in October 2014, as improvements in the U.S. economy continued to strengthen and take hold. The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose at an annual rate of 2.2% in the fourth quarter of 2014. This increase was helped in part by positive contributions from personal consumption expenditures and exports.

As 2015 commenced, fears that interest rate increases could happen as early as the summer caused some short-term volatility within the bond market, but most segments, including tax-exempt bonds, advanced for the reporting period. In a March 2015 statement, the Federal Reserve indicated that the timing of any rate increase hinges on how the economy performs in the months ahead and that the cycle of credit tightening would be gradual.

Performance as of March 31, 2015

		Total return	Average annual total return
Tax-Exempt Bond Fund	Inception date	1 year	5 years	since inception
Institutional Class	3/31/2006	6.27%	4.53%	4.61%
Retail Class	3/31/2006	6.07	4.29	4.44
Barclays 10-Year Municipal Bond Index	—	6.75	5.58	5.52	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

For the twelve-month period, tax-exempt bonds surpassed the 5.72% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended March 31, 2015, the Barclays 10-Year Municipal Bond Index posted an average annual return of 5.58%, compared with 4.41% for the Barclays aggregate index.

Gains in all sectors propel the benchmark forward

During the period, all of the benchmark’s sectors posted positive results. The health care and transportation sectors were among its largest contributors, returning 8.4% and 7.5%, respectively. The benchmark also benefited from the strong performance of the industrial revenue, power and special tax sectors. At period-end, these top five performing sectors represented more than two-fifths of the benchmark’s total market capitalization. Despite positive performance, the housing, municipal state and solid waste/resource recovery sectors underperformed the returns of the broad municipal bond market.

On March 31, 2015, higher-rated AAA municipal bonds, as measured by the Thomson-Reuters MMD AAA General Obligation 10-year municipal bond average, yielded 1.96%, which was slightly higher than the 1.93% yield of comparable-maturity U.S. Treasury securities. At the beginning of the period, these municipal and Treasury securities yielded 2.5% and 2.7%, respectively. In an environment of low interest rates and credit improvements, new municipal bond issuance increased from $307 billion on March 31, 2014 to $372 billion twelve months later.

Despite strong gains, the fund trails its benchmark

In a positive environment for tax-exempt bonds, the fund’s underweight positions and security selections in the transportation, municipal state and local sectors detracted from the fund’s relative performance at period-end. Conversely, overweight holdings in health care and special tax, as well as favorable security selections in the industrial revenue and leasing sectors, boosted relative returns.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended March 31, 2015

Tax-Exempt Bond Fund	Beginning account value (10/1/14)	Ending account value (3/31/15)	Expenses paid during period* (10/1/14– 3/31/15)
Actual return
Institutional Class	$1,000.00	$1,026.72	$1.77
Retail Class	1,000.00	1,026.24	3.18
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,021.79	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	21

Money Market Fund

Portfolio composition

% of net assets as of 3/31/2015
Commercial paper	44.3
U.S. government agency securities	25.4
U.S. Treasury securities	16.2
Floating-rate securities, government	10.1
Certificates of deposit	3.3
Asset-backed securities	0.7
Total	100.0

Net annualized yield

(for the 7 days ended 3/31/2015)*

	Current yield	Effective yield
Money Market Fund†
Institutional Class	0.00%	0.00%
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund
Averages-All Taxable§	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2015

The Money Market Fund returned 0.00% for the Institutional Class, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Hopes for a June rate increase dampened by weak jobs report

During the twelve months ending March 31, 2015, the trend of very low rates and very low supply continued to plague the money market universe. Last October, the Federal Reserve wrapped up its bond-purchasing program known as QE2 (Quantitative Easing)—a policy designed to keep rates low and stimulate the economy. Subsequently, investors became hopeful for a rate increase sometime in 2015, evidenced by a slight increase in rates for short-term money market instruments in December. However, despite hints in early March 2015 from the Fed of an increase in the Fed Funds target rate by mid-year, a weaker-than-expected estimate of March job growth, published in early April, dampened such predictions, postponing the much-anticipated

Performance as of March 31, 2015

		Total return	Average annual total return
Money Market Fund†	Inception date	1 year	5 years	10 years
Institutional Class	7/1/1999	0.00%	0.04%	1.62%
Premier Class	9/30/2009	0.00	0.00	1.60	‡
Retirement Class	3/31/2006	0.00	0.00	1.51	‡
Retail Class	3/31/2006	0.00	0.00	1.57	‡
iMoneyNet Money Fund Averages—All Taxable§	—	0.01	0.02	1.36

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the fund’s adviser is reimbursing certain other fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

rate hike to later in the calendar year. The result has been a constrained supply of short-term instruments—including Treasury bills and commercial paper—that are sought by money market fund managers.

Short-term rates remain low but rose by period-end

The Fed kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% during the period and forecast the rate to remain close to that level at least through the middle of 2015. The three-month LIBOR rate began the period at 0.23%, rose slightly to 0.24% in September 2014 and closed the period slightly higher at 0.27%. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) Six-month LIBOR did not fare much better, beginning the period at 0.33% and staying at or close to that level through December 2014, before rising to 0.40% at period-end.

Fund remains well-diversified in a challenging market

Against this backdrop of low rates and little supply, the fund’s managers sought higher-yielding investments while remaining in full compliance with Securities and Exchange Commission regulations. The fund remains committed to holding longer-dated, floating-rate government agency paper (with one- to two-year maturities) in order to capture slightly higher yields. However, due to a decline in issuance and unattractive valuations, overall portfolio levels are unlikely to increase. Our commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. Overseas, European exposure remains limited to select high-quality financial names. The fund’s managers believe that attractive opportunities exist in high-quality Pacific Rim issuers. As of March 31, 2015, the fund’s weighted average maturity was 52 days, versus 42 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the Money Market Fund’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) to prevent the fund’s yield from turning negative.

Expense example

Six months ended March 31, 2015

Money Market Fund	Beginning account value (10/1/14)	Ending account value (3/31/15)	Expenses paid during period* (10/1/14– 3/31/15)
Actual return
Institutional Class	$1,000.00	$1,000.00	$0.60
Premier Class	1,000.00	1,000.00	0.60
Retirement Class	1,000.00	1,000.00	0.60
Retail Class	1,000.00	1,000.00	0.60
5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Premier Class	1,000.00	1,024.33	0.61
Retirement Class	1,000.00	1,024.33	0.61
Retail Class	1,000.00	1,024.33	0.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.12% for the Premier Class, 0.12% for the Retirement Class and 0.12% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	23

Summary portfolio of investments

Bond Fund ■ March 31, 2015

			% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS		$3,562,132	0.1%
COMMERCIAL & PROFESSIONAL SERVICES		2,371,652	0.1
CONSUMER DURABLES & APPAREL		2,465,367	0.1
CONSUMER SERVICES		2,575,938	0.1
DIVERSIFIED FINANCIALS		1,631,881	0.1
ENERGY		989,063	0.0
FOOD & STAPLES RETAILING		2,116,632	0.1
FOOD, BEVERAGE & TOBACCO		1,310,319	0.0
HEALTH CARE EQUIPMENT & SERVICES		8,929,077	0.3
MATERIALS		7,284,926	0.3
MEDIA		4,756,408	0.2
RETAILING		699,746	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,297,140	0.0
SOFTWARE & SERVICES		4,000,890	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		1,403,963	0.0
TELECOMMUNICATION SERVICES		1,098,544	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $46,326,049)		46,493,678	1.6

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		6,186,793	0.2
BANKS		148,804,302	5.2
CAPITAL GOODS		34,460,148	1.2
COMMERCIAL & PROFESSIONAL SERVICES		23,180,442	0.8
CONSUMER DURABLES & APPAREL		3,153,280	0.1
CONSUMER SERVICES		5,588,040	0.2
DIVERSIFIED FINANCIALS		134,843,854	4.7
ENERGY		111,955,150	3.9
FOOD & STAPLES RETAILING		8,832,022	0.3
FOOD, BEVERAGE & TOBACCO		37,986,945	1.3
HEALTH CARE EQUIPMENT & SERVICES		45,423,095	1.6
HOUSEHOLD & PERSONAL PRODUCTS		7,194,410	0.3
INSURANCE		63,500,042	2.2
MATERIALS		72,319,152	2.5
MEDIA		59,670,752	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		39,048,101	1.4
REAL ESTATE		29,244,365	1.0
RETAILING		31,429,896	1.1
SOFTWARE & SERVICES		14,912,580	0.5
				% of net
Principal		Issuer	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT			$34,570,177	1.2%
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
$31,287,000		0.700%–5.012%, 11/02/15–08/21/54	31,761,490	1.1
		Other	30,500,630	1.1
			62,262,120	2.2
TRANSPORTATION			45,411,575	1.6
UTILITIES			128,613,613	4.5
	TOTAL CORPORATE BONDS (Cost $1,111,776,599)		1,148,590,854	40.1

GOVERNMENT BONDS

AGENCY SECURITIES			19,026,285	0.7
FOREIGN GOVERNMENT BONDS			106,716,478	3.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
20,000,000	h	3.000%, 04/15/45	20,406,250	0.7
25,000,000	h	3.500%, 04/15/45	26,208,250	0.9
14,000,000	h	3.000%, 05/15/45	14,251,289	0.5
63,733,362		3.000%–8.000%, 01/01/16–05/15/45	68,757,822	2.4
		Federal National Mortgage Association (FNMA)
18,000,000	h	2.500%, 05/25/30	18,445,753	0.6
10,956,854		3.000%, 01/01/35	11,358,078	0.4
11,082,082		5.500%, 12/01/41	12,740,759	0.5
14,000,000	h	3.000%, 04/25/45	14,315,000	0.5
18,000,000	h	4.000%, 04/25/45	19,246,993	0.7
14,000,000	h	5.000%, 04/25/45	15,568,000	0.5
35,000,000	h	3.500%, 05/25/45	36,681,641	1.3
14,000,000	h	4.000%, 05/25/45	14,945,821	0.5
22,000,000	h	4.500%, 05/25/45	23,942,019	0.8
12,000,000	h	5.000%, 05/25/45	13,326,188	0.5
11,000,000	h	3.500%, 06/25/45	11,501,445	0.4
177,947,831		2.500%–8.000%, 10/01/16–06/25/45	192,314,108	6.7
		Government National Mortgage Association (GNMA)
15,000,000	h	3.000%, 04/20/45	15,450,000	0.5
26,000,000	h	3.500%, 04/20/45	27,360,939	1.0
15,000,000	h	4.000%, 04/20/45	15,986,718	0.6
23,000,000	h	3.500%, 05/20/45	24,141,017	0.8
		Other	36,831,428	1.3
			633,779,518	22.1
MUNICIPAL BONDS
		Florida Hurricane Catastrophe Fund Finance Corp
21,000,000		1.298%, 07/01/16	21,130,200	0.7
		New York State Urban Development Corp
11,000,000		1.350%, 03/15/18	10,980,970	0.4
		State of Illinois
12,000,000		4.350%, 06/01/18	12,538,080	0.4
		Other	24,593,235	0.9
			69,242,485	2.4
U.S. TREASURY SECURITIES
		United States Treasury Bond
20,720,000		5.375%, 02/15/31	29,414,298	1.0
27,500,000		3.000%, 11/15/44	30,136,122	1.1
24,495,000		2.875%–5.250%, 11/15/28–05/15/43	31,325,093	1.1

24	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ■ March 31, 2015

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$23,758,700		1.500%, 08/31/18	$24,120,640	0.8%
24,500,000		1.750%, 02/28/22	24,570,830	0.9
21,148,000		2.000%, 02/15/25	21,281,825	0.7
		Other	10,064,319	0.4
			170,913,127	6.0
	TOTAL GOVERNMENT BONDS (Cost 985,111,275)		999,677,893	34.9

STRUCTURED ASSETS

ASSET BACKED
		Capital Automotive REIT
		Series 2012-1A (Class A)
11,528,323	g	4.700%, 07/15/42	11,910,752	0.4
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
28,523,700	g	5.216%, 01/25/42	29,655,292	1.1
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class D)
19,750,000		3.870%, 02/15/18	20,277,641	0.7
		Sierra Receivables Funding Co LLC
		Series 2015-1A (Class B)
15,000,000	g	3.050%, 03/22/32	14,999,753	0.5
		SpringCastle America Funding LLC
		Series 2014-AA (Class A)
12,004,505	g	2.700%, 05/25/23	12,034,589	0.4
		Other	189,596,602	6.6
			278,474,629	9.7
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
12,750,000	i	5.771%, 05/15/46	13,275,045	0.5
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
19,585,000		5.509%, 09/15/39	20,636,088	0.7
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
22,235,000		5.383%, 12/15/43	23,579,283	0.8
		Series 2007-C34 (Class AJ)
17,750,038	i	5.947%, 05/15/46	18,709,552	0.7
		Series 2007-C32 (Class AMFX)
22,000,000	g	5.703%, 06/15/49	23,651,914	0.8
		Series 2007-C32 (Class AJ)
23,475,000	i	5.750%, 06/15/49	23,950,251	0.8
		Other	158,305,379	5.5
			282,107,512	9.8
	TOTAL STRUCTURED ASSETS (Cost $555,318,455)		560,582,141	19.5
	TOTAL BONDS (Cost $2,652,206,329)		2,708,850,888	94.5
				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$27,000,000		0.040%, 04/10/15	$26,999,730	0.9%
37,000,000	d	0.060%, 04/20/15	36,999,223	1.3
24,000,000	d	0.050%, 05/08/15	23,998,968	0.8
25,000,000	d	0.068%, 06/03/15	24,997,325	0.9
		Other	4,999,845	0.2
			117,995,091	4.1
TREASURY DEBT
		United States Treasury Bill
11,900,000	d	0.078%–0.090%, 04/30/15	11,899,619	0.4
50,400,000	d	0.073%–0.086%, 07/23/15	50,393,297	1.8
19,000,000		0.065%, 08/06/15	18,995,972	0.7
25,000,000	d	0.067%, 08/13/15	24,995,125	0.9
46,500,000	d	0.091%–0.106%, 08/20/15	46,488,143	1.6
70,000,000	d	0.065%–0.082%, 08/27/15	69,977,670	2.4
23,000,000	d	0.086%, 09/17/15	22,988,937	0.8
26,000,000		0.091%, 10/15/15	25,981,514	0.9
82,000,000	d	0.093%–0.130%, 11/12/15	81,919,312	2.8
		Other	16,099,654	0.6
			369,739,243	12.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $487,750,625)		487,734,334	17.0
	TOTAL PORTFOLIO (Cost $3,186,283,003)		3,243,078,900	113.1
	OTHER ASSETS & LIABILITIES, NET		(376,254,729)	(13.1)
	NET ASSETS		$2,866,824,171	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $524,632,324 or 18.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	25

Summary portfolio of investments

Bond Index Fund ■ March 31, 2015

			% of net
Principal	Issuer	Value	assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS		$6,225,042	0.1%
BANKS
	JPMorgan Chase & Co
$28,493,000	1.125%–6.000%, 02/26/16–12/30/49	29,942,049	0.5
	Other	156,115,793	2.6
		186,057,842	3.1
CAPITAL GOODS		49,346,387	0.8
COMMERCIAL & PROFESSIONAL SERVICES		17,967,317	0.3
CONSUMER DURABLES & APPAREL		4,741,103	0.1
CONSUMER SERVICES		16,148,986	0.3
DIVERSIFIED FINANCIALS
	Goldman Sachs Group, Inc
23,250,000	2.375%–7.500%, 01/18/18–07/08/44	25,742,789	0.4
	Other	162,859,366	2.8
		188,602,155	3.2
ENERGY		153,528,981	2.6
FOOD & STAPLES RETAILING		11,723,017	0.2
FOOD, BEVERAGE & TOBACCO		62,768,580	1.1
HEALTH CARE EQUIPMENT & SERVICES		39,720,897	0.7
HOUSEHOLD & PERSONAL PRODUCTS		8,763,761	0.1
INSURANCE		68,934,998	1.2
MATERIALS		67,351,292	1.1
MEDIA		56,240,850	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		69,204,942	1.2
REAL ESTATE		35,272,143	0.6
RETAILING		40,358,548	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,345,679	0.1
SOFTWARE & SERVICES		38,387,641	0.6
TECHNOLOGY HARDWARE & EQUIPMENT		34,725,244	0.6
TELECOMMUNICATION SERVICES		78,303,916	1.3
TRANSPORTATION		39,030,302	0.7
UTILITIES		141,303,040	2.4
	TOTAL CORPORATE BONDS (Cost $1,363,493,391)	1,422,052,663	24.1

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Home Loan Mortgage Corp (FHLMC)
16,736,000	5.125%, 10/18/16	17,938,298	0.3
20,000,000	0.875%, 03/07/18	19,964,580	0.3
	Federal National Mortgage Association (FNMA)
73,015,000	0.000%–6.625%, 05/27/15–07/15/37	76,332,314	1.3
	Other	58,566,204	1.0
		172,801,396	2.9
			% of net
Principal	Issuer	Value	assets
FOREIGN GOVERNMENT BONDS		$274,349,656	4.7%
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$17,849,230	3.000%, 04/01/43	18,252,872	0.3
404,168,106	2.500%–8.000%, 01/01/16–02/01/45	429,836,383	7.3
	Federal National Mortgage Association (FNMA)
17,955,168	3.500%, 07/01/42	18,886,398	0.3
17,510,668	3.000%, 02/01/43	17,948,255	0.3
668,293,126	1.731%–8.000%, 09/01/16–01/01/45	710,665,012	12.1
	Government National Mortgage Association (GNMA)
19,697,546	3.500%, 07/20/44	20,763,757	0.4
402,597,952	1.625%–8.500%, 02/15/18–02/20/45	430,874,619	7.3
	Other	5,360,681	0.1
		1,652,587,977	28.1
MUNICIPAL BONDS		62,976,849	1.1
U.S. TREASURY SECURITIES
	United States Treasury Bond
26,060,000	5.250%, 02/15/29	35,651,305	0.6
16,250,000	4.500%, 02/15/36	22,140,625	0.4
36,983,000	3.500%, 02/15/39	43,798,856	0.7
26,350,000	4.375%, 05/15/41	35,934,812	0.6
16,750,000	3.000%, 11/15/44	18,355,638	0.3
139,934,000	2.500%–5.250%, 11/15/28–02/15/45	167,426,030	2.8
	United States Treasury Note
38,000,000	0.375%, 03/15/16	38,035,644	0.6
22,000,000	0.500%, 06/15/16	22,034,364	0.4
19,000,000	0.625%, 08/15/16	19,053,428	0.3
27,000,000	0.625%, 11/15/16	27,067,500	0.5
50,300,000	0.875%, 01/31/17	50,622,222	0.9
20,000,000	0.750%, 03/15/17	20,075,000	0.3
21,300,000	1.000%, 03/31/17	21,474,724	0.4
30,400,000	0.625%, 05/31/17	30,397,629	0.5
20,200,000	0.500%, 07/31/17	20,121,099	0.3
61,750,000	0.750%, 10/31/17	61,735,550	1.1
20,500,000	0.625%, 11/30/17	20,411,911	0.3
31,000,000	0.750%, 12/31/17	30,939,457	0.5
21,000,000	0.875%, 01/31/18	21,016,401	0.4
31,000,000	0.750%, 02/28/18	30,893,422	0.5
23,000,000	0.750%, 03/31/18	22,893,993	0.4
72,000,000	1.000%, 05/31/18	72,073,152	1.2
40,350,000	1.500%, 08/31/18	40,964,692	0.7
22,000,000	1.375%, 09/30/18	22,230,318	0.4
28,000,000	1.250%, 10/31/18	28,146,552	0.5
33,500,000	1.250%, 11/30/18	33,659,661	0.6
25,000,000	1.500%, 12/31/18	25,328,125	0.4
25,000,000	1.500%, 01/31/19	25,320,300	0.4
30,000,000	1.500%, 02/28/19	30,367,980	0.5
36,000,000	1.625%, 03/31/19	36,601,884	0.6
40,750,000	1.500%, 05/31/19	41,182,969	0.7
40,000,000	1.625%, 06/30/19	40,621,880	0.7
18,000,000	1.625%, 07/31/19	18,267,192	0.3
50,500,000	1.625%, 08/31/19	51,229,876	0.9
38,500,000	1.750%, 09/30/19	39,233,887	0.7
29,000,000	1.500%, 10/31/19	29,222,024	0.5
57,000,000	1.500%, 11/30/19	57,423,054	1.0
33,500,000	1.625%, 12/31/19	33,918,750	0.6
36,500,000	1.250%, 01/31/20	36,303,228	0.6
78,500,000	1.375%, 02/29/20	78,524,492	1.3
27,610,000	2.125%, 08/15/21	28,416,737	0.5
13,379,100	8.000%, 11/15/21	18,700,423	0.3

26	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2015

			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
$26,000,000	2.500%, 05/15/24	$27,310,166	0.5%
55,005,000	2.250%, 11/15/24	56,543,435	1.0
30,000,000	2.000%, 02/15/25	30,189,840	0.5
447,016,000	0.250%–9.000%, 03/31/16–08/15/24	455,930,443	7.7
		2,117,790,670	35.9
	TOTAL GOVERNMENT BONDS (Cost $4,170,155,804)	4,280,506,548	72.7

STRUCTURED ASSETS

ASSET BACKED		48,215,935	0.8
OTHER MORTGAGE BACKED		110,384,270	1.9
	TOTAL STRUCTURED ASSETS (Cost $156,133,895)	158,600,205	2.7
	TOTAL BONDS (Cost $5,689,783,090)	5,861,159,416	99.5

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		3,999,828	0.1
		3,999,828	0.1
TREASURY DEBT		8,699,465	0.1
		8,699,465	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,698,454)	12,699,293	0.2
	TOTAL PORTFOLIO (Cost $5,702,481,544)	5,873,858,709	99.7
	OTHER ASSETS & LIABILITIES, NET	18,027,134	0.3
	NET ASSETS	$5,891,885,843	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/15, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $25,970,589 or 0.4%. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	27

Summary portfolio of investments

Bond Plus Fund ■ March 31, 2015

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS	$9,405,527	0.3%
CAPITAL GOODS	2,888,892	0.1
COMMERCIAL & PROFESSIONAL SERVICES	8,091,124	0.3
CONSUMER DURABLES & APPAREL	6,538,327	0.2
CONSUMER SERVICES	11,631,337	0.3
DIVERSIFIED FINANCIALS	6,729,514	0.2
FOOD & STAPLES RETAILING	5,837,051	0.2
FOOD, BEVERAGE & TOBACCO	3,169,409	0.1
HEALTH CARE EQUIPMENT & SERVICES	18,465,968	0.6
INSURANCE	1,198,078	0.1
MATERIALS	16,206,170	0.5
MEDIA	11,647,953	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,134,485	0.1
RETAILING	2,155,518	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,457,850	0.2
SOFTWARE & SERVICES	17,536,596	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	3,980,063	0.2
TELECOMMUNICATION SERVICES	987,500	0.0
UTILITIES	244,086	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $133,661,325)	134,305,448	4.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	10,892,428	0.4
BANKS
Citigroup, Inc
$8,975,000	1.300%, 11/15/16	8,988,229	0.3
Other	181,658,545	6.0
190,646,774	6.3
CAPITAL GOODS	35,411,817	1.2
COMMERCIAL & PROFESSIONAL SERVICES	30,251,599	1.0
CONSUMER DURABLES & APPAREL	13,120,376	0.4
CONSUMER SERVICES	38,695,556	1.4
DIVERSIFIED FINANCIALS	132,583,502	4.4
ENERGY	136,847,248	4.5
FOOD & STAPLES RETAILING	5,819,234	0.2
FOOD, BEVERAGE & TOBACCO	36,162,313	1.2
HEALTH CARE EQUIPMENT & SERVICES	51,616,961	1.7
HOUSEHOLD & PERSONAL PRODUCTS	8,394,379	0.3
				% of net
Principal		Issuer	Value	assets
INSURANCE
		Children’s Hospital Medic
$9,295,000		4.268%, 05/15/44	$9,882,351	0.3%
		Other	42,562,603	1.4
			52,444,954	1.7
MATERIALS			83,542,567	2.8
MEDIA			73,574,925	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			45,251,472	1.5
REAL ESTATE			17,913,249	0.6
RETAILING			25,388,231	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			799,606	0.0
SOFTWARE & SERVICES			31,500,421	1.1
TECHNOLOGY HARDWARE & EQUIPMENT			45,996,309	1.5
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
27,583,000		0.700%–6.550%, 11/02/15–03/15/55	27,872,849	0.9
		Other	47,993,456	1.6
			75,866,305	2.5
TRANSPORTATION			45,523,701	1.5
UTILITIES			125,145,845	4.1
	TOTAL CORPORATE BONDS (Cost $1,285,903,501)		1,313,389,772	43.5

GOVERNMENT BONDS

AGENCY SECURITIES			11,432,125	0.4
FOREIGN GOVERNMENT BONDS
		Turkey Government International Bond
7,900,000		6.750%, 04/03/18	8,748,302	0.3
		Other	111,587,189	3.7
			120,335,491	4.0
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
9,672,351		3.500%, 04/01/44	10,229,600	0.3
21,000,000	h	3.500%, 04/15/45	22,014,930	0.7
48,364,802		3.000%–8.000%, 12/01/16–05/15/45	51,557,723	1.7
		Federal National Mortgage Association (FNMA)
10,000,000	h	3.000%, 04/25/30	10,480,859	0.4
28,780,602		4.000%, 04/01/34	31,501,548	1.0
15,275,000		4.000%, 08/25/40	16,387,211	0.5
8,468,618		3.000%, 01/01/43	8,680,542	0.3
16,644,381		3.000%, 02/01/43	17,058,477	0.6
10,615,293		3.000%, 02/01/43	10,880,586	0.4
12,000,000	h	3.500%, 04/25/45	12,607,031	0.4
11,000,000	h	4.000%, 04/25/45	11,762,051	0.4
10,000,000	h	5.000%, 04/25/45	11,120,000	0.4
41,000,000	h	3.500%, 05/25/45	42,969,922	1.4
9,000,000	h	4.000%, 05/25/45	9,608,028	0.3
48,000,000	h	4.500%, 05/25/45	52,237,133	1.7
11,000,000	h	5.000%, 05/25/45	12,215,672	0.4
12,000,000	h	3.500%, 06/25/45	12,547,031	0.4
8,000,000	h	4.500%, 06/25/45	8,690,564	0.3
137,722,116		2.500%–9.000%, 10/01/16–06/25/45	147,703,711	4.9

28	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund ■ March 31, 2015

				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED–continued
		Government National Mortgage Association (GNMA)
$15,259,800		5.000%, 07/20/39	$16,648,213	0.6%
12,000,000	h	3.000%, 04/20/45	12,360,000	0.4
17,000,000	h	3.500%, 04/20/45	17,889,845	0.6
10,000,000	h	4.000%, 04/20/45	10,657,812	0.4
14,000,000	h	3.500%, 05/20/45	14,694,532	0.5
		Other	21,318,017	0.7
			593,821,038	19.7
MUNICIPAL BONDS			129,143,080	4.3
U.S. TREASURY SECURITIES
		United States Treasury Bond
17,375,000		4.750%, 02/15/37	24,472,966	0.8
8,630,000		2.875%, 05/15/43	9,201,064	0.3
58,560,000		3.000%, 11/15/44	64,173,503	2.1
13,000,000		2.500%, 02/15/45	12,888,278	0.4
		United States Treasury Note
17,372,000		1.375%, 02/29/20	17,377,420	0.6
10,000,000	l	2.125%, 01/31/21	10,318,750	0.4
24,000,000		8.000%, 11/15/21	33,545,616	1.1
		Other	10,173,883	0.4
			182,151,480	6.1
	TOTAL GOVERNMENT BONDS (Cost $1,015,617,677)		1,036,883,214	34.5

STRUCTURED ASSETS

ASSET BACKED
		Capital Automotive REIT
		Series 2014-1A (Class A)
10,000,000	g	3.660%, 10/15/44	10,115,570	0.4
		SpringCastle America Funding LLC
		Series 2014-AA (Class A)
9,514,253	g	2.700%, 05/25/23	9,538,096	0.3
		Other	103,427,942	3.4
			123,081,608	4.1
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
16,500,000	i	5.771%, 05/15/46	17,179,470	0.6
		Commercial Mortgage Trust
		Series 2005-GG5 (Class AJ)
9,263,000	i	5.238%, 04/10/37	9,321,523	0.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class AJ)
14,875,000	i	5.660%, 04/15/47	15,499,765	0.5
		Series 2007-C32 (Class AMFX)
10,000,000	g	5.703%, 06/15/49	10,750,870	0.3
		Series 2007-C32 (Class AJ)
14,200,000	i	5.750%, 06/15/49	14,487,479	0.5
		Other	146,898,805	4.9
			214,137,912	7.1
				% of net
Principal		Issuer	Value	assets
	TOTAL STRUCTURED ASSETS (Cost $332,343,085)		$337,219,520	11.2%
	TOTAL BONDS (Cost $2,633,864,263)		2,687,492,506	89.2

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$22,000,000		0.045%, 04/24/15	21,999,428	0.7
25,000,000		0.050%, 04/27/15	24,999,275	0.8
25,000,000		0.050%, 04/28/15	24,999,250	0.8
10,000,000		0.050%, 04/29/15	9,999,690	0.4
23,000,000		0.067%–0.068%, 06/03/15	22,997,539	0.8
			104,995,182	3.5
TREASURY DEBT
		United States Treasury Bill
15,000,000	d	0.061%, 07/30/15	14,997,870	0.5
20,000,000		0.062%, 08/06/15	19,995,760	0.7
45,000,000	d	0.065%–0.082%, 08/27/15	44,985,645	1.5
25,000,000		0.093%, 09/10/15	24,989,300	0.8
25,000,000		0.107%, 09/17/15	24,987,975	0.8
219,000,000	d	0.096%, 10/15/15	218,844,291	7.3
		Other	6,299,511	0.2
			355,100,352	11.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $460,135,083)		460,095,534	15.3
	TOTAL PORTFOLIO (Cost $3,227,660,671)		3,281,893,488	109.0
	OTHER ASSETS & LIABILITIES, NET		(271,427,374)	(9.0)
	NET ASSETS		$3,010,466,114	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $500,736,257 or 16.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	29

Summary portfolio of investments

High-Yield Fund ■ March 31, 2015

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS
		Gates Global LLC
$19,900,000	i	4.250%, 07/05/21	$19,813,037	0.7%
			19,813,037	0.7
COMMERCIAL & PROFESSIONAL SERVICES			21,660,891	0.7
CONSUMER DURABLES & APPAREL
		Otter Products LLC
15,880,000	i	5.750%, 06/03/20	15,774,080	0.5
			15,774,080	0.5
CONSUMER SERVICES
		Spin Holdco, Inc
16,743,318	i	4.250%, 11/14/19	16,673,499	0.6
		Other	13,147,713	0.4
			29,821,212	1.0
DIVERSIFIED FINANCIALS			5,181,631	0.2
ENERGY			18,430,639	0.6
FOOD & STAPLES RETAILING
		Albertson’s Holdings LLC
18,650,000	i	5.500%, 08/25/21	18,797,708	0.6
		Other	13,026,710	0.5
			31,824,418	1.1
HEALTH CARE EQUIPMENT & SERVICES			11,397,870	0.4
INSURANCE
		Compass Investors, Inc
13,784,336	i	4.250%, 12/27/19	13,790,126	0.5
			13,790,126	0.5
MATERIALS			15,031,511	0.5
MEDIA
		Visant Corp
20,895,000	i	7.000%, 09/23/21	20,968,968	0.7
		Other	13,472,599	0.5
			34,441,567	1.2
REAL ESTATE			10,452,000	0.4
RETAILING			6,850,663	0.2
SOFTWARE & SERVICES
		Asurion LLC
16,800,000	i	8.500%, 03/03/21	16,854,600	0.6
		Evergreen Skills Lux S.a.r.l.
22,000,000	i	9.250%, 04/28/22	20,625,000	0.7
		Other	30,731,257	1.0
			68,210,857	2.3
TECHNOLOGY HARDWARE & EQUIPMENT			19,815,802	0.6
TELECOMMUNICATION SERVICES			9,875,000	0.3
UTILITIES			4,393,555	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $339,787,187)		336,764,859	11.3
				% of net
Principal		Issuer	Value	assets
BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Gates Global LLC
$14,500,000	g	6.000%, 07/15/22	$13,684,375	0.4%
		Other	48,217,863	1.6
			61,902,238	2.0
BANKS			42,941,532	1.4
CAPITAL GOODS
		Stena AB
14,130,000	g	7.000%, 02/01/24	13,706,100	0.4
		Other	34,581,550	1.2
			48,287,650	1.6
COMMERCIAL & PROFESSIONAL SERVICES
		SPL Logistics Escrow LLC
19,200,000	g	8.875%, 08/01/20	20,208,000	0.7
		United Rentals North America, Inc
21,425,000		5.500%, 07/15/25	21,853,500	0.7
		Other	70,738,265	2.4
			112,799,765	3.8
CONSUMER DURABLES & APPAREL			62,374,538	2.1
CONSUMER SERVICES
		1011778 BC / New Red Fin
13,250,000	g	6.000%, 04/01/22	13,730,312	0.5
		Six Flags Entertainment Corp
14,435,000	g	5.250%, 01/15/21	14,831,963	0.5
		Wynn Las Vegas LLC
18,000,000	g	5.500%, 03/01/25	18,225,000	0.6
		Other	50,138,363	1.7
			96,925,638	3.3
DIVERSIFIED FINANCIALS
		SLM Corp
13,100,000		4.875%, 06/17/19	13,067,250	0.4
		Other	124,665,562	4.2
			137,732,812	4.6
ENERGY
		Calumet Specialty Products Partners LP
13,000,000	g	7.750%, 04/15/23	13,146,250	0.4
		Exterran Partners LP
14,900,000		6.000%, 04/01/21	13,708,000	0.5
		Other	333,436,583	11.2
			360,290,833	12.1
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
12,960,000		5.750%, 06/15/23	13,446,000	0.4
		Other	9,737,500	0.3
			23,183,500	0.7
FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
13,335,000		7.375%, 02/15/22	13,801,725	0.5
		Other	18,534,880	0.6
			32,336,605	1.1

30	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
$13,950,000		8.000%, 11/15/19	$14,821,875	0.5%
17,275,000		6.875%, 02/01/22	18,376,281	0.6
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,861,000	0.5
13,350,000		5.375%, 02/01/25	13,975,781	0.5
		Tenet Healthcare Corp
13,800,000	g	5.000%, 03/01/19	13,696,500	0.5
		Other	101,359,835	3.4
			178,091,272	6.0
HOUSEHOLD & PERSONAL PRODUCTS			17,058,219	0.6
INSURANCE			11,531,250	0.4
MATERIALS
		Cemex SAB de C.V.
15,675,000	g	6.125%, 05/05/25	15,827,047	0.5
		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	14,004,000	0.5
		Hexion US Finance Corp
18,710,000		6.625%, 04/15/20	17,119,650	0.6
		Owens-Brockway Glass Container, Inc
15,000,000	g	5.000%, 01/15/22	15,279,750	0.5
		Other	93,670,184	3.1
			155,900,631	5.2
MEDIA
		CCOH Safari LLC
12,850,000		5.500%, 12/01/22	13,139,125	0.4
13,325,000		5.750%, 12/01/24	13,724,750	0.5
		Clear Channel Worldwide Holdings, Inc
13,110,000		7.625%, 03/15/20	13,798,275	0.5
		Nielsen Finance LLC
15,950,000	g	5.000%, 04/15/22	16,049,688	0.5
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	17,255,000	0.6
		Other	170,198,012	5.7
			244,164,850	8.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
13,950,400	g	6.375%, 10/15/20	14,490,978	0.5
23,725,000		5.625%–7.500%, 10/01/20–07/15/22	25,111,255	1.0
		Other	33,541,343	1.0
			73,143,576	2.5
RETAILING
		Men’s Wearhouse, Inc
14,570,000	g	7.000%, 07/01/22	15,334,925	0.5
		Other	37,697,937	1.3
			53,032,862	1.8
SOFTWARE & SERVICES
		Audatex North America, Inc
12,485,000	g	6.000%, 06/15/21	13,202,887	0.4
		Other	61,176,722	2.1
			74,379,609	2.5
Principal		Issuer	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
		Scientific Games International, Inc
$16,000,000	g	10.000%, 12/01/22	$15,000,000	0.5%
		Other	24,088,592	0.9
			39,088,592	1.4
TELECOMMUNICATION SERVICES
		T-Mobile USA, Inc
12,925,000		6.500%, 01/15/24	13,506,625	0.4
30,675,000		6.125%–6.836%, 04/28/20–03/01/25	32,041,330	1.1
		Windstream Corp
14,250,000		7.750%, 10/01/21	14,193,000	0.5
		Other	238,162,418	8.0
			297,903,373	10.0
TRANSPORTATION
		American Airlines Group, Inc
16,800,000	g	4.625%, 03/01/20	16,453,500	0.5
		Bombardier, Inc
14,800,000	g	7.500%, 03/15/25	14,605,750	0.5
		Gulfmark Offshore, Inc
17,920,000		6.375%, 03/15/22	14,022,400	0.5
		Other	47,926,563	1.6
			93,008,213	3.1
UTILITIES
		Ferrellgas Partners LP
13,873,000		8.625%, 06/15/20	14,323,872	0.5
		NRG Energy, Inc
28,070,000		6.250%–8.250%, 09/01/20–05/01/24	29,152,750	1.0
		Sabine Pass Liquefaction LLC
18,100,000	g	5.625%, 03/01/25	17,873,750	0.6
		Other	160,102,236	5.4
			221,452,608	7.5
	TOTAL CORPORATE BONDS (Cost $2,439,552,962)		2,437,530,166	81.9
	TOTAL BONDS (Cost $2,439,552,962)		2,437,530,166	81.9

Shares		Company

PREFERRED STOCKS

BANKS			4,511,295	0.2
	TOTAL PREFERRED STOCKS (Cost $4,500,000)		4,511,295	0.2

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$50,000,000	l	0.070%, 05/04/15	49,998,050	1.7
20,000,000		0.057%, 05/08/15	19,999,140	0.7
20,000,000		0.067%, 06/03/15	19,997,860	0.7
		Other	4,399,899	0.1
			94,394,949	3.2

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	31

Summary portfolio of investments	concluded

High-Yield Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
TREASURY DEBT
		United States Treasury Bill
$17,000,000	l	0.050%, 04/23/15	$16,999,813	0.6%
80,000,000	l	0.065%–0.067%, 08/13/15	79,984,400	2.7
		Other	7,099,965	0.2
			104,084,178	3.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $198,472,989)		198,479,127	6.7
	TOTAL PORTFOLIO (Cost $2,982,313,138)		2,977,285,447	100.1
	OTHER ASSETS & LIABILITIES, NET		(1,598,185)	(0.1)
	NET ASSETS		$2,975,687,262	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $1,015,091,847 or 34.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS

U.S. TREASURY SECURITIES
		United States Treasury Bond
$5,000,000		3.625%, 02/15/44	$6,117,580	0.3%
8,000,000		3.000%, 11/15/44	8,766,872	0.4
8,000,000		2.500%, 02/15/45	7,931,248	0.4
		United States Treasury Inflation Indexed Bonds
27,710,810	k	2.000%, 01/15/16	28,423,061	1.4
81,425,842	k	0.125%, 04/15/16	82,259,154	4.1
42,064,115	k	2.500%, 07/15/16	44,190,330	2.2
38,629,833	k	2.375%, 01/15/17	40,932,518	2.0
98,525,962	k	0.125%, 04/15/17	100,311,745	4.9
30,966,858	k	2.625%, 07/15/17	33,628,088	1.7
30,758,720	k	1.625%, 01/15/18	32,770,064	1.6
92,420,938	k	0.125%, 04/15/18	94,305,493	4.7
31,787,918	k	1.375%, 07/15/18	34,020,510	1.7
30,915,814	k	2.125%, 01/15/19	34,036,394	1.7
67,832,720	k	0.125%, 04/15/19	69,109,874	3.4
34,933,610	k	1.875%, 07/15/19	38,517,030	1.9
41,343,727	k	1.375%, 01/15/20	44,690,005	2.2
63,871,181	k	1.250%, 07/15/20	69,240,321	3.4
70,609,531	k	1.125%, 01/15/21	75,800,461	3.7
69,414,508	k	0.625%, 07/15/21	72,765,910	3.6
73,336,223	k	0.125%, 01/15/22	73,966,474	3.6
101,644,000	k	0.125%, 07/15/22	102,739,824	5.1
66,834,900	k	0.125%, 01/15/23	67,127,303	3.3
55,242,000	k	0.375%, 07/15/23	56,661,885	2.8
61,859,298	k	0.625%, 01/15/24	64,473,843	3.2
54,142,000	k	0.125%, 07/15/24	54,158,892	2.7
32,566,380	k	0.250%, 01/15/25	32,815,708	1.6
56,860,794	k	2.375%, 01/15/25	68,952,583	3.4
40,107,070	k	2.000%, 01/15/26	47,545,688	2.3
32,463,233	k	2.375%, 01/15/27	40,071,803	2.0
34,616,949	k	1.750%, 01/15/28	40,545,102	2.0
33,331,632	k	3.625%, 04/15/28	47,047,065	2.3
35,045,253	k	2.500%, 01/15/29	44,794,948	2.2
35,529,188	k	3.875%, 04/15/29	52,208,472	2.6
10,836,441	k	3.375%, 04/15/32	15,913,487	0.8
15,684,124	k	2.125%, 02/15/40	20,962,805	1.0
26,435,305	k	2.125%, 02/15/41	35,679,414	1.8
44,170,588	k	0.750%, 02/15/42	44,729,611	2.2
45,750,150	k	0.625%, 02/15/43	44,899,472	2.2
49,143,570	k	1.375%, 02/15/44	57,851,221	2.9
25,808,120	k	0.750%, 02/15/45	26,285,983	1.3
			1,957,248,241	96.6
	TOTAL GOVERNMENT BONDS
		(Cost $1,864,679,652)	1,957,248,241	96.6
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$12,000,000	0.050%, 04/08/15	$11,999,904	0.6%
10,000,000	0.050%, 04/29/15	9,999,690	0.5
5,000,000	0.067%, 06/03/15	4,999,465	0.2
	Federal Home Loan Mortgage Corp (FHLMC)
5,000,000	0.037%, 04/22/15	4,999,885	0.3
		31,998,944	1.6
TREASURY DEBT
	United States Treasury Bill
19,300,000	0.030%, 04/09/15	19,299,903	0.9
5,400,000	0.103%, 07/23/15	5,399,282	0.3
		24,699,185	1.2
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $56,696,934)	56,698,129	2.8
	TOTAL PORTFOLIO
	(Cost $1,921,376,586)	2,013,946,370	99.4
	OTHER ASSETS & LIABILITIES, NET	12,687,128	0.6
	NET ASSETS	$2,026,633,498	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	33

Summary portfolio of investments

Short-Term Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$1,990,170	0.2%
CONSUMER DURABLES & APPAREL			3,326,765	0.2
CONSUMER SERVICES			9,826,411	0.7
DIVERSIFIED FINANCIALS			2,002,000	0.2
FOOD, BEVERAGE & TOBACCO			1,228,013	0.1
HEALTH CARE EQUIPMENT & SERVICES			9,084,912	0.6
MEDIA			9,513,324	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			351,470	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,602,972	0.2
SOFTWARE & SERVICES			2,979,157	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			4,970,398	0.3
TELECOMMUNICATION SERVICES			2,982,938	0.2
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $50,882,028)	50,858,530	3.6

BONDS

CORPORATE BONDS

BANKS
		Bank of America Corp
$9,350,000		2.000%, 01/11/18	9,419,227	0.7
		Bank of America NA
10,000,000		1.650%, 03/26/18	10,023,380	0.7
		Bank of Nova Scotia
15,000,000		2.125%, 09/11/19	15,240,390	1.1
		JPMorgan Chase & Co
10,000,000		0.800%, 04/23/15	10,001,000	0.7
		Royal Bank of Canada
15,000,000		1.875%, 02/05/20	15,028,020	1.0
		Skandinaviska Enskilda Banken AB
11,000,000	g	1.375%, 05/29/18	11,003,003	0.8
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	7,962,824	0.5
		Toronto-Dominion Bank
9,000,000	g	1.950%, 04/02/20	9,036,207	0.6
		Other	112,832,000	7.9
			200,546,051	14.0
CAPITAL GOODS
		John Deere Capital Corp
12,450,000		1.050%, 12/15/16	12,477,876	0.9
		Other	17,975,931	1.2
			30,453,807	2.1
COMMERCIAL & PROFESSIONAL SERVICES			11,419,503	0.8
CONSUMER SERVICES			6,019,298	0.4
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS
		Caisse Centrale Desjardins du Quebec
$8,000,000	g	1.600%, 03/06/17	$8,095,920	0.6%
		Goldman Sachs Group, Inc
10,000,000		3.625%, 02/07/16	10,213,300	0.7
		Nederlandse Waterschapsbank NV
8,300,000	g	1.875%, 03/13/19	8,451,292	0.6
		Wells Fargo & Co
11,000,000		1.250%, 07/20/16	11,059,499	0.8
		Other	64,650,923	4.4
			102,470,934	7.1
ENERGY			33,533,933	2.3
FOOD & STAPLES RETAILING			2,085,102	0.2
FOOD, BEVERAGE & TOBACCO			9,663,528	0.7
HEALTH CARE EQUIPMENT & SERVICES			21,775,762	1.5
HOUSEHOLD & PERSONAL PRODUCTS			3,905,131	0.3
INSURANCE			6,405,434	0.4
MATERIALS			10,291,113	0.7
MEDIA			7,019,444	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			20,454,202	1.5
REAL ESTATE			8,950,500	0.6
RETAILING			2,840,340	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			999,508	0.1
SOFTWARE & SERVICES			4,583,328	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			22,853,907	1.6
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
14,090,000		0.700%–2.625%, 11/02/15–02/21/20	14,202,480	1.0
		Other	11,261,617	0.8
			25,464,097	1.8
TRANSPORTATION			4,274,456	0.3
UTILITIES			44,868,196	3.1
	TOTAL CORPORATE BONDS
		(Cost $577,424,634)	580,877,574	40.5

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
12,000,000		0.375%, 02/19/16	12,005,724	0.8
14,000,000		0.875%, 05/24/17	14,052,892	1.0
		Hospital for Special Surgery
8,155,004	g	3.500%, 01/01/23	8,452,743	0.6
		Other	13,092,455	0.9
			47,603,814	3.3

34	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		International Finance Facility for Immunisation
$20,000,000	g,i	0.446%, 07/05/16	$20,002,480	1.4%
		Other	65,444,349	4.6
			85,446,829	6.0
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
16,324,707		1.510%–4.500%, 06/01/17–02/25/44	16,907,452	1.2
		Other	8,132,384	0.5
			25,039,836	1.7
MUNICIPAL BONDS			5,550,020	0.4
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,291,100	k	0.125%, 04/15/17	10,477,626	0.7
		United States Treasury Note
35,790,000	d	0.500%, 06/15/16	35,845,904	2.5
26,315,000	d	0.625%, 08/15/16	26,388,998	1.8
15,000,000		0.625%, 12/31/16	15,035,160	1.1
31,455,000		0.625%, 02/15/17	31,501,679	2.2
7,550,000		1.000%, 12/15/17	7,590,106	0.5
15,957,000		1.000%, 03/15/18	16,013,105	1.1
10,000,000		4.000%, 08/15/18	11,001,560	0.8
9,042,000		1.375%, 03/31/20	9,043,410	0.6
19,662,600		0.375%–2.000%, 05/31/16–02/15/25	19,736,490	1.4
			182,634,038	12.7
	TOTAL GOVERNMENT BONDS
		(Cost $348,214,391)	346,274,537	24.1

STRUCTURED ASSETS

ASSET BACKED
		California Republic Auto Receivables Trust
		Series 2015-1 (Class A2)
10,000,000		0.880%, 12/15/17	10,005,140	0.7
		Capital Auto Receivables Asset Trust
		Series 2014-1 (Class A4)
10,000,000		1.690%, 10/22/18	10,001,730	0.7
		CarMax Auto Owner Trust
		Series 2012-2 (Class B)
7,870,000		1.730%, 02/15/18	7,950,785	0.6
		Connecticut Avenue Securities
		Series 2014-C02 (Class 1M1)
8,586,897	i	1.124%, 05/25/24	8,564,400	0.6
		Series 2015-C01 (Class 1M1)
12,323,923	i	1.674%, 02/25/25	12,408,342	0.9
		DB Master Finance LLC
		Series 2015-1A (Class A2I)
11,800,000	g	3.262%, 02/20/45	11,912,761	0.8
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
9,250,000	g	2.510%, 04/15/26	9,358,290	0.6
		Ford Credit Floorplan Master Owner Trust
15,280,000		1.120%–1.740%, 06/15/17–09/15/19	15,310,461	1.1
		Hertz Vehicle Financing LLC
		Series 2013-1A (Class A1)
7,000,000	g	1.120%, 08/25/17	7,000,119	0.5
Principal		Issuer	Value	% of net assets
ASSET BACKED–continued
		Honda Auto Receivables Owner Trust
		Series 2014-2 (Class A3)
$9,000,000		0.770%, 03/19/18	$8,995,473	0.6%
		NYCTL Trust
		Series 2014-A (Class A)
7,456,423	g	1.030%, 11/10/27	7,447,475	0.5
		Sierra Timeshare 2014-1A Receivables Funding LLC
		Series 2014-1A (Class B)
7,387,264	g	2.420%, 03/20/30	7,398,338	0.5
		SLM Student Loan Trust
		Series 2012-B (Class A2)
7,800,000	g	3.480%, 10/15/30	8,110,058	0.6
		Series 2012-A (Class A2)
9,000,000	g	3.830%, 01/17/45	9,513,162	0.7
		World Financial Network Credit Card Master Trust
		Series 2012-B (Class A)
9,735,000		1.760%, 05/17/21	9,820,347	0.7
		Other	141,291,601	9.8
			285,088,482	19.9
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2007-1 (Class AM)
8,750,000	g	5.416%, 01/15/49	9,182,408	0.6
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C2 (Class AMFX)
6,840,000	i	5.526%, 04/15/47	7,315,284	0.5
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C2 (Class AMFL)
8,286,585	i	0.407%, 01/15/49	7,955,950	0.6
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2006-LDP9 (Class A1A)
9,457,950		5.257%, 05/15/47	9,852,280	0.7
		LB-UBS Commercial Mortgage Trust
		Series 2007-C1 (Class AJ)
6,700,000		5.484%, 02/15/40	6,990,485	0.5
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2015-DN1 (Class M2)
13,000,000	i	2.574%, 01/25/25	13,185,445	0.9
		Series 2015-HQ1 (Class M2)
10,000,000	i	2.373%, 03/25/25	10,012,500	0.7
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	9,263,101	0.6
		Series 2007-C32 (Class AMFX)
8,000,000	g	5.703%, 06/15/49	8,600,696	0.6
		Other	77,455,869	5.5
			159,814,018	11.2
	TOTAL STRUCTURED ASSETS
		(Cost $443,515,854)	444,902,500	31.1
	TOTAL BONDS
		(Cost $1,369,154,879)	1,372,054,611	95.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	35

Summary portfolio of investments	concluded

Short-Term Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$14,950,000	d	0.035%, 04/10/15	$14,949,850	1.1%
		Other	399,997	0.0
			15,349,847	1.1
	TOTAL SHORT-TERM INVESTMENTS
		(Cost $15,349,865)	15,349,847	1.1
	TOTAL PORTFOLIO
		(Cost $1,435,386,772)	1,438,262,988	100.4
	OTHER ASSETS & LIABILITIES, NET		(4,740,121)	(0.4)
	NET ASSETS		$1,433,522,867	100.0%

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $329,860,029 or 23.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

36	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

ENERGY			$1,009,247	0.2%
HEALTH CARE EQUIPMENT & SERVICES			496,930	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,004,200	0.2
UTILITIES
		Terra-Gen Finance Co LLC
$2,000,000	i	5.250%, 12/09/21	2,007,500	0.5
		Other	947,201	0.3
			2,954,701	0.8
	TOTAL BANK LOAN OBLIGATIONS
		(Cost $5,403,859)	5,465,078	1.3

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			509,412	0.1
BANKS
		BOK Financial Corp
2,000,000	i	0.948%, 05/15/17	1,991,000	0.4
		ING Bank NV
2,000,000	g,i	0.821%, 03/16/18	1,999,402	0.5
		People’s United Financial, Inc
2,000,000		3.650%, 12/06/22	2,037,892	0.5
		Royal Bank of Canada
2,000,000	i	0.508%, 02/03/17	2,001,772	0.5
2,000,000		1.875%, 02/05/20	2,003,736	0.5
		SVB Financial Group
2,000,000		3.500%, 01/29/25	1,986,914	0.5
		Toronto-Dominion Bank
3,000,000	g	1.950%, 04/02/20	3,012,069	0.7
		Other	13,614,293	3.2
			28,647,078	6.8
CAPITAL GOODS
		John Deere Capital Corp
2,000,000	i	0.544%, 01/16/18	2,004,950	0.5
		Other	9,503,563	2.2
			11,508,513	2.7
COMMERCIAL & PROFESSIONAL SERVICES			6,151,511	1.4
CONSUMER SERVICES
		New York Public Library Astor Lenox & Tilden
		Foundations
2,000,000		4.305%, 07/01/45	2,022,886	0.5
		Other	3,800,568	0.9
			5,823,454	1.4
DIVERSIFIED FINANCIALS			7,994,845	1.9
ENERGY
		Devon Energy Corp
2,300,000	i	0.721%, 12/15/15	2,296,516	0.5
		Other	15,523,372	3.6
			17,819,888	4.1
Principal		Issuer	Value	% of net assets
FOOD & STAPLES RETAILING			$2,711,855	0.6%
FOOD, BEVERAGE & TOBACCO			3,054,815	0.7
HEALTH CARE EQUIPMENT & SERVICES
		Becton Dickinson and Co
$3,000,000	i	0.721%, 06/15/16	3,003,663	0.7
		Other	7,206,051	1.7
			10,209,714	2.4
HOUSEHOLD & PERSONAL PRODUCTS			241,338	0.1
INSURANCE
		Berkshire Hathaway Finance Corp
2,000,000	i	0.553%, 01/12/18	2,003,282	0.5
		Other	4,954,016	1.1
			6,957,298	1.6
MATERIALS			6,227,612	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,147,885	1.7
REAL ESTATE			4,059,178	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			1,277,089	0.3
TELECOMMUNICATION SERVICES			2,821,913	0.7
TRANSPORTATION
		Canadian National Railway Co
2,000,000	i	0.427%, 11/14/17	1,997,150	0.5
		Union Pacific Corp
2,000,000		3.375%, 02/01/35	1,953,872	0.5
		Other	4,612,561	1.0
			8,563,583	2.0
UTILITIES
		Continental Wind LLC
2,851,192	g	6.000%, 02/28/33	3,182,926	0.7
		NSTAR Electric Co
2,000,000	i	0.497%, 05/17/16	1,997,994	0.5
		San Diego Gas & Electric Co
2,000,000	i	0.468%, 03/09/17	1,999,602	0.5
		Solar Star Funding LLC
3,000,000	g	3.950%, 06/30/35	3,077,508	0.7
2,000,000	g	5.375%, 06/30/35	2,276,980	0.5
		TerraForm Power Operating LLC
2,000,000	g	5.875%, 02/01/23	2,075,000	0.5
		Other	12,272,415	2.9
			26,882,425	6.3
	TOTAL CORPORATE BONDS
		(Cost $155,310,855)	158,609,406	37.1

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
3,000,000		0.500%, 01/27/17	2,994,408	0.7
		Federal National Mortgage Association (FNMA)
3,000,000		1.625%, 01/21/20	3,014,622	0.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	37

Summary portfolio of investments	continued

Social Choice Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
AGENCY SECURITIES—continued
		NCUA Guaranteed Notes
$2,635,000		3.450%, 06/12/21	$2,867,934	0.7%
		Overseas Private Investment Corp (OPIC)
2,000,000		2.740%, 09/15/29	1,996,736	0.4
4,565,378		0.000%–3.938%, 04/30/15–06/01/33	4,767,455	1.1
		Private Export Funding Corp (PEFCO)
2,000,000		2.250%, 03/15/20	2,044,734	0.5
3,000,000		2.450%, 07/15/24	2,986,539	0.7
		United States Department of Housing and Urban Development (HUD)
6,810,000		2.050%–5.380%, 08/01/15–08/01/27	7,287,417	1.7
		VRG Linhas Aereas S.A.
3,000,000		0.983%, 03/13/18	2,995,224	0.7
		Other	9,867,324	2.3
			40,822,393	9.5
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
2,000,000		2.125%, 03/19/25	2,017,212	0.5
		Canada Government International Bond
3,000,000		1.125%, 03/19/18	3,012,306	0.7
		European Bank for Reconstruction & Development
2,895,000		1.625%, 04/10/18	2,926,382	0.7
		Export Development Canada
3,000,000		0.875%, 01/30/17	3,009,717	0.7
		KFW
3,000,000		1.000%, 01/26/18	3,004,524	0.7
3,000,000		1.500%, 04/20/20	2,998,401	0.7
		Kommunalbanken AS.
2,000,000	g	2.125%, 02/11/25	1,977,980	0.4
		North American Development Bank
2,000,000		2.300%, 10/10/18	2,041,764	0.5
		Other	13,678,984	3.2
			34,667,270	8.1
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
6,287,028		3.500%, 04/01/44	6,649,240	1.5
2,320,743		3.500%, 05/01/44	2,452,144	0.6
3,248,787	h	4.000%, 08/01/44	3,530,135	0.8
		Federal National Mortgage Association (FNMA)
1,774,251		5.000%, 09/01/40	1,974,111	0.5
4,583,880		3.000%, 02/01/43	4,697,923	1.1
2,047,203		4.000%, 11/01/43	2,214,235	0.5
1,988,694		4.000%, 12/01/44	2,169,872	0.5
21,318,816		2.500%–6.000%, 09/01/25–03/01/45	22,963,996	5.4
		Government National Mortgage Association (GNMA)
8,204,675		2.690%–5.000%, 06/15/33–02/15/45	8,636,723	2.0
		Other	531,432	0.1
			55,819,811	13.0
Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS
		University of Virginia
$2,000,000	h	3.570%, 04/01/45	$2,035,360	0.5%
		Other	30,252,665	7.0
			32,288,025	7.5
U.S. TREASURY SECURITIES
		United States Treasury Bond
10,350,000		3.000%, 11/15/44	11,342,141	2.6
		United States Treasury Note
15,420,000		1.375%, 02/29/20	15,424,811	3.6
6,753,000		2.000%, 02/15/25	6,795,733	1.6
		Other	1,296,962	0.3
			34,859,647	8.1
	TOTAL GOVERNMENT BONDS
		(Cost $195,115,590)	198,457,146	46.2

STRUCTURED ASSETS

ASSET BACKED			15,245,744	3.5
OTHER MORTGAGE BACKED
		OBP Depositor LLC Trust
		Series 2010-OBP (Class A)
2,000,000	g	4.646%, 07/15/45	2,245,156	0.5
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class AJ)
2,250,000	i	5.660%, 04/15/47	2,344,502	0.5
5,870,000		0.377%–5.953%, 12/15/43–02/15/51	5,913,704	1.4
		Other	19,170,418	4.5
			29,673,780	6.9
	TOTAL STRUCTURED ASSETS
		(Cost $44,634,032)	44,919,524	10.4

	TOTAL BONDS
		(Cost $395,060,477)	401,986,076	93.7

Shares		Company
PREFERRED STOCKS

BANKS			266,592	0.1
	TOTAL PREFERRED STOCKS
		(Cost $255,625)	266,592	0.1

38	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund ■ March 31, 2015

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$20,000,000	0.130%, 11/12/15	$19,980,320	4.6%
		19,980,320	4.6
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,983,750)	19,980,320	4.6
	TOTAL PORTFOLIO
	(Cost $420,703,711)	427,698,066	99.7
	OTHER ASSETS & LIABILITIES, NET	1,209,374	0.3
	NET ASSETS	$428,907,440	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $59,779,848 or 13.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	39

Summary portfolio of investments

Tax-Exempt Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALASKA
		State of Alaska, GO
$3,000,000	h	5.000%, 08/01/25	$3,802,740	1.1%
			3,802,740	1.1
ARIZONA			4,639,760	1.4
ARKANSAS
		Pulaski County Public Facilities Board
4,000,000		5.000%, 12/01/39	4,533,680	1.3
			4,533,680	1.3
CALIFORNIA
		California State Public Works Board
4,000,000		5.000%, 01/01/17	4,312,960	1.2
		California Statewide Communities Development Authority
4,000,000		5.000%, 04/01/42	4,455,960	1.3
		City of Riverside CA Water Revenue
5,000,000	i	0.060%, 10/01/35	4,999,550	1.4
		Golden State Tobacco Securitization Corp
3,250,000	h	5.000%, 06/01/40	3,687,092	1.0
2,500,000	h	5.000%, 06/01/45	2,824,775	0.8
		San Diego Unified School District, GO
2,000,000		5.000%, 07/01/23	2,472,280	0.7
		State of California, GO
2,000,000		5.250%, 10/01/22	2,470,180	0.7
3,000,000		5.000%, 03/01/25	3,728,640	1.1
5,000,000		5.000%, 06/01/37	5,396,950	1.5
3,405,000		5.000%, 11/01/37	3,726,841	1.1
5,000,000		5.000%, 10/01/44	5,722,500	1.6
		Other	16,029,032	4.7
			59,826,760	17.1
COLORADO			1,965,152	0.6
CONNECTICUT			2,828,794	0.8
FLORIDA
		City of Tallahassee FL
5,000,000		5.000%, 10/01/37	5,446,150	1.6
		Orange County Health Facilities Authority
2,425,000		5.375%, 10/01/41	2,665,439	0.8
		Other	6,968,878	1.9
			15,080,467	4.3
GEORGIA			6,111,680	1.8
ILLINOIS			14,111,330	3.9
INDIANA			4,910,308	1.5
KANSAS			1,201,860	0.3
LOUISIANA
		Parish of St. John the Baptist LA
7,675,000		5.125%, 06/01/37	8,096,050	2.3
		Other	1,184,970	0.3
			9,281,020	2.6
Principal		Issuer	Value	% of net assets
MARYLAND
		County of Montgomery MD, GO
$4,000,000		5.000%, 07/01/21	$4,838,360	1.4%
			4,838,360	1.4
MASSACHUSETTS
		Commonwealth of Massachusetts
4,000,000		5.000%, 06/01/35	4,636,120	1.3
		Massachusetts Development Finance Agency
2,255,000		5.000%, 10/01/35	2,526,863	0.7
5,000,000	i	0.500%, 07/01/50	5,002,050	1.4
		Other	4,450,836	1.2
			16,615,869	4.6
MICHIGAN
		Michigan State Housing Development Authority
4,695,000		3.950%, 12/01/40	4,745,190	1.4
		Other	6,288,930	1.9
			11,034,120	3.3
MINNESOTA
		Minnesota Housing Finance Agency
5,000,000		3.500%, 01/01/32	5,001,750	1.4
		Other	6,428,430	1.8
			11,430,180	3.2
MISSOURI
		Health & Educational Facilities Authority of the State of Missouri
3,500,000		5.000%, 02/01/35	3,804,115	1.1
		Other	3,167,374	0.9
			6,971,489	2.0
NEBRASKA
		Omaha Public Power District
4,522,000		5.000%, 02/01/39	4,888,282	1.4
3,000,000		5.000%, 02/01/42	3,407,490	1.0
		Other	1,672,694	0.4
			9,968,466	2.8
NEW JERSEY			2,321,960	0.7
NEW YORK
		Metropolitan Transportation Authority
7,500,000	i	0.600%, 11/15/39	7,503,300	2.1
		New York City Transitional Finance Authority Future Tax Secured Revenue, GO
5,000,000		5.000%, 08/01/32	5,865,950	1.7
		New York City Water & Sewer System
5,000,000		5.250%, 06/15/40	5,731,750	1.6
		New York Liberty Development Corp
2,500,000	g	5.375%, 11/15/40	2,765,750	0.8
		New York State Dormitory Authority
2,250,000		5.000%, 10/01/17	2,481,165	0.7
4,000,000		5.000%, 12/15/22	4,881,040	1.4
3,000,000		5.000%, 03/15/23	3,689,970	1.0
4,365,000		5.000%, 03/15/37	5,097,927	1.5
5,000,000		5.000%, 03/15/41	5,710,800	1.6

40	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
NEW YORK—continued
		New York State Urban Development Corp
$4,000,000		5.000%, 03/15/23	$4,883,640	1.4%
		New York State Urban Development Corp, GO
5,000,000		5.000%, 03/15/22	6,025,150	1.7
		Niagara Falls City School District, GO
3,000,000		1.000%, 06/25/15	3,003,540	0.9
		Other	12,745,955	3.6
			70,385,937	20.0
NORTH CAROLINA			3,720,555	1.1
OHIO
		Ohio State Water Development Authority
3,000,000		5.000%, 06/01/23	3,709,470	1.1
		State of Ohio, GO
2,000,000		5.000%, 06/15/22	2,431,360	0.7
		Other	10,925,038	3.1
			17,065,868	4.9
OKLAHOMA			3,042,228	0.9
PENNSYLVANIA			6,618,014	1.9
RHODE ISLAND
		Rhode Island Health & Educational Building Corp
4,000,000		5.000%, 09/01/21	4,817,360	1.4
		Other	4,548,279	1.3
			9,365,639	2.7
SOUTH CAROLINA			1,201,491	0.3
TENNESSEE
		Sullivan County Health Educational & Housing
		Facilities Board
2,855,000		5.250%, 09/01/26	3,010,912	0.9
6,000,000		5.250%, 09/01/36	6,267,300	1.8
		Other	1,273,274	0.4
			10,551,486	3.1
TEXAS
		Fort Worth Independent School District, GO
4,000,000	h	5.000%, 02/15/25	4,999,720	1.4
		State of Texas
3,000,000	i	2.000%, 08/01/29	3,022,680	0.9
		State of Texas, GO
2,000,000		5.000%, 10/01/21	2,418,720	0.7
		Texas State University System
3,000,000		5.000%, 03/15/25	3,716,670	1.1
		Other	6,960,049	2.1
			21,117,839	6.2
Principal	Issuer	Value	% of net assets
WASHINGTON
	King County Public Hospital District No
$5,000,000	5.000%, 12/01/37	$5,421,900	1.5%
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,503,619	1.0
	State of Washington
2,150,000	5.000%, 08/01/38	2,470,458	0.7
	State of Washington, GO
3,000,000	5.250%, 02/01/22	3,669,960	1.0
	Other	5,796,072	1.6
		20,862,009	5.8
WEST VIRGINIA		1,738,620	0.5
	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $347,718,797)	357,143,681	102.1
	TOTAL PORTFOLIO
	(Cost $347,718,797)	357,143,681	102.1
	OTHER ASSETS & LIABILITIES, NET	(7,348,773)	(2.1)
	NET ASSETS	$349,794,908	100.0%

Abbreviation(s):

GO – General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities, including those in “Other,” was $2,765,750 or 0.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	41

Summary portfolio of investments

Money Market Fund ■ March 31, 2015

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

ASSET BACKED			$5,456,188	0.7%
CERTIFICATE OF DEPOSIT
		Banco Del Estado De Chile
$15,640,000		0.200%–0.210%, 04/08/15–06/19/15	15,640,000	2.0
		Toronto-Dominion Bank
10,000,000		0.170%, 04/09/15	10,000,000	1.3
			25,640,000	3.3
COMMERCIAL PAPER
		Apple, Inc
16,654,000		0.095%–0.110%, 04/07/15–06/05/15	16,652,061	2.2
		Australia & New Zealand Banking Group Ltd
5,000,000	y	0.145%, 04/13/15	4,999,758	0.6
14,050,000		0.160%–0.270%, 04/16/15–05/20/15	14,048,402	1.8
		Bank of Nova Scotia
5,000,000	y	0.220%, 04/02/15	4,999,969	0.7
		Bedford Row Funding Corp
11,250,000		0.140%–0.260%, 05/18/15–08/03/15	11,244,536	1.5
		Commonwealth Bank of Australia
5,000,000	y	0.195%, 04/07/15	4,999,837	0.6
		DBS Bank Ltd
5,000,000	y	0.170%, 04/06/15	4,999,882	0.7
5,000,000	y	0.165%, 04/14/15	4,999,702	0.6
		Exxon Mobil Corp
10,000,000		0.085%, 04/27/15	9,999,386	1.3
8,193,000		0.090%–0.120%, 05/11/15–05/18/15	8,191,897	1.1
		Fairway Finance LLC
16,000,000	y	0.200%, 06/08/15	15,993,956	2.1
		Korea Development Bank
15,055,000		0.205%–0.310%, 04/28/15–06/17/15	15,050,477	1.9
		Liberty Street Funding LLC
7,170,000		0.175%–0.190%, 04/13/15–04/23/15	7,169,337	1.0
		Old Line Funding LLC
7,850,000		0.160%–0.280%, 04/07/15–09/10/15	7,845,457	1.0
		PACCAR Financial Corp
7,750,000		0.110%–0.125%, 04/07/15–06/18/15	7,749,046	1.0
		Procter & Gamble Co
14,000,000		0.100%–0.100%, 06/02/15–06/10/15	13,997,450	1.8
		Province of Ontario Canada
11,000,000		0.100%, 04/06/15	10,999,847	1.4
5,000,000		0.100%, 04/16/15	4,999,792	0.6
		Province of Quebec Canada
11,050,000	y	0.130%, 05/28/15	11,047,726	1.4
6,000,000	y	0.100%, 06/02/15	5,998,967	0.8
		PSP Capital, Inc
6,000,000	y	0.160%, 05/20/15	5,998,693	0.8
18,315,000		0.150%–0.170%, 04/06/15–07/06/15	18,311,959	2.4
		Toronto-Dominion Holdings USA, Inc
7,000,000	y	0.170%–0.210%, 06/01/15	6,997,712	0.9
8,000,000		0.120%–0.175%, 04/14/15–07/02/15	7,997,634	1.0
		Toyota Motor Credit Corp
8,000,000		0.150%, 05/21/15	7,998,333	1.0
16,360,000		0.150%–0.220%, 04/17/15–06/01/15	16,356,779	2.1
Principal		Issuer	Value	% of net assets
COMMERCIAL PAPER—continued
		Unilever Capital Corp
$5,000,000	y	0.080%, 04/13/15	$4,999,867	0.6%
5,200,000	y	0.095%–0.120%, 05/04/15	5,199,531	0.7
		United Overseas Bank Ltd
5,500,000	y	0.160%, 04/21/15	5,499,511	0.7
		Other	77,070,263	10.0
			342,417,767	44.3
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
5,000,000		0.065%, 04/06/15	4,999,955	0.6
8,435,000		0.097%–0.110%, 04/10/15	8,434,791	1.1
5,960,000		0.055%–0.075%, 04/15/15	5,959,860	0.8
8,990,000		0.060%–0.105%, 04/17/15	8,989,660	1.2
7,268,000		0.065%, 04/22/15	7,267,724	0.9
7,170,000		0.064%–0.095%, 04/24/15	7,169,608	0.9
7,400,000		0.055%–0.080%, 04/29/15	7,399,667	0.9
6,000,000		0.050%–0.060%, 05/04/15	5,999,697	0.8
9,200,000		0.060%–0.070%, 05/06/15	9,199,422	1.2
6,200,000		0.058%–0.070%, 05/08/15	6,199,582	0.8
9,300,000		0.064%–0.070%, 05/13/15	9,299,274	1.2
7,580,000		0.065%–0.097%, 05/20/15	7,579,155	1.0
11,900,000		0.060%–0.065%, 05/22/15	11,898,948	1.5
7,700,000		0.067%–0.105%, 05/27/15	7,699,074	1.0
10,114,000		0.063%–0.065%, 05/29/15	10,112,965	1.3
10,000,000		0.067%–0.090%, 06/03/15	9,998,687	1.3
5,500,000		0.075%–0.090%, 06/05/15	5,499,242	0.7
33,043,000		0.040%–0.120%, 04/01/15–07/17/15	33,039,490	4.3
		Federal Home Loan Mortgage Corp (FHLMC)
6,100,000		0.070%, 05/06/15	6,099,585	0.8
		Federal National Mortgage Association (FNMA)
8,065,000		0.065%–0.140%, 05/01/15	8,064,367	1.0
9,376,000		0.058%–0.070%, 04/01/15–06/24/15	9,375,146	1.2
		Other	6,930,973	0.9
			197,216,872	25.4
TREASURY DEBT
		United States Treasury Bill
6,060,000		0.060%–0.101%, 08/20/15	6,058,138	0.8
39,041,000		0.020%–0.205%, 04/09/15–02/04/16	39,031,405	5.0
		United States Treasury Note
6,000,000		0.375%, 04/15/15	6,000,738	0.8
8,450,000		0.375%, 06/15/15	8,454,437	1.1
5,000,000		0.375%, 06/30/15	5,003,469	0.6
13,000,000		0.250%, 07/15/15	13,004,247	1.7
7,875,000		0.250%, 07/31/15	7,878,783	1.0
8,410,000		0.375%, 08/31/15	8,417,526	1.1
7,000,000		0.250%, 10/15/15	7,002,043	0.9
25,045,000		0.125%–0.375%, 04/30/15–03/15/16	25,055,569	3.2
			125,906,355	16.2
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
5,000,000	i	0.180%, 04/13/15	5,000,000	0.7
5,000,000	i	0.180%, 05/27/15	4,999,920	0.6
5,000,000	i	0.200%, 08/10/15	5,000,450	0.7
8,500,000	i	0.150%, 10/01/15	8,499,575	1.1
6,000,000	i	0.140%, 03/29/16	5,997,580	0.8
27,000,000		0.143%–0.280%, 04/01/15–03/02/17	27,001,103	3.4

42	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund ■ March 31, 2015

Principal	Issuer	Value	% of net assets
VARIABLE RATE SECURITIES—continued
	Federal Home Loan Bank (FHLB)
$9,000,000	0.200%–0.220%, 08/14/15–08/19/15	$9,000,591	1.2%
	Federal Home Loan Mortgage Corp (FHLMC)
10,000,000	0.168%–0.181%, 07/21/16–01/13/17	9,998,429	1.2
	Other	3,000,000	0.4
		78,497,648	10.1
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $775,134,830)	775,134,830	100.0
	TOTAL PORTFOLIO
	(Cost $775,134,830)	775,134,830	100.0
	OTHER ASSETS & LIABILITIES, NET	55,446	0.0
	NET ASSETS	$775,190,276	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2015, the aggregate value of these securities was $229,853,475 or 29.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	43

Statements of assets and liabilities

TIAA-CREF Funds ■ March 31, 2015

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$3,243,078,900	$5,873,858,709	$3,281,893,488	$2,977,285,447	$2,013,946,370	$1,438,262,988	$427,698,066	$357,143,681	$775,134,830
Cash	12,432,508	12,456,799	11,488,372	2,967,501	1,008,549	861,909	12,946,652	10,571,469	4,620
Receivable from securities transactions	17,480,756	203,932,637	28,170,826	5,404,383	—	11,756,798	3,524,216	—	—
Receivable for delayed delivery securities	294,506,649	—	265,796,260	11,592,061	—	—	—	2,535,140	—
Receivable from Fund shares sold	9,756,980	4,864,301	4,087,237	2,602,915	7,506,961	5,107,932	962,448	155,270	1,283,540
Dividends and interest receivable	16,264,406	29,490,065	20,695,672	40,829,987	4,854,136	4,451,341	2,032,104	3,367,910	96,438
Due from affiliates	—	—	—	—	—	—	1,807	—	89,891
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	—
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	83,167	—	—	—	—	—
Other	137,265	150,118	78,677	102,073	97,661	50,921	2,516	35,514	24,395
Total assets	3,593,657,464	6,124,752,629	3,612,210,532	3,040,867,534	2,027,413,677	1,460,491,889	447,167,809	373,808,984	776,633,714
LIABILITIES
Management fees payable	160,029	116,282	166,846	192,808	94,909	67,706	28,482	20,139	14,881
Service agreement fees payable	12,737	4,583	9,578	11,627	7,966	4,769	4,705	—	4,253
Distribution fees payable	19,042	9,963	59,303	117,455	30,468	33,882	10,175	64,991	78,888
Due to affiliates	12,056	24,022	11,623	11,572	8,196	6,258	—	1,464	—
Payable for securities transactions	1,900,531	10,583,068	8,878,622	22,142,600	—	14,541,746	14,018,522	—	—
Payable for delayed delivery securities	696,026,281	15,651,109	587,405,507	34,633,125	—	11,026,282	4,026,258	23,706,170	—
Payable for Fund shares redeemed	24,124,264	204,288,809	252,852	3,278,264	469,667	526,864	82,514	88,094	1,244,648
Income distribution payable	4,295,776	1,777,152	4,664,924	4,567,900	—	547,266	37,816	62,883	1,785
Payable for variation margin on futures contracts	—	—	—	—	—	78,750	—	—	—
Payable for variation margin on open centrally cleared swap contracts	—	—	38,812	—	—	—	—	—	—
Accrued expenses and other payables	282,577	411,798	256,351	224,921	168,973	135,499	51,897	70,335	98,983
Total liabilities	726,833,293	232,866,786	601,744,418	65,180,272	780,179	26,969,022	18,260,369	24,014,076	1,443,438
NET ASSETS	$2,866,824,171	$5,891,885,843	$3,010,466,114	$2,975,687,262	$2,026,633,498	$1,433,522,867	$428,907,440	$349,794,908	$775,190,276
NET ASSETS CONSIST OF:
Paid-in-capital	$2,782,579,224	$5,716,047,738	$2,935,802,674	$2,992,146,836	$1,961,009,504	$1,431,086,534	$419,726,562	$335,332,046	$775,207,326
Undistributed net investment income (loss)	(185,531)	(238,084)	322,060	(278,863)	(26,402,710)	(56,860)	(1,449)	10,949	(16,817)
Accumulated net realized gain (loss) on total investments	27,683,803	4,699,024	20,258,310	(11,327,975)	(543,080)	461,324	2,187,972	5,027,029	(233)
Net unrealized appreciation (depreciation) on total investments	56,746,675	171,377,165	54,083,070	(4,852,736)	92,569,784	2,031,869	6,994,355	9,424,884	—
NET ASSETS	$2,866,824,171	$5,891,885,843	$3,010,466,114	$2,975,687,262	$2,026,633,498	$1,433,522,867	$428,907,440	$349,794,908	$775,190,276
INSTITUTIONAL CLASS:
Net assets	$2,501,853,146	$5,727,975,409	$2,522,232,274	$2,154,590,615	$1,713,985,024	$1,170,805,223	$276,996,746	$43,615,600	$316,666,841
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	234,931,111	519,181,510	234,657,166	216,771,736	148,776,061	112,719,885	26,497,787	4,030,142	316,663,182
Net asset value per share	$10.65	$11.03	$10.75	$9.94	$11.52	$10.39	$10.45	$10.82	$1.00
PREMIER CLASS:
Net assets	$19,335,545	$48,960,625	$17,022,269	$33,544,755	$7,545,283	$10,103,412	$5,358,545	$—	$4,246,795
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,814,661	4,437,733	1,584,093	3,373,267	656,555	971,816	512,701	—	4,246,703
Net asset value per share	$10.66	$11.03	$10.75	$9.94	$11.49	$10.40	$10.45	$—	$1.00
RETIREMENT CLASS:
Net assets	$266,854,805	$96,642,683	$200,632,371	$245,573,610	$166,301,718	$100,514,672	$100,118,511	$—	$88,423,965
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,618,541	8,756,880	18,642,156	24,698,968	14,334,319	9,666,085	9,576,348	—	88,422,527
Net asset value per share	$10.84	$11.04	$10.76	$9.94	$11.60	$10.40	$10.45	$—	$1.00
RETAIL CLASS:
Net assets	$78,780,675	$18,307,126	$270,579,200	$541,978,282	$138,801,473	$152,099,560	$46,433,638	$306,179,308	$365,852,675
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,274,444	1,658,714	25,124,227	54,287,165	12,344,126	14,631,598	4,444,874	28,253,029	365,840,921
Net asset value per share	$10.83	$11.04	$10.77	$9.98	$11.24	$10.40	$10.45	$10.84	$1.00
† Portfolio investments, cost	$3,186,283,003	$5,702,481,544	$3,227,660,671	$2,982,313,138	$1,921,376,586	$1,435,386,772	$420,703,711	$347,718,797	$775,134,830

44	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	45

Statements of operations

TIAA-CREF Funds ■ For the year ended March 31, 2015

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest	$70,525,067	$127,470,409	$80,040,327	$161,062,348	$9,213,026	$22,041,003	$5,641,082	$8,682,382	$933,639
Dividends	—	—	—	609,029	—	—	15,972	—	—
Total income	70,525,067	127,470,409	80,040,327	161,671,377	9,213,026	22,041,003	5,657,054	8,682,382	933,639

EXPENSES
Management fees	7,853,611	5,534,415	7,741,669	9,604,384	4,691,537	3,494,880	794,743	1,031,893	801,243
Shareholder servicing – Institutional Class	3,034	12,011	3,563	8,623	8,709	3,677	1,074	450	2,473
Shareholder servicing – Premier Class	173	179	203	294	183	105	192	—	99
Shareholder servicing – Retirement Class	735,747	210,612	487,728	741,291	430,963	352,176	105,735	—	227,385
Shareholder servicing – Retail Class	42,353	13,065	193,349	122,454	85,478	93,023	6,039	92,576	378,366
Distribution fees – Premier Class	25,855	61,448	21,340	46,778	11,141	18,175	4,893	—	6,663
Distribution fees – Retail Class	191,679	39,893	664,983	1,321,540	367,616	406,285	57,466	781,971	967,610
Administrative service fees	134,942	281,255	134,827	143,063	96,443	72,903	10,383	17,060	40,849
Custody and accounting fees	120,735	375,175	148,869	72,450	33,532	68,990	40,859	33,509	47,162
Professional fees	75,773	114,419	80,402	82,144	58,203	64,895	53,504	45,990	49,557
Registration fees	52,909	72,955	62,913	65,261	50,413	61,885	62,022	34,759	93,637
Trustee fees and expenses	21,746	44,216	21,411	22,454	15,018	11,510	1,872	2,635	6,256
Other expenses	168,981	295,464	166,084	195,916	106,580	94,275	57,074	28,775	50,162
Total expenses	9,427,538	7,055,107	9,727,341	12,426,652	5,955,816	4,742,779	1,195,856	2,069,618	2,671,462
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(114,035)	—	(381,436)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	(1,356,387)
Net expenses	9,427,538	7,055,107	9,727,341	12,426,652	5,955,816	4,742,779	1,081,821	2,069,618	933,639
Net investment income (loss)	61,097,529	120,415,302	70,312,986	149,244,725	3,257,210	17,298,224	4,575,233	6,612,764	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	55,220,147	13,835,433	52,970,117	13,839,789	3,490,515	2,542,454	5,486,062	10,462,058	(233)
Futures transactions	—	—	—	—	—	(540,893)	—	—	—
Swap transactions	(115,283)	—	(1,092,724)	308,409	—	—	—	—	—
Foreign currency transactions	(210,549)	—	(80,386)	—	—	(39,348)	—	—	—
Net realized gain (loss) on total investments	54,894,315	13,835,433	51,797,007	14,148,198	3,490,515	1,962,213	5,486,062	10,462,058	(233)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	28,438,988	173,210,469	22,405,906	(105,205,122)	46,486,439	(2,934,359)	7,173,851	3,066,044	—
Futures transactions	—	—	—	—	—	(764,618)	—	—	—
Swap transactions	107,023	—	(83,684)	174,955	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(51,315)	—	(66,259)	—	—	(50,664)	—	—	—
Net change in unrealized appreciation (depreciation) on total investments	28,494,696	173,210,469	22,255,963	(105,030,167)	46,486,439	(3,749,641)	7,173,851	3,066,044	—
Net realized and unrealized gain (loss) on total investments	83,389,011	187,045,902	74,052,970	(90,881,969)	49,976,954	(1,787,428)	12,659,913	13,528,102	(233)
Net increase (decrease) in net assets from operations	$144,486,540	$307,461,204	$144,365,956	$58,362,756	$53,234,164	$15,510,796	$17,235,146	$20,140,866	$(233)

46	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	47

Statements of changes in net assets

TIAA-CREF Funds ■ For the year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014

OPERATIONS
Net investment income (loss)		$61,097,529	$56,915,895	$120,415,302	$91,635,349	$70,312,986	$47,077,387	$149,244,725	$135,675,487	$3,257,210	$29,561,626	$17,298,224	$15,749,196
Net realized gain (loss) on total investments		54,894,315	(3,565,538)	13,835,433	(2,034,300)	51,797,007	4,537,437	14,148,198	20,997,196	3,490,515	2,666,475	1,962,213	(252,554)
Net change in unrealized appreciation (depreciation) on total investments		28,494,696	(39,947,071)	173,210,469	(98,025,737)	22,255,963	(14,688,636)	(105,030,167)	12,803,577	46,486,439	(156,381,181)	(3,749,641)	(8,954,864)
Net increase (decrease) in net assets from operations		144,486,540	13,403,286	307,461,204	(8,424,688)	144,365,956	36,926,188	58,362,756	169,476,260	53,234,164	(124,153,080)	15,510,796	6,541,778

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(53,027,170)	(47,038,574)	(117,699,495)	(89,348,183)	(58,433,035)	(35,985,755)	(105,858,980)	(88,578,480)	(28,395,062)	(20,354,202)	(14,189,706)	(11,161,226)
	Premier Class	(372,761)	(457,087)	(833,649)	(574,303)	(362,794)	(427,100)	(1,645,085)	(1,708,039)	(128,746)	(136,321)	(138,055)	(205,142)
	Retirement Class	(6,038,552)	(7,649,260)	(1,623,299)	(1,207,665)	(4,762,183)	(4,333,932)	(15,122,805)	(17,151,770)	(3,144,802)	(2,354,272)	(1,474,098)	(2,476,089)
	Retail Class	(1,535,743)	(1,698,830)	(295,476)	(221,333)	(6,307,224)	(6,334,548)	(27,083,483)	(28,237,192)	(2,553,308)	(2,071,858)	(1,599,622)	(1,926,254)
From realized gains:	Institutional Class	(19,178,230)	(13,716,296)	(4,690,932)	(2,586,131)	(29,395,527)	(6,523,881)	(22,338,186)	(37,917,623)	(1,507,954)	(931,795)	(937,790)	(1,582,551)
	Premier Class	(132,811)	(132,726)	(39,876)	(18,921)	(177,060)	(78,396)	(358,445)	(725,395)	(7,260)	(5,138)	(10,524)	(35,517)
	Retirement Class	(1,998,147)	(2,588,075)	(73,227)	(38,838)	(2,336,901)	(716,414)	(2,751,857)	(7,455,527)	(150,234)	(119,570)	(84,170)	(367,709)
	Retail Class	(578,057)	(561,532)	(14,250)	(7,492)	(3,229,885)	(1,017,611)	(7,263,883)	(13,614,456)	(138,854)	(105,884)	(128,978)	(327,475)
Total distributions		(82,861,471)	(73,842,380)	(125,270,204)	(94,002,866)	(105,004,609)	(55,417,637)	(182,422,724)	(195,388,482)	(36,026,220)	(26,079,040)	(18,562,943)	(18,081,963)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	939,897,081	501,692,311	1,545,632,582	1,388,753,948	871,124,862	1,095,691,457	1,000,803,242	501,216,004	543,449,891	428,448,687	475,552,173	446,752,054
	Premier Class	4,861,637	6,745,602	19,283,515	19,964,080	7,942,067	10,486,166	11,587,731	19,559,767	2,088,066	2,645,363	5,500,873	9,946,083
	Retirement Class	42,274,610	65,333,961	35,313,708	21,792,270	29,294,818	62,894,600	85,950,764	142,684,606	31,735,443	36,278,610	38,553,090	105,984,643
	Retail Class	15,383,535	11,331,970	6,267,728	3,403,862	23,095,930	16,104,166	476,874,257	398,834,407	11,863,545	14,093,533	20,532,598	30,433,314
Reinvestments of distributions:	Institutional Class	26,435,844	19,155,971	103,697,357	80,478,092	37,310,518	10,132,517	73,846,187	72,278,318	23,159,414	16,751,918	9,223,984	8,171,747
	Premier Class	504,036	589,813	873,330	593,224	537,761	504,369	2,003,530	2,433,434	134,887	141,459	147,370	240,659
	Retirement Class	8,032,604	10,229,434	1,696,545	1,246,503	7,099,084	5,050,403	17,855,167	24,574,828	3,291,617	2,473,207	1,546,352	2,837,913
	Retail Class	2,020,598	2,139,991	292,145	212,726	8,725,779	6,712,095	32,780,710	39,939,911	2,567,587	2,072,737	1,650,430	2,168,600
Redemptions:	Institutional Class	(399,153,118)	(540,002,757)	(1,063,470,309)	(579,392,334)	(225,403,958)	(136,072,692)	(627,109,021)	(259,662,655)	(339,016,850)	(286,414,687)	(249,643,928)	(156,010,761)
	Premier Class	(4,168,249)	(10,608,244)	(3,589,931)	(16,046,652)	(3,824,954)	(15,140,904)	(9,603,006)	(22,950,971)	(2,181,006)	(8,597,851)	(7,494,462)	(14,241,906)
	Retirement Class	(141,144,243)	(72,281,132)	(16,964,375)	(12,619,893)	(33,434,539)	(21,715,864)	(249,767,256)	(62,062,989)	(61,411,527)	(51,645,921)	(145,972,059)	(235,019,760)
	Retail Class	(14,839,818)	(27,652,803)	(2,833,084)	(3,553,665)	(27,747,562)	(42,992,269)	(538,739,197)	(270,872,996)	(26,945,811)	(69,309,775)	(39,134,780)	(45,910,492)
Net increase (decrease) from shareholder transactions		480,104,517	(33,325,883)	626,199,211	904,832,161	694,719,806	991,654,044	276,483,108	585,971,664	188,735,256	86,937,280	110,461,641	155,352,094
Net increase (decrease) in net assets		541,729,586	(93,764,977)	808,390,211	802,404,607	734,081,153	973,162,595	152,423,140	560,059,442	205,943,200	(63,294,840)	107,409,494	143,811,909

NET ASSETS
Beginning of period		2,325,094,585	2,418,859,562	5,083,495,632	4,281,091,025	2,276,384,961	1,303,222,366	2,823,264,122	2,263,204,680	1,820,690,298	1,883,985,138	1,326,113,373	1,182,301,464
End of period		$2,866,824,171	$2,325,094,585	$5,891,885,843	$5,083,495,632	$3,010,466,114	$2,276,384,961	$2,975,687,262	$2,823,264,122	$2,026,633,498	$1,820,690,298	$1,433,522,867	$1,326,113,373
Undistributed net investment income (loss) included in net assets		$(185,531)	$(367,698)	$(238,084)	$(201,467)	$322,060	$23,830	$(278,863)	$(294,876)	$(26,402,710)	$124,365	$(56,860)	$(1,812)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	89,025,094	47,957,292	142,286,637	130,140,426	81,287,589	104,332,667	98,334,325	48,400,328	46,955,284	37,185,309	45,697,674	42,851,174
	Premier Class	459,989	647,423	1,777,425	1,866,530	742,483	991,747	1,148,372	1,883,419	180,722	227,007	528,252	951,784
	Retirement Class	3,942,614	6,168,827	3,241,839	2,027,887	2,735,852	5,918,438	8,330,935	13,794,837	2,720,790	3,103,621	3,696,678	10,135,702
	Retail Class	1,434,990	1,067,366	576,108	317,394	2,153,559	1,516,766	46,898,682	38,390,485	1,047,418	1,232,180	1,971,328	2,916,502
Shares reinvested:	Institutional Class	2,508,455	1,859,259	9,512,632	7,543,698	3,513,586	967,203	7,390,208	7,031,543	2,000,676	1,474,526	886,863	784,589
	Premier Class	47,695	56,902	80,041	55,622	50,360	47,943	199,109	236,085	11,667	12,475	14,152	23,082
	Retirement Class	747,234	970,397	155,517	116,803	663,810	479,254	1,765,292	2,384,821	281,636	215,968	148,397	271,798
	Retail Class	188,124	203,217	26,773	19,924	815,734	636,244	3,248,930	3,862,658	226,732	186,549	158,506	207,990
Shares redeemed:	Institutional Class	(37,627,204)	(52,297,868)	(97,713,189)	(54,504,436)	(21,020,152)	(12,953,495)	(61,373,859)	(25,085,674)	(29,278,880)	(24,739,779)	(24,009,396)	(15,000,586)
	Premier Class	(395,289)	(1,031,199)	(328,313)	(1,516,854)	(356,756)	(1,447,418)	(944,358)	(2,228,913)	(188,519)	(743,603)	(720,695)	(1,368,885)
	Retirement Class	(13,150,557)	(6,823,562)	(1,559,621)	(1,183,521)	(3,119,940)	(2,061,530)	(24,122,212)	(6,022,482)	(5,226,028)	(4,436,020)	(13,995,050)	(22,361,108)
	Retail Class	(1,383,150)	(2,620,083)	(260,633)	(332,623)	(2,588,855)	(4,076,549)	(53,420,492)	(26,104,775)	(2,390,879)	(6,107,224)	(3,758,904)	(4,402,903)
Net increase (decrease) from shareholder transactions		45,797,995	(3,842,029)	57,795,216	84,550,850	64,877,270	94,351,270	27,454,932	56,542,332	16,340,619	7,611,009	10,617,805	15,009,139

48	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	49

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the year ended

		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014

OPERATIONS
Net investment income (loss)		$4,575,233	$1,302,247	$6,612,764	$7,601,002	$—	$29,598
Net realized gain (loss) on total investments		5,486,062	362,201	10,462,058	(1,553,614)	(233)	991
Net change in unrealized appreciation (depreciation) on total investments		7,173,851	(245,293)	3,066,044	(17,437,629)	—	—
Net increase (decrease) in net assets from operations		17,235,146	1,419,155	20,140,866	(11,390,241)	(233)	30,589

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,309,337)	(1,158,776)	(682,797)	(237,637)	—	(29,598)
	Premier Class	(62,983)	(23,239)	—	—	—	—
	Retirement Class	(783,972)	(54,764)	—	—	—	—
	Retail Class	(419,948)	(62,268)	(5,929,948)	(7,363,365)	—	—
From realized gains:	Institutional Class	(2,417,620)	(68,962)	(414,894)	(59,691)	—	—
	Premier Class	(45,887)	(1,731)	—	—	—	—
	Retirement Class	(720,227)	(3,952)	—	—	—	—
	Retail Class	(471,601)	(4,364)	(3,046,648)	(2,005,451)	—	—
Total distributions		(8,231,575)	(1,378,056)	(10,074,287)	(9,666,144)	—	(29,598)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	191,540,201	35,370,625	38,046,557	3,735,288	179,352,811	337,853,187
	Premier Class	3,163,866	1,168,533	—	—	5,666,823	10,754,745
	Retirement Class	92,683,756	5,737,828	—	—	56,401,250	79,897,313
	Retail Class	47,692,130	4,371,294	31,106,064	37,212,287	165,905,702	239,384,989
Reinvestments of distributions:	Institutional Class	5,421,959	1,226,757	752,333	15,385	—	24,151
	Premier Class	108,867	24,970	—	—	—	—
	Retirement Class	1,504,215	58,716	—	—	—	—
	Retail Class	858,291	65,216	8,132,250	8,441,372	—	—
Redemptions:	Institutional Class	(12,296,314)	(855,345)	(5,542,737)	(3,739,752)	(208,578,172)	(285,075,194)
	Premier Class	(72,428)	(203,592)	—	—	(6,790,856)	(14,313,140)
	Retirement Class	(2,201,996)	(1,335,415)	—	—	(58,340,116)	(63,143,512)
	Retail Class	(9,636,266)	(486,438)	(70,171,051)	(94,803,154)	(215,530,303)	(253,429,986)
Net increase (decrease) from shareholder transactions		318,766,281	45,143,149	2,323,416	(49,138,574)	(81,912,861)	51,952,553
Net increase (decrease) in net assets		327,769,852	45,184,248	12,389,995	(70,194,959)	(81,913,094)	51,953,544

NET ASSETS
Beginning of period		101,137,588	55,953,340	337,404,913	407,599,872	857,103,370	805,149,826
End of period		$428,907,440	$101,137,588	$349,794,908	$337,404,913	$775,190,276	$857,103,370
Undistributed net investment income (loss) included in net assets		$(1,449)	$(442)	$10,949	$10,930	$(16,817)	$(20,908)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	18,567,017	3,568,147	3,558,499	353,743	179,352,811	337,853,187
	Premier Class	306,844	119,523	—	—	5,666,823	10,754,745
	Retirement Class	8,984,036	580,006	—	—	56,401,250	79,897,313
	Retail Class	4,618,626	441,669	2,888,908	3,468,894	165,905,702	239,384,989
Shares reinvested:	Institutional Class	525,210	124,335	69,701	1,455	—	24,151
	Premier Class	10,548	2,530	—	—	—	—
	Retirement Class	145,488	5,946	—	—	—	—
	Retail Class	83,119	6,611	753,911	796,359	—	—
Shares redeemed:	Institutional Class	(1,190,055)	(85,922)	(514,074)	(355,641)	(208,578,172)	(285,075,194)
	Premier Class	(7,048)	(20,721)	—	—	(6,790,856)	(14,313,140)
	Retirement Class	(217,720)	(135,980)	—	—	(58,340,116)	(63,143,512)
	Retail Class	(930,249)	(49,622)	(6,540,953)	(8,931,680)	(215,530,303)	(253,429,986)
Net increase (decrease) from shareholder transactions		30,895,816	4,556,522	215,992	(4,666,870)	(81,912,861)	51,952,553

50	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations																						Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the													turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at		Ratios to average net assets						Portfolio		excluding
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate		mortgage dollar rolls

BOND FUND												BOND FUND
Institutional Class:	3/31/15		$10.40	$0.24		$ 0.33	$ 0.57	$(0.24)	$(0.08)	$(0.32)	$10.65	Institutional Class:	3/31/15		5.59%	$2,501,853		0.31%		0.31%		2.32%		328%		162%
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40		3/31/14		0.96	1,882,776		0.32		0.32		2.46		307		156
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64		3/31/13		5.77	1,951,905		0.32		0.32		2.50		358		196
	3/31/12		10.36	0.29		0.50	0.79	(0.29)	(0.27)	(0.56)	10.59		3/31/12		7.81	1,759,983		0.33		0.33		2.78		402		140
	3/31/11	†	10.70	0.15		(0.22)	(0.07)	(0.15)	(0.12)	(0.27)	10.36		3/31/11	†	(0.67)[b]	1,681,237		0.33	[c]	0.33	[c]	2.80	[c]	161	bg	49	bg
	9/30/10		10.20	0.35		0.50	0.85	(0.35)	—	(0.35)	10.70		9/30/10		8.47	2,474,347		0.33		0.33		3.35		216	[g]	67	[g]
Premier Class:	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66	Premier Class:	3/31/15		5.43	19,336		0.47		0.47		2.17		328		162
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41		3/31/14		0.90	17,715		0.47		0.47		2.30		307		156
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64		3/31/13		5.61	21,595		0.47		0.47		2.35		358		196
	3/31/12		10.37	0.28		0.49	0.77	(0.28)	(0.27)	(0.55)	10.59		3/31/12		7.54	33,425		0.48		0.48		2.63		402		140
	3/31/11	†	10.71	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.37		3/31/11	†	(0.75)[b]	35,712		0.48	[c]	0.48	[c]	2.65	[c]	161	bg	49	bg
	9/30/10		10.20	0.31		0.53	0.84	(0.33)	—	(0.33)	10.71		9/30/10		8.40	22,196		0.48		0.48		2.94		216	[g]	67	[g]
Retirement Class:	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84	Retirement Class:	3/31/15		5.27	266,855		0.56		0.56		2.06		328		162
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59		3/31/14		0.73	350,208		0.57		0.57		2.21		307		156
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83		3/31/13		5.55	354,693		0.57		0.57		2.25		358		196
	3/31/12		10.54	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.77		3/31/12		7.45	327,833		0.58		0.58		2.53		402		140
	3/31/11	†	10.88	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.54		3/31/11	†	(0.76)[b]	261,330		0.58	[c]	0.58	[c]	2.56	[c]	161	bg	49	bg
	9/30/10		10.37	0.32		0.52	0.84	(0.33)	—	(0.33)	10.88		9/30/10		8.22	239,160		0.58		0.58		3.06		216	[g]	67	[g]
Retail Class:	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83	Retail Class:	3/31/15		5.21	78,781		0.62		0.62		2.01		328		162
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58		3/31/14		0.75	74,396		0.63		0.63		2.13		307		156
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81		3/31/13		5.39	90,667		0.63		0.63		2.19		358		196
	3/31/12		10.53	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.76		3/31/12		7.44	76,117		0.60		0.60		2.50		402		140
	3/31/11	†	10.87	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.53		3/31/11	†	(0.74)[b]	56,163		0.52	[c]	0.52	[c]	2.61	[c]	161	bg	49	bg
	9/30/10		10.36	0.33		0.52	0.85	(0.34)	—	(0.34)	10.87		9/30/10		8.31	58,330		0.50		0.50		3.16		216	[g]	67	[g]

BOND INDEX FUND												BOND INDEX FUND
Institutional Class:	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03	Institutional Class:	3/31/15		5.73	5,727,975		0.12		0.12		2.18		20		—
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67		3/31/14		(0.39)	4,964,509		0.12		0.12		1.98		23		—
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93		3/31/13		3.51	4,174,241		0.14		0.13		1.85		22		—
	3/31/12		10.25	0.26		0.52	0.78	(0.26)	—	(0.26)	10.77		3/31/12		7.69	2,908,947		0.15		0.13		2.42		23		—
	3/31/11	†	10.50	0.13		(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	10.25		3/31/11	†	(1.11)[b]	1,382,598		0.17	[c]	0.13	[c]	2.44	[c]	87	bg	—
	9/30/10		10.04	0.31		0.46	0.77	(0.31)	(0.00)[d]	(0.31)	10.50		9/30/10		7.87	411,709		0.31		0.13		3.08		66	[g]	—
Premier Class:	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03	Premier Class:	3/31/15		5.58	48,961		0.27		0.27		2.04		20		—
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67		3/31/14		(0.54)	31,048		0.27		0.27		1.82		23		—
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93		3/31/13		3.36	27,364		0.29		0.28		1.70		22		—
	3/31/12		10.25	0.24		0.53	0.77	(0.25)	—	(0.25)	10.77		3/31/12		7.53	11,577		0.30		0.28		2.22		23		—
	3/31/11	†	10.49	0.12		(0.23)	(0.11)	(0.12)	(0.01)	(0.13)	10.25		3/31/11	†	(1.09)[b]	2,784		0.33	[c]	0.28	[c]	2.31	[c]	87	bg	—
	9/30/10		10.04	0.30		0.45	0.75	(0.30)	(0.00)[d]	(0.30)	10.49		9/30/10		7.61	1,451		0.47		0.28		2.94		66	[g]	—
Retirement Class:	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04	Retirement Class:	3/31/15		5.47	96,643		0.37		0.37		1.93		20		—
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68		3/31/14		(0.55)	73,881		0.37		0.37		1.72		23		—
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93		3/31/13		3.25	65,143		0.38		0.38		1.60		22		—
	3/31/12		10.26	0.23		0.52	0.75	(0.24)	—	(0.24)	10.77		3/31/12		7.32	40,874		0.40		0.38		2.11		23		—
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.14)[b]	3,157		0.43	[c]	0.38	[c]	2.19	[c]	87	bg	—
	9/30/10		10.04	0.29		0.46	0.75	(0.29)	(0.00)[d]	(0.29)	10.50		9/30/10		7.61	2,887		0.57		0.38		2.82		66	[g]	—
Retail Class:	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04	Retail Class:	3/31/15		5.38	18,307		0.45		0.45		1.85		20		—
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68		3/31/14		(0.65)	14,058		0.49		0.48		1.61		23		—
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93		3/31/13		3.15	14,344		0.50		0.48		1.52		22		—
	3/31/12		10.26	0.22		0.52	0.74	(0.23)	—	(0.23)	10.77		3/31/12		7.22	12,737		0.49		0.48		2.08		23		—
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.19)[b]	6,242		0.54	[c]	0.48	[c]	2.10	[c]	87	bg	—
	9/30/10		10.04	0.28		0.46	0.74	(0.28)	(0.00)[d]	(0.28)	10.50		9/30/10		7.51	4,215		0.66		0.48		2.74		66	[g]	—

52	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	53

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations																						Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the													turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at		Ratios to average net assets						Portfolio		excluding
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate		mortgage dollar rolls

BOND PLUS FUND												BOND PLUS FUND
Institutional Class:	3/31/15		$10.58	$0.29		$ 0.30	$ 0.59	$(0.29)	$(0.13)	$(0.42)	$10.75	Institutional Class:	3/31/15		5.66%	$2,522,232		0.32%		0.32%		2.71%		285%		133%
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58		3/31/14		1.20	1,807,530		0.33		0.33		2.70		290		97
	3/31/13		10.56	0.33		0.37	0.70	(0.33)	(0.15)	(0.48)	10.78		3/31/13		6.69	846,872		0.34		0.34		3.05		268		108
	3/31/12		10.16	0.38		0.41	0.79	(0.38)	(0.01)	(0.39)	10.56		3/31/12		7.91	718,619		0.35		0.35		3.62		221		105
	3/31/11	†	10.36	0.20		(0.20)	0.00 [d]	(0.20)	—	(0.20)	10.16		3/31/11	†	(0.03)[b]	496,173		0.37	[c]	0.35	[c]	3.90	[c]	99	[b]	63	[b]
	9/30/10		9.78	0.47		0.58	1.05	(0.47)	—	(0.47)	10.36		9/30/10		10.98	238,020		0.37		0.35		4.68		158		90
Premier Class:	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75	Premier Class:	3/31/15		5.60	17,022		0.47		0.47		2.57		285		133
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58		3/31/14		0.95	12,140		0.48		0.48		2.51		290		97
	3/31/13		10.56	0.31		0.37	0.68	(0.31)	(0.15)	(0.46)	10.78		3/31/13		6.53	16,773		0.49		0.49		2.89		268		108
	3/31/12		10.16	0.36		0.41	0.77	(0.36)	(0.01)	(0.37)	10.56		3/31/12		7.75	12,334		0.50		0.50		3.45		221		105
	3/31/11	†	10.36	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	10.16		3/31/11	†	(0.11)[b]	11,028		0.52	[c]	0.50	[c]	3.69	[c]	99	[b]	63	[b]
	9/30/10		9.78	0.40		0.63	1.03	(0.45)	—	(0.45)	10.36		9/30/10		10.82	10,857		0.52		0.50		3.89		158		90
Retirement Class:	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76	Retirement Class:	3/31/15		5.39	200,632		0.57		0.57		2.46		285		133
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59		3/31/14		0.86	194,476		0.58		0.58		2.44		290		97
	3/31/13		10.57	0.30		0.38	0.68	(0.30)	(0.15)	(0.45)	10.80		3/31/13		6.52	151,447		0.59		0.59		2.79		268		108
	3/31/12		10.17	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)	10.57		3/31/12		7.64	95,480		0.60		0.60		3.36		221		105
	3/31/11	†	10.37	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	10.17		3/31/11	†	(0.16)[b]	72,668		0.62	[c]	0.60	[c]	3.58	[c]	99	[b]	63	[b]
	9/30/10		9.79	0.43		0.59	1.02	(0.44)	—	(0.44)	10.37		9/30/10		10.70	92,179		0.62		0.60		4.34		158		90
Retail Class:	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77	Retail Class:	3/31/15		5.31	270,579		0.64		0.64		2.39		285		133
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60		3/31/14		0.86	262,239		0.67		0.67		2.34		290		97
	3/31/13		10.58	0.29		0.37	0.66	(0.29)	(0.15)	(0.44)	10.80		3/31/13		6.32	288,131		0.68		0.68		2.71		268		108
	3/31/12		10.18	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)	10.58		3/31/12		7.59	275,663		0.64		0.64		3.33		221		105
	3/31/11	†	10.38	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	10.18		3/31/11	†	(0.14)[b]	265,818		0.59	[c]	0.58	[c]	3.62	[c]	99	[b]	63	[b]
	9/30/10		9.80	0.45		0.58	1.03	(0.45)	—	(0.45)	10.38		9/30/10		10.78	277,069		0.54		0.52		4.50		158		90

HIGH-YIELD FUND												HIGH-YIELD FUND
Institutional Class:	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94	Institutional Class:	3/31/15		2.33	2,154,591		0.36		0.36		5.41		71		—
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38		3/31/14		6.78	1,790,122		0.37		0.37		5.51		69		—
	3/31/13		9.97	0.61		0.57	1.18	(0.61)	(0.03)	(0.64)	10.51		3/31/13		12.21	1,493,399		0.38		0.38		5.96		83		—
	3/31/12		9.99	0.68		(0.02)	0.66	(0.68)	—	(0.68)	9.97		3/31/12		6.91	889,869		0.39		0.39		6.90		62		—
	3/31/11	†	9.74	0.35		0.25	0.60	(0.35)	—	(0.35)	9.99		3/31/11	†	6.22 [b]	527,004		0.40	[c]	0.40	[c]	7.04	[c]	43	[b]	—
	9/30/10		9.04	0.72		0.70	1.42	(0.72)	—	(0.72)	9.74		9/30/10		16.41	398,933		0.41		0.40		7.76		109		—
Premier Class:	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94	Premier Class:	3/31/15		2.08	33,545		0.51		0.51		5.26		71		—
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39		3/31/14		6.72	30,851		0.52		0.52		5.36		69		—
	3/31/13		9.97	0.59		0.58	1.17	(0.60)	(0.03)	(0.63)	10.51		3/31/13		12.05	32,381		0.53		0.53		5.80		83		—
	3/31/12		9.99	0.66		(0.02)	0.64	(0.66)	—	(0.66)	9.97		3/31/12		6.75	20,842		0.54		0.54		6.74		62		—
	3/31/11	†	9.74	0.34		0.25	0.59	(0.34)	—	(0.34)	9.99		3/31/11	†	6.14 [b]	30,472		0.55	[c]	0.55	[c]	6.87	[c]	43	[b]	—
	9/30/10		9.04	0.71		0.70	1.41	(0.71)	—	(0.71)	9.74		9/30/10		16.23	16,836		0.56		0.55		7.52		109		—
Retirement Class:	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94	Retirement Class:	3/31/15		2.08	245,574		0.61		0.61		5.10		71		—
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38		3/31/14		6.51	402,054		0.62		0.62		5.26		69		—
	3/31/13		9.96	0.58		0.59	1.17	(0.59)	(0.03)	(0.62)	10.51		3/31/13		12.05	300,278		0.63		0.63		5.72		83		—
	3/31/12		9.99	0.65		(0.03)	0.62	(0.65)	—	(0.65)	9.96		3/31/12		6.54	202,282		0.64		0.64		6.65		62		—
	3/31/11	†	9.74	0.34		0.25	0.59	(0.34)	—	(0.34)	9.99		3/31/11	†	6.09 [b]	176,489		0.65	[c]	0.65	[c]	6.78	[c]	43	[b]	—
	9/30/10		9.04	0.70		0.70	1.40	(0.70)	—	(0.70)	9.74		9/30/10		16.12	166,383		0.66		0.65		7.49		109		—
Retail Class:	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98	Retail Class:	3/31/15		1.97	541,978		0.64		0.64		5.11		71		—
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43		3/31/14		6.48	600,237		0.65		0.65		5.23		69		—
	3/31/13		10.01	0.58		0.58	1.16	(0.58)	(0.03)	(0.61)	10.56		3/31/13		11.98	437,147		0.67		0.67		5.67		83		—
	3/31/12		10.03	0.65		(0.02)	0.63	(0.65)	—	(0.65)	10.01		3/31/12		6.63	249,119		0.66		0.66		6.62		62		—
	3/31/11	†	9.78	0.34		0.25	0.59	(0.34)	—	(0.34)	10.03		3/31/11	†	6.11 [b]	169,337		0.59	[c]	0.59	[c]	6.85	[c]	43	[b]	—
	9/30/10		9.08	0.71		0.70	1.41	(0.71)	—	(0.71)	9.78		9/30/10		16.18	156,374		0.58		0.57		7.60		109		—

54	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	55

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

INFLATION-LINKED BOND FUND												INFLATION-LINKED BOND FUND
Institutional Class:	3/31/15		$11.41	$0.02		$ 0.31	$ 0.33	$(0.21)	$(0.01)	$(0.22)	$11.52	Institutional Class:	3/31/15		2.92%	$1,713,985		0.26%		0.26%		0.16%		17%
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41		3/31/14		(6.55)	1,472,700		0.27		0.27		1.68		10
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)	(0.31)	12.40		3/31/13		5.28	1,428,566		0.27		0.27		1.72		14
	3/31/12		11.16	0.36		0.95	1.31	(0.39)	(0.01)	(0.40)	12.07		3/31/12		11.92	1,174,406		0.28		0.28		3.07		13
	3/31/11	†	11.21	0.17		(0.05)	0.12	(0.17)	—	(0.17)	11.16		3/31/11	†	1.05 [b]	771,048		0.29	[c]	0.29	[c]	3.01	[c]	7	[b]
	9/30/10		10.53	0.27		0.67	0.94	(0.26)	—	(0.26)	11.21		9/30/10		9.04	737,043		0.32		0.32		2.47		12
Premier Class:	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49	Premier Class:	3/31/15		2.76	7,545		0.42		0.42		0.08		17
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39		3/31/14		(6.72)	7,433		0.42		0.42		1.90		10
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)	(0.30)	12.38		3/31/13		5.12	14,323		0.42		0.42		1.89		14
	3/31/12		11.15	0.37		0.92	1.29	(0.37)	(0.01)	(0.38)	12.06		3/31/12		11.77	18,303		0.43		0.43		3.13		13
	3/31/11	†	11.21	0.16		(0.06)	0.10	(0.16)	—	(0.16)	11.15		3/31/11	†	0.89 [b]	15,832		0.44	[c]	0.44	[c]	2.88	[c]	7	[b]
	9/30/10		10.53	0.13		0.80	0.93	(0.25)	—	(0.25)	11.21		9/30/10		8.89	14,474		0.47		0.47		1.19		12
Retirement Class:	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60	Retirement Class:	3/31/15		2.67	166,302		0.51		0.51		0.32		17
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50		3/31/14		(6.82)	190,395		0.52		0.52		1.54		10
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)	(0.29)	12.50		3/31/13		5.02	220,926		0.52		0.52		1.48		14
	3/31/12		11.25	0.36		0.94	1.30	(0.36)	(0.01)	(0.37)	12.18		3/31/12		11.73	191,083		0.53		0.53		3.01		13
	3/31/11	†	11.31	0.15		(0.06)	0.09	(0.15)	—	(0.15)	11.25		3/31/11	†	0.83 [b]	176,090		0.54	[c]	0.54	[c]	2.77	[c]	7	[b]
	9/30/10		10.62	0.24		0.68	0.92	(0.23)	—	(0.23)	11.31		9/30/10		8.80	175,037		0.57		0.57		2.20		12
Retail Class:	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24	Retail Class:	3/31/15		2.55	138,801		0.57		0.57		0.08		17
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16		3/31/14		(6.85)	150,162		0.59		0.59		1.55		10
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)	(0.29)	12.13		3/31/13		4.90	220,169		0.58		0.58		1.43		14
	3/31/12		10.95	0.34		0.92	1.26	(0.36)	(0.01)	(0.37)	11.84		3/31/12		11.68	201,227		0.55		0.55		2.91		13
	3/31/11	†	11.00	0.16		(0.05)	0.11	(0.16)	—	(0.16)	10.95		3/31/11	†	0.98 [b]	146,917		0.47	[c]	0.47	[c]	2.80	[c]	7	[b]
	9/30/10		10.34	0.24		0.66	0.90	(0.24)	—	(0.24)	11.00		9/30/10		8.84	147,427		0.49		0.49		2.30		12

SHORT-TERM BOND FUND												SHORT-TERM BOND FUND
Institutional Class:	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39	Institutional Class:	3/31/15		1.18	1,170,805		0.27		0.27		1.28		114
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41		3/31/14		0.56	938,244		0.28		0.28		1.42		112
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)	(0.17)	10.52		3/31/13		2.82	646,931		0.29		0.29		1.52		78
	3/31/12		10.30	0.20		0.16	0.36	(0.20)	(0.06)	(0.26)	10.40		3/31/12		3.53	431,936		0.31		0.30		1.90		146
	3/31/11	†	10.43	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	10.30		3/31/11	†	(0.20)[b]	255,835		0.32	[c]	0.30	[c]	2.11	[c]	93	[b]
	9/30/10		10.11	0.28		0.32	0.60	(0.28)	—	(0.28)	10.43		9/30/10		6.05	176,043		0.33		0.30		2.74		95
Premier Class:	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40	Premier Class:	3/31/15		1.02	10,103		0.42		0.42		1.13		114
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42		3/31/14		0.41	11,982		0.43		0.43		1.27		112
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)	(0.16)	10.53		3/31/13		2.67	16,257		0.44		0.44		1.42		78
	3/31/12		10.31	0.18		0.16	0.34	(0.18)	(0.06)	(0.24)	10.41		3/31/12		3.37	21,211		0.45		0.45		1.75		146
	3/31/11	†	10.43	0.10		(0.12)	(0.02)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.18)[b]	19,881		0.47	[c]	0.45	[c]	1.95	[c]	93	[b]
	9/30/10		10.11	0.25		0.34	0.59	(0.27)	—	(0.27)	10.43		9/30/10		5.89	19,884		0.48		0.45		2.39		95
Retirement Class:	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40	Retirement Class:	3/31/15		0.92	100,515		0.52		0.52		1.04		114
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.31	206,496		0.53		0.53		1.18		112
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)	(0.15)	10.53		3/31/13		2.56	334,477		0.54		0.54		1.26		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.27	188,614		0.55		0.55		1.65		146
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.32)[b]	134,128		0.57	[c]	0.55	[c]	1.86	[c]	93	[b]
	9/30/10		10.12	0.25		0.33	0.58	(0.26)	—	(0.26)	10.44		9/30/10		5.79	121,535		0.58		0.55		2.42		95
Retail Class:	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40	Retail Class:	3/31/15		0.87	152,100		0.58		0.58		0.98		114
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.25	169,391		0.60		0.60		1.10		112
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)	(0.14)	10.53		3/31/13		2.50	184,637		0.60		0.60		1.22		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.24	166,750		0.58		0.57		1.64		146
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.30)[b]	155,623		0.52	[c]	0.50	[c]	1.91	[c]	93	[b]
	9/30/10		10.12	0.26		0.33	0.59	(0.27)	—	(0.27)	10.44		9/30/10		5.87	149,768		0.50		0.47		2.58		95

56	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	57

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE BOND FUND												SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/15		$ 9.98	$0.21		$ 0.60	$ 0.81	$(0.21)	$(0.13)	$(0.34)	$10.45	Institutional Class:	3/31/15		8.19%	$276,997		0.45%		0.40%		2.08%		459%
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98		3/31/14		1.33	85,771		0.59		0.40		1.76		393
	3/31/13	*	10.00	0.06		0.08	0.14	(0.06)	(0.05)	(0.11)	10.03		3/31/13	*	1.41 [b]	50,034		1.29	[c]	0.40	[c]	1.18	[c]	186	[b]
Premier Class:	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45	Premier Class:	3/31/15		8.03	5,359		0.61		0.55		1.93		459
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98		3/31/14		1.18	2,019		0.75		0.55		1.64		393
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	*	1.33 [b]	1,013		1.78	[c]	0.55	[c]	1.02	[c]	186	[b]
Retirement Class:	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45	Retirement Class:	3/31/15		7.93	100,119		0.70		0.65		1.87		459
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98		3/31/14		1.08	6,631		0.85		0.65		1.56		393
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	*	1.28 [b]	2,152		1.77	[c]	0.65	[c]	0.97	[c]	186	[b]
Retail Class:	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45	Retail Class:	3/31/15		7.99	46,434		0.73		0.68		1.83		459
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98		3/31/14		0.89	6,717		0.92		0.74		1.45		393
	3/31/13	*	10.00	0.05		0.07	0.12	(0.04)	(0.05)	(0.09)	10.03		3/31/13	*	1.22 [b]	2,755		1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TAX-EXEMPT BOND FUND												TAX-EXEMPT BOND FUND
Institutional Class:	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82	Institutional Class:	3/31/15		6.27	43,616		0.35		0.35		2.19		155
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51		3/31/14		(2.33)	9,626		0.35		0.35		2.33		155
	3/31/13		10.86	0.32		0.30	0.62	(0.32)	(0.08)	(0.40)	11.08		3/31/13		5.74	10,155		0.35		0.35		2.89		49
	3/31/12		10.06	0.34		0.80	1.14	(0.34)	—	(0.34)	10.86		3/31/12		11.46	9,508		0.38		0.35		3.21		59
	3/31/11	†	10.80	0.19		(0.63)	(0.44)	(0.19)	(0.11)	(0.30)	10.06		3/31/11	†	(4.07)[b]	10,003		0.40	[c]	0.35	[c]	3.70	[c]	11	[b]
	9/30/10		10.51	0.38		0.31	0.69	(0.38)	(0.02)	(0.40)	10.80		9/30/10		6.75	14,845		0.38		0.35		3.66		29
Retail Class:	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84	Retail Class:	3/31/15		6.07	306,179		0.63		0.63		1.90		155
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52		3/31/14		(2.69)	327,779		0.63		0.63		2.06		155
	3/31/13		10.88	0.29		0.30	0.59	(0.29)	(0.08)	(0.37)	11.10		3/31/13		5.44	397,445		0.63		0.63		2.61		49
	3/31/12		10.07	0.32		0.81	1.13	(0.32)	—	(0.32)	10.88		3/31/12		11.30	341,517		0.62		0.59		2.96		59
	3/31/11	†	10.81	0.18		(0.63)	(0.45)	(0.18)	(0.11)	(0.29)	10.07		3/31/11	†	(4.14)[b]	281,980		0.55	[c]	0.51	[c]	3.56	[c]	11	[b]
	9/30/10		10.52	0.37		0.31	0.68	(0.37)	(0.02)	(0.39)	10.81		9/30/10		6.61	318,965		0.52		0.49		3.52		29

58	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	59

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data																Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from			Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from		Net	Net		dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations		investment income	realized gains		and distributions	end of period		or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

MONEY MARKET FUND														MONEY MARKET FUND
Institutional Class:	3/31/15		$1.00	$ —		$ —	$ —		$ —	$ —		$ —	$1.00	Institutional Class:	3/31/15		0.00%		$316,667		0.14%		0.12%		0.00%		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	1.00		3/31/14		0.01		345,892		0.13		0.13		0.01		—
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/13		0.05		293,090		0.14		0.14		0.05		—
	3/31/12		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/12		0.03		469,588		0.13		0.13		0.03		—
	3/31/11	†	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/11	†	0.04	[b]	427,230		0.15	[c]	0.15	[c]	0.09	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.13		433,888		0.15		0.15		0.13		—
Premier Class:	3/31/15		1.00	—		—	—		—	—		—	1.00	Premier Class:	3/31/15		0.00		4,247		0.29		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		5,371		0.28		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		8,929		0.29		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		6,706		0.28		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	15,678		0.30	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		12,431		0.29		0.27		0.00		—
Retirement Class:	3/31/15		1.00	—		—	—		—	—		—	1.00	Retirement Class:	3/31/15		0.00		88,424		0.39		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		90,363		0.38		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		73,609		0.39		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		80,690		0.39		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	64,760		0.40	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		79,434		0.40		0.27		0.00		—
Retail Class:	3/31/15		1.00	—		—	—		—	—		—	1.00	Retail Class:	3/31/15		0.00		365,853		0.48		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		415,477		0.50		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		429,522		0.51		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		486,370		0.44		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	582,093		0.39	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	—		(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		650,426		0.33		0.27		0.00		—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Fund commenced operations on September 21, 2012.

60	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	61

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2015, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, dividend reclassifications, deflation adjustments on Treasury Inflation-Protected Securities, and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

62	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds expect to adopt the Update for the September 30, 2015 semiannual report.

New rule issuance: In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments (other than those in the Money Market Fund) are valued in the same manner as debt securities. Short-term investments in the Money Market Fund are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	63

Notes to financial statements

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2015, there were no material transfers between levels by the Funds.

As of March 31, 2015, 100% of the value of investments in the Bond Fund, Bond Index Fund, Bond Plus Fund, Inflation-Linked Bond Fund, Tax-Exempt Bond Fund and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2015 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
High-Yield
Bank loan obligations	$—	$336,764,859	$—	$336,764,859
Corporate bonds	—	2,437,530,166	—	2,437,530,166
Preferred stocks	4,511,295	—	—	4,511,295
Short-term investments	—	198,479,127	—	198,479,127
Credit default swaps*	—	174,955	—	174,955
Total	$4,511,295	$2,972,949,107	$—	$2,977,460,402
Short-Term Bond
Bank loan obligations	$—	$50,858,530	$—	$50,858,530
Corporate bonds	—	580,877,574	—	580,877,574
Government bonds	—	346,274,537	—	346,274,537
Structured assets	—	444,902,500	—	444,902,500
Short-term investments	—	15,349,847	—	15,349,847
Futures*	(793,683)	—	—	(793,683)
Total	$(793,683)	$1,438,262,988	$—	$1,437,469,305
Social Choice Bond
Bank loan obligations	$—	$5,465,078	$—	$5,465,078
Corporate bonds	—	158,609,406	—	158,609,406
Government bonds	—	198,457,146	—	198,457,146
Structured assets	—	44,919,524	—	44,919,524
Preferred stocks	266,592	—	—	266,592
Short-term investments	—	19,980,320	—	19,980,320
Total	$266,592	$427,431,474	$—	$427,698,066
*	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2015, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Bond Plus Fund
Credit contracts			Centrally cleared swaps*	$(83,684)
High-Yield Fund
Credit contracts	Centrally cleared swaps*	$174,955
Short-Term Bond Fund
Fixed-income and foreign exchange contracts	Futures*	(793,683)
*	The fair value presented includes cumulative gain (loss) on open futures contracts and open centrally cleared swap contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts and open centrally cleared swap contracts.

64	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

For the year ended March 31, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation )
Bond Fund
Credit contracts	Swap transactions	(115,283)	107,023
Bond Plus Fund
Credit contracts	Swap transactions	(1,092,724)	(83,684)
High-Yield Fund
Credit contracts	Swap transactions	308,409	174,955
Short-Term Bond Fund
Fixed-income and foreign exchange contracts	Futures transactions	(540,893)	(764,618)

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended March 31, 2015, the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets.

At March 31, 2015, the Short-Term Bond Fund held the following open futures contracts:

	Number of	Settlement	Expiration	Unrealized
	contracts	value	date	gain (loss )
Euro Foreign Currency	40	$(5,377,000)	6/15/2015	$59,100
US 5 Year Note (CBT)	500	(60,105,469)	6/30/2015	(750,389)
US 10 Year Note (CBT)	55	(7,089,844)	6/19/2015	(102,394)
Total	595	$(72,572,313)		(793,683)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2015, the Bond Fund, the Bond Plus Fund and the High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 3% of net assets.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	65

Notes to financial statements

At March 31, 2015, open centrally cleared swaps purchased and sold by the Funds were as follows:

PURCHASED
				Implied credit					Unrealized
			Maturity	spread at		Notional		Variation	appreciation
Fund	Reference entity	Counterparty	date	3/31/15	(1)	amount	(2)	margin	(depreciation	)
Bond Plus	CDX.HY-24 5 Year Index	UBS Securities LLC	6/20/20	3.43%		35,000,000		$(38,812)	$(83,684)

SOLD
				Implied credit					Unrealized
			Maturity	spread at		Notional		Variation	appreciation
Fund	Reference entity	Counterparty	date	3/31/15	(1)	amount	(2)	margin	(depreciation)
High-Yield	CDX.HY-24 5 Year Index	UBS Securities LLC	6/20/20	3.43%		75,000,000		$ 83,167	$174,955
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of Service Agreement fees on the Retirement Class. In addition, Advisors waived a portion of the investment management fees from each class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2015, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

			Investment
	Investment		management
	management		fee—effective	Service
	fee range		rate	agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund				Class	Class	Class	Class	Class	Class	Class
Bond*	0.26%–0.30	%¥	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.60%	0.70%
Bond Index	0.10		0.10	0.25	0.15	0.25	0.13	0.28	0.38	0.48
Bond Plus*	0.26–0.30		¥0.29	0.25	0.15	0.25	0.35	0.50	0.60	0.70
High-Yield*	0.31–0.35	^	0.34	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Inflation-Linked Bond*§	0.21–0.25	ƒ	0.25	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Short-Term Bond*	0.21–0.25	ƒ	0.25	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Social Choice Bond*	0.31–0.35	^	0.35	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Tax-Exempt Bond*	0.26–0.30		¥0.30	—	—	0.25	0.35	—	—	0.70
Money Market	0.10		0.10	0.25	0.15	0.25	0.15	0.30	0.40	0.50
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
§	Prior to January 1, 2015, the maximum expense amount was 0.35% for Institutional Class, 0.50% for Premier Class, 0.60% for Retirement Class, and 0.70% for Retail Class.
¥	Prior to March 1, 2015, the investment management fee range for the Bond Fund, the Bond Plus Fund and the Tax-Exempt Bond Fund was 0.27%–0.30% of average daily net assets.
^	Prior to March 1, 2015, the investment management fee range for the High-Yield Fund and the Social Choice Bond Fund was 0.32%–0.35% of average daily net assets.
ƒ	Prior to March 1, 2015, the investment management fee range for the Inflation-Linked Bond Fund and the Short-Term Bond Fund was 0.22%–0.25% of average daily net assets.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

66	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2015:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	—	74%	—	1%	—	1%	76%
Bond Index	—	—	17%	—	—	1	18
Bond Plus	—	54	—	4	10%	2	70
High-Yield	—	27	—	—	—	1	28
Inflation-Linked Bond	—	19	3	—	—	—	22
Short-Term Bond	—	27	—	3	—	1	31
Social Choice Bond	13%	—	—	—	—	—	13
Money Market	—	—	—	—	—	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2015, four 529 Plans owned 18%, 17%, 7%, and 6%, respectively, of the Bond Index Fund, one 529 Plan owned 10% of the Bond Plus Fund, one 529 Plan owned 5% of the High-Yield Fund, four 529 Plans owned 15%, 12%, 7%, and 5%, respectively, of the Inflation-Linked Bond Fund, one 529 Plan owned 10% of the Money Market Fund, and three 529 Plans owned 8%, 6% and 6%, respectively, of the Short-Term Bond Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	67

Notes to financial statements

Net unrealized appreciation (depreciation): At March 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	depreciation	(depreciation	)
Bond	$3,188,547,015	$65,739,734	$(11,207,849)	$54,531,885
Bond Index	5,705,251,210	177,114,619	(8,507,120)	168,607,499
Bond Plus	3,229,779,698	69,838,216	(17,724,426)	52,113,790
High-Yield	2,982,313,379	69,806,089	(74,834,021)	(5,027,932)
Inflation-Linked Bond	1,925,640,949	101,131,255	(12,825,834)	88,305,421
Short-Term Bond	1,435,623,869	7,803,911	(5,164,792)	2,639,119
Social Choice Bond	420,767,878	7,394,710	(464,522)	6,930,188
Tax-Exempt Bond	347,718,797	9,609,548	(184,664)	9,424,884

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2015 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$1,455,481,195	$7,525,003,673	$888,319,047	$7,529,362,026
Bond Index	540,129,124	1,483,773,722	281,152,388	824,298,805
Bond Plus	1,515,655,296	6,262,317,101	927,260,720	6,226,947,649
High-Yield Bond	2,052,057,415	—	1,898,935,735	—
Inflation-Linked Bond	—	451,315,863	—	317,845,576
Short-Term Bond	804,395,011	1,039,638,725	505,856,086	1,035,859,708
Social Choice Bond	296,427,244	1,001,584,078	92,071,976	898,461,026
Tax-Exempt Bond	—	518,108,148	—	518,941,751

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2015 and March 31, 2014 was as follows:

	3/31/2015			3/31/2014

	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Bond	$78,881,480	$3,979,991	$82,861,471	$61,792,013	$12,050,367	$73,842,380
Bond Index	122,444,246	2,825,958	125,270,204	92,334,854	1,668,012	94,002,866
Bond Plus	93,594,356	11,410,253	105,004,609	47,779,105	7,638,532	55,417,637
High-Yield	154,015,359	28,407,365	182,422,724	152,745,302	42,643,180	195,388,482
Inflation-Linked Bond	34,488,997	1,537,223	36,026,220	24,916,653	1,162,387	26,079,040
Short-Term Bond	18,063,196	499,747	18,562,943	18,081,963	—	18,081,963
Social Choice Bond	8,231,575	—	8,231,575	1,378,056	—	1,378,056
Tax-Exempt Bond*	8,269,497	1,804,790	10,074,287	8,802,502	863,642	9,666,144
Money Market	—	—	—	29,598	—	29,598
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2015 and 2014 of $6,610,678 and $7,599,546, respectively.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Capital
	ordinary	long-term	appreciation	loss	Late-year
Fund	income	capital gains	(depreciation)	carryover	loss deferrals	Total
Bond	$27,990,329	$6,222,577	$54,482,667	$ —	$—	$88,695,573
Bond Index	3,837,250	5,554,087	168,607,500	—	—	177,998,837
Bond Plus	23,585,457	3,819,737	51,964,039	—	—	79,369,233
High-Yield	4,377,778	—	(4,852,977)	—	(11,327,734)	(11,802,933)
Inflation-Linked Bond	(1,307,034)	—	88,305,417	—	(22,595,496)	64,402,887
Short-Term Bond	739,024	60,021	2,588,454	—	(340,373)	3,047,126
Social Choice Bond	2,242,183	51,535	6,930,187	—	—	9,223,905
Tax-Exempt Bond	2,884,042	2,238,381	9,424,883	—	—	14,547,306
Money Market	—	—	—	(9)	(224)	(233)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

68	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

At March 31, 2015, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	No expiration	Total
Money Market	$9	$9

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2015, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	69

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (nine of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at March 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 19, 2015

70	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2015

Trustees
		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length		Fund Complex
Name, Address and	Held with	of Time		Overseen
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years	by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	71

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2015

Trustees — concluded

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length		Fund Complex
Name, Address and	Held with	of Time		Overseen
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years	by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors of the Board of Governors of the Investment Company Institute); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Term of
Office and
	Position(s)	Length
Name, Address and	Held with	of Time
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011), and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Separate Accounts VA-1, VLI-1 and VLI-2 (2013–2014). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (2013–2014).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Chief Executive Officer (since 2014), Executive Vice President and Chief Operating Officer (“COO”) (2013– 2014), President (2012–2013), Interim Head (2012–2013) and Manager (since 2011) of TIAA-CREF Asset Management, LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Executive Vice President (since 2013), Interim Head of Asset Management (2012–2013), Senior Vice President, Investment Products, (2009–2012). Managing Director, Mutual Fund Products, (2007–2009) of TIAA. Director (since 2008), Executive Vice President (since 2012), Chairman (2012–2013), Senior Managing Director and COO (2012), Senior Vice President (2010–2012) of Advisors. Director (since 2008), Executive Vice President (since 2014), Chief Operating Officer (since 2013), Chairman (2011–2012), President (2012–2013), Senior Vice President (2010–2012) of Investment Management. Chairman, Manager, President (since 2011), and COO (2011–2013) of TCAA and TCAS. Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of Green Wood Resources, Inc. (since 2012). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Manager and Executive Vice President, TIAA Asset Management, LLC (since 2014). Director, of TH RE, Ltd (2013, since 2014). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd., and TH RE Group Holdings Ltd. (2013–2014).

72	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Officers — continued

Term of
Office and
	Position(s)	Length
Name, Address and	Held with	of Time
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Corporate Controller (since 2014), Senior Vice President (since 2010) and Funds Treasurer (2006–2014) of TIAA. Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Chief Financial Officer (since 2013), Principal Financial Officer (2009–2013), Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of TCAM (since 2011). Director (since 2008) Senior Vice President (since 2010) and Funds Treasurer (2007–2011) of Advisors. Manager (since 2008), Senior Vice President (since 2014) and Funds Treasurer (2007–2011) of Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (2008–2015). Manager, Senior Vice President and Funds Treasurer of TCAA and TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2011), Senior Managing Director (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2013). Executive Vice President, TIAA Asset Management Finance Company, LLC (since 2014). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management (since 2013) of TIAA. President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Manager (since 2013). President and Chief Executive Officer (2013–2014) of TCAM. Principal Executive Officer and Executive Vice President of CREF and VA-1 (since 2013). Chairman, Director, President and Chief Executive Officer of Advisors (since 2013). Chairman, Manager, President and Chief Executive Officer of Investment Management (since 2013). Director of TH RE Ltd. (since 2013). Director (since 2013), Chairman (since 2013) President & Chief Executive Officer of TPIS (2013–2014). Director of TIAA International Holdings 1 Ltd., TIAA International Holdings 2 Ltd., and TIAA International Holdings 3 Ltd. (since 2013). Director, TCAM Global UK Limited (since 2014). President and Chief Executive Officer, TIAA Asset Management Finance Company, LLC (since 2014). Manager, President and Chairman, TIAA Asset Management, LLC (since 2014). Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June–September 2013). Representative, Securities Research Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director, Covariance (since 2012). Director, TC Life (2012–2014). Manager, Kaspick & Company, LLP (“Kaspick”) (since 2012). Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (“Redwood”) (since 2013). Director, Aspen Insurance Holdings, LLC (since 2011). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director (since 2013), Corporate Secretary (since 2012) of TIAA and the TIAA-CREF Fund Complex. Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2014). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	73

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2015

Officers — concluded

Term of
Office and
	Position(s)	Length
Name, Address and	Held with	of Time
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2006), and Senior Vice President, Pension Products (2003–2006) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (2009–2010, since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-320 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

74	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Board Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in an objective manner.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	75

Renewal of investment management agreement (unaudited)

Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2014 and that TAI expected this trend to continue, but that for certain Funds, like the Money Market Fund, there was no current expectation for TAI to earn a profit in the foreseeable future. For the Money Market Fund, this was due to ongoing management fee waivers and other waivers by TAI and its affiliates necessary to maintain a yield of at least 0.00% in each class of the Fund. The Board recognized TAI’s amendment of the

76	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Agreement for the actively-managed Funds (except for the Money Market Fund) to permanently decrease the levels of assets needed to reach “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) and to add a breakpoint at the $8 billion level as of March 1, 2015. With respect to those Funds for which the Agreement was profitable to TAI in 2014, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee breakpoints on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. The Board also considered TAI’s implementation of permanent, contractual advisory fee rate reductions on the actively-managed Funds, as previously noted above, starting on March 1, 2015. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies and, in one case, to a separately managed account. In the future

TAI may manage institutional client assets through unregistered commingled funds or additional separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies and the other account that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies and accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	77

Renewal of investment management agreement (unaudited)

management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedules. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.292% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st and 2nd quintiles, respectively, of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 3rd, 3rd, 3rd and 4th quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 2nd and 2nd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were ranked first and second, respectively, out of the five funds within its Expense Group. The Fund’s total expenses and actual management fees were in the 3rd quintile of its Expense Universe.
•	The Fund was ranked 3rd out of the five funds within its Performance Group for the one- and three-year periods and ranked 1st out of the five funds within its Performance Group for the five-year period. The Fund was in the 2nd, 4th and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Barclays U.S. Aggregate Bond Index, was +3 and -4 basis points, respectively. One basis point is equal to 0.01%.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.292% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.344% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 5th and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 3rd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.245% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

78	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.247% of average daily net assets. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its management fee breakpoints. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st and 3rd quintiles, respectively, of its Expense Group and in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for each of the one-year and since-inception periods.
•	The Fund is too new to have received a Morningstar rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its advisory fee breakpoints. As of March 1, 2015, the Fund’s contractual management fee breakpoint schedule was contractually adjusted to decrease the levels of assets needed to reach breakpoints and to add a breakpoint at the $8 billion level.
•	The Fund’s total expenses and actual management fees were in the 1st and 2nd quintiles, respectively, of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 5th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 4th, 3rd, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived or reimbursed over $7.6 million in Fund fees or expenses across all share classes to maintain a yield of at least 0.00%.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Annual Report	79

Important tax information (unaudited)

For the year ended March 31, 2015, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond	$5,281,851
Bond Index	3,139,408
Bond Plus	12,281,568
High-Yield	28,407,365
Inflation-Linked Bond	1,537,223
Short-Term Bond	499,747
Social Choice Bond	—
Tax-Exempt Bond	2,073,406
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2015, and the year ended

March 31, 2014, totaling $10,074,287, and $9,666,144, of which $6,610,678, and $7,599,546, respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

80	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2014 and March 31, 2015, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $451,700 and $455,310, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2014 and March 31, 2015, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2014 and March 31, 2015, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2014 and March 31, 2015, PwC’s aggregate fees for tax services billed to the Registrant were $119,700 and $121,100, respectively.

For the fiscal years ended March 31, 2014 and March 31, 2015, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2014 and March 31, 2015, PwC’s aggregate fees for all other services billed to the Registrant were $6,000 and $6,047, respectively.

For the fiscal years ended March 31, 2014 and March 31, 2015, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2014 and March 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2014 and March 31, 2015, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $308,500 and $393,375, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.6%

AUTOMOBILES & COMPONENTS - 0.1%
$448,875	i	Dealer Tire LLC	5.500%	12/22/21	$454,769
1,741,250	i	Gates Global LLC	4.250	07/05/21	1,733,641
1,365,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	1,373,722
		TOTAL AUTOMOBILES & COMPONENTS			3,562,132

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
274,313	i	B/E Aerospace Inc	4.000	12/16/21	276,255
1,379,036	i	Capital Safety North America	3.750	03/29/21	1,354,903
733,163	i	Creative Artists Agency LLC	5.500	12/17/21	740,494
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,371,652

CONSUMER DURABLES & APPAREL - 0.1%
1,588,000	i	Libbey Glass, Inc	3.750	04/09/21	1,578,075
893,250	i	Otter Products LLC	5.750	06/03/20	887,292
		TOTAL CONSUMER DURABLES & APPAREL			2,465,367

CONSUMER SERVICES - 0.1%
2,586,725	i	Spin Holdco, Inc	4.250	11/14/19	2,575,938
		TOTAL CONSUMER SERVICES			2,575,938

DIVERSIFIED FINANCIALS - 0.1%
498,750	i	DTZ US Borrower LLC	5.500	11/04/21	501,244
236,408	i	TransFirst, Inc	5.500	11/12/21	237,958
893,233	i	TransUnion LLC	4.000	04/09/21	892,679
		TOTAL DIVERSIFIED FINANCIALS			1,631,881

ENERGY - 0.0%
41,303	i	Granite Acquisition, Inc	5.000	12/19/21	41,785
936,351	i	Granite Acquisition, Inc	5.000	12/19/21	947,278
		TOTAL ENERGY			989,063

FOOD & STAPLES RETAILING - 0.1%
2,100,000	i	Albertson’s Holdings LLC	5.500	08/25/21	2,116,632
		TOTAL FOOD & STAPLES RETAILING			2,116,632

FOOD, BEVERAGE & TOBACCO - 0.0%
616,979	i	HJ Heinz Co	3.250	06/05/20	617,745
691,516	i	Post Holdings, Inc	3.750	06/02/21	692,574
		TOTAL FOOD, BEVERAGE & TOBACCO			1,310,319

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,000,000	i	Biomet, Inc	3.674	07/25/17	1,997,840
807,268	i	Capsugel Holdings US, Inc	3.500	08/01/18	805,654
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$925,315	i	CHS/Community Health Systems	4.250%	01/27/21	$929,618
1,218,113	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,219,782
1,984,887	i	HCA, Inc	3.025	05/01/18	1,984,887
1,984,925	i	Kinetic Concepts, Inc	4.500	05/04/18	1,991,296
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,929,077

MATERIALS - 0.3%
1,591,013	i	Crown Americas LLC	4.000	10/24/21	1,604,361
1,002,488	i	Eco Services Operations LLC	4.750	12/04/21	1,004,994
878,892		Minerals Technologies, Inc	4.000	05/09/21	882,188
1,473,333	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,462,740
360,000	i	Solenis International LP	7.750	07/31/22	348,077
1,984,848		Tronox Pigments, B.V.	4.000	03/19/20	1,982,566
		TOTAL MATERIALS			7,284,926

MEDIA - 0.2%
585,030	i	CSC Holdings LLC	2.678	04/17/20	582,105
814,590	i	MTL Publishing LLC	3.750	06/29/18	813,116
1,727,075	i	Univision Communications, Inc	4.000	03/01/20	1,722,757
641,107	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	639,908
995,000	i	Visant Corp	7.000	09/23/21	998,522
		TOTAL MEDIA			4,756,408

RETAILING - 0.0%
701,500	i	Stater Bros Markets	4.750	05/12/21	699,746
		TOTAL RETAILING			699,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,295,275	i	Avago Technologies Ltd	3.750	05/06/21	1,297,140
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,297,140

SOFTWARE & SERVICES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,312,500
925,327	i	IMS Health, Inc	3.500	03/17/21	921,218
736,016	i	Mitchell International, Inc	4.500	10/12/20	735,861
358,261	i	P2 Lower Acquisition LLC	5.500	10/22/20	357,365
673,313	i	ProQuest LLC	5.250	10/24/21	673,946
		TOTAL SOFTWARE & SERVICES			4,000,890

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
925,350	i	Sensata Technologies BV	3.500	10/08/21	929,829
469,091	i	Zebra Technologies Corp	4.750	10/27/21	474,134
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,403,963

TELECOMMUNICATION SERVICES - 0.1%
1,099,688	i	Windstream Corp	3.500	01/23/20	1,098,544
		TOTAL TELECOMMUNICATION SERVICES			1,098,544

		TOTAL BANK LOAN OBLIGATIONS			46,493,678
		(Cost $46,326,049)
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 94.5%

CORPORATE BONDS - 40.1%

AUTOMOBILES & COMPONENTS - 0.2%
$675,000	g	Gates Global LLC	6.000%	07/15/22	$637,031
600,000	g,h	Hyundai Capital Services, Inc	2.625	09/29/20	602,520
2,950,000		Johnson Controls, Inc	4.625	07/02/44	3,164,300
1,750,000		Magna International, Inc	3.625	06/15/24	1,782,942
		TOTAL AUTOMOBILES & COMPONENTS			6,186,793

BANKS - 5.2%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,463,250
1,350,000	g	Akbank TAS	5.125	03/31/25	1,326,375
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,017,000
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,019,205
1,690,000		Bank of America Corp	5.300	03/15/17	1,804,643
1,125,000		Bank of America Corp	6.000	09/01/17	1,237,364
4,500,000		Bank of America Corp	2.650	04/01/19	4,585,203
5,000,000		Bank of America Corp	4.000	01/22/25	5,064,885
4,925,000		Bank of America Corp	4.250	10/22/26	5,084,284
500,000		Bank of America Corp	5.000	01/21/44	573,976
1,500,000		Bank of America Corp	4.875	04/01/44	1,688,489
750,000	g	Bank of China Ltd	5.000	11/13/24	792,316
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,036,326
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,406,867
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,545,590
3,475,000		Barclays plc	2.750	11/08/19	3,509,236
3,350,000		Barclays plc	3.650	03/16/25	3,360,221
650,000		Branch Banking & Trust Co	2.300	10/15/18	665,089
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,586,271
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,081,667
2,050,000		Citigroup, Inc	1.300	11/15/16	2,053,022
5,600,000		Citigroup, Inc	2.550	04/08/19	5,708,931
1,500,000		Citigroup, Inc	3.875	10/25/23	1,583,355
2,350,000		Citigroup, Inc	3.750	06/16/24	2,461,867
2,125,000		Citigroup, Inc	5.300	05/06/44	2,388,834
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	388,201
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,351,316
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	4,226,200
1,675,000	g	Credit Agricole S.A.	4.375	03/17/25	1,693,680
3,355,000		Deutsche Bank AG	3.700	05/30/24	3,438,992
750,000	g	Export Credit Bank of Turkey	5.000	09/23/21	751,875
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,663,217
1,200,000	g	Hana Bank	4.375	09/30/24	1,278,690
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,449,153
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,439,073
550,000		HSBC Holdings plc	4.000	03/30/22	591,627
2,450,000		HSBC Holdings plc	4.250	03/14/24	2,570,900
675,000		HSBC Holdings plc	6.500	09/15/37	861,363
1,450,000		HSBC USA, Inc	2.250	06/23/19	1,461,528
5,250,000		HSBC USA, Inc	2.375	11/13/19	5,296,646
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,400,000		HSBC USA, Inc	2.350%	03/05/20	$3,420,162
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	5,278,452
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	732,188
4,620,000		KeyBank NA	2.500	12/15/19	4,708,967
1,675,000		KeyBank NA	2.250	03/16/20	1,686,561
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	912,742
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,555,044
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,042,400
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,119,625
2,075,000		PNC Bank NA	2.200	01/28/19	2,101,651
2,425,000		PNC Bank NA	2.250	07/02/19	2,458,574
1,750,000		PNC Bank NA	2.700	11/01/22	1,741,759
3,050,000		PNC Bank NA	2.950	01/30/23	3,060,623
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,571,333
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,075,063
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,247,058
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	564,312
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,047,402
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,720,784
1,075,000		SunTrust Bank	2.750	05/01/23	1,068,115
310,000		Toronto-Dominion Bank	2.500	07/14/16	317,043
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	855,967
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	524,297
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	392,144
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,030,870
1,750,000		Union Bank NA	2.125	06/16/17	1,775,387
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,619,826
2,500,000		US Bancorp	1.650	05/15/17	2,533,908
4,135,000		US Bank NA	2.800	01/27/25	4,133,420
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,163,526
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,191,372
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,647,000
		TOTAL BANKS			148,804,302

CAPITAL GOODS - 1.2%
400,000	g	Alpek S.A. de C.V.	4.500	11/20/22	409,200
2,775,000		Caterpillar Financial Services Corp	2.250	12/01/19	2,816,567
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,875,341
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,165,322
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,255,460
675,000		Eaton Corp	4.000	11/02/32	709,684
325,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	288,234
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,906,446
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	557,333
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,696,114
688,025	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	526,339
1,575,000		Raytheon Co	4.200	12/15/44	1,687,589
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,262,282
1,275,000		Rockwell Automation, Inc	2.875	03/01/25	1,285,266
725,000	g	Schaeffler Finance BV	4.750	05/15/21	732,250
845,000	g	Sealed Air Corp	5.250	04/01/23	880,912
2,290,000	g	Stena AB	7.000	02/01/24	2,221,300
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,775,000	g	Timken Co	3.875%	09/01/24	$2,825,558
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	991,199
200,000	g	Tupy Overseas S.A.	6.625	07/17/24	192,000
1,975,000		United Technologies Corp	1.800	06/01/17	2,011,022
1,050,000		United Technologies Corp	4.500	06/01/42	1,164,730
		TOTAL CAPITAL GOODS			34,460,148

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
250,000		ADT Corp	6.250	10/15/21	266,250
225,000	g	AECOM Technology Corp	5.750	10/15/22	232,875
575,000	g	AECOM Technology Corp	5.875	10/15/24	603,750
1,425,000		Air Lease Corp	3.875	04/01/21	1,467,750
7,000,000		Fluor Corp	3.500	12/15/24	7,216,685
1,500,000	g	HPHT Finance 15 Ltd	2.250	03/17/18	1,504,846
1,495,000		Republic Services, Inc	3.800	05/15/18	1,584,779
2,400,000		Republic Services, Inc	3.550	06/01/22	2,511,245
1,700,000		Republic Services, Inc	3.200	03/15/25	1,707,290
650,000		United Rentals North America, Inc	5.500	07/15/25	663,000
1,500,000		Waste Management, Inc	2.600	09/01/16	1,527,283
2,800,000		Waste Management, Inc	2.900	09/15/22	2,820,115
500,000		Waste Management, Inc	3.900	03/01/35	512,508
550,000		Waste Management, Inc	4.100	03/01/45	562,066
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,180,442

CONSUMER DURABLES & APPAREL - 0.1%
300,000		DR Horton, Inc	3.625	02/15/18	306,000
1,200,000		DR Horton, Inc	3.750	03/01/19	1,215,000
1,100,000		PVH Corp	4.500	12/15/22	1,116,500
500,000		Whirlpool Corp	3.700	03/01/23	515,780
		TOTAL CONSUMER DURABLES & APPAREL			3,153,280

CONSUMER SERVICES - 0.2%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,865,250
775,000		ARAMARK Corp	5.750	03/15/20	809,875
425,000		GLP Capital LP	4.375	11/01/18	436,688
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,867,227
600,000	g	Speedway Motorsports, Inc	5.125	02/01/23	609,000
		TOTAL CONSUMER SERVICES			5,588,040

DIVERSIFIED FINANCIALS - 4.7%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	773,318
600,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	636,750
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,664,234
1,575,000		American Express Co	2.650	12/02/22	1,569,640
4,975,000		American Express Credit Corp	1.300	07/29/16	5,003,069
1,275,000		American Express Credit Corp	2.125	07/27/18	1,299,614
2,700,000		American Express Credit Corp	2.250	08/15/19	2,739,120
10,750,000	g,i	Armor Re Ltd	4.015	12/15/16	10,677,975
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,222,250
580,000		Bank of New York Mellon Corp	5.450	05/15/19	660,649
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,568,690
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,849,225
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g,i	BBVA Bancomer S.A.	5.350%	11/12/29	$994,800
1,125,000		BlackRock, Inc	3.500	03/18/24	1,191,139
825,000		Capital One Financial Corp	1.000	11/06/15	825,985
1,500,000	g	Comcel Trust	6.875	02/06/24	1,598,250
1,475,000		Credit Suisse	2.300	05/28/19	1,490,046
2,575,000		Credit Suisse	3.000	10/29/21	2,622,838
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,679,869
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,576,023
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	888,296
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,371,952
8,300,000		General Electric Capital Corp	2.200	01/09/20	8,391,582
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,497,709
810,000		General Electric Capital Corp	6.875	01/10/39	1,165,321
360,000		General Motors Financial Co, Inc	4.375	09/25/21	383,486
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	3,966,704
3,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	3,575,831
2,225,000		Goldman Sachs Group, Inc	2.600	04/23/20	2,248,672
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,810,153
8,225,000		Goldman Sachs Group, Inc	3.500	01/23/25	8,386,300
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	168,829
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	439,913
1,225,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,360,630
1,900,000	g	Hyundai Capital America	2.600	03/19/20	1,920,140
525,000		Icahn Enterprises LP	4.875	03/15/19	534,844
2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,056,646
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	313,132
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,109,000
350,000		Legg Mason, Inc	2.700	07/15/19	356,502
475,000		Legg Mason, Inc	3.950	07/15/24	495,644
3,600,000		Morgan Stanley	1.750	02/25/16	3,623,220
2,650,000		Morgan Stanley	1.875	01/05/18	2,667,750
2,250,000		Morgan Stanley	2.650	01/27/20	2,285,433
400,000		Morgan Stanley	3.750	02/25/23	419,221
5,475,000		Morgan Stanley	3.700	10/23/24	5,708,136
3,225,000		Morgan Stanley	4.350	09/08/26	3,380,651
2,000,000		Morgan Stanley	6.375	07/24/42	2,667,714
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	732,032
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,527,342
900,000	g	SUAM Finance BV	4.875	04/17/24	931,500
950,000		Textron, Inc	3.875	03/01/25	981,397
1,025,000		Toyota Motor Credit Corp	1.375	01/10/18	1,028,347
4,150,000		Toyota Motor Credit Corp	2.150	03/12/20	4,188,491
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,532,240
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,662,220
2,300,000		Wells Fargo & Co	4.100	06/03/26	2,423,390
		TOTAL DIVERSIFIED FINANCIALS			134,843,854

ENERGY - 3.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,360,003
365,000		Anadarko Petroleum Corp	6.950	06/15/19	430,619
625,000		Apache Corp	1.750	04/15/17	629,889
3,375,000		Ashland, Inc	3.875	04/15/18	3,459,375
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Ashland, Inc	4.750%	08/15/22	$507,500
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,035,833
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,428,536
450,000	g	California Resources Corp	5.000	01/15/20	406,125
250,000	g	California Resources Corp	6.000	11/15/24	219,062
795,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	771,150
500,000	i	Chesapeake Energy Corp	3.503	04/15/19	481,250
3,500,000		Chevron Corp	2.355	12/05/22	3,457,702
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,889,062
4,000,000		ConocoPhillips Co	3.350	11/15/24	4,122,008
2,000,000		Continental Resources, Inc	5.000	09/15/22	1,972,500
725,000		Devon Energy Corp	4.750	05/15/42	775,469
1,700,000		Ecopetrol S.A.	4.125	01/16/25	1,627,546
450,000		Ecopetrol S.A.	5.875	05/28/45	421,875
1,375,000	g	EDC Finance Ltd	4.875	04/17/20	1,137,229
480,000		Enbridge Energy Partners LP	5.200	03/15/20	528,971
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,327,301
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,680,696
675,000		EOG Resources, Inc	2.625	03/15/23	674,311
2,000,000		EOG Resources, Inc	3.150	04/01/25	2,039,692
1,425,000		Exterran Partners LP	6.000	10/01/22	1,296,750
3,100,000		Exxon Mobil Corp	1.912	03/06/20	3,130,116
775,000		Exxon Mobil Corp	2.709	03/06/25	782,898
1,625,000		Exxon Mobil Corp	3.567	03/06/45	1,685,153
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,524,001
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	891,000
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,226,117
525,000		Marathon Petroleum Corp	3.625	09/15/24	530,983
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,251,000
1,725,000		Noble Energy, Inc	3.900	11/15/24	1,754,920
350,000		Noble Energy, Inc	5.250	11/15/43	365,812
550,000		Noble Energy, Inc	5.050	11/15/44	577,168
500,000		Noble Holding International Ltd	3.450	08/01/15	502,105
775,000		Noble Holding International Ltd	4.000	03/16/18	779,176
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,278,701
2,200,000	g	Oleoducto Central SA	4.000	05/07/21	2,190,100
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,178,339
700,000		ONE Gas, Inc	3.610	02/01/24	750,039
500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	330,000
500,000		Peabody Energy Corp	6.000	11/15/18	390,000
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	400,953
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,503,750
350,000	i	Petrobras Global Finance BV	1.881	05/20/16	330,785
675,000		Petrobras Global Finance BV	2.000	05/20/16	645,638
1,000,000	i	Petrobras Global Finance BV	2.393	01/15/19	866,250
500,000		Petrobras Global Finance BV	6.250	03/17/24	471,400
1,230,000		Petrobras International Finance Co	3.875	01/27/16	1,206,482
700,000		Petrobras International Finance Co	3.500	02/06/17	655,095
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,950,000
170,000		Petroleos Mexicanos	8.000	05/03/19	203,363
1,500,000	g	Petroleos Mexicanos	3.500	07/23/20	1,533,750
300,000	g	Petroleos Mexicanos	4.250	01/15/25	304,065
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,425,000	g	Petroleos Mexicanos	4.500%	01/23/26	$1,452,075
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,896,450
750,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	777,750
1,800,000	g	Petronas Capital Ltd	3.125	03/18/22	1,813,469
2,800,000		Phillips 66	4.875	11/15/44	2,998,932
615,000		Pioneer Natural Resources Co	7.500	01/15/20	730,330
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	6,751,880
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,724,531
625,000		Precision Drilling Corp	6.500	12/15/21	579,688
468,000		Questar Market Resources, Inc	6.875	03/01/21	497,250
530,000		Regency Energy Partners LP	5.875	03/01/22	575,050
1,350,000	g	Reliance Industries Ltd	4.125	01/28/25	1,361,420
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	940,000
1,275,000		Southwestern Energy Co	4.050	01/23/20	1,317,528
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,967,960
675,000		Statoil ASA	1.200	01/17/18	672,992
1,700,000		Statoil ASA	2.450	01/17/23	1,672,763
1,325,000		Statoil ASA	4.250	11/23/41	1,420,199
2,775,000		Suncor Energy, Inc	3.600	12/01/24	2,835,218
750,000		Talisman Energy, Inc	3.750	02/01/21	737,957
450,000	g	Targa Resources Partners LP	5.000	01/15/18	463,500
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,024,468
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,065,341
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,044,432
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	424,463
500,000		Vale Overseas Ltd	4.375	01/11/22	480,635
480,000		Vale Overseas Ltd	6.875	11/21/36	464,256
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,395,000
		TOTAL ENERGY			111,955,150

FOOD & STAPLES RETAILING - 0.3%
500,000		CVS Caremark Corp	3.250	05/18/15	501,675
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,490,493
1,800,000		CVS Caremark Corp	3.375	08/12/24	1,866,606
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,660,000
3,250,000		Kroger Co	2.950	11/01/21	3,313,248
		TOTAL FOOD & STAPLES RETAILING			8,832,022

FOOD, BEVERAGE & TOBACCO - 1.3%
2,210,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,965,795
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,549,463
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,515,003
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,430,532
1,600,000		Diageo Capital plc	2.625	04/29/23	1,591,430
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,097,813
3,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,877,300
1,425,000		General Mills, Inc	2.200	10/21/19	1,436,944
1,850,000	g	Gruma SAB de C.V.	4.875	12/01/24	1,954,063
880,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	948,816
1,000,000	g	JM Smucker Co	3.500	03/15/25	1,028,013
1,250,000		Kraft Foods Group, Inc	5.000	06/04/42	1,389,850
650,000		Mondelez International, Inc	4.125	02/09/16	667,476
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,770,000		Mondelez International, Inc	4.000%	02/01/24	$7,353,276
78,000		PepsiCo, Inc	7.900	11/01/18	94,530
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,199,646
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	543,100
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,589,723
4,000,000		Philip Morris International, Inc	3.250	11/10/24	4,106,576
200,000		Philip Morris International, Inc	6.375	05/16/38	265,085
775,000		Tyson Foods, Inc	3.950	08/15/24	818,775
500,000		Tyson Foods, Inc	4.875	08/15/34	563,736
		TOTAL FOOD, BEVERAGE & TOBACCO			37,986,945

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,470,945
600,000		Becton Dickinson & Co	1.750	11/08/16	606,485
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,204,549
2,825,000		Becton Dickinson & Co	4.685	12/15/44	3,088,033
375,000		CHS/Community Health Systems	6.875	02/01/22	398,906
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,502,085
750,000		Covidien International Finance S.A.	3.200	06/15/22	778,865
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,884,715
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,085,500
2,700,000		HCA, Inc	6.500	02/15/20	3,040,200
725,000		Laboratory Corp of America Holdings	2.625	02/01/20	729,540
1,175,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,179,795
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	738,750
2,075,000		McKesson Corp	4.883	03/15/44	2,381,565
4,975,000	g	Medtronic, Inc	2.500	03/15/20	5,082,793
4,150,000	g	Medtronic, Inc	3.500	03/15/25	4,342,016
4,725,000	g	Medtronic, Inc	4.625	03/15/45	5,356,303
2,150,000		Quest Diagnostics, Inc	3.500	03/30/25	2,153,642
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	532,373
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,512,418
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	836,123
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,636,260
2,825,000		Zimmer Holdings, Inc	3.550	04/01/25	2,881,234
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			45,423,095

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000		Clorox Co	3.800	11/15/21	1,079,634
2,800,000		Clorox Co	3.500	12/15/24	2,849,818
800,000		Ecolab, Inc	1.450	12/08/17	799,641
2,450,000		Ecolab, Inc	2.250	01/12/20	2,465,317
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,194,410

INSURANCE - 2.2%
750,000		Aetna, Inc	1.500	11/15/17	753,491
285,000		Aetna, Inc	6.625	06/15/36	384,868
1,225,000		Allstate Corp	3.150	06/15/23	1,265,310
1,225,000		Allstate Corp	4.500	06/15/43	1,393,805
1,675,000		American International Group, Inc	2.300	07/16/19	1,699,840
350,000		American International Group, Inc	4.500	07/16/44	375,740
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,913,742
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Chubb Corp	6.000%	05/11/37	$670,014
235,000		Cigna Corp	5.125	06/15/20	268,644
2,000,000		Cigna Corp	4.500	03/15/21	2,245,438
1,275,000		Cigna Corp	3.250	04/15/25	1,300,824
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,685,962
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,384,049
1,275,000		Lincoln National Corp	7.000	06/15/40	1,764,993
2,750,000	g,i	Merna Reinsurance IV Ltd	2.520	04/08/16	2,759,350
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	175,000
1,125,000		MetLife, Inc	6.750	06/01/16	1,200,584
4,700,000		MetLife, Inc	4.368	09/15/23	5,218,965
2,525,000		MetLife, Inc	3.000	03/01/25	2,530,515
2,675,000		MetLife, Inc	4.050	03/01/45	2,751,336
450,000		Principal Financial Group, Inc	1.850	11/15/17	453,816
1,500,000		Progressive Corp	3.750	08/23/21	1,627,859
630,000		Prudential Financial, Inc	7.375	06/15/19	762,847
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,266,796
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,545,026
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,853,500
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,482,058
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,522,443
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,417,580
615,000		Travelers Cos, Inc	5.800	05/15/18	694,425
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,452,881
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,110,476
3,000,000		WellPoint, Inc	3.125	05/15/22	3,041,241
1,500,000		WellPoint, Inc	4.625	05/15/42	1,626,123
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,436,939
410,000		WR Berkley Corp	5.375	09/15/20	463,562
		TOTAL INSURANCE			63,500,042

MATERIALS - 2.5%
400,000		Alcoa, Inc	5.125	10/01/24	428,125
1,550,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	1,460,900
750,000		ArcelorMittal	5.250	02/25/17	780,000
2,500,000		Barrick North America Finance LLC	4.400	05/30/21	2,567,415
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	629,933
675,000	g	Cascades, Inc	5.500	07/15/22	685,125
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	511,998
475,000	g	Cemex Finance LLC	6.000	04/01/24	473,812
300,000	g	Cemex SAB de C.V.	5.700	01/11/25	295,950
275,000	g	Cemex SAB de C.V.	6.125	05/05/25	277,668
800,000		Corning, Inc	1.450	11/15/17	803,348
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	685,217
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	627,605
2,648,000		Crown Americas LLC	6.250	02/01/21	2,790,330
1,815,000		Crown Americas LLC	4.500	01/15/23	1,830,881
5,125,000		Dow Chemical Co	3.500	10/01/24	5,204,427
335,000		Eastman Chemical Co	5.500	11/15/19	378,879
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,555,586
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,156,736
5,450,000	g	Glencore Funding LLC	2.500	01/15/19	5,452,632
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,300,000	g	Glencore Funding LLC	4.625%	04/29/24	$1,347,983
1,900,000		Hexion US Finance Corp	6.625	04/15/20	1,738,500
8,225,000		International Paper Co	4.750	02/15/22	9,092,828
700,000		International Paper Co	4.800	06/15/44	720,140
750,000	g	Israel Chemicals Ltd	4.500	12/02/24	762,150
900,000	g	Klabin Finance S.A.	5.250	07/16/24	873,000
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,102,765
1,375,000		LyondellBasell Industries NV	4.625	02/26/55	1,359,489
350,000	g	Mexichem SAB de C.V.	5.875	09/17/44	343,000
2,921,000		Monsanto Co	2.200	07/15/22	2,834,641
1,350,000		Nucor Corp	4.000	08/01/23	1,416,537
1,750,000	g	OCP S.A.	5.625	04/25/24	1,903,125
3,950,000		Packaging Corp of America	3.650	09/15/24	3,971,784
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,783
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	853,750
3,045,000		Rock Tenn Co	3.500	03/01/20	3,161,002
702,229	g	Samarco Mineracao S.A.	5.375	09/26/24	658,410
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,653,389
300,000	g	Steel Dynamics, Inc	5.125	10/01/21	301,875
875,000		Teck Resources Ltd	2.500	02/01/18	871,696
1,025,000		Teck Resources Ltd	3.750	02/01/23	959,974
275,000		Teck Resources Ltd	6.000	08/15/40	261,674
500,000		Teck Resources Ltd	5.200	03/01/42	441,590
1,100,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,067,000
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,516,500
		TOTAL MATERIALS			72,319,152

MEDIA - 2.1%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,971,250
2,150,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	2,183,377
1,700,000		CBS Corp	2.300	08/15/19	1,700,258
750,000		CBS Corp	4.600	01/15/45	764,224
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,442,750
4,775,000		Comcast Corp	4.250	01/15/33	5,148,577
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,257,373
1,050,000		DISH DBS Corp	4.250	04/01/18	1,055,250
90,000	g	Gannett Co, Inc	4.875	09/15/21	91,800
150,000	g	Gannett Co, Inc	5.500	09/15/24	156,937
875,000		Grupo Televisa SAB	5.000	05/13/45	910,894
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,383,712
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,484,247
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,189,370
4,500,000		News America, Inc	3.000	09/15/22	4,554,220
110,000		News America, Inc	7.625	11/30/28	149,117
85,000		News America, Inc	6.550	03/15/33	112,721
730,000		News America, Inc	6.650	11/15/37	984,496
600,000		News America, Inc	6.900	08/15/39	829,776
1,000,000		Nielsen Finance LLC	4.500	10/01/20	1,017,500
125,000	g	Nielsen Finance LLC	5.000	04/15/22	125,781
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,096,200
2,250,000		Outfront Media Capital LLC	5.250	02/15/22	2,356,875
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	5,137,786
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Time Warner Cable, Inc	5.875%	11/15/40	$299,033
1,475,000		Time Warner Cable, Inc	4.500	09/15/42	1,525,216
960,000		Time Warner, Inc	3.150	07/15/15	967,299
4,350,000		Time Warner, Inc	2.100	06/01/19	4,372,094
4,000,000		Time Warner, Inc	4.750	03/29/21	4,466,020
565,000		Time Warner, Inc	6.500	11/15/36	733,309
525,000		Time Warner, Inc	4.900	06/15/42	580,791
1,500,000		Time Warner, Inc	4.650	06/01/44	1,616,069
475,000	g	Time, Inc	5.750	04/15/22	464,312
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,233,000
1,585,000		Viacom, Inc	2.500	12/15/16	1,620,350
1,500,000		Viacom, Inc	5.850	09/01/43	1,688,768
		TOTAL MEDIA			59,670,752

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
4,250,000		Abbott Laboratories	2.000	03/15/20	4,277,587
4,250,000		Abbott Laboratories	2.950	03/15/25	4,300,473
900,000		Actavis Funding SCS	3.000	03/12/20	922,019
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,495,234
2,950,000		Amgen, Inc	2.200	05/22/19	2,988,117
1,904,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	1,984,920
1,725,000		Gilead Sciences, Inc	2.350	02/01/20	1,772,429
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,681,791
480,000		Life Technologies Corp	3.500	01/15/16	489,409
2,500,000		Merck & Co, Inc	1.850	02/10/20	2,513,660
725,000		Mylan, Inc	2.550	03/28/19	728,801
1,828,000	g	Mylan, Inc	7.875	07/15/20	1,931,302
550,000		Perrigo Co plc	4.000	11/15/23	574,683
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,664,417
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,175,695
650,000		Perrigo Finance plc	4.900	12/15/44	696,645
3,025,000	g	Roche Holdings, Inc	2.250	09/30/19	3,069,280
2,425,000	g	Roche Holdings, Inc	3.350	09/30/24	2,543,139
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,350,375
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	888,125
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,048,101

REAL ESTATE - 1.0%
345,000		AMB Property LP	4.500	08/15/17	369,303
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,144,160
630,000		Camden Property Trust	4.625	06/15/21	690,678
1,650,000		Camden Property Trust	2.950	12/15/22	1,616,591
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,063,999
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,152,766
600,000		Equity One, Inc	3.750	11/15/22	608,911
850,000		Essex Portfolio LP	3.375	01/15/23	859,348
75,000		Federal Realty Investment Trust	5.900	04/01/20	87,336
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	564,887
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	325,569
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	837,497
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	676,201
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,427,538
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,050,000		Kilroy Realty LP	3.800%	01/15/23	$2,100,022
2,375,000		Liberty Property LP	4.125	06/15/22	2,485,266
700,000		Mid-America Apartments LP	4.300	10/15/23	747,773
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,229,418
575,000		National Retail Properties, Inc	3.800	10/15/22	596,142
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,073,548
350,000		Regency Centers LP	5.250	08/01/15	354,988
40,000		Regency Centers LP	5.875	06/15/17	43,721
2,075,000		Simon Property Group LP	2.800	01/30/17	2,134,451
470,000		Simon Property Group LP	10.350	04/01/19	609,214
340,000		Ventas Realty LP	3.125	11/30/15	344,824
1,275,000		Ventas Realty LP	3.750	05/01/24	1,309,828
400,000		Weingarten Realty Investors	3.375	10/15/22	399,275
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,885,037
475,000		Weingarten Realty Investors	4.450	01/15/24	506,074
		TOTAL REAL ESTATE			29,244,365

RETAILING - 1.1%
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,249,500
1,667,000		AutoNation, Inc	5.500	02/01/20	1,825,717
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	152,250
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	852,465
1,500,000		Home Depot, Inc	2.250	09/10/18	1,549,276
3,000,000		Home Depot, Inc	2.000	06/15/19	3,052,710
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,139,813
1,385,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,376,845
620,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	652,550
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,834,509
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,863,660
2,050,000		Priceline Group, Inc	3.650	03/15/25	2,086,224
4,490,000	g	QVC, Inc	7.375	10/15/20	4,658,375
375,000		QVC, Inc	5.125	07/02/22	398,619
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,127,500
600,000	g	Tiffany & Co	3.800	10/01/24	609,883
		TOTAL RETAILING			31,429,896

SOFTWARE & SERVICES - 0.5%
1,700,000		Adobe Systems, Inc	3.250	02/01/25	1,716,850
650,000		Equinix, Inc	4.875	04/01/20	671,125
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,178,851
1,700,000		Microsoft Corp	3.500	02/12/35	1,695,691
325,000		NCR Corp	5.875	12/15/21	338,813
300,000	g	Open Text Corp	5.625	01/15/23	311,250
		TOTAL SOFTWARE & SERVICES			14,912,580

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
2,275,000		Amphenol Corp	3.125	09/15/21	2,331,709
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,816
956,000		Flextronics International Ltd	4.625	02/15/20	1,002,605
4,925,000		General Electric Co	0.850	10/09/15	4,940,464
415,000		General Electric Co	5.250	12/06/17	458,021
1,175,000		General Electric Co	2.700	10/09/22	1,195,096
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,000		General Electric Co	4.125%	10/09/42	$897,240
2,725,000		General Electric Co	4.500	03/11/44	3,059,197
1,975,000		Hewlett-Packard Co	2.750	01/14/19	2,024,778
700,000		Hewlett-Packard Co	3.750	12/01/20	734,086
3,000,000	g	Keysight Technologies, Inc	4.550	10/30/24	3,022,878
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,310,592
350,000	g	Millicom International Cellular S.A.	6.000	03/15/25	348,687
1,825,000	g	NXP BV	3.750	06/01/18	1,861,500
1,500,000		Scientific Games Corp	8.125	09/15/18	1,350,000
3,050,000		Seagate HDD Cayman	4.750	06/01/23	3,205,657
175,000	g	Sensata Technologies BV	5.625	11/01/24	186,375
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,845,081
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,129,708
525,000	g	Zebra Technologies Corp	7.250	10/15/22	565,687
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			34,570,177

TELECOMMUNICATION SERVICES - 2.2%
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,000,344
200,000	g	Altice Financing S.A.	6.625	02/15/23	206,000
975,000		American Tower Corp	3.500	01/31/23	966,457
2,950,000		AT&T, Inc	2.625	12/01/22	2,872,975
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,621,159
725,000	g	CommScope Holding Co, Inc	5.000	06/15/21	724,094
725,000	g	CommScope Holding Co, Inc	5.500	06/15/24	725,000
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	254,304
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	958,359
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	986,800
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,043,834
1,500,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,538,234
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,299,375
750,000	g	Oi S.A.	5.750	02/10/22	613,875
500,000		Orange S.A.	5.500	02/06/44	593,687
1,000,000	g	Qtel International Finance Ltd	3.875	01/31/28	985,096
375,000	g	SES	3.600	04/04/23	392,512
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,730,451
1,325,000		Sprint Corp	7.250	09/15/21	1,331,625
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,563,465
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,530,936
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,999,750
425,000		T-Mobile USA, Inc	6.375	03/01/25	438,558
415,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	412,925
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,000,084
5,128,000		Verizon Communications, Inc	2.625	02/21/20	5,220,591
1,925,000		Verizon Communications, Inc	3.450	03/15/21	2,013,254
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,235,352
9,100,000		Verizon Communications, Inc	4.400	11/01/34	9,270,616
8,322,000	g	Verizon Communications, Inc	4.272	01/15/36	8,259,185
2,662,000		Verizon Communications, Inc	5.012	08/21/54	2,762,408
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	860,000
300,000	g	Virgin Media Finance plc	6.000	10/15/24	315,000
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	476,188
1,175,000		Windstream Corp	6.375	08/01/23	1,059,627
		TOTAL TELECOMMUNICATION SERVICES			62,262,120
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 1.6%
$4,025,000	g	AP Moeller-Maersk A.S.	2.550%	09/22/19	$4,091,098
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,964,150
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,757,911
1,700,000		Boeing Co	3.300	03/01/35	1,689,470
850,000		Boeing Co	3.500	03/01/45	843,318
900,000	g	Bombardier, Inc	5.500	09/15/18	898,875
1,475,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,539,449
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,344,123
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	427,460
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	711,721
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	874,752
1,150,000		FedEx Corp	2.300	02/01/20	1,161,954
1,400,000		FedEx Corp	3.200	02/01/25	1,418,921
1,175,000		FedEx Corp	4.100	02/01/45	1,173,374
1,262,000		GATX Corp	1.250	03/04/17	1,256,625
4,240,000		GATX Corp	2.500	03/15/19	4,246,941
1,450,000		GATX Corp	2.500	07/30/19	1,461,181
1,150,000		GATX Corp	3.250	03/30/25	1,137,402
1,175,000		GATX Corp	5.200	03/15/44	1,317,906
1,700,000		GATX Corp	4.500	03/30/45	1,725,524
6,000,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	5,909,886
375,000		Northrop Grumman Corp	1.750	06/01/18	376,039
1,275,000		Southwest Airlines Co	2.750	11/06/19	1,304,024
1,750,000	g	TTX Co	3.600	01/15/25	1,815,788
850,000		Union Pacific Corp	3.375	02/01/35	830,395
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,133,288
		TOTAL TRANSPORTATION			45,411,575

UTILITIES - 4.5%
225,000	i	AES Corp	3.262	06/01/19	223,875
1,385,000		AES Corp	7.375	07/01/21	1,551,200
1,000,000		AES Corp	4.875	05/15/23	966,250
1,250,000		AGL Capital Corp	4.400	06/01/43	1,355,654
1,000,000		Alabama Power Co	3.550	12/01/23	1,070,022
725,000		Alabama Power Co	4.150	08/15/44	784,782
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,016,544
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,940,125
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	207,250
775,000		Atmos Energy Corp	8.500	03/15/19	962,686
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,950,750
1,175,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,223,614
1,500,000		Berkshire Hathaway Energy Co	5.150	11/15/43	1,787,228
2,850,000		Berkshire Hathaway Energy Co	4.500	02/01/45	3,102,980
1,075,000		Black Hills Corp	4.250	11/30/23	1,157,203
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,226,824
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,713,942
225,000		Carolina Power & Light Co	5.700	04/01/35	284,935
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	177,490
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	853,407
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	CEZ AS.	4.250%	04/03/22	$812,537
550,000	g	Cleopatra Finance Ltd	5.625	02/15/20	537,350
825,000	g	Colbun S.A.	4.500	07/10/24	850,220
1,850,000		Commonwealth Edison Co	4.000	08/01/20	2,021,924
395,000		Commonwealth Edison Co	5.900	03/15/36	518,968
1,425,000		Commonwealth Edison Co	3.700	03/01/45	1,446,307
415,000		Connecticut Light & Power Co	5.500	02/01/19	472,541
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,457,369
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,754,691
1,650,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,667,916
1,625,000		Dominion Gas Holdings LLC	3.600	12/15/24	1,705,127
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	3,049,475
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	289,548
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	705,240
1,725,000		Duke Energy Progress, Inc	4.150	12/01/44	1,884,466
500,000	g	Dynegy Finance I, Inc	6.750	11/01/19	517,500
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,597,500
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,285,700
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	284,980
1,500,000		ENN Energy Holdings Ltd	3.250	10/23/19	1,498,423
1,500,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,447,800
1,175,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,183,813
1,950,000		Exelon Generation Co LLC	2.950	01/15/20	1,982,897
550,000		Ferrellgas LP	6.750	01/15/22	559,570
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,320,364
335,000		Florida Power Corp	6.400	06/15/38	475,793
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,419,735
630,000		Indiana Michigan Power Co	7.000	03/15/19	750,625
555,000		Integrys Energy Group, Inc	4.170	11/01/20	599,207
3,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	3,105,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	230,229
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	519,000
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	431,250
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	944,021
1,600,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,616,464
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	757,232
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,264,820
1,000,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	1,004,500
630,000		Nevada Power Co	6.500	08/01/18	728,923
700,000		NiSource Finance Corp	4.800	02/15/44	787,043
1,025,000		Northeast Utilities	1.450	05/01/18	1,017,753
1,675,000		Northeast Utilities	3.150	01/15/25	1,691,619
1,975,000		Northern States Power Co	5.350	11/01/39	2,563,123
900,000		NRG Energy, Inc	6.250	05/01/24	906,750
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,722,959
1,000,000		NTPC Ltd	5.625	07/14/21	1,127,220
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,460,856
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	216,728
925,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	927,038
1,700,000		ONEOK Partners LP	3.800	03/15/20	1,733,337
950,000		ONEOK Partners LP	3.375	10/01/22	901,315
2,750,000		Pacific Gas & Electric Co	4.300	03/15/45	2,959,734
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$885,000		Pepco Holdings, Inc	2.700%	10/01/15	$892,035
135,000		Potomac Electric Power Co	7.900	12/15/38	219,985
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,220,964
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,042,182
565,000		Progress Energy, Inc	7.050	03/15/19	674,211
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,009,757
440,000		Public Service Electric & Gas Co	5.300	05/01/18	491,092
1,250,000		Public Service Electric & Gas Co	4.000	06/01/44	1,349,786
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,473,750
1,290,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,287,846
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	516,875
500,000		Sabine Pass LNG LP	6.500	11/01/20	517,500
1,150,000		Sempra Energy	2.875	10/01/22	1,149,672
1,375,000		Southern California Edison Co	4.650	10/01/43	1,623,346
1,775,000		Southern California Edison Co	3.600	02/01/45	1,782,150
1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,725,704
450,000		Tampa Electric Co	4.100	06/15/42	486,138
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	547,085
845,000		Virginia Electric and Power Co	2.950	01/15/22	871,383
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,261,230
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,841,829
850,000		Williams Partners LP	4.000	11/15/21	872,541
825,000		Williams Partners LP	4.500	11/15/23	855,418
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,085,159
470,000		Xcel Energy, Inc	4.800	09/15/41	544,714
		TOTAL UTILITIES			128,613,613

		TOTAL CORPORATE BONDS			1,148,590,854
		(Cost $1,111,776,599)

GOVERNMENT BONDS - 34.9%

AGENCY SECURITIES - 0.7%
4,019,244		AMAL Ltd	3.465	08/21/21	4,254,486
1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	1,004,737
821,672		Cal Dive I- Title XI, Inc	4.930	02/01/27	930,962
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,555,939
1,825,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,925,120
334,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	355,041
		TOTAL AGENCY SECURITIES			19,026,285

FOREIGN GOVERNMENT BONDS - 3.7%
2,244,000		Banque Centrale de Tunisie	8.250	09/19/27	2,647,920
900,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	907,875
520,000	g	Barbados Government International Bond	7.000	08/04/22	502,484
1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,074,375
1,000,000		Brazilian Government International Bond	4.250	01/07/25	980,000
170,000		Brazilian Government International Bond	7.125	01/20/37	201,875
970,000		Brazilian Government International Bond	5.625	01/07/41	986,975
890,000		Brazilian Government International Bond	5.000	01/27/45	823,250
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	999,450
450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	493,870
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$875,000		Colombia Government International Bond	4.375%	07/12/21	$928,375
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,425,650
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	583,168
	$850,000		Colombia Government International Bond	4.000	02/26/24	876,350
	650,000		Colombia Government International Bond	5.625	02/26/44	726,375
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,545,000
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,071,875
	1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,101,900
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,436,877
	$1,500,000	g	Dominican Republic International Bond	5.500	01/27/25	1,548,750
	975,000	g	El Salvador Government International Bond	6.375	01/18/27	975,000
	395,000		European Investment Bank	4.875	02/15/36	531,589
	325,000		Export-Import Bank of Korea	1.250	11/20/15	325,938
	580,000		Export-Import Bank of Korea	3.750	10/20/16	602,037
	1,000,000		Export-Import Bank of Korea	2.250	01/21/20	1,009,628
	4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,436,340
	300,000		Federative Republic of Brazil	6.000	01/17/17	321,375
	330,000	g	Guatemala Government Bond	5.750	06/06/22	363,412
EUR	5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	3,589,131
	$230,000		Hungary Government International Bond	4.000	03/25/19	239,892
	1,130,000		Hungary Government International Bond	5.750	11/22/23	1,299,500
	250,000		Hungary Government International Bond	5.375	03/25/24	280,312
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,470,000
	450,000	g	Indonesia Government International Bond	4.125	01/15/25	461,812
	700,000	g	Indonesia Government International Bond	5.125	01/15/45	735,000
	845,000		Italy Government International Bond	5.375	06/12/17	918,721
	355,000		Italy Government International Bond	6.875	09/27/23	458,844
	550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	519,750
	500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	475,040
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	295,214
	2,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	1,847,800
	500,000	g	Kenya Government International Bond	5.875	06/24/19	514,625
	1,500,000	g	Kenya Government International Bond	6.875	06/24/24	1,566,375
	3,000,000	g,i	Kommunalbanken AS.	0.441	02/20/18	3,007,662
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,020,215
	750,000		Korea Development Bank	2.500	03/11/20	763,202
	3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,278,021
	1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,133,188
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,691,317
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,246,000
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,441,277
	$500,000		Mexico Government International Bond	3.600	01/30/25	513,125
	644,000		Mexico Government International Bond	6.050	01/11/40	795,340
	500,000		Mexico Government International Bond	4.750	03/08/44	525,000
	2,015,000		Mexico Government International Bond	4.600	01/23/46	2,065,375
	500,000	g	Morocco Government International Bond	5.500	12/11/42	556,395
	350,000	g	Municipality Finance plc	1.750	05/21/19	354,697
	1,200,000	g	Nigeria Government International Bond	6.375	07/12/23	1,204,800
	1,000,000		Panama Government International Bond	4.000	09/22/24	1,047,500
	950,000		Panama Government International Bond	3.750	03/16/25	973,750
	100,000		Peruvian Government International Bond	7.125	03/30/19	119,500
	1,500,000		Peruvian Government International Bond	8.750	11/21/33	2,377,500
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,250,000		Philippine Government International Bond	4.200%	01/21/24	$1,400,000
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,226,250
	890,000		Philippine Government International Bond	3.950	01/20/40	944,513
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,105,750
	900,000		Poland Government International Bond	4.000	01/22/24	988,200
	620,000		Province of Quebec Canada	7.500	09/15/29	940,024
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,020,644
	725,000	g	Republic of Ghana	8.125	01/18/26	688,264
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,289,562
	1,000,000	g	Republic of Serbia	5.250	11/21/17	1,036,850
	860,000	g	Republic of Serbia	7.250	09/28/21	991,064
	900,000		Republic of Turkey	6.000	01/14/41	1,022,805
	1,500,000	g	Slovenia Government International Bond	5.500	10/26/22	1,728,810
	500,000	g	Slovenia Government International Bond	5.250	02/18/24	573,875
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	4,306,980
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,288,822
	1,675,000		South Africa Government International Bond	5.875	09/16/25	1,918,210
	1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,033,750
	2,100,000		Turkey Government International Bond	6.750	04/03/18	2,325,498
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,364,725
	975,000		Turkey Government International Bond	5.750	03/22/24	1,084,298
	1,000,000		Turkey Government International Bond	4.875	04/16/43	987,500
	500,000		United Mexican States	5.950	03/19/19	571,250
	1,032,000		United Mexican States	5.125	01/15/20	1,156,872
	975,000		Uruguay Government International Bond	4.500	08/14/24	1,057,875
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	1,040,000
	2,315,000	g	Vietnam Government International Bond	4.800	11/19/24	2,410,494
			TOTAL FOREIGN GOVERNMENT BONDS			106,716,478

MORTGAGE BACKED - 22.1%
	2,972,992		Federal Home Loan Mortgage Corp (FHLMC)	4.000	10/15/23	3,220,746
	7,405,000		FHLMC	4.000	11/15/39	7,980,124
	1,293,393		FHLMC	4.000	03/15/44	1,380,049
	2,361		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	2,368
	200		FGLMC	7.500	05/01/16	202
	88		FGLMC	7.500	06/01/16	88
	295,470		FGLMC	4.500	01/01/19	311,176
	92,690		FGLMC	4.500	01/01/20	97,349
	166,941		FGLMC	5.000	05/01/20	176,788
	38,408		FGLMC	4.500	07/01/20	41,131
	8,115		FGLMC	7.000	10/01/20	8,677
	462,608		FGLMC	4.500	06/01/21	488,038
	822,596		FGLMC	4.500	06/01/21	867,978
	352,881		FGLMC	4.000	07/01/24	375,450
	113,356		FGLMC	4.500	09/01/24	122,211
	256		FGLMC	6.500	10/01/28	294
	9,725		FGLMC	6.500	01/01/29	11,143
	2,458		FGLMC	6.500	03/01/29	2,909
	30,550		FGLMC	6.500	07/01/29	35,007
	8,000,000	h	FGLMC	3.000	04/15/30	8,375,000
	9,000,000	h	FGLMC	3.500	04/15/30	9,555,950
	1,502		FGLMC	8.000	01/01/31	1,754
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,347		FGLMC	6.500%	09/01/31	$15,539
37,163		FGLMC	8.000	09/01/31	44,109
211,523		FGLMC	7.000	12/01/31	252,519
211,643		FGLMC	4.500	07/01/33	231,318
261,841		FGLMC	5.500	09/01/33	296,573
271,117		FGLMC	5.500	09/01/33	307,326
663,697		FGLMC	5.000	09/01/33	744,665
389,360		FGLMC	5.500	10/01/33	441,375
568,263		FGLMC	5.500	12/01/33	642,041
1,264,441		FGLMC	7.000	12/01/33	1,516,578
311,970		FGLMC	5.000	01/01/34	347,201
493,942		FGLMC	4.500	04/01/35	540,769
448,296		FGLMC	7.000	05/01/35	544,819
86,067		FGLMC	5.000	02/01/36	95,609
8,654		FGLMC	6.500	05/01/36	9,916
395,858		FGLMC	5.000	04/01/38	442,813
361,798		FGLMC	5.000	07/01/39	400,938
3,243,178		FGLMC	4.500	11/01/40	3,626,805
3,666,165		FGLMC	4.500	12/01/40	4,088,646
4,938,192		FGLMC	3.500	01/01/41	5,184,721
3,868,940		FGLMC	3.500	04/01/44	4,091,840
5,733,153		FGLMC	4.000	08/01/44	6,229,651
4,874,137		FGLMC	4.000	09/01/44	5,314,321
281,789		FGLMC	4.500	11/01/44	315,145
358,538		FGLMC	4.500	11/01/44	400,951
145,750		FGLMC	4.500	12/01/44	163,011
224,332		FGLMC	4.500	12/01/44	250,893
7,000,000	h	FGLMC	4.000	04/15/45	7,477,968
20,000,000	h	FGLMC	3.000	04/15/45	20,406,250
25,000,000	h	FGLMC	3.500	04/15/45	26,208,250
14,000,000	h	FGLMC	3.000	05/15/45	14,251,289
4,000,000	h	FGLMC	4.000	05/15/45	4,266,249
2,206		Federal National Mortgage Association (FNMA)	6.500	10/01/16	2,252
27,336		FNMA	6.500	11/01/16	28,050
15,984		FNMA	6.500	04/01/17	16,636
263,687		FNMA	5.500	04/01/18	277,101
348,816		FNMA	5.000	11/01/18	369,854
46,854		FNMA	4.500	11/01/20	49,241
79,171		FNMA	5.500	08/01/21	86,312
80,043		FNMA	4.500	06/01/23	85,817
215,583		FNMA	5.000	07/01/23	234,288
77,943		FNMA	4.000	05/01/24	82,487
768		FNMA	8.000	07/01/24	928
98,521		FNMA	4.500	08/01/24	106,203
855,881		FNMA	4.000	09/01/24	906,062
586		FNMA	7.500	01/01/29	686
1,309		FNMA	6.500	04/01/29	1,502
10,987		FNMA	7.500	07/01/29	11,371
5,000,000	h	FNMA	2.500	04/25/30	5,134,082
18,000,000	h	FNMA	2.500	05/25/30	18,445,753
7,000,000	h	FNMA	3.000	04/25/30	7,336,601
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$551		FNMA	7.500%	02/01/31	$578
2,693		FNMA	7.500	03/01/31	3,181
759		FNMA	7.500	05/01/31	759
1,124		FNMA	6.500	09/01/31	1,291
12,991		FNMA	6.500	11/01/31	15,558
226,691		FNMA	6.500	07/01/32	266,292
115,794		FNMA	4.500	03/25/33	119,173
5,799,947		FNMA	5.000	10/01/33	6,504,570
2,424,288		FNMA	5.500	03/01/34	2,746,411
120,199		FNMA	3.500	03/25/34	125,439
45,236		FNMA	6.000	11/01/34	51,571
10,956,854		FNMA	3.000	01/01/35	11,358,078
10,320		FNMA	7.500	06/01/35	11,209
39,565		FNMA	5.000	11/01/35	43,736
158,342		FNMA	5.000	02/01/36	172,751
974,839		FNMA	5.500	08/01/37	1,103,862
1,813,137		FNMA	5.500	09/01/37	2,040,267
256,612		FNMA	6.000	09/01/37	297,394
1,893,370		FNMA	5.500	04/01/38	2,130,864
1,450,667		FNMA	5.500	06/01/38	1,632,390
975,899		FNMA	5.500	11/01/38	1,131,049
3,424,442		FNMA	4.000	02/01/39	3,664,609
57,767	h	FNMA	4.500	04/01/39	63,499
150,508		FNMA	4.000	07/01/39	164,199
1,025,617		FNMA	5.500	08/01/39	1,171,177
505,842		FNMA	4.500	10/01/39	552,840
531,619		FNMA	5.500	11/01/39	598,214
95,879	h	FNMA	4.500	02/01/40	105,889
2,824,634		FNMA	4.500	03/01/40	3,113,730
545,904		FNMA	4.500	06/01/40	597,225
816,382		FNMA	5.000	08/01/40	908,675
2,290,000		FNMA	4.000	08/25/40	2,456,741
1,774,251		FNMA	5.000	09/01/40	1,974,111
792,572		FNMA	4.500	10/01/40	872,517
36,214		FNMA	6.000	10/01/40	41,348
202,178	h	FNMA	4.500	11/01/40	223,285
1,706,348		FNMA	4.500	11/01/40	1,882,800
399,268	h	FNMA	4.500	01/01/41	443,488
312,652	h	FNMA	4.500	02/01/41	345,473
1,905,837		FNMA	5.000	05/01/41	2,124,938
325,787	h	FNMA	4.500	06/01/41	361,872
353,461	h	FNMA	4.500	06/01/41	390,350
345,730	h	FNMA	4.500	12/01/41	381,949
11,082,082		FNMA	5.500	12/01/41	12,740,759
357,701	h	FNMA	4.500	01/01/42	395,123
1,685,661		FNMA	3.500	02/01/42	1,780,386
305,232	h	FNMA	4.500	03/01/42	339,128
387,759	h	FNMA	4.500	04/01/42	428,429
1,916,598		FNMA	4.500	04/01/42	2,099,468
428,247	h	FNMA	4.500	06/01/42	473,407
5,227,502		FNMA	3.500	07/01/42	5,497,582
334,053	h	FNMA	4.500	07/01/42	371,147
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$42,455		FNMA	3.000%	10/01/42	$43,522
42,868		FNMA	3.000	10/01/42	43,945
373,479		FNMA	3.000	10/01/42	382,868
110,431		FNMA	3.000	11/01/42	113,197
7,559		FNMA	3.000	12/01/42	7,749
63,621		FNMA	3.000	12/01/42	65,116
2,323,210		FNMA	3.000	01/01/43	2,380,170
5,081,171		FNMA	3.000	01/01/43	5,208,325
27,814		FNMA	3.000	02/01/43	28,510
121,499		FNMA	3.000	02/01/43	124,469
3,000,891		FNMA	3.000	02/01/43	3,076,015
6,369,175		FNMA	3.000	02/01/43	6,528,351
575,797		FNMA	3.500	02/01/43	611,000
26,533		FNMA	3.000	03/01/43	27,185
30,066		FNMA	3.000	03/01/43	30,801
49,885		FNMA	3.000	03/01/43	51,101
144,175		FNMA	3.000	03/01/43	147,701
2,892		FNMA	3.000	04/01/43	2,963
10,883		FNMA	3.000	04/01/43	11,146
14,209		FNMA	3.000	04/01/43	14,558
30,130		FNMA	3.000	04/01/43	30,887
32,606		FNMA	3.000	04/01/43	33,425
38,349		FNMA	3.000	04/01/43	39,294
42,392		FNMA	3.000	04/01/43	43,422
63,601		FNMA	3.000	04/01/43	65,156
68,859		FNMA	3.000	04/01/43	70,543
1,991,784		FNMA	3.000	05/01/43	2,040,639
92,078		FNMA	3.500	05/01/43	97,696
154,470		FNMA	3.500	05/01/43	163,903
75,077		FNMA	3.500	06/01/43	79,665
93,065		FNMA	3.500	06/01/43	98,752
154,739		FNMA	3.500	06/01/43	164,187
194,180		FNMA	3.500	06/01/43	206,053
197,973		FNMA	3.500	06/01/43	210,078
406,916		FNMA	3.500	06/01/43	431,796
256,654		FNMA	3.500	07/01/43	272,346
537,397		FNMA	3.500	07/01/43	570,243
5,617,869		FNMA	4.000	11/01/43	6,127,961
2,711,124		FNMA	4.000	04/01/44	2,958,504
193,200		FNMA	4.500	05/01/44	216,372
917,285		FNMA	4.000	06/01/44	1,000,768
1,093,450		FNMA	4.000	06/01/44	1,193,266
2,229,012		FNMA	4.500	06/01/44	2,496,581
3,916,479		FNMA	4.500	06/01/44	4,386,247
7,610,694		FNMA	4.500	06/01/44	8,523,575
304,784		FNMA	4.000	07/01/44	332,538
975,055		FNMA	4.000	07/01/44	1,063,787
1,395,549		FNMA	4.000	07/01/44	1,517,787
420,946	h	FNMA	4.000	08/01/44	459,292
1,488,211		FNMA	4.000	08/01/44	1,623,654
1,849,065	h	FNMA	4.000	08/01/44	2,017,420
3,114,758	h	FNMA	4.000	08/01/44	3,398,302
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,631,240		FNMA	4.500%	08/01/44	$5,186,785
237,460		FNMA	4.000	09/01/44	259,102
292,253	h	FNMA	4.000	09/01/44	318,866
1,154,926		FNMA	4.000	10/01/44	1,260,108
6,013,863		FNMA	4.500	10/01/44	6,735,675
4,834,028		FNMA	4.500	11/01/44	5,413,551
1,302,426		FNMA	4.000	12/01/44	1,416,506
1,641,065		FNMA	4.000	12/01/44	1,784,802
992,504		FNMA	4.500	12/01/44	1,111,631
1,032,773		FNMA	4.000	01/01/45	1,126,949
9,960,057		FNMA	4.000	01/01/45	10,869,330
402,955	h	FNMA	3.500	03/01/45	426,516
661,778	h	FNMA	3.500	03/01/45	700,472
14,000,000	h	FNMA	3.000	04/25/45	14,315,000
8,000,000	h	FNMA	3.500	04/25/45	8,404,687
18,000,000	h	FNMA	4.000	04/25/45	19,246,993
14,000,000	h	FNMA	5.000	04/25/45	15,568,000
8,000,000	h	FNMA	3.000	05/25/45	8,160,625
35,000,000	h	FNMA	3.500	05/25/45	36,681,641
14,000,000	h	FNMA	4.000	05/25/45	14,945,821
22,000,000	h	FNMA	4.500	05/25/45	23,942,019
12,000,000	h	FNMA	5.000	05/25/45	13,326,188
11,000,000	h	FNMA	3.500	06/25/45	11,501,445
9,000,000	h	FNMA	4.000	06/25/45	9,591,153
4,000,000	h	FNMA	4.500	06/25/45	4,345,282
125		Government National Mortgage Association (GNMA)	7.000	01/15/28	144
1,701		GNMA	7.000	02/15/28	1,750
598		GNMA	7.000	06/15/28	618
1,153		GNMA	7.000	06/15/28	1,290
2,753		GNMA	6.500	09/15/28	3,153
6,441		GNMA	6.500	09/15/28	7,375
8,941		GNMA	6.500	11/15/28	10,283
3,099		GNMA	7.500	11/15/28	3,549
570		GNMA	8.500	07/15/30	576
17,447		GNMA	8.500	10/15/30	18,784
10,201		GNMA	8.500	10/20/30	12,643
1,176		GNMA	8.500	12/15/30	1,512
2,031		GNMA	7.000	06/20/31	2,491
1,948		GNMA	6.500	07/15/31	2,231
4,003		GNMA	7.000	07/15/31	4,540
6,352		GNMA	7.000	07/15/31	6,893
702		GNMA	6.500	03/15/33	818
124,466		GNMA	5.500	07/15/33	140,490
445,535		GNMA	5.500	09/15/33	512,435
131,717		GNMA	5.500	02/20/35	149,356
777,040		GNMA	5.500	05/20/35	880,473
252,922		GNMA	5.500	02/20/36	286,805
40,888		GNMA	6.000	10/20/36	46,892
42,885		GNMA	6.000	01/20/37	49,162
145,108		GNMA	6.000	02/20/37	166,299
44,938		GNMA	5.500	07/15/38	50,783
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$288,733		GNMA	5.500%	07/20/38	$324,018
111,515		GNMA	6.000	08/20/38	126,475
134,266		GNMA	6.500	11/20/38	154,653
929,498		GNMA	5.000	06/15/39	1,054,152
1,572,872		GNMA	4.500	09/20/39	1,763,539
1,889,105		GNMA	3.500	07/15/43	2,011,874
1,048,278		GNMA	3.500	02/15/45	1,117,118
3,000,000	h	GNMA	3.000	04/15/45	3,087,656
15,000,000	h	GNMA	3.000	04/20/45	15,450,000
26,000,000	h	GNMA	3.500	04/20/45	27,360,939
15,000,000	h	GNMA	4.000	04/20/45	15,986,718
3,000,000	h	GNMA	5.000	04/20/45	3,280,664
23,000,000	h	GNMA	3.500	05/20/45	24,141,017
6,000,000	h	GNMA	4.000	05/20/45	6,386,835
		TOTAL MORTGAGE BACKED			633,779,518

MUNICIPAL BONDS - 2.4%
225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	227,828
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,481,833
21,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	21,130,200
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,980,970
3,000,000		State of Illinois	4.833	02/01/17	3,164,850
12,000,000		State of Illinois	4.350	06/01/18	12,538,080
1,845,000		State of Illinois	4.700	01/01/21	1,983,135
2,560,000		State of Illinois	3.860	04/01/21	2,633,190
3,030,000		State of Illinois	4.110	04/01/22	3,046,544
2,195,000		State of Illinois	4.310	04/01/23	2,256,482
3,470,000		State of Illinois	4.760	04/01/26	3,608,488
1,763,000		State Public School Building Authority	5.000	09/15/27	1,937,273
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,253,612
		TOTAL MUNICIPAL BONDS			69,242,485

U.S. TREASURY SECURITIES - 6.0%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,494,200
20,720,000		United States Treasury Bond	5.375	02/15/31	29,414,298
5,000,000		United States Treasury Bond	4.500	02/15/36	6,812,500
2,250,000		United States Treasury Bond	4.750	02/15/37	3,169,161
8,000,000		United States Treasury Bond	4.375	02/15/38	10,721,872
6,685,000		United States Treasury Bond	2.875	05/15/43	7,127,360
27,500,000		United States Treasury Bond	3.000	11/15/44	30,136,122
2,565,000		United States Treasury Note	0.875	01/31/18	2,567,003
1,138,000		United States Treasury Note	1.000	03/15/18	1,142,001
23,758,700		United States Treasury Note	1.500	08/31/18	24,120,640
3,279,000		United States Treasury Note	1.375	02/29/20	3,280,023
310,000		United States Treasury Note	2.125	01/31/21	319,881
2,415,000		United States Treasury Note	2.000	05/31/21	2,469,526
280,000		United States Treasury Note	2.000	08/31/21	285,885
24,500,000		United States Treasury Note	1.750	02/28/22	24,570,830
21,148,000		United States Treasury Note	2.000	02/15/25	21,281,825
		TOTAL U.S. TREASURY SECURITIES			170,913,127

		TOTAL GOVERNMENT BONDS			999,677,893
		(Cost $985,111,275)
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 19.5%

ASSET BACKED - 9.7%
$461,529	i	ACE Securities Corp Home Equity Loan Trust	0.664%	08/25/35	$454,677
		Series - 2005 HE5 (Class M2)
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,478,475
		Series - 2010 2 (Class B)
2,790,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	2,820,425
		Series - 2011 5 (Class C)
3,000,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	3,007,059
		Series - 2012 4 (Class B)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,877,562
		Series - 2013 1 (Class C)
1,845,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	1,844,913
		Series - 2013 2 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,462,987	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,455,518
		Series - 2005 HE7 (Class M2)
4,440,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,560,102
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,679,858
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,045,668
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,764,720
		Series - 2012 3A (Class B)
236,226	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	234,070
		Series - 2005 SD3 (Class 2A1)
5,153,000		Capital Auto Receivables Asset Trust	0.790	06/20/17	5,155,025
		Series - 2013 1 (Class A3)
11,528,323	g	Capital Automotive REIT	4.700	07/15/42	11,910,752
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,069,342
		Series - 2014 1A (Class A)
2,996,298	g,i	CBRE Realty Finance	0.554	04/07/52	1,138,593
		Series - 2007 1A (Class A2)
3,821,012	i,m	CCR, Inc	0.620	07/10/17	3,727,798
		Series - 2010 CX (Class C)
246,066	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	245,333
		Series - 2002 1 (Class AF6)
10,800,000	g	DB Master Finance LLC	3.262	02/20/45	10,903,205
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	7,273,805
		Series - 2011 LC1A (Class C)
28,523,700	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	29,655,292
		Series - 2012 1A (Class A2)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,922,795
		Series - 2012 C (Class D)
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,000,000		Ford Credit Auto Owner Trust	1.860%	08/15/19	$9,080,442
		Series - 2013 A (Class D)
6,700,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	6,830,570
		Series - 2010 1A (Class A2)
10,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	10,000,170
		Series - 2013 1A (Class A1)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,996,375
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,110,040
		Series - 2011 1A (Class B2)
1,030,782	i	Lehman XS Trust	0.424	02/25/36	979,029
		Series - 2006 1 (Class 1A1)
2,377,571	i	Lehman XS Trust	6.500	06/25/46	1,858,038
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.980	05/18/16	1,005,200
		Series - 2013 144A (Class )
1,246,961	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,251,112
		Series - 2014 AA (Class B)
179,070	i	Park Place Securities, Inc	1.119	09/25/34	179,421
		Series - 2004 WHQ1 (Class M1)
1,349,472	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.694	01/25/36	1,342,568
		Series - 2005 WCH1 (Class M2)
41,707	i	Residential Asset Securities Corp	6.489	10/25/30	42,060
		Series - 2001 KS2 (Class AI6)
94,889	i	Residential Asset Securities Corp	0.819	04/25/35	94,934
		Series - 2005 KS3 (Class M3)
173,804		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	174,400
		Series - 2006 HI5 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	192,159
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.020	05/05/17	2,973,300
		Series - 2013 144A (Class )
5,525,000		Santander Drive Auto Receivables Trust	4.740	09/15/17	5,690,170
		Series - 2011 4 (Class D)
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,277,641
		Series - 2012 2 (Class D)
3,425,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	3,435,970
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	999,802
		Series - 2013 2013-1 (Class D)
445,197	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	439,114
		Series - 2006 OP1 (Class A2C)
618,588	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	630,527
		Series - 2011 1A (Class A)
563,797	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	575,248
		Series - 2011 2A (Class B)
986,192	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,001,323
		Series - 2012 2A (Class B)
6,087,247	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	6,079,400
		Series - 2013 1A (Class A)
1,473,755	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,477,243
		Series - 2013 1A (Class B)
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$15,000,000	g	Sierra Receivables Funding Co LLC	3.050%	03/22/32	$14,999,753
		Series - 2015 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,041,269
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,559,375
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,614,891
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,474,357
		Series - 2012 A (Class A2)
2,918,189	g	SolarCity LMC	4.800	11/20/38	3,096,321
		Series - 2013 1 (Class A)
2,248,212	g	SolarCity LMC	4.020	07/20/44	2,291,762
		Series - 2014 2 (Class A)
262,173	i	Soundview Home Equity Loan Trust	0.474	11/25/35	260,482
		Series - 2005 OPT3 (Class A4)
12,004,505	g	SpringCastle America Funding LLC	2.700	05/25/23	12,034,589
		Series - 2014 AA (Class A)
1,703,108	g,i	Structured Asset Securities Corp	0.394	10/25/36	1,686,276
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.770	01/09/17	5,915,420
		Series - 2013 IV B (Class )
184,458	g,i	Wachovia Loan Trust	0.534	05/25/35	178,937
		Series - 2005 SD1 (Class A)
117,949	i	Wells Fargo Home Equity Trust	0.314	07/25/36	117,474
		Series - 2006 2 (Class A3)
3,779,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	3,804,924
		Series - 2010 A (Class A)
1,389,000		World Financial Network Credit Card Master Trust	3.140	01/17/23	1,457,555
		Series - 2012 A (Class A)
		TOTAL ASSET BACKED			278,474,629

OTHER MORTGAGE BACKED - 9.8%
4,134,334	g	7 WTC Depositor LLC Trust	4.082	03/13/31	4,243,228
		Series - 2012 7WTC (Class A)
2,513,264	i	American Home Mortgage Investment Trust	1.858	10/25/34	2,471,709
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.762	05/10/45	794,697
		Series - 2006 2 (Class C)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	524,709
		Series - 2007 1 (Class AM)
2,750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	2,505,572
		Series - 2007 4 (Class E)
9,826,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	10,616,561
		Series - 2007 T28 (Class AJ)
2,703,247	i	CHL Mortgage Pass-Through Trust	2.467	02/20/35	2,662,179
		Series - 2004 HYB9 (Class 1A1)
401,686	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	413,531
		Series - 2007 C6 (Class ASB)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	13,275,045
		Series - 2007 C3 (Class AJ)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%	05/15/46	$10,377,662
		Series - 2007 C3 (Class AM)
320,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	342,235
		Series - 2007 C2 (Class AMFX)
7,800,000	i	Commercial Mortgage Trust	5.238	04/10/37	7,849,280
		Series - 2005 GG5 (Class AJ)
287,245		Countrywide Alternative Loan Trust	5.500	08/25/16	293,501
		Series - 2004 30CB (Class 1A15)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,573,491
		Series - 2006 C5 (Class AM)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,108,200
		Series - 2005 C3 (Class AJ)
710,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	715,424
		Series - 2005 C5 (Class AM)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,714,789
		Series - 2005 C5 (Class C)
1,240,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	1,263,420
		Series - 2005 C6 (Class AJ)
19,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	20,636,088
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	844,643
		Series - 2009 RR1 (Class A3C)
2,535,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	2,664,090
		Series - 2007 C1 (Class AM)
756,761	i	Harborview Mortgage Loan Trust	0.398	07/19/47	631,088
		Series - 2007 4 (Class 2A1)
492,068	i	Impac CMB Trust	0.834	03/25/35	449,168
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	767,985
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	7,742,244
		Series - 2011 C3 (Class D)
1,992,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	2,176,029
		Series - 2011 C3 (Class E)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,211,202
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,349,409
		Series - 2006 C4 (Class B)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,022,458
		Series - 2007 C1 (Class C)
4,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,421,448
		Series - 2007 C1 (Class D)
1,075,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,163,548
		Series - 2007 C6 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	4,899,463
		Series - 2005 C5 (Class AJ)
580,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	636,932
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	8,153,290
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	5.877	08/12/41	1,861,568
		Series - 2006 T23 (Class B)
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,025,387	i	Morgan Stanley Capital I Trust	5.389%	11/12/41	$6,217,042
		Series - 2006 HQ10 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,500,060
		Series - 2005 HQ6 (Class F)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,561,302
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,884,764
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,305,521
		Series - 2006 HQ9 (Class C)
3,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	3,469,063
		Series - 2007 IQ15 (Class AJ)
282,726		Residential Accredit Loans, Inc	4.350	03/25/34	286,064
		Series - 2004 QS4 (Class A1)
736,945	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	746,452
		Series - 2012 1A (Class A)
406,270	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	407,526
		Series - 0 2A (Class A)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.374	09/25/24	2,362,914
		Series - 2014 HQ2 (Class M2)
987,794	i	Structured Agency Credit Risk Debt Note (STACR)	1.424	01/25/25	989,807
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	1,267,831
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373	03/25/25	9,011,250
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.973	03/25/25	1,743,437
		Series - 2015 HQ1 (Class M3)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	5,589,176
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	23,579,283
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	249,222
		Series - 2007 C34 (Class AM)
17,750,038	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	18,709,552
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,752,551
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.668	04/15/47	1,699,180
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	23,651,914
		Series - 2007 C32 (Class AMFX)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	23,950,251
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,859,097
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,741,096
		Series - 2007 C33 (Class AM)
1,304,846	i	WaMu Mortgage Pass-Through Certificates	0.524	12/25/45	1,197,271
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			282,107,512
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
		TOTAL STRUCTURED ASSETS			$560,582,141
		(Cost $555,318,455)

		TOTAL BONDS			2,708,850,888
		(Cost $2,652,206,329)

SHORT-TERM INVESTMENTS - 17.0%
GOVERNMENT AGENCY DEBT - 4.1%
$27,000,000		Federal Home Loan Bank (FHLB)	0.040%	04/10/15	26,999,730
37,000,000	d	FHLB	0.060	04/20/15	36,999,223
5,000,000	d	FHLB	0.085	04/29/15	4,999,845
24,000,000	d	FHLB	0.050	05/08/15	23,998,968
25,000,000	d	FHLB	0.068	06/03/15	24,997,325
		TOTAL GOVERNMENT AGENCY DEBT			117,995,091

TREASURY DEBT - 12.9%
4,600,000	d	United States Treasury Bill	0.087	04/02/15	4,600,000
1,400,000		United States Treasury Bill	0.050	04/23/15	1,399,985
11,900,000	d	United States Treasury Bill	0.078-0.090	04/30/15	11,899,619
1,100,000	d	United States Treasury Bill	0.093	05/28/15	1,099,939
9,000,000	d	United States Treasury Bill	0.096-0.130	06/25/15	8,999,730
50,400,000	d	United States Treasury Bill	0.073-0.086	07/23/15	50,393,297
19,000,000		United States Treasury Bill	0.065	08/06/15	18,995,972
25,000,000	d	United States Treasury Bill	0.067	08/13/15	24,995,125
46,500,000	d	United States Treasury Bill	0.091-0.106	08/20/15	46,488,143
70,000,000	d	United States Treasury Bill	0.065-0.082	08/27/15	69,977,670
23,000,000	d	United States Treasury Bill	0.086	09/17/15	22,988,937
26,000,000		United States Treasury Bill	0.091	10/15/15	25,981,514
82,000,000	d	United States Treasury Bill	0.093-0.130	11/12/15	81,919,312
		TOTAL TREASURY DEBT			369,739,243

		TOTAL SHORT-TERM INVESTMENTS			487,734,334
		(Cost $487,750,625)

		TOTAL INVESTMENTS - 113.1%			3,243,078,900
		(Cost $3,186,283,003)
		OTHER ASSETS & LIABILITIES, NET - (13.1)%			(376,254,729)
		NET ASSETS - 100.0%			$2,866,824,171

Abbreviation(s):
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $524,632,324 or 18.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
30

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 24.1%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$55,199
200,000	BorgWarner, Inc	3.375	03/15/25	205,858
200,000	BorgWarner, Inc	4.375	03/15/45	207,686
500,000	Delphi Corp	5.000	02/15/23	536,250
100,000	Delphi Corp	4.150	03/15/24	106,307
500,000	Ford Motor Co	7.450	07/16/31	690,346
650,000	Ford Motor Co	4.750	01/15/43	710,773
300,000	Honeywell International, Inc	5.300	03/01/18	334,991
400,000	Honeywell International, Inc	5.000	02/15/19	450,462
500,000	Honeywell International, Inc	3.350	12/01/23	528,115
282,000	Honeywell International, Inc	5.700	03/15/37	366,857
150,000	Johnson Controls, Inc	2.600	12/01/16	153,682
300,000	Johnson Controls, Inc	1.400	11/02/17	299,046
160,000	Johnson Controls, Inc	4.250	03/01/21	173,757
300,000	Johnson Controls, Inc	3.625	07/02/24	310,858
270,000	Johnson Controls, Inc	6.000	01/15/36	333,367
325,000	Johnson Controls, Inc	4.625	07/02/44	348,609
100,000	Johnson Controls, Inc	4.950	07/02/64	107,232
300,000	Magna International, Inc	3.625	06/15/24	305,647
	TOTAL AUTOMOBILES & COMPONENTS			6,225,042

BANKS - 3.1%
200,000	Associated Banc-Corp	2.750	11/15/19	202,547
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	501,986
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	253,420
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	751,438
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	498,061
500,000	Banco do Brasil S.A.	3.875	01/23/17	506,250
200,000	Banco do Brasil S.A.	3.875	10/10/22	184,700
200,000	Bancolombia S.A.	5.950	06/03/21	220,940
45,000	Bank of America Corp	3.700	09/01/15	45,535
300,000	Bank of America Corp	1.250	01/11/16	300,576
550,000	Bank of America Corp	3.625	03/17/16	563,493
1,200,000	Bank of America Corp	6.500	08/01/16	1,280,570
300,000	Bank of America Corp	1.350	11/21/16	299,968
585,000	Bank of America Corp	5.300	03/15/17	624,684
500,000	Bank of America Corp	5.420	03/15/17	534,310
1,000,000	Bank of America Corp	3.875	03/22/17	1,045,982
3,000,000	Bank of America Corp	1.700	08/25/17	3,011,049
590,000	Bank of America Corp	5.750	12/01/17	649,080
900,000	Bank of America Corp	2.000	01/11/18	906,664
2,525,000	Bank of America Corp	2.600	01/15/19	2,569,925
31

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Bank of America Corp	2.650%	04/01/19	$764,200
2,300,000	Bank of America Corp	5.875	01/05/21	2,688,274
500,000	Bank of America Corp	5.700	01/24/22	584,656
2,225,000	Bank of America Corp	3.300	01/11/23	2,254,012
2,000,000	Bank of America Corp	4.125	01/22/24	2,141,672
750,000	Bank of America Corp	4.000	04/01/24	798,088
1,475,000	Bank of America Corp	4.200	08/26/24	1,525,985
750,000	Bank of America Corp	4.000	01/22/25	759,733
400,000	Bank of America Corp	4.250	10/22/26	412,937
1,500,000	Bank of America Corp	5.000	01/21/44	1,721,929
500,000	Bank of America Corp	4.875	04/01/44	562,829
1,000,000	Bank of America NA	1.125	11/14/16	1,000,919
500,000	Bank of America NA	1.250	02/14/17	500,902
500,000	Bank of America NA	1.650	03/26/18	501,169
500,000	Bank of Montreal	1.300	07/15/16	503,532
450,000	Bank of Montreal	2.500	01/11/17	462,618
200,000	Bank of Montreal	1.400	09/11/17	200,826
400,000	Bank of Montreal	1.450	04/09/18	399,658
300,000	Bank of Montreal	2.375	01/25/19	307,030
400,000	Bank of Montreal	2.550	11/06/22	397,830
750,000	Bank of Nova Scotia	1.375	07/15/16	756,346
300,000	Bank of Nova Scotia	1.100	12/13/16	301,011
150,000	Bank of Nova Scotia	2.550	01/12/17	153,988
500,000	Bank of Nova Scotia	1.250	04/11/17	501,320
300,000	Bank of Nova Scotia	1.300	07/21/17	300,429
400,000	Bank of Nova Scotia	1.375	12/18/17	400,188
350,000	Bank of Nova Scotia	1.450	04/25/18	348,969
500,000	Bank of Nova Scotia	2.050	10/30/18	506,825
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,016,026
200,000	Bank of Nova Scotia	4.375	01/13/21	221,592
300,000	Bank of Nova Scotia	2.800	07/21/21	306,461
300,000	Barclays plc	2.000	03/16/18	301,624
425,000	Barclays plc	3.650	03/16/25	426,297
100,000	BB&T Corp	3.200	03/15/16	102,099
200,000	BB&T Corp	2.150	03/22/17	203,612
70,000	BB&T Corp	4.900	06/30/17	75,137
150,000	BB&T Corp	1.600	08/15/17	150,933
200,000	BB&T Corp	2.050	06/19/18	202,723
500,000	BB&T Corp	2.250	02/01/19	507,268
400,000	BB&T Corp	6.850	04/30/19	475,266
200,000	BB&T Corp	3.950	03/22/22	214,442
300,000	BPCE S.A.	1.700	04/25/16	302,286
500,000	BPCE S.A.	1.625	02/10/17	504,064
300,000	BPCE S.A.	1.625	01/26/18	299,591
250,000	BPCE S.A.	2.500	12/10/18	255,936
300,000	BPCE S.A.	2.500	07/15/19	305,554
500,000	BPCE S.A.	2.250	01/27/20	502,534
500,000	BPCE S.A.	4.000	04/15/24	534,036
200,000	Branch Banking & Trust Co	1.450	10/03/16	202,389
300,000	Branch Banking & Trust Co	1.050	12/01/16	300,157
200,000	Branch Banking & Trust Co	1.000	04/03/17	199,778
500,000	Branch Banking & Trust Co	1.350	10/01/17	501,206
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Branch Banking & Trust Co	2.850%	04/01/21	$310,196
500,000	Branch Banking & Trust Co	3.800	10/30/26	526,459
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	301,200
125,000	Capital One Bank USA NA	1.150	11/21/16	124,967
300,000	Capital One Bank USA NA	1.200	02/13/17	299,194
300,000	Capital One Bank USA NA	1.500	09/05/17	299,245
250,000	Capital One Bank USA NA	1.500	03/22/18	248,460
400,000	Capital One Bank USA NA	2.150	11/21/18	403,100
300,000	Capital One Bank USA NA	2.250	02/13/19	301,588
300,000	Capital One Bank USA NA	2.300	06/05/19	300,569
300,000	Capital One Bank USA NA	2.400	09/05/19	301,208
500,000	Capital One Bank USA NA	2.950	07/23/21	507,112
972,000	Capital One Bank USA NA	3.375	02/15/23	984,439
300,000	Capital One NA	1.650	02/05/18	298,850
500,000	Citigroup, Inc	1.300	04/01/16	501,709
500,000	Citigroup, Inc	1.300	11/15/16	500,737
200,000	Citigroup, Inc	4.450	01/10/17	210,761
500,000	Citigroup, Inc	1.350	03/10/17	499,080
500,000	Citigroup, Inc	1.550	08/14/17	500,378
11,000	Citigroup, Inc	6.000	08/15/17	12,097
500,000	Citigroup, Inc	1.850	11/24/17	503,444
500,000	Citigroup, Inc	1.800	02/05/18	500,970
750,000	Citigroup, Inc	1.750	05/01/18	748,567
300,000	Citigroup, Inc	2.500	09/26/18	305,826
500,000	Citigroup, Inc	2.550	04/08/19	509,726
500,000	Citigroup, Inc	2.500	07/29/19	507,129
350,000	Citigroup, Inc	2.400	02/18/20	351,249
684,000	Citigroup, Inc	5.375	08/09/20	781,489
2,700,000	Citigroup, Inc	4.500	01/14/22	2,980,859
1,675,000	Citigroup, Inc	4.050	07/30/22	1,757,206
870,000	Citigroup, Inc	3.375	03/01/23	891,601
2,600,000	Citigroup, Inc	3.500	05/15/23	2,592,801
1,000,000	Citigroup, Inc	3.875	10/25/23	1,055,570
750,000	Citigroup, Inc	3.750	06/16/24	785,702
500,000	Citigroup, Inc	4.000	08/05/24	513,346
750,000	Citigroup, Inc	3.875	03/26/25	754,054
400,000	Citigroup, Inc	5.500	09/13/25	453,356
1,100,000	Citigroup, Inc	4.300	11/20/26	1,137,720
200,000	Citigroup, Inc	5.875	01/30/42	255,196
225,000	Citigroup, Inc	6.675	09/13/43	300,059
800,000	Citigroup, Inc	4.950	11/07/43	924,582
375,000	Citigroup, Inc	5.300	05/06/44	421,559
250,000	Comerica Bank	5.750	11/21/16	267,965
50,000	Comerica Bank	5.200	08/22/17	54,284
200,000	Comerica, Inc	3.800	07/22/26	203,505
750,000	Commonwealth Bank of Australia	1.125	03/13/17	751,791
500,000	Commonwealth Bank of Australia	1.400	09/08/17	500,517
250,000	Commonwealth Bank of Australia	1.900	09/18/17	254,333
750,000	Commonwealth Bank of Australia	2.250	03/13/19	760,111
500,000	Commonwealth Bank of Australia	2.300	09/06/19	505,654
300,000	Compass Bank	1.850	09/29/17	302,124
300,000	Compass Bank	2.750	09/29/19	304,337
33

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	01/19/17	$416,824
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	277,146
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	508,590
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	505,066
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,614,280
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	388,201
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	459,448
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	497,200
200,000		Corpbanca S.A.	3.125	01/15/18	198,545
400,000		Deutsche Bank AG	1.400	02/13/17	400,280
300,000		Deutsche Bank AG	1.875	02/13/18	300,794
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,776,358
500,000		Deutsche Bank AG	3.700	05/30/24	512,517
500,000		Deutsche Bank AG	4.500	04/01/25	499,594
500,000	i	Deutsche Bank AG	4.296	05/24/28	493,130
400,000		Discover Bank	2.000	02/21/18	400,396
215,000		Discover Bank	7.000	04/15/20	255,232
300,000		Discover Bank	3.200	08/09/21	303,042
400,000		Discover Bank	4.200	08/08/23	423,074
200,000		Discover Bank	4.250	03/13/26	212,049
450,000		Fifth Third Bancorp	3.625	01/25/16	459,649
500,000		Fifth Third Bancorp	1.150	11/18/16	500,662
300,000		Fifth Third Bancorp	1.350	06/01/17	300,603
500,000		Fifth Third Bancorp	1.450	02/28/18	498,318
300,000		Fifth Third Bancorp	2.300	03/01/19	303,616
375,000		Fifth Third Bancorp	2.375	04/25/19	380,460
200,000		Fifth Third Bancorp	2.875	10/01/21	202,698
200,000		Fifth Third Bancorp	3.500	03/15/22	209,380
500,000		Fifth Third Bancorp	4.300	01/16/24	534,811
140,000		Fifth Third Bancorp	8.250	03/01/38	211,408
100,000		First Horizon National Corp	5.375	12/15/15	102,579
250,000		First Republic Bank	2.375	06/17/19	252,736
250,000		First Tennessee Bank NA	2.950	12/01/19	253,563
250,000		FirstMerit Bank NA	4.270	11/25/26	261,947
100,000		FirstMerit Corp	4.350	02/04/23	106,028
750,000		HSBC Bank USA NA	4.875	08/24/20	841,795
266,000		HSBC Bank USA NA	5.875	11/01/34	335,009
33,000		HSBC Bank USA NA	7.000	01/15/39	46,634
150,000		HSBC Holdings plc	4.875	01/14/22	169,216
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,416,618
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,966,916
550,000		HSBC Holdings plc	6.100	01/14/42	729,080
275,000		HSBC Holdings plc	5.250	03/14/44	313,157
300,000		HSBC USA, Inc	1.300	06/23/17	300,972
1,000,000		HSBC USA, Inc	1.625	01/16/18	1,000,692
750,000		HSBC USA, Inc	2.625	09/24/18	772,142
500,000		HSBC USA, Inc	2.250	06/23/19	503,975
750,000		HSBC USA, Inc	2.375	11/13/19	756,664
500,000		HSBC USA, Inc	2.350	03/05/20	502,965
500,000		HSBC USA, Inc	3.500	06/23/24	522,679
200,000		Huntington Bancshares, Inc	2.600	08/02/18	203,939
250,000		Huntington National Bank	1.350	08/02/16	251,335
34

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Huntington National Bank	1.300%	11/20/16	$200,171
300,000		Huntington National Bank	1.700	02/26/18	299,669
300,000		Huntington National Bank	2.200	04/01/19	301,718
300,000		Huntington National Bank	2.400	04/01/20	302,269
200,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	202,357
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	655,214
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	527,345
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	225,103
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,002,345
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,278,273
300,000		JPMorgan Chase & Co	3.150	07/05/16	307,757
1,000,000		JPMorgan Chase & Co	1.350	02/15/17	1,003,535
850,000		JPMorgan Chase & Co	2.000	08/15/17	862,043
335,000		JPMorgan Chase & Co	6.000	01/15/18	374,657
400,000		JPMorgan Chase & Co	1.800	01/25/18	402,958
500,000		JPMorgan Chase & Co	1.700	03/01/18	501,935
500,000		JPMorgan Chase & Co	1.625	05/15/18	498,278
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,016,391
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	1,002,721
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,753,749
180,000		JPMorgan Chase & Co	4.950	03/25/20	202,532
700,000		JPMorgan Chase & Co	4.400	07/22/20	768,766
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,984,697
750,000		JPMorgan Chase & Co	4.625	05/10/21	835,626
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,144,938
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,105,263
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,221,530
1,100,000		JPMorgan Chase & Co	3.200	01/25/23	1,118,303
750,000		JPMorgan Chase & Co	3.375	05/01/23	755,045
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,057,848
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,039,790
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,538,835
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,036,698
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,168,562
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,199,599
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	759,375
300,000		KeyBank NA	1.100	11/25/16	300,290
500,000		KeyBank NA	1.650	02/01/18	502,072
250,000		KeyBank NA	2.500	12/15/19	254,814
175,000		KeyBank NA	2.250	03/16/20	176,208
400,000		KeyCorp	2.300	12/13/18	406,430
150,000		KeyCorp	5.100	03/24/21	170,363
700,000		Lloyds Bank plc	4.200	03/28/17	739,692
500,000		Lloyds Bank plc	2.300	11/27/18	508,253
500,000		Lloyds Bank plc	2.350	09/05/19	506,172
300,000		Lloyds Bank plc	2.400	03/17/20	302,631
500,000		Lloyds Banking Group plc	4.500	11/04/24	519,344
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	300,687
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	300,810
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	200,115
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	304,675
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	304,227
35

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Manufacturers & Traders Trust Co	2.100%	02/06/20	$150,297
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	290,780
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	99,158
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	199,966
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	500,970
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	197,736
300,000		National Australia Bank Ltd	1.300	07/25/16	302,013
250,000		National Australia Bank Ltd	2.750	03/09/17	258,140
300,000		National Australia Bank Ltd	2.300	07/25/18	306,540
200,000		National Australia Bank Ltd	3.000	01/20/23	204,105
500,000		National Bank of Canada	1.450	11/07/17	498,024
350,000		Northern Trust Corp	2.375	08/02/22	347,333
500,000		Northern Trust Corp	3.950	10/30/25	537,140
300,000		People’s United Bank	4.000	07/15/24	307,796
100,000		People’s United Financial, Inc	3.650	12/06/22	101,895
200,000		PNC Bank NA	0.800	01/28/16	200,389
300,000		PNC Bank NA	1.300	10/03/16	301,773
400,000		PNC Bank NA	1.125	01/27/17	401,292
300,000		PNC Bank NA	1.500	10/18/17	302,368
300,000		PNC Bank NA	1.500	02/23/18	301,073
150,000		PNC Bank NA	2.200	01/28/19	151,927
800,000		PNC Bank NA	2.250	07/02/19	811,076
600,000		PNC Bank NA	2.400	10/18/19	611,480
750,000		PNC Bank NA	2.700	11/01/22	746,468
500,000		PNC Bank NA	2.950	01/30/23	501,742
300,000		PNC Bank NA	2.950	02/23/25	300,525
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	151,377
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	314,267
700,000		PNC Funding Corp	2.700	09/19/16	716,562
645,000		PNC Funding Corp	5.125	02/08/20	737,044
50,000		PNC Funding Corp	4.375	08/11/20	55,657
400,000		PNC Funding Corp	3.300	03/08/22	421,306
500,000		Rabobank Nederland NV	4.500	01/11/21	559,762
350,000		Rabobank Nederland NV	5.250	05/24/41	425,180
1,100,000		Regions Financial Corp	2.000	05/15/18	1,098,805
200,000		Royal Bank of Canada	0.625	12/04/15	200,110
750,000		Royal Bank of Canada	1.125	07/22/16	754,418
700,000		Royal Bank of Canada	1.450	09/09/16	707,461
1,000,000		Royal Bank of Canada	1.200	01/23/17	1,005,923
500,000		Royal Bank of Canada	1.200	09/19/17	500,157
500,000		Royal Bank of Canada	1.400	10/13/17	501,158
500,000		Royal Bank of Canada	2.200	07/27/18	510,695
500,000		Royal Bank of Canada	2.000	10/01/18	511,511
600,000		Royal Bank of Canada	2.150	03/15/19	608,822
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,018,299
750,000		Royal Bank of Canada	1.875	02/05/20	751,401
250,000		Royal Bank of Canada	2.150	03/06/20	251,725
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	499,206
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	289,380
750,000		Royal Bank of Scotland Group plc	6.125	01/11/21	894,984
500,000		Santander Bank NA	2.000	01/12/18	502,092
200,000		Santander Holdings USA, Inc	3.450	08/27/18	208,546
36

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Societe Generale S.A.	2.750%	10/12/17	$257,411
400,000	Societe Generale S.A.	2.625	10/01/18	410,440
250,000	Sovereign Bank	8.750	05/30/18	295,093
250,000	Sumitomo Mitsui Banking Corp	1.450	07/19/16	251,320
300,000	Sumitomo Mitsui Banking Corp	1.300	01/10/17	299,861
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	499,482
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	251,596
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	299,598
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	255,464
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	304,771
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	503,408
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	256,084
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	302,114
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	322,592
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	516,703
500,000	SunTrust Bank	1.350	02/15/17	501,500
300,000	SunTrust Bank	7.250	03/15/18	347,122
225,000	SunTrust Bank	2.750	05/01/23	223,559
100,000	SunTrust Banks, Inc	3.600	04/15/16	102,492
150,000	SunTrust Banks, Inc	3.500	01/20/17	156,132
100,000	SunTrust Banks, Inc	6.000	09/11/17	110,569
200,000	SunTrust Banks, Inc	2.350	11/01/18	203,108
50,000	SVB Financial Group	5.375	09/15/20	56,903
200,000	Svenska Handelsbanken AB	3.125	07/12/16	205,700
300,000	Svenska Handelsbanken AB	2.875	04/04/17	310,103
500,000	Svenska Handelsbanken AB	1.625	03/21/18	502,103
300,000	Svenska Handelsbanken AB	2.500	01/25/19	307,753
500,000	Svenska Handelsbanken AB	2.250	06/17/19	506,522
300,000	Toronto-Dominion Bank	2.500	07/14/16	306,816
300,000	Toronto-Dominion Bank	1.500	09/09/16	303,066
650,000	Toronto-Dominion Bank	2.375	10/19/16	666,434
500,000	Toronto-Dominion Bank	1.125	05/02/17	501,104
500,000	Toronto-Dominion Bank	1.625	03/13/18	503,740
400,000	Toronto-Dominion Bank	1.400	04/30/18	400,069
600,000	Toronto-Dominion Bank	2.625	09/10/18	619,788
500,000	Toronto-Dominion Bank	2.125	07/02/19	506,357
300,000	Toronto-Dominion Bank	2.250	11/05/19	304,825
250,000	Union Bank NA	1.500	09/26/16	251,131
250,000	Union Bank NA	2.625	09/26/18	256,968
200,000	Union Bank NA	2.250	05/06/19	202,408
315,000	Union Bank of California NA	5.950	05/11/16	331,846
225,000	UnionBanCal Corp	3.500	06/18/22	235,136
940,000	US Bancorp	1.650	05/15/17	952,749
1,000,000	US Bancorp	1.950	11/15/18	1,017,909
500,000	US Bancorp	2.200	04/25/19	508,869
200,000	US Bancorp	2.950	07/15/22	203,453
375,000	US Bancorp	3.700	01/30/24	403,709
500,000	US Bancorp	3.600	09/11/24	521,630
500,000	US Bank NA	1.350	01/26/18	501,880
500,000	US Bank NA	2.125	10/28/19	506,492
500,000	US Bank NA	2.800	01/27/25	499,809
300,000	Westpac Banking Corp	1.050	11/25/16	300,992
37

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Westpac Banking Corp	1.200%	05/19/17	$500,448
400,000	Westpac Banking Corp	2.000	08/14/17	407,638
500,000	Westpac Banking Corp	1.500	12/01/17	502,386
750,000	Westpac Banking Corp	1.600	01/12/18	753,866
500,000	Westpac Banking Corp	2.250	07/30/18	510,299
500,000	Westpac Banking Corp	2.250	01/17/19	509,622
75,000	Westpac Banking Corp	4.875	11/19/19	84,311
	TOTAL BANKS			186,057,842

CAPITAL GOODS - 0.8%
42,000	Agilent Technologies, Inc	6.500	11/01/17	46,465
100,000	Agilent Technologies, Inc	5.000	07/15/20	109,048
100,000	Agilent Technologies, Inc	3.200	10/01/22	98,693
400,000	Agilent Technologies, Inc	3.875	07/15/23	410,152
200,000	Applied Materials, Inc	4.300	06/15/21	218,540
100,000	Applied Materials, Inc	5.850	06/15/41	122,628
200,000	Arrow Electronics, Inc	3.000	03/01/18	205,160
200,000	Arrow Electronics, Inc	5.125	03/01/21	220,605
200,000	Arrow Electronics, Inc	3.500	04/01/22	200,454
200,000	Arrow Electronics, Inc	4.000	04/01/25	201,210
225,000	Avnet, Inc	6.625	09/15/16	241,090
300,000	Avnet, Inc	4.875	12/01/22	322,688
100,000	Carlisle Cos, Inc	5.125	12/15/20	109,910
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,727
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	304,402
200,000	Caterpillar Financial Services Corp	1.250	08/18/17	201,040
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	555,006
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	501,061
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	223,368
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	206,107
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,632,730
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	304,379
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	152,247
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	200,636
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	205,573
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	755,173
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	417,088
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	543,983
50,000	Caterpillar, Inc	5.700	08/15/16	53,425
150,000	Caterpillar, Inc	1.500	06/26/17	151,935
200,000	Caterpillar, Inc	3.900	05/27/21	220,132
200,000	Caterpillar, Inc	3.400	05/15/24	209,690
738,000	Caterpillar, Inc	3.803	08/15/42	748,736
300,000	Caterpillar, Inc	4.300	05/15/44	324,773
100,000	Crane Co	2.750	12/15/18	102,517
350,000	CRH America, Inc	6.000	09/30/16	373,241
300,000	CRH America, Inc	5.750	01/15/21	351,416
200,000	Cummins, Inc	3.650	10/01/23	214,575
200,000	Cummins, Inc	4.875	10/01/43	237,326
450,000	Danaher Corp	5.625	01/15/18	502,851
200,000	Danaher Corp	3.900	06/23/21	219,548
150,000	Deere & Co	2.600	06/08/22	150,575
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$218,000	Deere & Co	5.375%	10/16/29	$268,187
650,000	Deere & Co	3.900	06/09/42	676,667
200,000	Dover Corp	4.875	10/15/15	204,637
150,000	Dover Corp	5.450	03/15/18	166,662
100,000	Dover Corp	5.375	03/01/41	123,205
600,000	Eaton Corp	1.500	11/02/17	602,161
200,000	Eaton Corp	5.600	05/15/18	222,876
1,075,000	Eaton Corp	2.750	11/02/22	1,077,238
150,000	Eaton Corp	4.000	11/02/32	157,707
250,000	Eaton Corp	4.150	11/02/42	257,596
200,000	Emerson Electric Co	5.250	11/15/39	246,908
300,000	Emerson Electric Co	5.250	10/15/18	336,828
400,000	Emerson Electric Co	4.875	10/15/19	452,023
350,000	Emerson Electric Co	2.625	02/15/23	351,101
100,000	Energizer Holdings, Inc	4.700	05/19/21	105,733
100,000	Energizer Holdings, Inc	4.700	05/24/22	103,241
150,000	Flowserve Corp	3.500	09/15/22	152,108
200,000	Flowserve Corp	4.000	11/15/23	209,802
100,000	FMC Technologies, Inc	2.000	10/01/17	99,864
100,000	FMC Technologies, Inc	3.450	10/01/22	98,319
300,000	General Dynamics Corp	2.250	07/15/16	306,711
600,000	General Dynamics Corp	2.250	11/15/22	589,282
225,000	General Dynamics Corp	3.600	11/15/42	224,110
100,000	IDEX Corp	4.500	12/15/20	107,871
200,000	IDEX Corp	4.200	12/15/21	212,569
300,000	Illinois Tool Works, Inc	0.900	02/25/17	300,806
300,000	Illinois Tool Works, Inc	1.950	03/01/19	303,708
100,000	Illinois Tool Works, Inc	6.250	04/01/19	116,358
400,000	Illinois Tool Works, Inc	3.500	03/01/24	424,255
200,000	Illinois Tool Works, Inc	4.875	09/15/41	232,985
500,000	Illinois Tool Works, Inc	3.900	09/01/42	515,409
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	197,510
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	256,433
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	320,316
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	244,189
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	101,000
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	101,677
125,000	John Deere Capital Corp	0.875	04/17/15	125,026
100,000	John Deere Capital Corp	1.050	12/15/16	100,224
100,000	John Deere Capital Corp	2.000	01/13/17	102,096
800,000	John Deere Capital Corp	5.500	04/13/17	872,457
300,000	John Deere Capital Corp	1.125	06/12/17	300,961
250,000	John Deere Capital Corp	1.200	10/10/17	250,234
500,000	John Deere Capital Corp	1.550	12/15/17	505,252
500,000	John Deere Capital Corp	1.300	03/12/18	501,592
200,000	John Deere Capital Corp	1.950	12/13/18	203,597
350,000	John Deere Capital Corp	1.700	01/15/20	346,946
400,000	John Deere Capital Corp	2.050	03/10/20	402,774
400,000	John Deere Capital Corp	2.800	03/04/21	412,742
200,000	John Deere Capital Corp	3.150	10/15/21	210,051
200,000	John Deere Capital Corp	2.800	01/27/23	202,675
300,000	John Deere Capital Corp	3.350	06/12/24	316,404
39

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Joy Global, Inc	5.125%	10/15/21	$111,596
200,000	Kennametal, Inc	2.650	11/01/19	200,539
150,000	Kennametal, Inc	3.875	02/15/22	154,641
200,000	KLA-Tencor Corp	2.375	11/01/17	203,242
200,000	KLA-Tencor Corp	3.375	11/01/19	207,681
200,000	KLA-Tencor Corp	4.125	11/01/21	210,556
200,000	KLA-Tencor Corp	4.650	11/01/24	210,046
200,000	KLA-Tencor Corp	5.650	11/01/34	217,301
200,000	Lam Research Corp	2.750	03/15/20	201,618
200,000	Lam Research Corp	3.800	03/15/25	201,144
100,000	Legrand France S.A.	8.500	02/15/25	141,591
400,000	Lockheed Martin Corp	7.650	05/01/16	429,499
200,000	Lockheed Martin Corp	3.350	09/15/21	212,237
300,000	Lockheed Martin Corp	2.900	03/01/25	303,302
300,000	Lockheed Martin Corp	3.600	03/01/35	299,665
350,000	Lockheed Martin Corp	4.850	09/15/41	405,331
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,157,435
300,000	Mosaic Co	4.250	11/15/23	319,940
300,000	Mosaic Co	5.450	11/15/33	346,904
100,000	Mosaic Co	4.875	11/15/41	105,656
300,000	Mosaic Co	5.625	11/15/43	356,292
250,000	Parker Hannifin Corp	3.500	09/15/22	268,386
300,000	Parker-Hannifin Corp	3.300	11/21/24	314,956
200,000	Parker-Hannifin Corp	4.200	11/21/34	217,999
200,000	Parker-Hannifin Corp	4.450	11/21/44	223,621
275,000	Pentair Finance S.A.	1.350	12/01/15	275,661
225,000	Pentair Finance S.A.	2.650	12/01/19	225,231
100,000	Pentair Finance S.A.	3.150	09/15/22	99,217
500,000	Precision Castparts Corp	1.250	01/15/18	497,975
275,000	Precision Castparts Corp	2.500	01/15/23	270,985
100,000	Precision Castparts Corp	3.900	01/15/43	102,498
50,000	Raytheon Co	4.400	02/15/20	55,566
450,000	Raytheon Co	3.125	10/15/20	474,651
500,000	Raytheon Co	2.500	12/15/22	498,629
300,000	Raytheon Co	3.150	12/15/24	311,456
200,000	Raytheon Co	7.200	08/15/27	275,620
100,000	Raytheon Co	4.700	12/15/41	113,594
150,000	Raytheon Co	4.200	12/15/44	160,723
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	303,065
200,000	Rockwell Automation, Inc	2.050	03/01/20	201,965
100,000	Rockwell Automation, Inc	6.250	12/01/37	133,533
100,000	Rockwell Collins, Inc	3.100	11/15/21	104,011
125,000	Rockwell Collins, Inc	3.700	12/15/23	133,704
125,000	Rockwell Collins, Inc	4.800	12/15/43	149,240
200,000	Roper Industries, Inc	1.850	11/15/17	201,342
125,000	Roper Industries, Inc	2.050	10/01/18	125,381
100,000	Roper Industries, Inc	6.250	09/01/19	115,841
200,000	Roper Industries, Inc	3.125	11/15/22	199,268
100,000	Snap-on, Inc	4.250	01/15/18	107,186
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	264,179
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	609,839
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	118,179
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Textron, Inc	5.600%	12/01/17	$272,726
500,000		Textron, Inc	3.650	03/01/21	522,793
250,000	g	Timken Co	3.875	09/01/24	254,555
200,000		Trinity Industries, Inc	4.550	10/01/24	201,068
200,000		Tupperware Brands Corp	4.750	06/01/21	216,326
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,265
250,000		United Technologies Corp	1.800	06/01/17	254,560
1,400,000		United Technologies Corp	5.375	12/15/17	1,555,028
490,000		United Technologies Corp	4.500	04/15/20	550,412
825,000		United Technologies Corp	3.100	06/01/22	857,813
280,000		United Technologies Corp	5.400	05/01/35	343,054
280,000		United Technologies Corp	6.050	06/01/36	370,140
145,000		United Technologies Corp	5.700	04/15/40	185,709
1,650,000		United Technologies Corp	4.500	06/01/42	1,830,291
34,000		Valmont Industries, Inc	6.625	04/20/20	39,996
200,000		Valmont Industries, Inc	5.000	10/01/44	194,657
100,000		Valmont Industries, Inc	5.250	10/01/54	98,563
100,000		Xylem, Inc	3.550	09/20/16	103,135
300,000		Xylem, Inc	4.875	10/01/21	330,593
		TOTAL CAPITAL GOODS			49,346,387

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
200,000		21st Century Fox America, Inc	4.000	10/01/23	214,278
200,000		21st Century Fox America, Inc	3.700	09/15/24	211,519
225,000		21st Century Fox America, Inc	5.400	10/01/43	273,991
500,000		21st Century Fox America, Inc	4.750	09/15/44	560,465
175,000		Air Lease Corp	2.125	01/15/18	174,125
600,000		Air Lease Corp	3.375	01/15/19	612,000
200,000		Air Lease Corp	3.875	04/01/21	206,000
500,000		Air Lease Corp	3.750	02/01/22	508,071
500,000		Daimler Finance North America LLC	8.500	01/18/31	791,562
300,000		eBay, Inc	0.700	07/15/15	300,193
300,000		eBay, Inc	1.350	07/15/17	299,587
300,000		eBay, Inc	2.200	08/01/19	300,460
200,000		eBay, Inc	3.250	10/15/20	206,855
300,000		eBay, Inc	2.875	08/01/21	300,993
400,000		eBay, Inc	2.600	07/15/22	382,281
400,000		eBay, Inc	3.450	08/01/24	396,077
200,000		eBay, Inc	4.000	07/15/42	173,398
150,000		Equifax, Inc	6.300	07/01/17	165,382
200,000		Equifax, Inc	3.300	12/15/22	204,253
300,000		Fluor Corp	3.500	12/15/24	309,287
500,000		Howard Hughes Medical Institute	3.500	09/01/23	532,237
400,000		MasterCard, Inc	2.000	04/01/19	408,324
500,000		MasterCard, Inc	3.375	04/01/24	527,619
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	219,904
200,000		Moody’s Corp	2.750	07/15/19	204,447
300,000		Moody’s Corp	4.500	09/01/22	325,375
400,000		Moody’s Corp	4.875	02/15/24	445,458
100,000		Moody’s Corp	5.250	07/15/44	113,592
100,000		Partners Healthcare System, Inc	4.117	07/01/55	98,534
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	330,408
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$63,000	Republic Services, Inc	5.500%	09/15/19	$71,425
265,000	Republic Services, Inc	5.000	03/01/20	297,144
580,000	Republic Services, Inc	5.250	11/15/21	666,107
250,000	Republic Services, Inc	3.550	06/01/22	261,588
750,000	Republic Services, Inc	3.200	03/15/25	753,216
30,000	Republic Services, Inc	6.200	03/01/40	39,842
300,000	Republic Services, Inc	5.700	05/15/41	377,740
100,000	Synchrony Financial	1.875	08/15/17	100,063
250,000	Synchrony Financial	3.000	08/15/19	255,427
275,000	Synchrony Financial	2.700	02/03/20	276,195
300,000	Synchrony Financial	3.750	08/15/21	311,081
250,000	Synchrony Financial	4.250	08/15/24	261,352
300,000	Thomson Reuters Corp	0.875	05/23/16	299,858
200,000	Thomson Reuters Corp	1.300	02/23/17	200,198
300,000	Thomson Reuters Corp	1.650	09/29/17	300,536
345,000	Thomson Reuters Corp	6.500	07/15/18	394,802
100,000	Thomson Reuters Corp	4.300	11/23/23	107,503
145,000	Thomson Reuters Corp	5.850	04/15/40	175,761
400,000	Thomson Reuters Corp	4.500	05/23/43	409,079
200,000	Thomson Reuters Corp	5.650	11/23/43	237,286
25,000	Vanderbilt University	5.250	04/01/19	28,186
310,000	Waste Management, Inc	4.600	03/01/21	346,565
850,000	Waste Management, Inc	2.900	09/15/22	856,106
1,000,000	Waste Management, Inc	3.500	05/15/24	1,041,080
100,000	Waste Management, Inc	3.900	03/01/35	102,502
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,967,317

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	203,633
100,000	Hasbro, Inc	6.350	03/15/40	118,515
200,000	Hasbro, Inc	5.100	05/15/44	212,910
200,000	Leggett & Platt, Inc	3.400	08/15/22	202,662
150,000	Mattel, Inc	1.700	03/15/18	149,277
200,000	Mattel, Inc	2.350	05/06/19	199,482
100,000	Mattel, Inc	4.350	10/01/20	107,751
150,000	Mattel, Inc	3.150	03/15/23	149,954
100,000	Mattel, Inc	5.450	11/01/41	107,925
100,000	Mohawk Industries, Inc	3.850	02/01/23	101,515
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	305,718
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	209,145
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	210,753
300,000	Nike, Inc	2.250	05/01/23	298,040
300,000	Nike, Inc	3.625	05/01/43	301,947
150,000	NVR, Inc	3.950	09/15/22	156,990
200,000	Ralph Lauren Corp	2.125	09/26/18	203,007
200,000	Signet UK Finance plc	4.700	06/15/24	205,297
220,000	VF Corp	6.450	11/01/37	305,008
400,000	Whirlpool Corp	1.650	11/01/17	402,501
100,000	Whirlpool Corp	2.400	03/01/19	101,300
150,000	Whirlpool Corp	4.700	06/01/22	165,496
100,000	Whirlpool Corp	3.700	03/01/23	103,156
100,000	Whirlpool Corp	4.000	03/01/24	105,524
100,000	Whirlpool Corp	5.150	03/01/43	113,597
	TOTAL CONSUMER DURABLES & APPAREL			4,741,103
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$100,000	Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$111,687
200,000	Brinker International, Inc	3.875	05/15/23	200,074
200,000	Catholic Health Initiatives	2.600	08/01/18	205,430
500,000	Catholic Health Initiatives	2.950	11/01/22	497,332
200,000	Catholic Health Initiatives	4.200	08/01/23	215,117
100,000	Cintas Corp No 2	4.300	06/01/21	108,920
200,000	Cintas Corp No 2	3.250	06/01/22	204,675
100,000	Cornell University	5.450	02/01/19	114,273
100,000	Darden Restaurants, Inc	6.450	10/15/17	110,403
29,000	Darden Restaurants, Inc	3.350	11/01/22	27,725
100,000	Darden Restaurants, Inc	7.050	10/15/37	126,920
75,000	Dartmouth College	4.750	06/01/19	83,975
300,000	Dun & Bradstreet Corp	3.250	12/01/17	306,767
100,000	George Washington University	3.485	09/15/22	104,714
300,000	George Washington University	4.300	09/15/44	313,479
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	808,069
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	304,643
100,000	Hyatt Hotels Corp	3.875	08/15/16	103,581
200,000	Hyatt Hotels Corp	3.375	07/15/23	202,122
19,000	Johns Hopkins University	5.250	07/01/19	21,485
200,000	Marriott International, Inc	3.000	03/01/19	206,785
200,000	Marriott International, Inc	3.375	10/15/20	209,454
200,000	Marriott International, Inc	3.125	10/15/21	205,839
200,000	Marriott International, Inc	3.250	09/15/22	203,745
250,000	Massachusetts Institute of Technology	5.600	07/01/11	340,596
200,000	Massachusetts Institute of Technology	4.678	07/01/14	238,571
300,000	McDonald’s Corp	1.875	05/29/19	303,215
720,000	McDonald’s Corp	3.500	07/15/20	773,590
550,000	McDonald’s Corp	2.625	01/15/22	556,335
500,000	McDonald’s Corp	3.250	06/10/24	518,735
280,000	McDonald’s Corp	6.300	03/01/38	369,040
500,000	McDonald’s Corp	3.625	05/01/43	492,821
200,000	Metropolitan Museum of Art	3.400	07/01/45	194,187
750,000	President and Fellows of Harvard College	3.619	10/01/37	780,767
100,000	Princeton University	4.950	03/01/19	112,013
220,000	Princeton University	5.700	03/01/39	298,479
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	198,284
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	205,421
100,000	Trinity Acquisition plc	4.625	08/15/23	105,715
100,000	Trinity Acquisition plc	6.125	08/15/43	118,010
200,000	University of Notre Dame du Lac	3.438	02/15/45	201,877
70,000	Walt Disney Co	5.625	09/15/16	75,076
500,000	Walt Disney Co	0.875	05/30/17	499,772
700,000	Walt Disney Co	1.100	12/01/17	700,236
500,000	Walt Disney Co	1.850	05/30/19	504,759
850,000	Walt Disney Co	2.550	02/15/22	863,108
100,000	Walt Disney Co	4.375	08/16/41	114,649
200,000	Walt Disney Co	3.700	12/01/42	203,209
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Walt Disney Co	4.125%	06/01/44	$553,132
2,000		Wyndham Worldwide Corp	6.000	12/01/16	2,135
250,000		Wyndham Worldwide Corp	2.950	03/01/17	254,967
150,000		Wyndham Worldwide Corp	2.500	03/01/18	150,609
200,000		Wyndham Worldwide Corp	4.250	03/01/22	208,724
200,000		Wyndham Worldwide Corp	3.900	03/01/23	203,860
200,000		Yale University	2.086	04/15/19	204,280
72,000		Yum! Brands, Inc	6.250	03/15/18	80,832
50,000		Yum! Brands, Inc	3.875	11/01/20	53,230
400,000		Yum! Brands, Inc	3.875	11/01/23	415,755
26,000		Yum! Brands, Inc	6.875	11/15/37	34,224
200,000		Yum! Brands, Inc	5.350	11/01/43	221,559
		TOTAL CONSUMER SERVICES			16,148,986

DIVERSIFIED FINANCIALS - 3.2%
300,000		Abbey National Treasury Services plc	4.000	04/27/16	309,327
500,000		Abbey National Treasury Services plc	1.375	03/13/17	502,041
500,000		Abbey National Treasury Services plc	3.050	08/23/18	520,752
500,000		Abbey National Treasury Services plc	2.350	09/10/19	507,892
500,000		Abbey National Treasury Services plc	4.000	03/13/24	535,315
150,000		ABN Amro Bank NV	4.650	06/04/18	157,966
200,000		Affiliated Managers Group, Inc	4.250	02/15/24	213,546
20,000		Ahold Finance USA LLC	6.875	05/01/29	25,878
600,000		American Express Centurion Bank	0.875	11/13/15	601,159
400,000		American Express Co	6.150	08/28/17	444,610
190,000		American Express Co	7.000	03/19/18	219,479
300,000		American Express Co	1.550	05/22/18	299,915
293,000		American Express Co	2.650	12/02/22	292,003
300,000		American Express Co	3.625	12/05/24	308,089
329,000		American Express Co	4.050	12/03/42	335,182
500,000		American Express Credit Corp	1.300	07/29/16	502,821
1,600,000		American Express Credit Corp	2.800	09/19/16	1,644,786
400,000		American Express Credit Corp	2.375	03/24/17	410,668
500,000		American Express Credit Corp	1.125	06/05/17	499,817
1,175,000		American Express Credit Corp	2.125	07/27/18	1,197,683
750,000		American Express Credit Corp	2.125	03/18/19	759,659
500,000		American Express Credit Corp	2.250	08/15/19	507,244
300,000		American Honda Finance Corp	1.125	10/07/16	301,607
300,000		American Honda Finance Corp	1.200	07/14/17	300,724
300,000		American Honda Finance Corp	1.500	03/13/18	301,643
300,000		American Honda Finance Corp	2.125	10/10/18	305,578
500,000		American Honda Finance Corp	2.250	08/15/19	508,295
200,000		American Honda Finance Corp	2.150	03/13/20	201,809
295,000		Ameriprise Financial, Inc	5.300	03/15/20	339,320
400,000		Ameriprise Financial, Inc	4.000	10/15/23	432,573
300,000		Ameriprise Financial, Inc	3.700	10/15/24	315,778
300,000		Ares Capital Corp	4.875	11/30/18	315,391
150,000		Ares Capital Corp	3.875	01/15/20	152,626
500,000		Bank of New York Mellon Corp	0.700	03/04/16	500,759
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,172,873
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,854
500,000		Bank of New York Mellon Corp	1.300	01/25/18	498,229
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Bank of New York Mellon Corp	2.300%	09/11/19	$1,017,800
500,000	Bank of New York Mellon Corp	3.550	09/23/21	533,664
250,000	Bank of New York Mellon Corp	3.650	02/04/24	267,500
800,000	Bank of New York Mellon Corp	3.250	09/11/24	826,812
500,000	Bank of New York Mellon Corp	3.000	02/24/25	507,260
1,900,000	Barclays Bank plc	5.000	09/22/16	2,007,836
500,000	Barclays Bank plc	2.500	02/20/19	510,170
500,000	Barclays Bank plc	5.140	10/14/20	555,508
600,000	Barclays Bank plc	3.750	05/15/24	631,741
1,200,000	Barclays Bank plc	4.375	09/11/24	1,213,718
80,000	Bear Stearns Cos LLC	5.300	10/30/15	82,057
116,000	Bear Stearns Cos LLC	5.550	01/22/17	124,069
700,000	Berkshire Hathaway, Inc	1.900	01/31/17	713,796
400,000	Berkshire Hathaway, Inc	1.550	02/09/18	404,805
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	306,962
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	218,872
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	311,725
300,000	Berkshire Hathaway, Inc	4.500	02/11/43	338,518
210,000	BlackRock, Inc	6.250	09/15/17	235,706
390,000	BlackRock, Inc	5.000	12/10/19	443,826
125,000	BlackRock, Inc	3.375	06/01/22	131,540
500,000	BlackRock, Inc	3.500	03/18/24	529,395
200,000	Block Financial LLC	5.500	11/01/22	221,367
300,000	BNP Paribas S.A.	1.250	12/12/16	301,117
500,000	BNP Paribas S.A.	1.375	03/17/17	500,745
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,030,663
300,000	BNP Paribas S.A.	2.400	12/12/18	305,854
500,000	BNP Paribas S.A.	2.450	03/17/19	511,332
700,000	BNP Paribas S.A.	5.000	01/15/21	793,466
300,000	BNP Paribas S.A.	3.250	03/03/23	306,531
500,000	BNP Paribas S.A.	4.250	10/15/24	514,641
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	211,810
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	301,195
600,000	Capital One Financial Corp	1.000	11/06/15	600,716
250,000	Capital One Financial Corp	3.150	07/15/16	256,366
500,000	Capital One Financial Corp	3.750	04/24/24	518,948
200,000	Capital One Financial Corp	3.200	02/05/25	198,340
300,000	Charles Schwab Corp	2.200	07/25/18	305,508
100,000	Charles Schwab Corp	4.450	07/22/20	111,998
200,000	Charles Schwab Corp	3.225	09/01/22	206,541
200,000	Charles Schwab Corp	3.000	03/10/25	202,367
350,000	CME Group, Inc	3.000	09/15/22	362,797
300,000	CME Group, Inc	3.000	03/15/25	303,046
200,000	CME Group, Inc	5.300	09/15/43	248,272
1,500,000	Credit Suisse	1.375	05/26/17	1,502,454
500,000	Credit Suisse	1.750	01/29/18	501,445
1,000,000	Credit Suisse	2.300	05/28/19	1,010,201
2,250,000	Credit Suisse	5.400	01/14/20	2,536,135
325,000	Credit Suisse	3.000	10/29/21	331,038
1,000,000	Credit Suisse	3.625	09/09/24	1,033,567
250,000	Diageo Investment Corp	2.875	05/11/22	254,764
100,000	Diageo Investment Corp	4.250	05/11/42	106,208
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Digital Realty Trust LP	3.625%	10/01/22	$300,497
100,000	Discover Financial Services	5.200	04/27/22	111,347
200,000	Discover Financial Services	3.950	11/06/24	205,681
17,000	Eaton Vance Corp	6.500	10/02/17	18,966
300,000	Eaton Vance Corp	3.625	06/15/23	310,664
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	502,284
500,000	Ford Motor Credit Co LLC	1.500	01/17/17	500,987
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	824,327
1,000,000	Ford Motor Credit Co LLC	1.684	09/08/17	998,390
500,000	Ford Motor Credit Co LLC	1.724	12/06/17	498,791
500,000	Ford Motor Credit Co LLC	2.145	01/09/18	505,572
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	915,688
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,090,298
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	412,358
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	505,808
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	506,592
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	1,001,033
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,177,202
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	357,372
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,031,773
125,000	Franklin Resources, Inc	3.125	05/20/15	125,405
150,000	Franklin Resources, Inc	2.800	09/15/22	152,840
200,000	Franklin Resources, Inc	2.850	03/30/25	199,582
500,000	General Electric Capital Corp	1.000	01/08/16	501,991
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,076,391
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,010,170
200,000	General Electric Capital Corp	2.900	01/09/17	207,235
800,000	General Electric Capital Corp	2.300	04/27/17	820,688
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,796,589
500,000	General Electric Capital Corp	1.600	11/20/17	504,667
300,000	General Electric Capital Corp	1.625	04/02/18	302,196
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,023,461
200,000	General Electric Capital Corp	2.100	12/11/19	203,848
630,000	General Electric Capital Corp	5.500	01/08/20	729,478
250,000	General Electric Capital Corp	2.200	01/09/20	252,759
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,059,247
250,000	General Electric Capital Corp	4.625	01/07/21	281,479
300,000	General Electric Capital Corp	5.300	02/11/21	346,538
200,000	General Electric Capital Corp	4.650	10/17/21	226,340
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,967,577
500,000	General Electric Capital Corp	3.100	01/09/23	514,992
3,500,000	General Electric Capital Corp	3.450	05/15/24	3,685,948
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,631,055
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,551,659
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,765,246
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	612,008
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,479,410
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	67,444
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	775,004
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,532,499
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,426,210
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,521,176
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,505,000	Goldman Sachs Group, Inc	5.375%	03/15/20	$2,842,564
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	960,107
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,342,236
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,478,380
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,714,107
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,861,871
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,585,278
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	523,286
925,000	Goldman Sachs Group, Inc	3.500	01/23/25	943,140
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	81,288
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,802,759
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,194,022
1,200,000	HSBC Finance Corp	5.500	01/19/16	1,243,222
782,000	HSBC Finance Corp	6.676	01/15/21	928,570
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	206,222
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	216,130
125,000	Invesco Finance plc	3.125	11/30/22	126,282
200,000	Invesco Finance plc	4.000	01/30/24	213,321
200,000	Invesco Finance plc	5.375	11/30/43	246,728
130,000	Jefferies Group, Inc	3.875	11/09/15	131,745
425,000	Jefferies Group, Inc	8.500	07/15/19	508,304
500,000	Jefferies Group, Inc	6.875	04/15/21	565,255
100,000	Jefferies Group, Inc	6.450	06/08/27	108,000
100,000	Korea Finance Corp	3.250	09/20/16	102,875
700,000	Korea Finance Corp	2.250	08/07/17	710,289
500,000	Korea Finance Corp	2.875	08/22/18	514,981
250,000	Lazard Group LLC	4.250	11/14/20	267,182
150,000	Lazard Group LLC	3.750	02/13/25	147,935
100,000	Legg Mason, Inc	2.700	07/15/19	101,858
400,000	Legg Mason, Inc	5.625	01/15/44	473,804
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,396,245
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,200,871
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,826,705
675,000	Morgan Stanley	1.750	02/25/16	679,354
200,000	Morgan Stanley	3.800	04/29/16	205,765
970,000	Morgan Stanley	5.450	01/09/17	1,037,501
300,000	Morgan Stanley	4.750	03/22/17	319,331
550,000	Morgan Stanley	5.550	04/27/17	594,954
245,000	Morgan Stanley	5.950	12/28/17	271,575
325,000	Morgan Stanley	1.875	01/05/18	327,177
600,000	Morgan Stanley	2.125	04/25/18	606,494
1,450,000	Morgan Stanley	2.500	01/24/19	1,477,354
796,000	Morgan Stanley	7.300	05/13/19	952,268
4,000,000	Morgan Stanley	2.375	07/23/19	4,029,844
300,000	Morgan Stanley	5.625	09/23/19	341,482
590,000	Morgan Stanley	5.500	01/26/20	671,900
700,000	Morgan Stanley	2.650	01/27/20	711,024
200,000	Morgan Stanley	5.750	01/25/21	233,467
1,200,000	Morgan Stanley	5.500	07/28/21	1,392,079
2,500,000	Morgan Stanley	4.875	11/01/22	2,730,405
1,850,000	Morgan Stanley	4.100	05/22/23	1,925,315
1,000,000	Morgan Stanley	3.875	04/29/24	1,051,584
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000		Morgan Stanley	3.700%	10/23/24	$1,146,840
750,000		Morgan Stanley	5.000	11/24/25	828,491
325,000		Morgan Stanley	4.350	09/08/26	340,686
600,000		Morgan Stanley	7.250	04/01/32	836,191
550,000		Morgan Stanley	4.300	01/27/45	569,994
400,000	i	Murray Street Investment Trust	4.647	03/09/17	423,822
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	247,151
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	262,882
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	952,290
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	127,492
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	359,440
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	212,120
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	403,093
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	501,500
400,000		Nomura Holdings, Inc	2.000	09/13/16	403,844
500,000		Nomura Holdings, Inc	2.750	03/19/19	511,656
430,000		Nomura Holdings, Inc	6.700	03/04/20	514,329
300,000		NYSE Euronext	2.000	10/05/17	304,138
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	867,789
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	998,208
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	505,570
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	517,332
200,000		ORIX Corp	3.750	03/09/17	208,806
300,000		PACCAR Financial Corp	1.600	03/15/17	304,089
200,000		PACCAR Financial Corp	1.100	06/06/17	200,229
200,000		PACCAR Financial Corp	2.200	09/15/19	203,565
200,000		Principal Life Income Funding Trust	5.550	04/27/15	200,685
200,000		Prospect Capital Corp	5.875	03/15/23	206,072
100,000		Raymond James Financial, Inc	4.250	04/15/16	103,826
300,000		Raymond James Financial, Inc	5.625	04/01/24	346,805
500,000		Sasol Financing International plc	4.500	11/14/22	496,250
200,000		State Street Corp	2.875	03/07/16	204,289
150,000		State Street Corp	1.350	05/15/18	150,368
300,000		State Street Corp	4.375	03/07/21	337,088
400,000		State Street Corp	3.100	05/15/23	404,602
350,000		State Street Corp	3.700	11/20/23	376,218
500,000		State Street Corp	3.300	12/16/24	519,823
300,000		Syngenta Finance NV	3.125	03/28/22	305,582
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	305,021
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	366,422
250,000		Toyota Motor Credit Corp	3.200	06/17/15	251,521
500,000		Toyota Motor Credit Corp	0.800	05/17/16	501,577
150,000		Toyota Motor Credit Corp	2.050	01/12/17	153,163
400,000		Toyota Motor Credit Corp	1.750	05/22/17	406,168
500,000		Toyota Motor Credit Corp	1.250	10/05/17	501,388
500,000		Toyota Motor Credit Corp	1.375	01/10/18	501,633
500,000		Toyota Motor Credit Corp	1.450	01/12/18	503,129
500,000		Toyota Motor Credit Corp	2.000	10/24/18	510,183
500,000		Toyota Motor Credit Corp	2.100	01/17/19	508,657
400,000		Toyota Motor Credit Corp	2.125	07/18/19	406,380
500,000		Toyota Motor Credit Corp	2.150	03/12/20	504,638
750,000		Toyota Motor Credit Corp	2.750	05/17/21	774,977
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Toyota Motor Credit Corp	3.400%	09/15/21	$318,999
400,000		Toyota Motor Credit Corp	2.625	01/10/23	404,368
1,000,000		UBS AG.	5.875	07/15/16	1,057,813
500,000		UBS AG.	1.375	08/14/17	499,975
500,000		UBS AG.	1.800	03/26/18	501,310
162,000		UBS AG.	5.750	04/25/18	181,184
500,000		UBS AG.	2.375	08/14/19	503,988
500,000		UBS AG.	2.350	03/26/20	501,126
1,671,000		UBS AG.	4.875	08/04/20	1,892,558
400,000		Unilever Capital Corp	0.850	08/02/17	399,207
250,000		Unilever Capital Corp	4.800	02/15/19	279,674
300,000		Unilever Capital Corp	2.200	03/06/19	306,448
250,000		Unilever Capital Corp	4.250	02/10/21	280,556
330,000		Unilever Capital Corp	5.900	11/15/32	460,842
650,000	i	Wells Fargo & Co	3.676	06/15/16	672,982
500,000		Wells Fargo & Co	1.250	07/20/16	502,705
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,276,781
500,000		Wells Fargo & Co	1.150	06/02/17	499,765
500,000		Wells Fargo & Co	1.400	09/08/17	502,117
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,406,493
425,000		Wells Fargo & Co	2.150	01/15/19	431,620
500,000		Wells Fargo & Co	2.125	04/22/19	506,080
1,000,000		Wells Fargo & Co	2.150	01/30/20	1,005,159
1,000,000		Wells Fargo & Co	3.000	01/22/21	1,034,246
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,346,974
3,500,000		Wells Fargo & Co	3.500	03/08/22	3,715,481
700,000		Wells Fargo & Co	3.450	02/13/23	716,244
500,000		Wells Fargo & Co	4.125	08/15/23	533,698
334,000		Wells Fargo & Co	4.480	01/16/24	362,503
2,200,000		Wells Fargo & Co	3.300	09/09/24	2,272,228
750,000		Wells Fargo & Co	3.000	02/19/25	753,225
650,000		Wells Fargo & Co	4.100	06/03/26	684,871
264,000		Wells Fargo & Co	5.375	02/07/35	323,738
725,000		Wells Fargo & Co	5.375	11/02/43	854,128
1,143,000		Wells Fargo & Co	5.606	01/15/44	1,379,919
300,000		Wells Fargo & Co	4.650	11/04/44	320,475
15,000		Zions Bancorporation	4.500	06/13/23	15,863
		TOTAL DIVERSIFIED FINANCIALS			188,602,155

ENERGY - 2.6%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	693,335
700,000		Anadarko Petroleum Corp	6.375	09/15/17	778,701
465,000		Anadarko Petroleum Corp	8.700	03/15/19	568,451
200,000		Anadarko Petroleum Corp	3.450	07/15/24	201,712
1,325,000		Anadarko Petroleum Corp	6.200	03/15/40	1,613,389
200,000		Anadarko Petroleum Corp	4.500	07/15/44	204,632
100,000		Apache Corp	1.750	04/15/17	100,782
400,000		Apache Corp	6.900	09/15/18	462,704
200,000		Apache Corp	3.250	04/15/22	203,243
980,000		Apache Corp	5.100	09/01/40	1,049,462
300,000		Apache Corp	5.250	02/01/42	328,742
350,000		Apache Corp	4.750	04/15/43	365,846
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Apache Corp	4.250%	01/15/44	$295,201
200,000	Baker Hughes, Inc	7.500	11/15/18	238,264
450,000	Baker Hughes, Inc	3.200	08/15/21	464,240
415,000	Baker Hughes, Inc	5.125	09/15/40	472,692
200,000	Boardwalk Pipelines LP	5.750	09/15/19	217,654
200,000	Boardwalk Pipelines LP	3.375	02/01/23	184,932
200,000	BP Capital Markets plc	1.846	05/05/17	202,375
850,000	BP Capital Markets plc	1.375	11/06/17	849,430
500,000	BP Capital Markets plc	1.375	05/10/18	497,677
300,000	BP Capital Markets plc	2.241	09/26/18	304,903
500,000	BP Capital Markets plc	2.237	05/10/19	505,385
750,000	BP Capital Markets plc	2.315	02/13/20	756,295
300,000	BP Capital Markets plc	4.500	10/01/20	332,772
150,000	BP Capital Markets plc	4.742	03/11/21	167,418
650,000	BP Capital Markets plc	3.561	11/01/21	683,849
200,000	BP Capital Markets plc	3.245	05/06/22	205,949
850,000	BP Capital Markets plc	2.500	11/06/22	831,296
300,000	BP Capital Markets plc	3.994	09/26/23	317,684
500,000	BP Capital Markets plc	3.814	02/10/24	519,005
300,000	BP Capital Markets plc	3.535	11/04/24	305,515
500,000	BP Capital Markets plc	3.506	03/17/25	510,405
200,000	Buckeye Partners LP	2.650	11/15/18	199,890
200,000	Buckeye Partners LP	4.875	02/01/21	212,026
200,000	Buckeye Partners LP	4.350	10/15/24	199,700
200,000	Buckeye Partners LP	5.850	11/15/43	201,708
100,000	Buckeye Partners LP	5.600	10/15/44	99,175
575,000	Burlington Resources Finance Co	7.200	08/15/31	803,912
200,000	Burlington Resources Finance Co	7.400	12/01/31	282,455
200,000	Cameron International Corp	1.150	12/15/16	198,512
100,000	Cameron International Corp	6.375	07/15/18	112,064
150,000	Cameron International Corp	3.600	04/30/22	151,547
500,000	Cameron International Corp	4.000	12/15/23	515,575
100,000	Cameron International Corp	5.950	06/01/41	110,840
200,000	Cameron International Corp	5.125	12/15/43	196,951
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	649,205
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	298,471
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	100,081
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	706,730
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	995,621
340,000	Cenovus Energy, Inc	5.700	10/15/19	379,001
625,000	Cenovus Energy, Inc	3.000	08/15/22	592,021
200,000	Cenovus Energy, Inc	4.450	09/15/42	183,316
400,000	Cenovus Energy, Inc	5.200	09/15/43	403,666
100,000	Chevron Corp	0.889	06/24/16	100,440
300,000	Chevron Corp	1.345	11/15/17	302,404
500,000	Chevron Corp	1.104	12/05/17	500,342
400,000	Chevron Corp	1.365	03/02/18	401,888
750,000	Chevron Corp	1.718	06/24/18	759,382
200,000	Chevron Corp	4.950	03/03/19	224,380
1,000,000	Chevron Corp	2.193	11/15/19	1,020,867
400,000	Chevron Corp	1.961	03/03/20	402,561
750,000	Chevron Corp	2.427	06/24/20	768,657
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Chevron Corp	2.411%	03/03/22	$400,721
650,000	Chevron Corp	2.355	12/05/22	642,145
250,000	Chevron Corp	3.191	06/24/23	260,400
1,500,000	ConocoPhillips	1.050	12/15/17	1,494,172
600,000	ConocoPhillips	5.750	02/01/19	689,077
600,000	ConocoPhillips	2.400	12/15/22	585,959
250,000	ConocoPhillips	5.900	05/15/38	319,076
1,035,000	ConocoPhillips	6.500	02/01/39	1,396,343
300,000	ConocoPhillips Co	2.875	11/15/21	307,631
300,000	ConocoPhillips Co	3.350	11/15/24	309,151
300,000	ConocoPhillips Co	4.150	11/15/34	318,893
300,000	ConocoPhillips Co	4.300	11/15/44	318,454
500,000	ConocoPhillips Holding Co	6.950	04/15/29	683,233
1,000,000	Continental Resources, Inc	4.500	04/15/23	970,531
250,000	Continental Resources, Inc	3.800	06/01/24	230,435
100,000	Continental Resources, Inc	4.900	06/01/44	88,200
500,000	Devon Energy Corp	2.250	12/15/18	504,517
850,000	Devon Energy Corp	6.300	01/15/19	974,105
525,000	Devon Energy Corp	3.250	05/15/22	530,346
600,000	Devon Energy Corp	7.950	04/15/32	827,830
700,000	Devon Energy Corp	4.750	05/15/42	748,728
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	334,364
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	192,233
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	92,348
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	146,418
300,000	Ecopetrol S.A.	4.250	09/18/18	314,250
550,000	Ecopetrol S.A.	7.625	07/23/19	645,700
500,000	Ecopetrol S.A.	5.875	09/18/23	536,750
1,000,000	Ecopetrol S.A.	4.125	01/16/25	957,380
200,000	Ecopetrol S.A.	7.375	09/18/43	217,750
300,000	Ecopetrol S.A.	5.875	05/28/45	281,250
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	305,425
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	377,138
495,000	Enbridge Energy Partners LP	5.200	03/15/20	545,501
300,000	Enbridge Energy Partners LP	5.500	09/15/40	317,976
300,000	EnCana Corp	3.900	11/15/21	313,947
220,000	EnCana Corp	6.500	05/15/19	252,741
515,000	EnCana Corp	6.625	08/15/37	595,359
400,000	EnCana Corp	5.150	11/15/41	409,490
1,200,000	Ensco plc	4.700	03/15/21	1,212,874
200,000	Ensco plc	5.200	03/15/25	201,072
400,000	Ensco plc	5.750	10/01/44	391,240
200,000	Enterprise Products Operating LLC	1.250	08/13/15	200,291
735,000	Enterprise Products Operating LLC	6.300	09/15/17	820,369
130,000	Enterprise Products Operating LLC	6.500	01/31/19	150,266
600,000	Enterprise Products Operating LLC	5.200	09/01/20	676,053
400,000	Enterprise Products Operating LLC	4.050	02/15/22	426,380
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,114,245
800,000	Enterprise Products Operating LLC	3.900	02/15/24	836,984
480,000	Enterprise Products Operating LLC	6.125	10/15/39	589,995
300,000	Enterprise Products Operating LLC	4.850	08/15/42	320,758
100,000	Enterprise Products Operating LLC	4.450	02/15/43	101,544
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Enterprise Products Operating LLC	4.850%	03/15/44	$1,078,098
500,000		Enterprise Products Operating LLC	5.100	02/15/45	560,232
200,000		Enterprise Products Operating LLC	4.950	10/15/54	213,485
700,000		EOG Resources, Inc	2.450	04/01/20	711,014
440,000		EOG Resources, Inc	4.100	02/01/21	474,941
600,000		EOG Resources, Inc	2.625	03/15/23	599,387
200,000		EOG Resources, Inc	3.900	04/01/35	205,963
50,000		EQT Corp	6.500	04/01/18	55,810
550,000		EQT Corp	8.125	06/01/19	657,043
500,000		Exxon Mobil Corp	0.921	03/15/17	501,586
500,000		Exxon Mobil Corp	1.305	03/06/18	502,730
500,000		Exxon Mobil Corp	1.819	03/15/19	506,490
500,000		Exxon Mobil Corp	1.912	03/06/20	504,858
500,000		Exxon Mobil Corp	2.397	03/06/22	504,833
500,000		Exxon Mobil Corp	3.176	03/15/24	526,295
500,000		Exxon Mobil Corp	2.709	03/06/25	505,095
500,000		Exxon Mobil Corp	3.567	03/06/45	518,508
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	193,078
300,000		Halliburton Co	1.000	08/01/16	300,624
400,000		Halliburton Co	2.000	08/01/18	403,646
400,000		Halliburton Co	6.150	09/15/19	469,955
300,000		Halliburton Co	3.500	08/01/23	311,569
400,000		Halliburton Co	7.450	09/15/39	571,731
250,000		Halliburton Co	4.500	11/15/41	262,727
600,000		Halliburton Co	4.750	08/01/43	656,149
200,000	g	Helmerich & Payne International Drilling Co	4.650	03/15/25	207,123
200,000		Hess Corp	1.300	06/15/17	198,256
425,000		Hess Corp	8.125	02/15/19	510,275
200,000		Hess Corp	3.500	07/15/24	199,142
200,000		Hess Corp	7.875	10/01/29	258,297
940,000		Hess Corp	5.600	02/15/41	1,026,677
30,000		Husky Energy, Inc	7.250	12/15/19	35,606
200,000		Husky Energy, Inc	3.950	04/15/22	203,200
500,000		Husky Energy, Inc	4.000	04/15/24	506,512
130,000		Husky Energy, Inc	6.800	09/15/37	158,782
200,000		Magellan Midstream Partners LP	6.550	07/15/19	234,379
125,000		Magellan Midstream Partners LP	4.250	02/01/21	135,118
200,000		Magellan Midstream Partners LP	3.200	03/15/25	199,164
500,000		Magellan Midstream Partners LP	4.200	12/01/42	485,034
200,000		Marathon Oil Corp	0.900	11/01/15	200,039
400,000		Marathon Oil Corp	6.000	10/01/17	444,058
650,000		Marathon Oil Corp	2.800	11/01/22	631,389
255,000		Marathon Oil Corp	6.600	10/01/37	307,662
200,000		Marathon Petroleum Corp	3.500	03/01/16	204,353
250,000		Marathon Petroleum Corp	5.125	03/01/21	281,198
100,000		Marathon Petroleum Corp	3.625	09/15/24	101,140
350,000		Marathon Petroleum Corp	6.500	03/01/41	426,484
250,000		Marathon Petroleum Corp	4.750	09/15/44	254,444
200,000		Marathon Petroleum Corp	5.000	09/15/54	200,760
125,000		Murphy Oil Corp	2.500	12/01/17	123,205
200,000		Murphy Oil Corp	4.000	06/01/22	191,109
200,000		Murphy Oil Corp	3.700	12/01/22	184,836
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Murphy Oil Corp	5.125%	12/01/42	$171,419
200,000		Nabors Industries, Inc	2.350	09/15/16	199,402
125,000		Nabors Industries, Inc	6.150	02/15/18	133,476
350,000		Nabors Industries, Inc	4.625	09/15/21	336,836
100,000		Nabors Industries, Inc	5.100	09/15/23	95,767
100,000		National Oilwell Varco, Inc	1.350	12/01/17	99,104
300,000		National Oilwell Varco, Inc	2.600	12/01/22	294,785
300,000		National Oilwell Varco, Inc	3.950	12/01/42	284,138
935,000		Nexen, Inc	6.400	05/15/37	1,184,023
150,000		Noble Energy, Inc	8.250	03/01/19	179,449
250,000		Noble Energy, Inc	3.900	11/15/24	254,336
700,000		Noble Energy, Inc	6.000	03/01/41	788,052
300,000		Noble Energy, Inc	5.250	11/15/43	313,553
100,000		Noble Holding International Ltd	3.450	08/01/15	100,421
100,000		Noble Holding International Ltd	2.500	03/15/17	98,446
100,000		Noble Holding International Ltd	4.000	03/16/18	100,539
305,000		Noble Holding International Ltd	4.900	08/01/20	295,457
200,000		Noble Holding International Ltd	5.950	04/01/25	195,297
100,000		Noble Holding International Ltd	6.200	08/01/40	86,677
400,000		Noble Holding International Ltd	5.250	03/15/42	307,078
950,000		Occidental Petroleum Corp	1.750	02/15/17	961,405
250,000		Occidental Petroleum Corp	1.500	02/15/18	249,657
250,000		Occidental Petroleum Corp	3.125	02/15/22	257,474
550,000		Occidental Petroleum Corp	2.700	02/15/23	546,164
200,000		Oceaneering International, Inc	4.650	11/15/24	202,207
300,000		ONE Gas, Inc	2.070	02/01/19	303,954
100,000		ONE Gas, Inc	3.610	02/01/24	107,149
100,000		ONE Gas, Inc	4.658	02/01/44	115,761
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	461,582
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	862,323
925,000		Petrobras Global Finance BV	3.250	03/17/17	853,313
750,000		Petrobras Global Finance BV	3.000	01/15/19	647,490
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,347,000
1,300,000		Petrobras Global Finance BV	6.250	03/17/24	1,225,640
750,000		Petrobras Global Finance BV	5.625	05/20/43	607,425
1,000,000		Petrobras Global Finance BV	7.250	03/17/44	938,980
350,000		Petrobras International Finance Co	3.875	01/27/16	343,308
47,000		Petrobras International Finance Co	6.125	10/06/16	46,870
625,000		Petrobras International Finance Co	3.500	02/06/17	584,906
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,145,813
100,000		Petrobras International Finance Co	5.750	01/20/20	92,966
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,269,800
875,000		Petrobras International Finance Co	6.875	01/20/40	794,990
75,000		Petro-Canada	6.800	05/15/38	99,000
400,000		Petroleos Mexicanos	3.500	07/18/18	416,000
200,000		Petroleos Mexicanos	3.125	01/23/19	204,000
980,000		Petroleos Mexicanos	8.000	05/03/19	1,172,325
775,000		Petroleos Mexicanos	6.000	03/05/20	883,888
500,000	g	Petroleos Mexicanos	3.500	07/23/20	511,250
800,000		Petroleos Mexicanos	5.500	01/21/21	878,000
240,000		Petroleos Mexicanos	4.875	01/24/22	254,700
240,000		Petroleos Mexicanos	1.700	12/20/22	238,866
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$240,000		Petroleos Mexicanos	2.000%	12/20/22	$242,168
400,000		Petroleos Mexicanos	3.500	01/30/23	390,600
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,587,750
950,000	g	Petroleos Mexicanos	4.500	01/23/26	968,050
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,177,800
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,790,531
915,000	g	Petroleos Mexicanos	5.500	06/27/44	923,006
575,000		Petroleos Mexicanos	6.375	01/23/45	642,850
1,000,000	g	Petroleos Mexicanos	5.625	01/23/46	1,017,300
900,000		Phillips 66	2.950	05/01/17	930,703
650,000		Phillips 66	4.300	04/01/22	708,708
200,000		Phillips 66	4.650	11/15/34	211,936
400,000		Phillips 66	5.875	05/01/42	476,552
400,000		Phillips 66	4.875	11/15/44	428,419
500,000		Pioneer Natural Resources Co	6.650	03/15/17	543,415
375,000		Pioneer Natural Resources Co	3.950	07/15/22	385,680
200,000		Plains All American Pipeline LP	6.125	01/15/17	215,954
200,000		Plains All American Pipeline LP	2.600	12/15/19	200,942
700,000		Plains All American Pipeline LP	5.000	02/01/21	775,198
200,000		Plains All American Pipeline LP	2.850	01/31/23	194,927
400,000		Plains All American Pipeline LP	3.850	10/15/23	411,756
200,000		Plains All American Pipeline LP	3.600	11/01/24	200,799
100,000		Plains All American Pipeline LP	6.650	01/15/37	124,849
250,000		Plains All American Pipeline LP	5.150	06/01/42	265,105
300,000		Plains All American Pipeline LP	4.700	06/15/44	304,848
300,000		Plains All American Pipeline LP	4.900	02/15/45	315,473
325,000		Plains Exploration & Production Co	6.875	02/15/23	344,906
100,000		Rowan Cos, Inc	5.000	09/01/17	102,983
300,000		Rowan Cos, Inc	7.875	08/01/19	334,684
250,000		Rowan Cos, Inc	4.875	06/01/22	240,285
200,000		Rowan Cos, Inc	4.750	01/15/24	189,264
100,000		Rowan Cos, Inc	5.400	12/01/42	82,029
200,000		Rowan Cos, Inc	5.850	01/15/44	172,365
750,000		Schlumberger Investment S.A.	3.650	12/01/23	798,713
500,000		SESI LLC	7.125	12/15/21	505,000
440,000		Shell International Finance BV	3.100	06/28/15	442,807
300,000		Shell International Finance BV	0.900	11/15/16	301,448
200,000		Shell International Finance BV	1.125	08/21/17	200,552
500,000		Shell International Finance BV	2.000	11/15/18	509,469
805,000		Shell International Finance BV	4.300	09/22/19	891,924
1,130,000		Shell International Finance BV	4.375	03/25/20	1,263,058
200,000		Shell International Finance BV	2.375	08/21/22	199,269
500,000		Shell International Finance BV	2.250	01/06/23	489,185
500,000		Shell International Finance BV	3.400	08/12/23	528,905
421,000		Shell International Finance BV	6.375	12/15/38	582,959
200,000		Shell International Finance BV	3.625	08/21/42	197,337
1,000,000		Shell International Finance BV	4.550	08/12/43	1,133,648
125,000		Southwestern Energy Co	3.300	01/23/18	127,380
200,000		Southwestern Energy Co	7.500	02/01/18	225,888
175,000		Southwestern Energy Co	4.050	01/23/20	180,837
325,000		Southwestern Energy Co	4.100	03/15/22	319,794
250,000		Southwestern Energy Co	4.950	01/23/25	254,271
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		Statoil ASA	3.125%	08/17/17	$366,432
500,000		Statoil ASA	1.250	11/09/17	500,700
375,000		Statoil ASA	1.200	01/17/18	373,884
300,000		Statoil ASA	1.150	05/15/18	298,368
300,000		Statoil ASA	1.950	11/08/18	304,082
450,000		Statoil ASA	5.250	04/15/19	511,633
500,000		Statoil ASA	2.250	11/08/19	508,521
300,000		Statoil ASA	2.900	11/08/20	314,279
500,000		Statoil ASA	2.750	11/10/21	511,505
250,000		Statoil ASA	3.150	01/23/22	260,823
375,000		Statoil ASA	2.450	01/17/23	368,992
300,000		Statoil ASA	2.650	01/15/24	294,672
300,000		Statoil ASA	3.700	03/01/24	320,426
500,000		Statoil ASA	3.250	11/10/24	515,013
200,000		Statoil ASA	5.100	08/17/40	240,328
400,000		Statoil ASA	4.250	11/23/41	428,739
300,000		Statoil ASA	3.950	05/15/43	307,061
300,000		Statoil ASA	4.800	11/08/43	350,423
550,000		Suncor Energy, Inc	6.100	06/01/18	619,465
250,000		Suncor Energy, Inc	3.600	12/01/24	255,425
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,798,601
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	295,176
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	308,073
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	115,214
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	309,527
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	210,342
25,000		Talisman Energy, Inc	7.750	06/01/19	28,848
450,000		Talisman Energy, Inc	3.750	02/01/21	442,774
300,000		Talisman Energy, Inc	5.850	02/01/37	308,295
200,000		Talisman Energy, Inc	5.500	05/15/42	198,106
200,000		Total Capital Canada Ltd	1.450	01/15/18	200,628
300,000		Total Capital Canada Ltd	2.750	07/15/23	298,909
500,000		Total Capital International S.A.	1.000	08/12/16	502,690
300,000		Total Capital International S.A.	2.125	01/10/19	305,539
500,000		Total Capital International S.A.	2.100	06/19/19	507,053
300,000		Total Capital International S.A.	2.750	06/19/21	306,875
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,024,186
400,000		Total Capital International S.A.	2.700	01/25/23	398,617
300,000		Total Capital International S.A.	3.700	01/15/24	318,485
300,000		Total Capital International S.A.	3.750	04/10/24	320,358
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	302,798
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	635,903
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	1,025,227
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	209,741
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	538,224
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	408,169
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	675,601
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	248,311
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	224,516
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	291,000
165,000		Vale Overseas Ltd	6.250	01/23/17	174,851
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,041,865
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,542,000	Vale Overseas Ltd	4.375%	01/11/22	$1,482,278
150,000	Vale Overseas Ltd	8.250	01/17/34	166,890
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,125,821
680,000	Valero Energy Corp	6.125	02/01/20	787,748
400,000	Valero Energy Corp	3.650	03/15/25	407,718
330,000	Valero Energy Corp	7.500	04/15/32	428,854
500,000	Valero Energy Corp	6.625	06/15/37	617,209
300,000	Valero Energy Corp	4.900	03/15/45	310,680
840,000	Weatherford Bermuda Holdings Ltd	5.125	09/15/20	817,957
60,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	56,286
350,000	Weatherford International Ltd	9.625	03/01/19	400,960
700,000	Weatherford International Ltd	4.500	04/15/22	639,791
500,000	Weatherford International Ltd	5.950	04/15/42	439,530
300,000	XTO Energy, Inc	6.250	08/01/17	335,791
	TOTAL ENERGY			153,528,981

FOOD & STAPLES RETAILING - 0.2%
200,000	CVS Caremark Corp	1.200	12/05/16	201,300
68,000	CVS Caremark Corp	5.750	06/01/17	74,661
300,000	CVS Caremark Corp	2.250	12/05/18	306,728
750,000	CVS Caremark Corp	2.250	08/12/19	761,578
185,000	CVS Caremark Corp	4.750	05/18/20	209,097
500,000	CVS Caremark Corp	4.125	05/15/21	549,460
500,000	CVS Caremark Corp	2.750	12/01/22	502,362
250,000	CVS Caremark Corp	4.000	12/05/23	270,999
900,000	CVS Caremark Corp	3.375	08/12/24	933,303
400,000	CVS Caremark Corp	5.300	12/05/43	488,712
235,000	Delhaize Group S.A.	5.700	10/01/40	259,723
700,000	Kroger Co	6.400	08/15/17	780,363
55,000	Kroger Co	6.800	12/15/18	64,640
445,000	Kroger Co	6.150	01/15/20	520,901
200,000	Kroger Co	2.950	11/01/21	203,892
200,000	Kroger Co	3.400	04/15/22	206,623
200,000	Kroger Co	3.850	08/01/23	213,149
300,000	Kroger Co	4.000	02/01/24	323,244
100,000	Kroger Co	6.900	04/15/38	136,538
250,000	Kroger Co	5.000	04/15/42	284,519
300,000	Kroger Co	5.150	08/01/43	354,329
48,000	Safeway, Inc	6.350	08/15/17	51,240
50,000	Starbucks Corp	6.250	08/15/17	55,821
200,000	Starbucks Corp	2.000	12/05/18	204,191
350,000	Starbucks Corp	3.850	10/01/23	382,142
300,000	SYSCO Corp	1.450	10/02/17	302,346
200,000	SYSCO Corp	5.250	02/12/18	221,441
300,000	SYSCO Corp	2.350	10/02/19	306,937
300,000	SYSCO Corp	3.000	10/02/21	309,761
250,000	SYSCO Corp	2.600	06/12/22	249,195
400,000	SYSCO Corp	3.500	10/02/24	415,086
400,000	SYSCO Corp	4.350	10/02/34	420,266
100,000	SYSCO Corp	5.375	09/21/35	119,278
300,000	SYSCO Corp	4.500	10/02/44	319,838
200,000	Walgreen Co	1.800	09/15/17	202,024
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Walgreen Co	5.250%	01/15/19	$112,130
200,000	Walgreen Co	3.100	09/15/22	201,599
200,000	Walgreen Co	4.400	09/15/42	203,601
	TOTAL FOOD & STAPLES RETAILING			11,723,017

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	50,753
228,000	Altria Group, Inc	9.250	08/06/19	292,542
300,000	Altria Group, Inc	2.625	01/14/20	304,410
1,800,000	Altria Group, Inc	4.750	05/05/21	2,009,165
800,000	Altria Group, Inc	2.850	08/09/22	795,299
200,000	Altria Group, Inc	2.950	05/02/23	199,154
300,000	Altria Group, Inc	4.000	01/31/24	323,098
50,000	Altria Group, Inc	10.200	02/06/39	88,431
300,000	Altria Group, Inc	4.250	08/09/42	303,015
300,000	Altria Group, Inc	4.500	05/02/43	310,334
600,000	Altria Group, Inc	5.375	01/31/44	701,788
500,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	502,668
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	300,333
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	508,621
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	492,902
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	529,348
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,110,393
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	500,634
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,585,583
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,713,078
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	635,861
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	487,648
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	112,034
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	769,024
200,000	Beam, Inc	1.750	06/15/18	199,946
200,000	Beam, Inc	3.250	05/15/22	200,744
200,000	Beam, Inc	3.250	06/15/23	201,547
450,000	Bottling Group LLC	5.125	01/15/19	506,574
200,000	Brown-Forman Corp	1.000	01/15/18	197,551
200,000	Brown-Forman Corp	2.250	01/15/23	191,962
100,000	Bunge Ltd	3.200	06/15/17	103,049
100,000	Bunge Ltd	8.500	06/15/19	123,224
325,000	Campbell Soup Co	3.050	07/15/17	336,781
100,000	Campbell Soup Co	4.250	04/15/21	109,311
150,000	Campbell Soup Co	2.500	08/02/22	146,363
150,000	Campbell Soup Co	3.800	08/02/42	140,120
1,835,000	Coca-Cola Co	1.800	09/01/16	1,866,177
300,000	Coca-Cola Co	0.750	11/01/16	300,368
500,000	Coca-Cola Co	1.650	03/14/18	508,161
400,000	Coca-Cola Co	1.150	04/01/18	399,893
300,000	Coca-Cola Co	1.650	11/01/18	303,554
300,000	Coca-Cola Co	2.450	11/01/20	308,651
410,000	Coca-Cola Co	3.150	11/15/20	435,973
300,000	Coca-Cola Co	2.500	04/01/23	301,424
600,000	Coca-Cola Co	3.200	11/01/23	629,881
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	150,919
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Coca-Cola Enterprises, Inc	3.500%	09/15/20	$106,181
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	104,604
200,000		Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	204,248
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	111,240
500,000		Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	537,700
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	234,560
1,100,000		ConAgra Foods, Inc	1.900	01/25/18	1,101,211
255,000		ConAgra Foods, Inc	7.000	04/15/19	298,126
200,000		ConAgra Foods, Inc	3.250	09/15/22	200,270
91,000		ConAgra Foods, Inc	3.200	01/25/23	89,580
100,000		ConAgra Foods, Inc	7.000	10/01/28	125,893
100,000		ConAgra Foods, Inc	6.625	08/15/39	126,248
297,000		ConAgra Foods, Inc	4.650	01/25/43	298,005
100,000		Corn Products International, Inc	4.625	11/01/20	109,807
350,000		Diageo Capital plc	5.500	09/30/16	374,353
1,000,000		Diageo Capital plc	1.500	05/11/17	1,009,192
325,000		Diageo Capital plc	5.750	10/23/17	361,058
500,000		Diageo Capital plc	1.125	04/29/18	497,093
200,000		Diageo Capital plc	5.875	09/30/36	255,822
400,000		Diageo Capital plc	3.875	04/29/43	399,813
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	101,603
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	358,293
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	148,941
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	147,366
150,000		Flowers Foods, Inc	4.375	04/01/22	160,522
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	191,820
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	294,254
100,000		General Mills, Inc	0.875	01/29/16	100,239
500,000		General Mills, Inc	1.400	10/20/17	501,233
210,000		General Mills, Inc	5.650	02/15/19	238,792
175,000		General Mills, Inc	2.200	10/21/19	176,467
200,000		General Mills, Inc	3.150	12/15/21	207,191
500,000		General Mills, Inc	3.650	02/15/24	524,913
150,000		General Mills, Inc	5.400	06/15/40	178,129
100,000		General Mills, Inc	4.150	02/15/43	102,854
100,000		Hershey Co	1.500	11/01/16	101,286
150,000		Hershey Co	4.125	12/01/20	165,137
400,000		Hershey Co	2.625	05/01/23	399,306
250,000		Ingredion, Inc	1.800	09/25/17	249,931
125,000	g	JM Smucker Co	1.750	03/15/18	125,504
175,000	g	JM Smucker Co	2.500	03/15/20	177,513
100,000		JM Smucker Co	3.500	10/15/21	105,501
300,000	g	JM Smucker Co	3.000	03/15/22	304,482
100,000	g	JM Smucker Co	3.500	03/15/25	102,801
300,000	g	JM Smucker Co	4.250	03/15/35	310,754
300,000	g	JM Smucker Co	4.375	03/15/45	312,685
200,000		Kellogg Co	1.125	05/15/15	200,133
100,000		Kellogg Co	1.875	11/17/16	101,497
200,000		Kellogg Co	1.750	05/17/17	201,997
1,279,000		Kellogg Co	4.000	12/15/20	1,384,727
100,000		Kellogg Co	7.450	04/01/31	134,921
100,000		Kraft Foods Group, Inc	1.625	06/04/15	100,168
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Kraft Foods Group, Inc	2.250%	06/05/17	$610,738
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,577,863
300,000	Kraft Foods Group, Inc	6.500	02/09/40	388,493
700,000	Kraft Foods Group, Inc	5.000	06/04/42	778,316
200,000	Lorillard Tobacco Co	3.500	08/04/16	205,445
300,000	Lorillard Tobacco Co	2.300	08/21/17	302,870
270,000	Lorillard Tobacco Co	6.875	05/01/20	321,808
350,000	Lorillard Tobacco Co	3.750	05/20/23	356,357
200,000	McCormick & Co, Inc	3.500	09/01/23	212,964
150,000	Molson Coors Brewing Co	3.500	05/01/22	154,654
300,000	Molson Coors Brewing Co	5.000	05/01/42	318,575
2,000,000	Mondelez International, Inc	2.250	02/01/19	2,022,464
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,086,156
850,000	PepsiCo, Inc	2.500	05/10/16	867,335
300,000	PepsiCo, Inc	0.950	02/22/17	300,467
250,000	PepsiCo, Inc	1.250	08/13/17	251,060
840,000	PepsiCo, Inc	7.900	11/01/18	1,018,014
400,000	PepsiCo, Inc	2.250	01/07/19	410,736
100,000	PepsiCo, Inc	4.500	01/15/20	112,179
400,000	PepsiCo, Inc	3.125	11/01/20	424,215
200,000	PepsiCo, Inc	3.000	08/25/21	209,582
400,000	PepsiCo, Inc	2.750	03/05/22	408,244
500,000	PepsiCo, Inc	2.750	03/01/23	505,348
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,066,714
310,000	PepsiCo, Inc	4.875	11/01/40	357,930
400,000	PepsiCo, Inc	4.000	03/05/42	410,830
200,000	PepsiCo, Inc	3.600	08/13/42	193,968
300,000	PepsiCo, Inc	4.250	10/22/44	319,906
500,000	Philip Morris International, Inc	1.125	08/21/17	500,327
300,000	Philip Morris International, Inc	1.250	11/09/17	301,610
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,468,489
300,000	Philip Morris International, Inc	1.875	01/15/19	301,999
200,000	Philip Morris International, Inc	2.900	11/15/21	205,555
200,000	Philip Morris International, Inc	2.500	08/22/22	198,540
500,000	Philip Morris International, Inc	2.625	03/06/23	496,307
300,000	Philip Morris International, Inc	3.600	11/15/23	317,669
500,000	Philip Morris International, Inc	3.250	11/10/24	513,322
240,000	Philip Morris International, Inc	6.375	05/16/38	318,102
150,000	Philip Morris International, Inc	4.375	11/15/41	158,707
200,000	Philip Morris International, Inc	4.500	03/20/42	216,830
150,000	Philip Morris International, Inc	3.875	08/21/42	147,687
300,000	Philip Morris International, Inc	4.125	03/04/43	307,404
200,000	Philip Morris International, Inc	4.875	11/15/43	227,882
500,000	Philip Morris International, Inc	4.250	11/10/44	524,444
50,000	Reynolds American, Inc	6.750	06/15/17	55,476
200,000	Reynolds American, Inc	7.750	06/01/18	233,029
400,000	Reynolds American, Inc	3.250	11/01/22	398,021
200,000	Reynolds American, Inc	4.850	09/15/23	220,980
65,000	Reynolds American, Inc	7.250	06/15/37	85,651
400,000	Reynolds American, Inc	4.750	11/01/42	412,635
200,000	Reynolds American, Inc	6.150	09/15/43	247,143
133,000	Sara Lee Corp	4.100	09/15/20	140,149
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$275,000	Tyson Foods, Inc	2.650%	08/15/19	$281,586
400,000	Tyson Foods, Inc	4.500	06/15/22	441,321
500,000	Tyson Foods, Inc	3.950	08/15/24	528,242
500,000	Tyson Foods, Inc	5.150	08/15/44	581,989
	TOTAL FOOD, BEVERAGE & TOBACCO			62,768,580

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Allergan, Inc	1.350	03/15/18	196,477
250,000	Allergan, Inc	3.375	09/15/20	258,732
200,000	Allergan, Inc	2.800	03/15/23	193,276
450,000	AmerisourceBergen Corp	1.150	05/15/17	448,352
100,000	AmerisourceBergen Corp	3.500	11/15/21	105,627
400,000	AmerisourceBergen Corp	3.400	05/15/24	410,508
200,000	AmerisourceBergen Corp	3.250	03/01/25	202,665
200,000	Ascension Health, Inc	4.847	11/15/53	232,884
300,000	Baxter International, Inc	0.950	06/01/16	300,460
200,000	Baxter International, Inc	5.900	09/01/16	213,508
300,000	Baxter International, Inc	1.850	06/15/18	301,957
420,000	Baxter International, Inc	4.500	08/15/19	465,535
300,000	Baxter International, Inc	3.200	06/15/23	304,333
116,000	Baxter International, Inc	6.250	12/01/37	154,898
150,000	Baxter International, Inc	3.650	08/15/42	143,779
300,000	Baxter International, Inc	4.500	06/15/43	324,032
750,000	Becton Dickinson & Co	1.800	12/15/17	755,590
25,000	Becton Dickinson & Co	5.000	05/15/19	27,952
475,000	Becton Dickinson & Co	2.675	12/15/19	486,027
150,000	Becton Dickinson & Co	3.250	11/12/20	155,988
850,000	Becton Dickinson & Co	3.125	11/08/21	873,122
325,000	Becton Dickinson & Co	3.734	12/15/24	340,416
500,000	Becton Dickinson & Co	4.685	12/15/44	546,554
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	110,123
300,000	Boston Scientific Corp	6.400	06/15/16	317,779
150,000	Boston Scientific Corp	2.650	10/01/18	151,651
650,000	Boston Scientific Corp	6.000	01/15/20	748,157
150,000	Boston Scientific Corp	4.125	10/01/23	158,874
200,000	Cardinal Health, Inc	1.700	03/15/18	200,296
200,000	Cardinal Health, Inc	2.400	11/15/19	202,393
100,000	Cardinal Health, Inc	4.625	12/15/20	111,683
100,000	Cardinal Health, Inc	3.200	06/15/22	102,526
200,000	Cardinal Health, Inc	3.200	03/15/23	203,953
100,000	Cardinal Health, Inc	3.500	11/15/24	103,152
100,000	Cardinal Health, Inc	4.600	03/15/43	107,095
200,000	Cardinal Health, Inc	4.500	11/15/44	211,491
100,000	CareFusion Corp	1.450	05/15/17	100,059
100,000	CareFusion Corp	6.375	08/01/19	116,913
200,000	CareFusion Corp	3.300	03/01/23	202,106
300,000	CareFusion Corp	4.875	05/15/44	332,578
100,000	Coventry Health Care, Inc	5.450	06/15/21	116,541
450,000	Covidien International Finance S.A.	6.000	10/15/17	501,751
650,000	Covidien International Finance S.A.	3.200	06/15/22	675,017
500,000	Covidien International Finance S.A.	2.950	06/15/23	507,653
100,000	Covidien International Finance S.A.	6.550	10/15/37	140,656
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$225,000		CR Bard, Inc	1.375%	01/15/18	$223,696
100,000		CR Bard, Inc	4.400	01/15/21	109,863
100,000		DENTSPLY International, Inc	4.125	08/15/21	106,432
100,000		Edwards Lifesciences Corp	2.875	10/15/18	103,055
300,000		Express Scripts Holding Co	3.125	05/15/16	307,272
300,000		Express Scripts Holding Co	2.650	02/15/17	307,259
200,000		Express Scripts Holding Co	1.250	06/02/17	199,779
300,000		Express Scripts Holding Co	2.250	06/15/19	301,351
250,000		Express Scripts Holding Co	4.750	11/15/21	281,277
525,000		Express Scripts Holding Co	3.900	02/15/22	557,451
300,000		Express Scripts Holding Co	3.500	06/15/24	308,857
450,000		Express Scripts Holding Co	6.125	11/15/41	569,519
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	102,345
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	115,494
200,000		Laboratory Corp of America Holdings	3.125	05/15/16	204,432
100,000		Laboratory Corp of America Holdings	2.200	08/23/17	101,771
250,000		Laboratory Corp of America Holdings	2.500	11/01/18	255,285
150,000		Laboratory Corp of America Holdings	2.625	02/01/20	150,939
300,000		Laboratory Corp of America Holdings	3.200	02/01/22	303,686
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	208,791
200,000		Laboratory Corp of America Holdings	4.000	11/01/23	211,171
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	100,408
300,000		Laboratory Corp of America Holdings	4.700	02/01/45	308,824
200,000		Mayo Clinic Rochester	4.000	11/15/47	210,792
100,000		McKesson Corp	0.950	12/04/15	100,224
25,000		McKesson Corp	5.700	03/01/17	27,092
500,000		McKesson Corp	1.292	03/10/17	500,433
180,000		McKesson Corp	4.750	03/01/21	200,889
100,000		McKesson Corp	2.700	12/15/22	99,281
200,000		McKesson Corp	2.850	03/15/23	200,009
500,000		McKesson Corp	3.796	03/15/24	527,546
100,000		McKesson Corp	6.000	03/01/41	128,481
375,000		McKesson Corp	4.883	03/15/44	430,403
250,000		Medco Health Solutions, Inc	2.750	09/15/15	252,131
250,000		Medco Health Solutions, Inc	7.125	03/15/18	288,134
300,000		Medtronic, Inc	0.875	02/27/17	300,273
625,000	g	Medtronic, Inc	1.500	03/15/18	627,979
250,000		Medtronic, Inc	1.375	04/01/18	250,116
875,000	g	Medtronic, Inc	2.500	03/15/20	893,959
1,000,000	g	Medtronic, Inc	3.150	03/15/22	1,038,364
1,000,000		Medtronic, Inc	3.625	03/15/24	1,061,744
725,000	g	Medtronic, Inc	3.500	03/15/25	758,545
1,000,000	g	Medtronic, Inc	4.375	03/15/35	1,091,979
200,000		Medtronic, Inc	4.500	03/15/42	218,720
150,000		Medtronic, Inc	4.000	04/01/43	155,411
1,000,000		Medtronic, Inc	4.625	03/15/44	1,118,799
850,000	g	Medtronic, Inc	4.625	03/15/45	963,568
350,000		NYU Hospitals Center	5.750	07/01/43	430,010
100,000		Owens & Minor, Inc	3.875	09/15/21	104,608
150,000		PerkinElmer, Inc	5.000	11/15/21	165,739
44,000		Quest Diagnostics, Inc	5.450	11/01/15	45,263
300,000		Quest Diagnostics, Inc	2.700	04/01/19	305,226
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Quest Diagnostics, Inc	2.500%	03/30/20	$200,533
400,000	Quest Diagnostics, Inc	4.700	04/01/21	441,113
125,000	Quest Diagnostics, Inc	3.500	03/30/25	125,212
300,000	Quest Diagnostics, Inc	4.700	03/30/45	306,379
200,000	St. Jude Medical, Inc	3.250	04/15/23	204,576
200,000	St. Jude Medical, Inc	4.750	04/15/43	218,965
150,000	Stryker Corp	2.000	09/30/16	152,405
200,000	Stryker Corp	1.300	04/01/18	199,772
90,000	Stryker Corp	4.375	01/15/20	98,982
200,000	Stryker Corp	3.375	05/15/24	205,652
200,000	Stryker Corp	4.100	04/01/43	205,083
200,000	Stryker Corp	4.375	05/15/44	210,330
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	559,370
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	175,071
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	351,185
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	101,404
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	666,489
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	253,371
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	647,824
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	238,913
200,000	Trinity Health Corp	4.125	12/01/45	204,480
750,000	Zimmer Holdings, Inc	1.450	04/01/17	751,653
750,000	Zimmer Holdings, Inc	3.150	04/01/22	759,023
625,000	Zimmer Holdings, Inc	3.550	04/01/25	637,441
550,000	Zimmer Holdings, Inc	4.250	08/15/35	567,381
106,000	Zimmer Holdings, Inc	5.750	11/30/39	126,716
300,000	Zimmer Holdings, Inc	4.450	08/15/45	311,780
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,720,897

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	107,963
100,000	Clorox Co	3.050	09/15/22	100,456
200,000	Clorox Co	3.500	12/15/24	203,558
400,000	Colgate-Palmolive Co	1.300	01/15/17	404,187
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,415
300,000	Colgate-Palmolive Co	1.750	03/15/19	303,368
200,000	Colgate-Palmolive Co	2.300	05/03/22	199,749
200,000	Colgate-Palmolive Co	1.950	02/01/23	193,070
300,000	Colgate-Palmolive Co	3.250	03/15/24	316,466
60,000	Colgate-Palmolive Co	6.450	06/16/28	80,013
300,000	Ecolab, Inc	1.000	08/09/15	300,342
100,000	Ecolab, Inc	3.000	12/08/16	103,093
250,000	Ecolab, Inc	1.450	12/08/17	249,888
375,000	Ecolab, Inc	2.250	01/12/20	377,345
350,000	Ecolab, Inc	4.350	12/08/21	385,668
100,000	Ecolab, Inc	5.500	12/08/41	121,876
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	195,958
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	130,254
400,000	Procter & Gamble Co	0.750	11/04/16	400,525
400,000	Procter & Gamble Co	1.600	11/15/18	405,324
1,825,000	Procter & Gamble Co	4.700	02/15/19	2,041,363
300,000	Procter & Gamble Co	1.900	11/01/19	304,071
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Procter & Gamble Co	2.300%	02/06/22	$809,574
600,000		Procter & Gamble Co	3.100	08/15/23	631,662
225,000		Procter & Gamble Co	5.550	03/05/37	298,573
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,763,761

INSURANCE - 1.2%
200,000		ACE INA Holdings, Inc	5.600	05/15/15	201,046
100,000		ACE INA Holdings, Inc	2.600	11/23/15	101,164
25,000		ACE INA Holdings, Inc	5.800	03/15/18	28,129
500,000		ACE INA Holdings, Inc	5.900	06/15/19	576,607
250,000		ACE INA Holdings, Inc	2.700	03/13/23	249,656
300,000		ACE INA Holdings, Inc	3.350	05/15/24	312,952
400,000		ACE INA Holdings, Inc	3.150	03/15/25	409,302
150,000		ACE INA Holdings, Inc	4.150	03/13/43	162,028
125,000		Aetna, Inc	1.500	11/15/17	125,582
300,000		Aetna, Inc	2.200	03/15/19	303,157
250,000		Aetna, Inc	3.950	09/01/20	272,298
500,000		Aetna, Inc	2.750	11/15/22	500,690
300,000		Aetna, Inc	3.500	11/15/24	312,928
240,000		Aetna, Inc	6.625	06/15/36	324,099
350,000		Aetna, Inc	4.500	05/15/42	388,427
500,000		Aetna, Inc	4.125	11/15/42	526,669
200,000		Aflac, Inc	8.500	05/15/19	252,538
200,000		Aflac, Inc	2.400	03/16/20	202,315
300,000		Aflac, Inc	4.000	02/15/22	325,315
600,000		Aflac, Inc	3.625	06/15/23	631,532
200,000		Aflac, Inc	3.625	11/15/24	209,609
200,000		Aflac, Inc	3.250	03/17/25	202,390
125,000		Aflac, Inc	6.900	12/17/39	174,438
300,000		Alleghany Corp	4.950	06/27/22	332,404
200,000		Alleghany Corp	4.900	09/15/44	210,697
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	107,927
1,250,000		Allstate Corp	3.150	06/15/23	1,291,132
100,000		Allstate Corp	4.500	06/15/43	113,780
200,000	i	Allstate Corp	5.750	08/15/53	217,750
100,000		American Financial Group, Inc	9.875	06/15/19	127,735
325,000		American International Group, Inc	2.300	07/16/19	329,820
750,000		American International Group, Inc	3.375	08/15/20	791,365
350,000		American International Group, Inc	6.400	12/15/20	423,960
1,600,000		American International Group, Inc	4.875	06/01/22	1,818,326
500,000		American International Group, Inc	3.875	01/15/35	502,550
800,000		American International Group, Inc	6.250	05/01/36	1,042,752
328,000		American International Group, Inc	6.820	11/15/37	451,593
500,000		American International Group, Inc	4.500	07/16/44	536,772
200,000		American International Group, Inc	4.375	01/15/55	201,589
200,000		Aon Corp	3.125	05/27/16	205,085
50,000		Aon Corp	5.000	09/30/20	56,300
200,000		Aon Corp	6.250	09/30/40	262,172
200,000		Aon plc	4.000	11/27/23	213,527
300,000		Aon plc	3.500	06/14/24	308,614
100,000		Aon plc	4.250	12/12/42	99,388
200,000		Aon plc	4.450	05/24/43	207,745
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Arch Capital Group US, Inc	5.144%	11/01/43	$331,520
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	211,183
100,000		Assurant, Inc	2.500	03/15/18	101,725
100,000		Assurant, Inc	4.000	03/15/23	104,291
100,000		Assurant, Inc	6.750	02/15/34	127,978
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	214,042
270,000		AXA S.A.	8.600	12/15/30	377,865
200,000		AXIS Specialty Finance plc	2.650	04/01/19	202,409
50,000		AXIS Specialty Finance plc	5.875	06/01/20	57,472
200,000		AXIS Specialty Finance plc	5.150	04/01/45	223,316
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	304,189
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	304,457
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	225,655
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	844,367
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	615,167
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	211,231
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	416,012
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	333,672
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	109,178
40,000		Chubb Corp	5.750	05/15/18	45,236
350,000		Chubb Corp	6.000	05/11/37	469,010
300,000	i	Chubb Corp	6.375	03/29/67	318,000
540,000		Cigna Corp	5.125	06/15/20	617,310
400,000		Cigna Corp	4.500	03/15/21	449,088
400,000		Cigna Corp	3.250	04/15/25	408,102
400,000		Cigna Corp	5.375	02/15/42	495,265
200,000		Cincinnati Financial Corp	6.920	05/15/28	259,612
40,000		CNA Financial Corp	6.500	08/15/16	42,846
500,000		CNA Financial Corp	5.750	08/15/21	577,003
125,000		CNA Financial Corp	3.950	05/15/24	129,550
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	313,926
250,000		Fidelity National Financial, Inc	5.500	09/01/22	272,822
100,000		First American Financial Corp	4.300	02/01/23	100,132
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	284,880
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	430,530
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	795,873
300,000		Humana, Inc	2.625	10/01/19	305,860
100,000		Humana, Inc	3.150	12/01/22	100,630
300,000		Humana, Inc	3.850	10/01/24	313,558
100,000		Humana, Inc	8.150	06/15/38	149,572
200,000		Humana, Inc	4.625	12/01/42	208,291
300,000		Humana, Inc	4.950	10/01/44	330,142
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	108,404
300,000		ING US, Inc	2.900	02/15/18	309,496
150,000		ING US, Inc	5.500	07/15/22	173,604
200,000		ING US, Inc	5.700	07/15/43	246,014
200,000		Kemper Corp	4.350	02/15/25	204,671
400,000		Leucadia National Corp	5.500	10/18/23	412,648
300,000		Lincoln National Corp	4.300	06/15/15	301,980
200,000		Lincoln National Corp	8.750	07/01/19	251,657
400,000		Lincoln National Corp	4.200	03/15/22	432,305
525,000		Lincoln National Corp	4.000	09/01/23	554,956
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$175,000		Lincoln National Corp	3.350%	03/09/25	$177,003
30,000		Lincoln National Corp	6.150	04/07/36	37,065
150,000		Lincoln National Corp	7.000	06/15/40	207,646
100,000		Loews Corp	5.250	03/15/16	104,246
200,000		Loews Corp	2.625	05/15/23	195,280
200,000		Loews Corp	4.125	05/15/43	197,284
100,000		Manulife Financial Corp	4.900	09/17/20	111,718
100,000		Markel Corp	7.125	09/30/19	119,725
150,000		Markel Corp	4.900	07/01/22	165,541
100,000		Markel Corp	3.625	03/30/23	103,121
100,000		Markel Corp	5.000	03/30/43	110,156
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	102,693
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	507,127
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	169,214
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	214,849
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	156,830
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	513,696
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	201,413
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	506,575
280,000		MetLife, Inc	5.000	06/15/15	282,492
575,000		MetLife, Inc	6.750	06/01/16	613,632
175,000		MetLife, Inc	1.756	12/15/17	177,290
200,000		MetLife, Inc	1.903	12/15/17	201,420
1,050,000		MetLife, Inc	4.750	02/08/21	1,187,019
700,000		MetLife, Inc	3.048	12/15/22	716,904
325,000		MetLife, Inc	4.368	09/15/23	360,886
500,000		MetLife, Inc	3.600	04/10/24	528,424
50,000		MetLife, Inc	6.375	06/15/34	67,529
405,000		MetLife, Inc	5.700	06/15/35	513,602
130,000		MetLife, Inc	5.875	02/06/41	168,833
200,000		MetLife, Inc	4.125	08/13/42	207,600
600,000		MetLife, Inc	4.875	11/13/43	692,590
500,000		MetLife, Inc	4.721	12/15/44	567,437
300,000		MetLife, Inc	4.050	03/01/45	308,561
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	210,890
20,000		Nationwide Financial Services	6.750	05/15/37	21,050
200,000		Navigators Group, Inc	5.750	10/15/23	218,520
200,000		Old Republic International Corp	4.875	10/01/24	212,330
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	523,487
100,000		PartnerRe Ltd	5.500	06/01/20	113,829
100,000	g	Primerica, Inc	4.750	07/15/22	110,880
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,848
130,000		Principal Financial Group, Inc	8.875	05/15/19	163,598
100,000		Principal Financial Group, Inc	3.300	09/15/22	102,294
150,000		Principal Financial Group, Inc	3.125	05/15/23	150,223
100,000		Principal Financial Group, Inc	6.050	10/15/36	127,076
100,000		Principal Financial Group, Inc	4.625	09/15/42	109,075
200,000		Principal Financial Group, Inc	4.350	05/15/43	208,714
120,000		Progressive Corp	6.250	12/01/32	157,695
300,000	i	Progressive Corp	6.700	06/15/37	316,313
300,000		Progressive Corp	4.350	04/25/44	331,818
300,000		Progressive Corp	3.700	01/26/45	298,504
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Protective Life Corp	7.375%	10/15/19	$120,432
200,000		Prudential Financial, Inc	4.750	09/17/15	203,568
300,000		Prudential Financial, Inc	3.000	05/12/16	306,758
60,000		Prudential Financial, Inc	6.100	06/15/17	66,071
100,000		Prudential Financial, Inc	2.300	08/15/18	102,084
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,235,086
200,000		Prudential Financial, Inc	2.350	08/15/19	202,188
300,000		Prudential Financial, Inc	4.500	11/16/21	333,456
400,000		Prudential Financial, Inc	5.750	07/15/33	482,100
450,000		Prudential Financial, Inc	6.200	11/15/40	570,609
125,000	i	Prudential Financial, Inc	5.875	09/15/42	135,781
500,000	i	Prudential Financial, Inc	5.625	06/15/43	530,000
150,000		Prudential Financial, Inc	5.100	08/15/43	168,548
100,000	i	Prudential Financial, Inc	5.200	03/15/44	101,800
800,000		Prudential Financial, Inc	4.600	05/15/44	848,308
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	161,733
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	111,841
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	273,111
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	200,092
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	107,641
250,000		Torchmark Corp	3.800	09/15/22	261,707
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	103,056
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	28,273
610,000		Travelers Cos, Inc	5.800	05/15/18	688,780
130,000		Travelers Cos, Inc	5.900	06/02/19	151,282
600,000		Travelers Cos, Inc	5.350	11/01/40	753,803
200,000		Travelers Cos, Inc	4.600	08/01/43	232,669
100,000		Travelers Property Casualty Corp	6.375	03/15/33	135,998
325,000		UnitedHealth Group, Inc	1.400	10/15/17	328,095
300,000		UnitedHealth Group, Inc	1.400	12/15/17	302,367
324,000		UnitedHealth Group, Inc	6.000	02/15/18	366,594
900,000		UnitedHealth Group, Inc	1.625	03/15/19	901,678
500,000		UnitedHealth Group, Inc	2.300	12/15/19	510,156
700,000		UnitedHealth Group, Inc	4.700	02/15/21	797,126
500,000		UnitedHealth Group, Inc	2.875	12/15/21	513,288
325,000		UnitedHealth Group, Inc	2.750	02/15/23	328,139
200,000		UnitedHealth Group, Inc	2.875	03/15/23	204,873
365,000		UnitedHealth Group, Inc	6.625	11/15/37	520,640
250,000		UnitedHealth Group, Inc	6.875	02/15/38	359,994
150,000		UnitedHealth Group, Inc	4.625	11/15/41	169,363
300,000		UnitedHealth Group, Inc	4.375	03/15/42	330,331
350,000		UnitedHealth Group, Inc	3.950	10/15/42	358,362
200,000		UnitedHealth Group, Inc	4.250	03/15/43	216,408
110,000		Unum Group	5.625	09/15/20	125,912
200,000		Unum Group	4.000	03/15/24	211,488
200,000		Verisk Analytics, Inc	5.800	05/01/21	230,201
200,000		WellPoint, Inc	1.875	01/15/18	201,463
1,250,000		WellPoint, Inc	2.300	07/15/18	1,268,013
300,000		WellPoint, Inc	2.250	08/15/19	301,351
150,000		WellPoint, Inc	3.700	08/15/21	158,607
800,000		WellPoint, Inc	3.125	05/15/22	810,998
200,000		WellPoint, Inc	3.300	01/15/23	203,165
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	WellPoint, Inc	3.500%	08/15/24	$308,037
300,000	WellPoint, Inc	4.625	05/15/42	325,225
200,000	WellPoint, Inc	4.650	01/15/43	216,814
500,000	WellPoint, Inc	5.100	01/15/44	573,555
300,000	WellPoint, Inc	4.650	08/15/44	330,316
300,000	WellPoint, Inc	4.850	08/15/54	331,924
200,000	Willis Group Holdings plc	5.750	03/15/21	225,260
165,000	WR Berkley Corp	5.375	09/15/20	186,555
250,000	WR Berkley Corp	4.625	03/15/22	271,805
200,000	WR Berkley Corp	4.750	08/01/44	214,989
350,000	XL Capital Ltd	6.375	11/15/24	431,194
200,000	XLIT Ltd	2.300	12/15/18	203,157
200,000	XLIT Ltd	4.450	03/31/25	201,294
200,000	XLIT Ltd	5.250	12/15/43	232,318
200,000	XLIT Ltd	5.500	03/31/45	200,067
	TOTAL INSURANCE			68,934,998

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	303,801
200,000	3M Co	1.000	06/26/17	200,411
300,000	3M Co	1.625	06/15/19	300,350
200,000	3M Co	2.000	06/26/22	197,614
190,000	3M Co	5.700	03/15/37	252,678
300,000	3M Co	3.875	06/15/44	320,879
100,000	Agrium, Inc	6.750	01/15/19	116,458
150,000	Agrium, Inc	3.150	10/01/22	150,405
200,000	Agrium, Inc	3.500	06/01/23	203,750
250,000	Agrium, Inc	3.375	03/15/25	249,903
200,000	Agrium, Inc	4.125	03/15/35	198,308
100,000	Agrium, Inc	6.125	01/15/41	124,322
200,000	Agrium, Inc	4.900	06/01/43	213,972
225,000	Agrium, Inc	5.250	01/15/45	253,555
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	200,266
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	155,112
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	151,377
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	310,956
200,000	Airgas, Inc	1.650	02/15/18	199,116
250,000	Airgas, Inc	2.900	11/15/22	247,899
200,000	Airgas, Inc	3.650	07/15/24	207,335
100,000	Albemarle Corp	3.000	12/01/19	101,101
100,000	Albemarle Corp	4.500	12/15/20	106,895
200,000	Albemarle Corp	4.150	12/01/24	207,425
200,000	Avery Dennison Corp	3.350	04/15/23	200,969
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	180,282
250,000	Barrick Gold Corp	3.850	04/01/22	244,464
725,000	Barrick Gold Corp	4.100	05/01/23	715,220
250,000	Barrick Gold Corp	5.250	04/01/42	238,306
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,540,449
300,000	Barrick North America Finance LLC	5.750	05/01/43	311,191
100,000	Bemis Co, Inc	6.800	08/01/19	118,321
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	506,781
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	306,204
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$450,000	BHP Billiton Finance USA Ltd	6.500%	04/01/19	$529,801
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	104,453
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,789,453
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	511,248
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	572,666
600,000	Braskem Finance Ltd	6.450	02/03/24	579,000
200,000	Cabot Corp	3.700	07/15/22	206,054
200,000	Carpenter Technology Corp	4.450	03/01/23	204,834
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	220,456
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,730
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	105,169
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	409,598
350,000	CF Industries, Inc	7.125	05/01/20	421,730
200,000	CF Industries, Inc	3.450	06/01/23	201,493
500,000	CF Industries, Inc	5.150	03/15/34	548,002
200,000	CF Industries, Inc	4.950	06/01/43	211,380
250,000	Church & Dwight Co, Inc	2.875	10/01/22	250,263
100,000	Corning, Inc	1.450	11/15/17	100,418
225,000	Corning, Inc	4.250	08/15/20	248,368
200,000	Corning, Inc	3.700	11/15/23	212,884
100,000	Corning, Inc	5.750	08/15/40	121,237
200,000	Corning, Inc	4.750	03/15/42	218,231
150,000	Cytec Industries, Inc	3.500	04/01/23	151,228
200,000	Domtar Corp	4.400	04/01/22	206,729
100,000	Domtar Corp	6.250	09/01/42	108,047
100,000	Domtar Corp	6.750	02/15/44	115,252
591,000	Dow Chemical Co	8.550	05/15/19	739,943
1,500,000	Dow Chemical Co	4.250	11/15/20	1,645,450
500,000	Dow Chemical Co	4.125	11/15/21	543,342
550,000	Dow Chemical Co	3.000	11/15/22	554,743
400,000	Dow Chemical Co	3.500	10/01/24	406,199
400,000	Dow Chemical Co	4.250	10/01/34	406,926
350,000	Dow Chemical Co	5.250	11/15/41	393,685
375,000	Dow Chemical Co	4.375	11/15/42	378,403
400,000	Dow Chemical Co	4.625	10/01/44	418,182
175,000	Eastman Chemical Co	2.400	06/01/17	178,640
165,000	Eastman Chemical Co	5.500	11/15/19	186,612
400,000	Eastman Chemical Co	2.700	01/15/20	405,783
250,000	Eastman Chemical Co	3.600	08/15/22	259,876
300,000	Eastman Chemical Co	3.800	03/15/25	311,117
150,000	Eastman Chemical Co	4.800	09/01/42	156,551
300,000	Eastman Chemical Co	4.650	10/15/44	314,874
90,000	EI du Pont de Nemours & Co	5.250	12/15/16	96,755
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	797,651
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,585,358
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	299,590
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	231,103
100,000	FMC Corp	3.950	02/01/22	104,870
200,000	FMC Corp	4.100	02/01/24	211,563
1,750,000	Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	1,741,157
300,000	Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	292,308
650,000	Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	601,659
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$675,000	Freeport-McMoRan Copper & Gold, Inc	3.875%	03/15/23	$625,324
400,000	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	358,069
300,000	Freeport-McMoRan, Inc	4.000	11/14/21	292,809
200,000	Freeport-McMoRan, Inc	4.550	11/14/24	192,170
200,000	Freeport-McMoRan, Inc	5.400	11/14/34	182,872
200,000	Georgia-Pacific LLC	7.700	06/15/15	202,525
300,000	Georgia-Pacific LLC	8.000	01/15/24	398,027
250,000	Georgia-Pacific LLC	7.750	11/15/29	352,628
250,000	Goldcorp, Inc	2.125	03/15/18	251,607
250,000	Goldcorp, Inc	3.700	03/15/23	247,464
300,000	Goldcorp, Inc	5.450	06/09/44	312,804
100,000	Hubbell, Inc	3.625	11/15/22	104,921
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	299,279
800,000	International Paper Co	7.950	06/15/18	944,862
330,000	International Paper Co	7.500	08/15/21	414,615
400,000	International Paper Co	3.650	06/15/24	407,831
170,000	International Paper Co	7.300	11/15/39	226,832
450,000	International Paper Co	6.000	11/15/41	534,188
300,000	International Paper Co	4.800	06/15/44	308,632
330,000	Kimberly-Clark Corp	6.250	07/15/18	379,279
200,000	Kimberly-Clark Corp	1.900	05/22/19	202,099
200,000	Kimberly-Clark Corp	1.850	03/01/20	200,075
225,000	Kimberly-Clark Corp	3.625	08/01/20	243,887
100,000	Kimberly-Clark Corp	3.875	03/01/21	110,299
125,000	Kimberly-Clark Corp	2.400	03/01/22	125,163
200,000	Kimberly-Clark Corp	2.400	06/01/23	197,376
200,000	Kimberly-Clark Corp	6.625	08/01/37	283,443
200,000	Kimberly-Clark Corp	3.700	06/01/43	203,955
150,000	Kinross Gold Corp	5.125	09/01/21	143,472
500,000	Kinross Gold Corp	5.950	03/15/24	463,034
92,000	Lubrizol Corp	8.875	02/01/19	114,818
150,000	Lubrizol Corp	6.500	10/01/34	203,195
300,000	LYB International Finance BV	4.000	07/15/23	318,230
300,000	LYB International Finance BV	5.250	07/15/43	334,346
300,000	LYB International Finance BV	4.875	03/15/44	321,770
500,000	LyondellBasell Industries NV	5.000	04/15/19	551,383
300,000	LyondellBasell Industries NV	6.000	11/15/21	352,665
300,000	LyondellBasell Industries NV	5.750	04/15/24	353,630
125,000	LyondellBasell Industries NV	4.625	02/26/55	123,590
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	282,719
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	209,683
150,000	Methanex Corp	3.250	12/15/19	153,464
150,000	Methanex Corp	4.250	12/01/24	151,981
100,000	Methanex Corp	5.650	12/01/44	105,040
200,000	Monsanto Co	2.750	04/15/16	203,455
400,000	Monsanto Co	1.150	06/30/17	401,524
200,000	Monsanto Co	1.850	11/15/18	201,892
400,000	Monsanto Co	2.125	07/15/19	405,458
100,000	Monsanto Co	2.200	07/15/22	97,044
150,000	Monsanto Co	5.500	08/15/25	180,512
100,000	Monsanto Co	3.600	07/15/42	94,702
200,000	Monsanto Co	4.650	11/15/43	222,989
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Monsanto Co	4.400%	07/15/44	$215,107
500,000	Monsanto Co	4.700	07/15/64	544,168
100,000	NewMarket Corp	4.100	12/15/22	103,811
200,000	Newmont Mining Corp	5.125	10/01/19	219,345
600,000	Newmont Mining Corp	3.500	03/15/22	582,698
298,000	Newmont Mining Corp	5.875	04/01/35	298,253
135,000	Newmont Mining Corp	6.250	10/01/39	137,424
300,000	Newmont Mining Corp	4.875	03/15/42	266,964
100,000	Nucor Corp	5.750	12/01/17	111,156
130,000	Nucor Corp	5.850	06/01/18	145,269
300,000	Nucor Corp	4.125	09/15/22	320,630
300,000	Nucor Corp	5.200	08/01/43	337,616
8,000	Owens Corning	9.000	06/15/19	9,673
200,000	Owens Corning	4.200	12/15/22	208,711
500,000	Owens Corning	4.200	12/01/24	515,632
150,000	Packaging Corp of America	3.900	06/15/22	155,927
250,000	Packaging Corp of America	4.500	11/01/23	269,237
100,000	Packaging Corp of America	3.650	09/15/24	100,552
100,000	Plum Creek Timberlands LP	4.700	03/15/21	110,440
300,000	Plum Creek Timberlands LP	3.250	03/15/23	299,741
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	731,583
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	421,382
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	200,267
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	250,790
27,000	PPG Industries, Inc	6.650	03/15/18	30,754
300,000	PPG Industries, Inc	2.300	11/15/19	303,397
300,000	PPG Industries, Inc	3.600	11/15/20	316,592
440,000	Praxair, Inc	3.250	09/15/15	445,592
200,000	Praxair, Inc	1.050	11/07/17	199,256
250,000	Praxair, Inc	2.200	08/15/22	243,679
300,000	Praxair, Inc	2.650	02/05/25	296,679
625,000	Praxair, Inc	3.550	11/07/42	612,829
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	152,814
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,722,972
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	601,088
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	334,481
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	301,595
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	804,259
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	304,911
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	413,260
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	620,703
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	214,693
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	886,504
500,000	Rock Tenn Co	4.900	03/01/22	550,981
58,000	Rohm and Haas Co	6.000	09/15/17	64,157
100,000	RPM International, Inc	6.125	10/15/19	114,294
300,000	RPM International, Inc	3.450	11/15/22	298,815
175,000	Sherwin-Williams Co	1.350	12/15/17	175,224
200,000	Sherwin-Williams Co	4.000	12/15/42	203,743
150,000	Sonoco Products Co	5.750	11/01/40	178,757
200,000	Southern Copper Corp	5.375	04/16/20	222,000
100,000	Southern Copper Corp	7.500	07/27/35	114,054
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$680,000	Southern Copper Corp	6.750%	04/16/40	$724,948
50,000	Teck Resources Ltd	3.850	08/15/17	51,574
100,000	Teck Resources Ltd	2.500	02/01/18	99,622
300,000	Teck Resources Ltd	3.000	03/01/19	298,389
600,000	Teck Resources Ltd	4.500	01/15/21	611,524
275,000	Teck Resources Ltd	4.750	01/15/22	276,894
100,000	Teck Resources Ltd	3.750	02/01/23	93,656
100,000	Teck Resources Ltd	6.250	07/15/41	97,132
700,000	Teck Resources Ltd	5.200	03/01/42	618,226
150,000	Teck Resources Ltd	5.400	02/01/43	135,313
450,000	Vale S.A.	5.625	09/11/42	390,119
150,000	Valspar Corp	4.200	01/15/22	159,412
300,000	Valspar Corp	3.300	02/01/25	301,486
150,000	Westlake Chemical Corp	3.600	07/15/22	151,399
200,000	Worthington Industries, Inc	4.550	04/15/26	214,727
200,000	Yamana Gold, Inc	4.950	07/15/24	196,642
	TOTAL MATERIALS			67,351,292

MEDIA - 1.0%
100,000	CBS Corp	1.950	07/01/17	101,080
200,000	CBS Corp	2.300	08/15/19	200,030
50,000	CBS Corp	5.750	04/15/20	57,464
445,000	CBS Corp	4.300	02/15/21	480,682
500,000	CBS Corp	3.375	03/01/22	509,442
200,000	CBS Corp	3.700	08/15/24	205,944
300,000	CBS Corp	3.500	01/15/25	302,927
200,000	CBS Corp	4.850	07/01/42	210,885
200,000	CBS Corp	4.900	08/15/44	211,919
500,000	CBS Corp	4.600	01/15/45	509,482
450,000	Comcast Corp	8.875	05/01/17	521,013
1,595,000	Comcast Corp	5.150	03/01/20	1,834,389
1,350,000	Comcast Corp	3.125	07/15/22	1,398,557
800,000	Comcast Corp	2.850	01/15/23	813,458
500,000	Comcast Corp	3.600	03/01/24	536,652
600,000	Comcast Corp	3.375	02/15/25	627,460
625,000	Comcast Corp	4.250	01/15/33	673,897
129,000	Comcast Corp	7.050	03/15/33	183,011
125,000	Comcast Corp	4.200	08/15/34	135,430
345,000	Comcast Corp	5.650	06/15/35	428,392
350,000	Comcast Corp	6.950	08/15/37	497,188
780,000	Comcast Corp	6.400	03/01/40	1,063,136
350,000	Comcast Corp	4.650	07/15/42	391,441
300,000	Comcast Corp	4.500	01/15/43	329,399
500,000	Comcast Corp	4.750	03/01/44	575,399
500,000	DIRECTV Holdings LLC	1.750	01/15/18	500,007
285,000	DIRECTV Holdings LLC	5.200	03/15/20	321,523
500,000	DIRECTV Holdings LLC	4.600	02/15/21	546,739
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,168,703
250,000	DIRECTV Holdings LLC	3.800	03/15/22	259,122
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,067,991
800,000	DIRECTV Holdings LLC	3.950	01/15/25	824,222
145,000	DIRECTV Holdings LLC	6.000	08/15/40	164,619
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	DIRECTV Holdings LLC	6.375%	03/01/41	$118,411
550,000	DIRECTV Holdings LLC	5.150	03/15/42	575,700
510,000	Discovery Communications LLC	5.050	06/01/20	567,667
100,000	Discovery Communications LLC	4.375	06/15/21	107,857
500,000	Discovery Communications LLC	3.300	05/15/22	502,854
600,000	Discovery Communications LLC	3.250	04/01/23	597,522
350,000	Discovery Communications LLC	3.450	03/15/25	349,719
100,000	Discovery Communications LLC	6.350	06/01/40	123,544
100,000	Discovery Communications LLC	4.950	05/15/42	105,584
125,000	Discovery Communications LLC	4.875	04/01/43	130,629
550,000	Grupo Televisa S.A.	6.625	03/18/25	688,463
600,000	Grupo Televisa SAB	5.000	05/13/45	624,613
348,000	Historic TW, Inc	6.625	05/15/29	449,286
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	302,351
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	104,757
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	211,877
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,819,097
820,000	NBC Universal Media LLC	4.375	04/01/21	913,587
375,000	NBC Universal Media LLC	2.875	01/15/23	379,586
95,000	NBC Universal Media LLC	6.400	04/30/40	129,802
150,000	NBC Universal Media LLC	5.950	04/01/41	196,192
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,313,950
355,000	News America, Inc	7.250	05/18/18	415,046
1,250,000	News America, Inc	3.000	09/15/22	1,265,061
1,325,000	News America, Inc	6.200	12/15/34	1,692,584
1,000,000	News America, Inc	6.150	02/15/41	1,293,003
200,000	Omnicom Group, Inc	5.900	04/15/16	209,333
200,000	Omnicom Group, Inc	4.450	08/15/20	220,053
700,000	Omnicom Group, Inc	3.625	05/01/22	735,455
200,000	Omnicom Group, Inc	3.650	11/01/24	206,891
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	302,537
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	206,351
500,000	Time Warner Cable, Inc	5.850	05/01/17	543,754
170,000	Time Warner Cable, Inc	6.750	07/01/18	195,295
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,123,351
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,345,454
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,391,484
500,000	Time Warner Cable, Inc	6.550	05/01/37	627,981
175,000	Time Warner Cable, Inc	6.750	06/15/39	224,324
690,000	Time Warner Cable, Inc	5.875	11/15/40	825,330
300,000	Time Warner Cable, Inc	5.500	09/01/41	344,152
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,499,365
1,428,000	Time Warner, Inc	5.875	11/15/16	1,537,376
200,000	Time Warner, Inc	2.100	06/01/19	201,016
450,000	Time Warner, Inc	4.750	03/29/21	502,427
1,400,000	Time Warner, Inc	3.400	06/15/22	1,442,420
650,000	Time Warner, Inc	4.050	12/15/23	695,726
500,000	Time Warner, Inc	3.550	06/01/24	517,828
785,000	Time Warner, Inc	6.500	11/15/36	1,018,845
350,000	Time Warner, Inc	6.100	07/15/40	442,216
150,000	Time Warner, Inc	6.250	03/29/41	193,606
900,000	Time Warner, Inc	4.900	06/15/42	995,642
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Time Warner, Inc	5.350%	12/15/43	$233,403
300,000	Time Warner, Inc	4.650	06/01/44	323,214
250,000	Viacom, Inc	2.500	09/01/18	254,262
500,000	Viacom, Inc	2.200	04/01/19	500,061
300,000	Viacom, Inc	2.750	12/15/19	304,726
400,000	Viacom, Inc	3.875	12/15/21	418,547
500,000	Viacom, Inc	3.125	06/15/22	499,851
200,000	Viacom, Inc	3.250	03/15/23	197,387
250,000	Viacom, Inc	4.250	09/01/23	264,124
400,000	Viacom, Inc	3.875	04/01/24	411,545
300,000	Viacom, Inc	4.850	12/15/34	309,952
200,000	Viacom, Inc	4.500	02/27/42	190,471
504,000	Viacom, Inc	4.375	03/15/43	469,926
100,000	Viacom, Inc	4.875	06/15/43	100,105
500,000	Viacom, Inc	5.250	04/01/44	534,116
261,000	WPP Finance 2010	4.750	11/21/21	294,017
300,000	WPP Finance 2010	3.625	09/07/22	312,197
200,000	WPP Finance 2010	3.750	09/19/24	208,673
200,000	WPP Finance 2010	5.625	11/15/43	235,716
	TOTAL MEDIA			56,240,850

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
350,000	Abbott Laboratories	5.125	04/01/19	394,369
400,000	Abbott Laboratories	2.000	03/15/20	402,596
400,000	Abbott Laboratories	2.550	03/15/22	401,613
400,000	Abbott Laboratories	2.950	03/15/25	404,750
500,000	Abbott Laboratories	5.300	05/27/40	631,356
800,000	AbbVie, Inc	1.750	11/06/17	802,678
700,000	AbbVie, Inc	2.000	11/06/18	699,565
1,375,000	AbbVie, Inc	4.400	11/06/42	1,422,458
400,000	Actavis Funding SCS	1.850	03/01/17	402,826
1,550,000	Actavis Funding SCS	2.350	03/12/18	1,570,725
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,869,650
3,000,000	Actavis Funding SCS	3.450	03/15/22	3,072,612
1,450,000	Actavis Funding SCS	3.800	03/15/25	1,495,234
725,000	Actavis Funding SCS	4.550	03/15/35	755,750
825,000	Actavis Funding SCS	4.750	03/15/45	875,539
300,000	Amgen, Inc	2.500	11/15/16	307,093
300,000	Amgen, Inc	2.125	05/15/17	305,463
500,000	Amgen, Inc	1.250	05/22/17	499,513
550,000	Amgen, Inc	5.850	06/01/17	604,172
500,000	Amgen, Inc	2.200	05/22/19	506,461
75,000	Amgen, Inc	4.500	03/15/20	82,832
250,000	Amgen, Inc	3.450	10/01/20	263,658
700,000	Amgen, Inc	4.100	06/15/21	758,048
1,000,000	Amgen, Inc	3.625	05/15/22	1,058,900
500,000	Amgen, Inc	3.625	05/22/24	525,824
500,000	Amgen, Inc	6.375	06/01/37	646,579
1,000,000	Amgen, Inc	6.400	02/01/39	1,297,214
650,000	Amgen, Inc	4.950	10/01/41	729,971
400,000	Amgen, Inc	5.150	11/15/41	460,753
800,000	AstraZeneca plc	5.900	09/15/17	890,058
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	AstraZeneca plc	6.450%	09/15/37	$825,447
450,000	AstraZeneca plc	4.000	09/18/42	466,216
100,000	Biogen Idec, Inc	6.875	03/01/18	115,074
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	249,133
200,000	Bristol-Myers Squibb Co	1.750	03/01/19	200,707
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	208,531
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	403,957
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	607,655
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	227,299
200,000	Celgene Corp	1.900	08/15/17	202,511
300,000	Celgene Corp	2.300	08/15/18	304,283
200,000	Celgene Corp	2.250	05/15/19	202,026
200,000	Celgene Corp	3.950	10/15/20	215,877
300,000	Celgene Corp	3.250	08/15/22	306,721
300,000	Celgene Corp	3.625	05/15/24	311,784
300,000	Celgene Corp	5.250	08/15/43	347,644
300,000	Celgene Corp	4.625	05/15/44	319,149
375,000	Eli Lilly & Co	5.200	03/15/17	406,114
300,000	Eli Lilly & Co	1.250	03/01/18	300,947
200,000	Eli Lilly & Co	1.950	03/15/19	203,418
300,000	Eli Lilly & Co	2.750	06/01/25	301,195
200,000	Eli Lilly & Co	7.125	06/01/25	271,333
450,000	Eli Lilly & Co	5.550	03/15/37	568,236
200,000	Eli Lilly & Co	4.650	06/15/44	232,327
400,000	Eli Lilly & Co	3.700	03/01/45	400,161
125,000	Genentech, Inc	4.750	07/15/15	126,468
200,000	Gilead Sciences, Inc	2.050	04/01/19	202,641
125,000	Gilead Sciences, Inc	2.350	02/01/20	128,437
600,000	Gilead Sciences, Inc	4.500	04/01/21	674,314
650,000	Gilead Sciences, Inc	4.400	12/01/21	726,517
425,000	Gilead Sciences, Inc	3.700	04/01/24	453,817
400,000	Gilead Sciences, Inc	3.500	02/01/25	422,501
100,000	Gilead Sciences, Inc	5.650	12/01/41	127,412
775,000	Gilead Sciences, Inc	4.800	04/01/44	893,208
675,000	Gilead Sciences, Inc	4.500	02/01/45	749,359
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,181,345
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	226,530
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	430,235
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,009,167
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	374,120
900,000	Johnson & Johnson	2.150	05/15/16	917,024
500,000	Johnson & Johnson	1.650	12/05/18	509,599
300,000	Johnson & Johnson	1.875	12/05/19	304,035
200,000	Johnson & Johnson	2.450	12/05/21	207,976
700,000	Johnson & Johnson	3.375	12/05/23	750,863
850,000	Johnson & Johnson	4.375	12/05/33	974,361
375,000	Johnson & Johnson	5.850	07/15/38	520,215
300,000	Johnson & Johnson	4.500	12/05/43	359,637
600,000	Life Technologies Corp	5.000	01/15/21	670,070
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	426,684
100,000	Mead Johnson Nutrition Co	4.600	06/01/44	105,290
400,000	Merck & Co, Inc	0.700	05/18/16	400,524
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Merck & Co, Inc	1.100%	01/31/18	$199,590
400,000	Merck & Co, Inc	1.300	05/18/18	400,375
375,000	Merck & Co, Inc	1.850	02/10/20	377,049
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,640,484
750,000	Merck & Co, Inc	2.350	02/10/22	750,605
200,000	Merck & Co, Inc	2.400	09/15/22	199,535
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,125,782
500,000	Merck & Co, Inc	2.750	02/10/25	500,024
100,000	Merck & Co, Inc	3.600	09/15/42	99,349
750,000	Merck & Co, Inc	4.150	05/18/43	807,607
750,000	Merck & Co, Inc	3.700	02/10/45	753,642
500,000	Mylan, Inc	1.800	06/24/16	503,961
163,000	Mylan, Inc	1.350	11/29/16	162,771
100,000	Mylan, Inc	2.550	03/28/19	100,524
200,000	Mylan, Inc	4.200	11/29/23	212,516
200,000	Mylan, Inc	5.400	11/29/43	231,818
300,000	Novartis Capital Corp	2.400	09/21/22	301,855
750,000	Novartis Capital Corp	3.400	05/06/24	800,495
400,000	Novartis Capital Corp	3.700	09/21/42	416,371
750,000	Novartis Capital Corp	4.400	05/06/44	863,885
600,000	Novartis Securities Investment Ltd	5.125	02/10/19	677,136
125,000	Perrigo Co plc	1.300	11/08/16	124,908
100,000	Perrigo Co plc	2.300	11/08/18	100,925
100,000	Perrigo Co plc	4.000	11/15/23	104,488
100,000	Perrigo Co plc	5.300	11/15/43	113,292
225,000	Perrigo Finance plc	3.500	12/15/21	232,813
200,000	Perrigo Finance plc	3.900	12/15/24	207,209
300,000	Perrigo Finance plc	4.900	12/15/44	321,528
300,000	Pfizer, Inc	0.900	01/15/17	300,653
300,000	Pfizer, Inc	1.500	06/15/18	302,628
1,460,000	Pfizer, Inc	6.200	03/15/19	1,708,114
800,000	Pfizer, Inc	3.000	06/15/23	819,337
300,000	Pfizer, Inc	3.400	05/15/24	314,889
500,000	Pfizer, Inc	4.300	06/15/43	542,307
600,000	Pfizer, Inc	4.400	05/15/44	659,944
175,000	Sanofi	1.250	04/10/18	175,211
750,000	Sanofi	4.000	03/29/21	824,302
100,000	Sigma-Aldrich Corp	3.375	11/01/20	104,568
600,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	613,088
158,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	157,680
200,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	201,198
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	21,714
500,000	Wyeth LLC	5.450	04/01/17	544,575
1,000,000	Wyeth LLC	6.450	02/01/24	1,265,624
945,000	Wyeth LLC	5.950	04/01/37	1,209,958
125,000	Zoetis, Inc	1.875	02/01/18	125,053
150,000	Zoetis, Inc	3.250	02/01/23	149,490
600,000	Zoetis, Inc	4.700	02/01/43	625,718
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			69,204,942
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.6%
$150,000	Alexandria Real Estate Equities, Inc	4.600%	04/01/22	$158,507
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,248
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	211,134
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	101,356
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	311,081
200,000	AvalonBay Communities, Inc	3.625	10/01/20	211,823
100,000	AvalonBay Communities, Inc	3.950	01/15/21	106,941
225,000	AvalonBay Communities, Inc	2.950	09/15/22	224,860
100,000	AvalonBay Communities, Inc	2.850	03/15/23	98,534
200,000	AvalonBay Communities, Inc	3.500	11/15/24	205,486
200,000	BioMed Realty LP	2.625	05/01/19	201,657
115,000	BioMed Realty LP	6.125	04/15/20	132,434
100,000	BioMed Realty LP	4.250	07/15/22	104,449
150,000	Boston Properties LP	3.700	11/15/18	159,758
80,000	Boston Properties LP	5.875	10/15/19	92,852
175,000	Boston Properties LP	4.125	05/15/21	189,924
500,000	Boston Properties LP	3.850	02/01/23	528,613
425,000	Boston Properties LP	3.125	09/01/23	428,230
200,000	Boston Properties LP	3.800	02/01/24	210,322
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	123,846
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	203,166
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	203,406
100,000	Camden Property Trust	4.625	06/15/21	109,631
200,000	Camden Property Trust	2.950	12/15/22	195,950
125,000	Camden Property Trust	4.250	01/15/24	133,343
250,000	CBL & Associates LP	4.600	10/15/24	254,177
200,000	Corporate Office Properties LP	3.700	06/15/21	202,174
200,000	Corporate Office Properties LP	5.250	02/15/24	217,611
100,000	CubeSmart LP	4.800	07/15/22	110,463
200,000	CubeSmart LP	4.375	12/15/23	215,209
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	106,400
200,000	DDR Corp	3.500	01/15/21	207,111
500,000	DDR Corp	4.625	07/15/22	538,010
275,000	Duke Realty LP	5.950	02/15/17	297,081
100,000	Duke Realty LP	3.875	02/15/21	105,531
200,000	Duke Realty LP	4.375	06/15/22	214,791
100,000	Duke Realty LP	3.875	10/15/22	104,490
100,000	Duke Realty LP	3.625	04/15/23	102,014
100,000	Duke Realty LP	3.750	12/01/24	102,639
100,000	Entertainment Properties Trust	5.750	08/15/22	110,090
200,000	EPR Properties	5.250	07/15/23	215,885
200,000	Equity One, Inc	3.750	11/15/22	202,970
750,000	ERP Operating LP	4.625	12/15/21	837,709
300,000	ERP Operating LP	4.500	07/01/44	322,912
100,000	Essex Portfolio LP	3.625	08/15/22	103,138
250,000	Essex Portfolio LP	3.375	01/15/23	252,749
100,000	Essex Portfolio LP	3.250	05/01/23	99,863
400,000	Essex Portfolio LP	3.500	04/01/25	406,308
100,000	Federal Realty Investment Trust	3.000	08/01/22	100,959
100,000	Federal Realty Investment Trust	2.750	06/01/23	98,778
200,000	Federal Realty Investment Trust	3.950	01/15/24	213,743
100,000	Federal Realty Investment Trust	4.500	12/01/44	108,235
430,000	HCP, Inc	6.000	01/30/17	464,321
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		HCP, Inc	3.750%	02/01/19	$158,125
250,000		HCP, Inc	2.625	02/01/20	250,731
150,000		HCP, Inc	5.375	02/01/21	168,870
400,000		HCP, Inc	3.150	08/01/22	396,649
200,000		HCP, Inc	4.250	11/15/23	210,209
200,000		HCP, Inc	4.200	03/01/24	209,170
800,000		HCP, Inc	3.875	08/15/24	812,962
30,000		HCP, Inc	6.750	02/01/41	40,341
100,000		Health Care REIT, Inc	3.625	03/15/16	102,509
200,000		Health Care REIT, Inc	4.700	09/15/17	214,802
150,000		Health Care REIT, Inc	2.250	03/15/18	152,015
200,000		Health Care REIT, Inc	4.125	04/01/19	214,560
440,000		Health Care REIT, Inc	6.125	04/15/20	510,110
200,000		Health Care REIT, Inc	4.500	01/15/24	214,736
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	326,268
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	100,175
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	100,178
125,000		Highwoods Realty LP	5.850	03/15/17	134,863
100,000		Highwoods Realty LP	3.625	01/15/23	102,154
100,000		Hospitality Properties Trust	5.000	08/15/22	106,440
200,000		Hospitality Properties Trust	4.500	06/15/23	207,101
200,000		Hospitality Properties Trust	4.650	03/15/24	207,275
600,000		Host Hotels & Resorts LP	3.750	10/15/23	608,156
50,000		HRPT Properties Trust	5.875	09/15/20	55,548
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	262,958
35,000		Kilroy Realty LP	5.000	11/03/15	35,746
250,000		Kilroy Realty LP	3.800	01/15/23	256,100
200,000		Kilroy Realty LP	4.250	08/15/29	208,439
145,000		Kimco Realty Corp	5.700	05/01/17	157,154
200,000		Kimco Realty Corp	3.200	05/01/21	205,074
300,000		Kimco Realty Corp	3.125	06/01/23	298,299
200,000		Kimco Realty Corp	4.250	04/01/45	195,106
100,000		Lexington Realty Trust	4.250	06/15/23	103,103
200,000		Lexington Realty Trust	4.400	06/15/24	208,111
220,000		Liberty Property LP	4.750	10/01/20	240,597
150,000		Liberty Property LP	4.125	06/15/22	156,964
100,000		Liberty Property LP	3.375	06/15/23	99,612
200,000		Liberty Property LP	4.400	02/15/24	213,763
200,000		Mack-Cali Realty LP	2.500	12/15/17	201,156
125,000		Mack-Cali Realty LP	7.750	08/15/19	144,522
150,000		Mack-Cali Realty LP	4.500	04/18/22	151,981
200,000		Mid-America Apartments LP	4.300	10/15/23	213,649
75,000		National Retail Properties, Inc	6.875	10/15/17	83,967
100,000		National Retail Properties, Inc	3.800	10/15/22	103,677
100,000		National Retail Properties, Inc	3.300	04/15/23	99,865
300,000		National Retail Properties, Inc	3.900	06/15/24	311,263
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	422,500
200,000	g	OMEGA Healthcare Investors, Inc	4.500	01/15/25	201,320
200,000	g	OMEGA Healthcare Investors, Inc	4.500	04/01/27	196,530
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	195,815
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	208,283
100,000		Post Apartment Homes LP	3.375	12/01/22	100,625
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		ProLogis LP	2.750%	02/15/19	$356,991
201,000		ProLogis LP	3.350	02/01/21	208,636
150,000		ProLogis LP	4.250	08/15/23	161,290
200,000		Rayonier, Inc	3.750	04/01/22	202,398
40,000		Realty Income Corp	5.950	09/15/16	42,779
150,000		Realty Income Corp	2.000	01/31/18	151,380
75,000		Realty Income Corp	5.750	01/15/21	86,378
200,000		Realty Income Corp	3.250	10/15/22	200,529
500,000		Realty Income Corp	4.650	08/01/23	546,393
200,000		Realty Income Corp	4.125	10/15/26	211,582
10,000		Regency Centers LP	5.875	06/15/17	10,930
250,000		Regency Centers LP	3.750	06/15/24	257,685
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	218,714
100,000		Select Income REIT	2.850	02/01/18	100,842
200,000		Select Income REIT	3.600	02/01/20	205,065
200,000		Select Income REIT	4.150	02/01/22	200,842
200,000		Select Income REIT	4.500	02/01/25	200,317
300,000		Senior Housing Properties Trust	3.250	05/01/19	304,691
100,000		Senior Housing Properties Trust	6.750	12/15/21	116,306
100,000		Simon Property Group LP	2.800	01/30/17	102,865
1,100,000		Simon Property Group LP	2.200	02/01/19	1,116,840
740,000		Simon Property Group LP	10.350	04/01/19	959,188
290,000		Simon Property Group LP	4.375	03/01/21	320,998
762,000		Simon Property Group LP	3.375	03/15/22	792,640
700,000		Simon Property Group LP	4.250	10/01/44	733,863
300,000		Tanger Properties LP	3.875	12/01/23	313,034
200,000		UDR, Inc	3.700	10/01/20	211,258
200,000		UDR, Inc	4.625	01/10/22	218,533
100,000	g,i	USB Realty Corp	1.400	12/30/49	91,000
55,000		Ventas Realty LP	3.125	11/30/15	55,780
300,000		Ventas Realty LP	1.550	09/26/16	301,957
175,000		Ventas Realty LP	2.000	02/15/18	176,658
300,000		Ventas Realty LP	4.750	06/01/21	331,193
350,000		Ventas Realty LP	3.250	08/15/22	351,122
350,000		Ventas Realty LP	3.750	05/01/24	359,561
300,000		Ventas Realty LP	4.375	02/01/45	303,073
200,000		Vornado Realty LP	2.500	06/30/19	201,606
100,000		Vornado Realty LP	5.000	01/15/22	111,070
195,000		Washington REIT	4.950	10/01/20	211,822
100,000		Washington REIT	3.950	10/15/22	101,080
100,000		Weingarten Realty Investors	3.375	10/15/22	99,819
100,000		Weingarten Realty Investors	3.500	04/15/23	100,482
200,000		Weingarten Realty Investors	4.450	01/15/24	213,084
500,000		Weyerhaeuser Co	7.375	10/01/19	598,522
200,000		Weyerhaeuser Co	4.625	09/15/23	219,859
400,000		Weyerhaeuser Co	7.375	03/15/32	537,440
200,000		WP Carey, Inc	4.600	04/01/24	207,448
200,000		WP Carey, Inc	4.000	02/01/25	200,562
		TOTAL REAL ESTATE			35,272,143
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 0.7%
$120,000		Advance Auto Parts, Inc	5.750%	05/01/20	$135,773
250,000		Advance Auto Parts, Inc	4.500	12/01/23	268,078
600,000		Amazon.com, Inc	0.650	11/27/15	600,632
300,000		Amazon.com, Inc	2.600	12/05/19	307,286
300,000		Amazon.com, Inc	3.300	12/05/21	312,082
600,000		Amazon.com, Inc	2.500	11/29/22	589,739
300,000		Amazon.com, Inc	3.800	12/05/24	315,297
300,000		Amazon.com, Inc	4.800	12/05/34	329,032
300,000		Amazon.com, Inc	4.950	12/05/44	327,328
300,000		AutoZone, Inc	1.300	01/13/17	300,542
100,000		AutoZone, Inc	4.000	11/15/20	107,820
200,000		AutoZone, Inc	3.700	04/15/22	208,540
300,000		AutoZone, Inc	2.875	01/15/23	295,784
150,000		AutoZone, Inc	3.125	07/15/23	149,841
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	207,876
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	214,471
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	275,707
320,000		Costco Wholesale Corp	5.500	03/15/17	349,080
500,000		Costco Wholesale Corp	1.125	12/15/17	500,377
250,000		Costco Wholesale Corp	1.700	12/15/19	249,810
200,000		Costco Wholesale Corp	1.750	02/15/20	199,427
200,000		Costco Wholesale Corp	2.250	02/15/22	199,216
500,000		Dollar General Corp	1.875	04/15/18	494,557
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	293,977
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	289,067
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	91,258
100,000		Family Dollar Stores, Inc	5.000	02/01/21	105,164
250,000		Gap, Inc	5.950	04/12/21	286,839
500,000		Home Depot, Inc	2.000	06/15/19	508,785
400,000		Home Depot, Inc	3.950	09/15/20	442,597
350,000		Home Depot, Inc	4.400	04/01/21	395,585
500,000		Home Depot, Inc	2.700	04/01/23	508,089
300,000		Home Depot, Inc	3.750	02/15/24	326,959
960,000		Home Depot, Inc	5.875	12/16/36	1,270,784
500,000		Home Depot, Inc	4.200	04/01/43	546,305
300,000		Home Depot, Inc	4.875	02/15/44	358,745
500,000		Home Depot, Inc	4.400	03/15/45	559,776
125,000		Kohl’s Corp	6.250	12/15/17	139,539
200,000		Kohl’s Corp	3.250	02/01/23	199,594
200,000		Kohl’s Corp	4.750	12/15/23	219,679
150,000		Kohl’s Corp	6.000	01/15/33	172,764
100,000		Kohl’s Corp	6.875	12/15/37	129,514
400,000		Lowe’s Cos, Inc	2.125	04/15/16	405,453
200,000		Lowe’s Cos, Inc	3.800	11/15/21	218,701
850,000		Lowe’s Cos, Inc	3.120	04/15/22	890,827
300,000		Lowe’s Cos, Inc	3.875	09/15/23	328,544
400,000		Lowe’s Cos, Inc	3.125	09/15/24	412,468
200,000		Lowe’s Cos, Inc	6.875	02/15/28	270,164
175,000		Lowe’s Cos, Inc	5.500	10/15/35	214,647
150,000		Lowe’s Cos, Inc	5.800	04/15/40	194,632
150,000		Lowe’s Cos, Inc	5.125	11/15/41	182,124
100,000		Lowe’s Cos, Inc	4.650	04/15/42	114,626
300,000		Lowe’s Cos, Inc	5.000	09/15/43	360,026
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Lowe’s Cos, Inc	4.250%	09/15/44	$216,909
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	206,008
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	266,839
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	124,264
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	220,228
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	311,715
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	519,354
200,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	211,702
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	260,672
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	202,976
300,000		Nordstrom, Inc	6.250	01/15/18	338,327
30,000		Nordstrom, Inc	4.750	05/01/20	33,816
100,000		Nordstrom, Inc	4.000	10/15/21	108,583
531,000		Nordstrom, Inc	5.000	01/15/44	612,718
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	167,326
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	104,466
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	208,635
300,000		Priceline Group, Inc	3.650	03/15/25	305,301
200,000		QVC, Inc	3.125	04/01/19	201,375
100,000		QVC, Inc	5.125	07/02/22	106,298
100,000		QVC, Inc	4.375	03/15/23	101,885
200,000		QVC, Inc	4.850	04/01/24	207,911
200,000		QVC, Inc	4.450	02/15/25	201,333
150,000		QVC, Inc	5.950	03/15/43	153,558
150,000		Staples, Inc	2.750	01/12/18	150,117
150,000		Staples, Inc	4.375	01/12/23	149,267
500,000		Target Corp	2.300	06/26/19	512,337
1,150,000		Target Corp	3.875	07/15/20	1,261,943
900,000		Target Corp	2.900	01/15/22	926,302
500,000		Target Corp	3.500	07/01/24	530,841
165,000		Target Corp	6.500	10/15/37	229,604
850,000		Target Corp	4.000	07/01/42	900,637
100,000	g	Tiffany & Co	3.800	10/01/24	101,647
105,000		TJX Cos, Inc	6.950	04/15/19	125,289
300,000		TJX Cos, Inc	2.750	06/15/21	306,818
300,000		TJX Cos, Inc	2.500	05/15/23	295,670
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	204,830
350,000		Wal-Mart Stores, Inc	1.125	04/11/18	350,423
300,000		Wal-Mart Stores, Inc	1.950	12/15/18	306,618
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,499,498
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,189,023
1,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	1,007,807
800,000		Wal-Mart Stores, Inc	3.300	04/22/24	845,769
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	104,066
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,353,107
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	223,543
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,225,652
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	83,071
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	413,089
850,000		Wal-Mart Stores, Inc	4.000	04/11/43	901,737
900,000		Wal-Mart Stores, Inc	4.750	10/02/43	1,057,302
300,000		Wal-Mart Stores, Inc	4.300	04/22/44	334,815
		TOTAL RETAILING			40,358,548
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$200,000		Altera Corp	1.750%	05/15/17	$201,195
200,000		Altera Corp	4.100	11/15/23	212,528
500,000		Analog Devices, Inc	2.875	06/01/23	493,932
150,000		Broadcom Corp	2.500	08/15/22	147,277
200,000		Broadcom Corp	3.500	08/01/24	207,417
200,000		Broadcom Corp	4.500	08/01/34	216,369
900,000		Intel Corp	1.950	10/01/16	916,817
475,000		Intel Corp	1.350	12/15/17	477,295
1,250,000		Intel Corp	2.700	12/15/22	1,260,448
500,000		Intel Corp	4.000	12/15/32	520,144
500,000		Intel Corp	4.800	10/01/41	563,414
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	203,887
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	200,077
310,000		National Semiconductor Corp	3.950	04/15/15	310,279
200,000		Texas Instruments, Inc	2.375	05/16/16	204,168
200,000		Texas Instruments, Inc	1.000	05/01/18	198,623
200,000		Texas Instruments, Inc	1.650	08/03/19	199,036
200,000		Texas Instruments, Inc	2.750	03/12/21	205,336
200,000		Texas Instruments, Inc	2.250	05/01/23	194,801
400,000		Xilinx, Inc	3.000	03/15/21	412,636
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,345,679

SOFTWARE & SERVICES - 0.6%
20,000		Adobe Systems, Inc	4.750	02/01/20	22,334
275,000		Adobe Systems, Inc	3.250	02/01/25	277,726
200,000		Autodesk, Inc	1.950	12/15/17	200,118
300,000		Baidu, Inc	2.250	11/28/17	302,711
750,000		Baidu, Inc	2.750	06/09/19	757,717
200,000		Baidu, Inc	3.500	11/28/22	203,046
250,000		CA, Inc	2.875	08/15/18	256,296
300,000		CA, Inc	5.375	12/01/19	335,489
200,000	g	CDK Global, Inc	3.300	10/15/19	201,642
120,000		Computer Sciences Corp	6.500	03/15/18	132,607
200,000		Computer Sciences Corp	4.450	09/15/22	208,298
300,000		Expedia, Inc	7.456	08/15/18	347,288
300,000		Expedia, Inc	4.500	08/15/24	303,202
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	274,728
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	251,177
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	617,135
50,000		Fiserv, Inc	3.125	10/01/15	50,597
150,000		Fiserv, Inc	3.125	06/15/16	153,834
100,000		Fiserv, Inc	6.800	11/20/17	112,936
550,000		Fiserv, Inc	3.500	10/01/22	566,725
700,000		Google, Inc	2.125	05/19/16	713,457
100,000		Google, Inc	3.625	05/19/21	108,847
500,000		Google, Inc	3.375	02/25/24	530,795
300,000		International Business Machines Corp	0.450	05/06/16	299,848
250,000		International Business Machines Corp	1.950	07/22/16	254,517
225,000		International Business Machines Corp	1.250	02/06/17	227,098
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	International Business Machines Corp	5.700%	09/14/17	$1,110,608
500,000	International Business Machines Corp	1.125	02/06/18	499,038
400,000	International Business Machines Corp	1.250	02/08/18	401,346
500,000	International Business Machines Corp	1.950	02/12/19	507,335
200,000	International Business Machines Corp	1.875	05/15/19	202,131
800,000	International Business Machines Corp	8.375	11/01/19	1,033,729
300,000	International Business Machines Corp	1.625	05/15/20	295,975
500,000	International Business Machines Corp	2.900	11/01/21	521,494
300,000	International Business Machines Corp	1.875	08/01/22	285,406
700,000	International Business Machines Corp	3.375	08/01/23	729,710
500,000	International Business Machines Corp	3.625	02/12/24	530,945
400,000	International Business Machines Corp	7.000	10/30/25	538,812
19,000	International Business Machines Corp	5.600	11/30/39	23,402
835,000	International Business Machines Corp	4.000	06/20/42	839,434
200,000	Intuit, Inc	5.750	03/15/17	216,658
175,000	Juniper Networks, Inc	4.600	03/15/21	186,156
200,000	Juniper Networks, Inc	4.500	03/15/24	205,795
250,000	Juniper Networks, Inc	4.350	06/15/25	253,459
475,000	Microsoft Corp	0.875	11/15/17	473,877
400,000	Microsoft Corp	1.625	12/06/18	405,561
925,000	Microsoft Corp	4.200	06/01/19	1,024,213
300,000	Microsoft Corp	1.850	02/12/20	302,852
540,000	Microsoft Corp	3.000	10/01/20	573,946
450,000	Microsoft Corp	4.000	02/08/21	500,796
300,000	Microsoft Corp	2.375	02/12/22	302,166
400,000	Microsoft Corp	2.125	11/15/22	392,683
400,000	Microsoft Corp	3.625	12/15/23	435,510
500,000	Microsoft Corp	2.700	02/12/25	502,562
500,000	Microsoft Corp	3.500	02/12/35	498,732
500,000	Microsoft Corp	3.500	11/15/42	481,303
300,000	Microsoft Corp	3.750	05/01/43	302,696
400,000	Microsoft Corp	4.875	12/15/43	478,848
750,000	Microsoft Corp	3.750	02/12/45	754,288
750,000	Microsoft Corp	4.000	02/12/55	748,835
1,000,000	Oracle Corp	1.200	10/15/17	1,002,558
320,000	Oracle Corp	5.750	04/15/18	361,502
750,000	Oracle Corp	2.375	01/15/19	768,932
750,000	Oracle Corp	2.250	10/08/19	764,813
1,365,000	Oracle Corp	3.875	07/15/20	1,495,595
500,000	Oracle Corp	2.800	07/08/21	517,857
1,725,000	Oracle Corp	2.500	10/15/22	1,725,086
750,000	Oracle Corp	3.400	07/08/24	788,392
1,250,000	Oracle Corp	4.300	07/08/34	1,356,456
470,000	Oracle Corp	6.125	07/08/39	623,437
500,000	Oracle Corp	4.500	07/08/44	557,347
250,000	Symantec Corp	2.750	06/15/17	254,447
200,000	Symantec Corp	3.950	06/15/22	207,386
250,000	Total System Services, Inc	2.375	06/01/18	251,405
125,000	Total System Services, Inc	3.750	06/01/23	124,741
20,000	Western Union Co	5.930	10/01/16	21,326
500,000	Western Union Co	2.875	12/10/17	516,705
100,000	Western Union Co	3.650	08/22/18	104,997
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Western Union Co	5.253%	04/01/20	$444,484
100,000		Xerox Corp	2.950	03/15/17	102,964
250,000		Xerox Corp	6.350	05/15/18	282,738
100,000		Xerox Corp	2.750	03/15/19	101,816
700,000		Xerox Corp	5.625	12/15/19	792,451
200,000		Xerox Corp	2.800	05/15/20	201,795
500,000		Xerox Corp	2.750	09/01/20	500,699
200,000		Xerox Corp	6.750	12/15/39	247,243
		TOTAL SOFTWARE & SERVICES			38,387,641

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000		Amphenol Corp	2.550	01/30/19	203,671
125,000		Amphenol Corp	3.125	09/15/21	128,116
150,000		Amphenol Corp	4.000	02/01/22	159,720
2,000,000		Apple, Inc	1.050	05/05/17	2,011,246
1,000,000		Apple, Inc	2.100	05/06/19	1,022,404
1,750,000		Apple, Inc	2.850	05/06/21	1,823,374
750,000		Apple, Inc	2.150	02/09/22	740,236
2,250,000		Apple, Inc	3.450	05/06/24	2,387,104
750,000		Apple, Inc	2.500	02/09/25	734,600
750,000		Apple, Inc	4.450	05/06/44	837,095
750,000		Apple, Inc	3.450	02/09/45	713,969
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,817
175,000		CC Holdings GS V LLC	3.849	04/15/23	177,169
443,000		Cisco Systems, Inc	4.950	02/15/19	498,414
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,126,146
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,315,859
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,188,311
600,000		Cisco Systems, Inc	5.900	02/15/39	771,169
900,000		EMC Corp	1.875	06/01/18	910,373
400,000		EMC Corp	2.650	06/01/20	410,770
400,000		EMC Corp	3.375	06/01/23	415,794
750,000		General Electric Co	5.250	12/06/17	827,749
975,000		General Electric Co	2.700	10/09/22	991,675
400,000		General Electric Co	3.375	03/11/24	423,111
1,075,000		General Electric Co	4.125	10/09/42	1,134,744
250,000		General Electric Co	4.500	03/11/44	280,660
300,000		Harris Corp	4.400	12/15/20	324,010
1,900,000		Hewlett-Packard Co	3.000	09/15/16	1,949,913
175,000		Hewlett-Packard Co	2.600	09/15/17	179,398
325,000		Hewlett-Packard Co	2.750	01/14/19	333,191
700,000		Hewlett-Packard Co	3.750	12/01/20	734,086
200,000		Hewlett-Packard Co	4.375	09/15/21	215,610
100,000		Hewlett-Packard Co	4.650	12/09/21	109,487
200,000		Hewlett-Packard Co	4.050	09/15/22	210,914
650,000		Hewlett-Packard Co	6.000	09/15/41	724,480
200,000		Ingram Micro, Inc	5.000	08/10/22	213,042
200,000	g	Keysight Technologies, Inc	3.300	10/30/19	201,480
200,000	g	Keysight Technologies, Inc	4.550	10/30/24	201,525
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	611,243
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	134,845
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	331,895
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		L-3 Communications Corp	3.950%	11/15/16	$103,898
100,000		L-3 Communications Corp	1.500	05/28/17	99,357
420,000		L-3 Communications Corp	5.200	10/15/19	466,487
300,000		L-3 Communications Corp	4.950	02/15/21	331,796
150,000		L-3 Communications Corp	3.950	05/28/24	153,946
100,000		Lexmark International, Inc	6.650	06/01/18	110,486
100,000		Lexmark International, Inc	5.125	03/15/20	107,219
100,000		Motorola Solutions, Inc	3.500	09/01/21	102,505
200,000		Motorola Solutions, Inc	3.750	05/15/22	204,710
250,000		Motorola Solutions, Inc	3.500	03/01/23	250,866
200,000		Motorola Solutions, Inc	4.000	09/01/24	206,664
200,000		Motorola Solutions, Inc	5.500	09/01/44	217,669
200,000		NetApp, Inc	2.000	12/15/17	200,484
200,000		NetApp, Inc	3.375	06/15/21	203,643
200,000		NetApp, Inc	3.250	12/15/22	197,792
500,000		Pitney Bowes, Inc	4.625	03/15/24	524,476
750,000	g	Seagate HDD Cayman	4.750	01/01/25	776,619
200,000	g	Seagate HDD Cayman	5.750	12/01/34	213,788
100,000		Tech Data Corp	3.750	09/21/17	103,020
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	214,578
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	252,207
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	203,729
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	202,130
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	260,809
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	206,951
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			34,725,244

TELECOMMUNICATION SERVICES - 1.3%
500,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	501,217
500,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	500,172
500,000	g	Alibaba Group Holding Ltd	3.125	11/28/21	503,525
500,000	g	Alibaba Group Holding Ltd	3.600	11/28/24	501,614
500,000	g	Alibaba Group Holding Ltd	4.500	11/28/34	503,969
500,000		America Movil SAB de C.V.	2.375	09/08/16	508,195
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,620,505
950,000		America Movil SAB de C.V.	3.125	07/16/22	966,245
440,000		America Movil SAB de C.V.	6.125	03/30/40	545,516
525,000		America Movil SAB de C.V.	4.375	07/16/42	524,926
1,150,000		American Tower Corp	4.500	01/15/18	1,233,032
200,000		American Tower Corp	3.450	09/15/21	204,153
200,000		American Tower Corp	4.700	03/15/22	214,492
250,000		American Tower Corp	3.500	01/31/23	247,809
800,000		American Tower Corp	5.000	02/15/24	874,795
150,000		AT&T, Inc	2.950	05/15/16	153,120
600,000		AT&T, Inc	1.600	02/15/17	601,573
750,000		AT&T, Inc	1.700	06/01/17	752,416
325,000		AT&T, Inc	1.400	12/01/17	323,216
300,000		AT&T, Inc	2.375	11/27/18	304,186
950,000		AT&T, Inc	5.800	02/15/19	1,076,505
500,000		AT&T, Inc	2.300	03/11/19	504,849
500,000		AT&T, Inc	4.450	05/15/21	547,725
4,300,000		AT&T, Inc	3.000	02/15/22	4,314,702
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		AT&T, Inc	2.625%	12/01/22	$389,556
500,000		AT&T, Inc	3.900	03/11/24	524,643
922,000		AT&T, Inc	5.350	09/01/40	1,006,296
1,200,000		AT&T, Inc	5.550	08/15/41	1,349,704
2,066,000		AT&T, Inc	4.300	12/15/42	1,970,123
750,000		AT&T, Inc	4.800	06/15/44	769,324
1,854,000		AT&T, Inc	4.350	06/15/45	1,779,351
300,000		British Telecommunications plc	1.625	06/28/16	302,189
400,000		British Telecommunications plc	5.950	01/15/18	447,275
1,000,000		British Telecommunications plc	2.350	02/14/19	1,016,430
650,000		British Telecommunications plc	9.625	12/15/30	1,070,974
850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	989,572
740,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,125,692
600,000		Embarq Corp	7.995	06/01/36	717,375
700,000		France Telecom S.A.	4.125	09/14/21	769,802
745,000		France Telecom S.A.	9.000	03/01/31	1,150,129
100,000		France Telecom S.A.	5.375	01/13/42	116,151
250,000		Koninklijke KPN NV	8.375	10/01/30	360,057
150,000		Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,517
400,000		Orange S.A.	2.750	02/06/19	414,284
400,000		Orange S.A.	5.500	02/06/44	474,950
300,000		Qwest Corp	6.500	06/01/17	326,926
400,000		Qwest Corp	6.750	12/01/21	458,500
600,000		Rogers Communications, Inc	6.800	08/15/18	695,956
200,000		Rogers Communications, Inc	4.100	10/01/23	213,258
125,000		Rogers Communications, Inc	4.500	03/15/43	128,235
300,000		Rogers Communications, Inc	5.450	10/01/43	351,615
300,000		Rogers Communications, Inc	5.000	03/15/44	330,717
400,000		Telefonica Emisiones SAU	3.192	04/27/18	417,112
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,276,249
500,000		Telefonica Emisiones SAU	4.570	04/27/23	550,203
300,000		Telefonica Emisiones SAU	7.045	06/20/36	414,433
392,000		Telefonica Europe BV	8.250	09/15/30	571,076
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	113,200
500,000		Verizon Communications, Inc	1.350	06/09/17	500,243
700,000		Verizon Communications, Inc	6.350	04/01/19	814,593
200,000		Verizon Communications, Inc	2.550	06/17/19	204,796
6,234,000		Verizon Communications, Inc	2.625	02/21/20	6,346,561
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,760,682
500,000		Verizon Communications, Inc	3.450	03/15/21	522,923
1,000,000		Verizon Communications, Inc	3.000	11/01/21	1,020,251
950,000		Verizon Communications, Inc	3.500	11/01/21	993,023
500,000		Verizon Communications, Inc	2.450	11/01/22	484,661
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,450,196
500,000		Verizon Communications, Inc	3.500	11/01/24	511,683
62,000		Verizon Communications, Inc	6.400	09/15/33	77,391
475,000		Verizon Communications, Inc	5.050	03/15/34	515,819
1,000,000		Verizon Communications, Inc	4.400	11/01/34	1,018,749
2,600,000	g	Verizon Communications, Inc	4.272	01/15/36	2,580,375
380,000		Verizon Communications, Inc	6.250	04/01/37	468,712
300,000		Verizon Communications, Inc	6.000	04/01/41	360,839
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,192,881
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,425,000		Verizon Communications, Inc	3.850%	11/01/42	$1,294,642
326,000		Verizon Communications, Inc	6.550	09/15/43	423,304
1,818,000	g	Verizon Communications, Inc	4.522	09/15/48	1,803,794
2,676,000		Verizon Communications, Inc	5.012	08/21/54	2,776,936
3,154,000	g	Verizon Communications, Inc	4.672	03/15/55	3,089,233
250,000		Vodafone Group plc	1.625	03/20/17	251,481
500,000		Vodafone Group plc	1.250	09/26/17	497,139
400,000		Vodafone Group plc	1.500	02/19/18	399,672
1,500,000		Vodafone Group plc	5.450	06/10/19	1,703,685
650,000		Vodafone Group plc	4.375	03/16/21	720,520
500,000		Vodafone Group plc	2.500	09/26/22	483,563
400,000		Vodafone Group plc	2.950	02/19/23	393,515
150,000		Vodafone Group plc	6.150	02/27/37	182,032
700,000		Vodafone Group plc	4.375	02/19/43	689,691
		TOTAL TELECOMMUNICATION SERVICES			78,303,916

TRANSPORTATION - 0.7%
100,000		ABB Finance USA, Inc	1.625	05/08/17	101,025
500,000		ABB Finance USA, Inc	2.875	05/08/22	510,170
150,000		ABB Finance USA, Inc	4.375	05/08/42	168,394
461,881		American Airlines 2013-1, Cl A Pass Through Trust	4.000	07/15/25	480,356
366,336		American Airlines 2013-2, Cl A Pass Through Trust	4.950	01/15/23	401,138
300,000		American Airlines 2014-1, Cl A Pass Through Trust	3.700	10/01/26	310,500
300,000		American Airlines 2015-1, Cl A Pass Through Trust	3.375	05/01/27	302,250
200,000		Boeing Capital Corp	2.125	08/15/16	203,860
700,000		Boeing Capital Corp	2.900	08/15/18	731,881
750,000		Boeing Co	3.750	11/20/16	786,438
625,000		Boeing Co	0.950	05/15/18	619,694
500,000		Boeing Co	2.850	10/30/24	513,242
100,000		Boeing Co	3.300	03/01/35	99,381
350,000		Boeing Co	5.875	02/15/40	473,882
100,000		Boeing Co	3.500	03/01/45	99,214
555,000		Burlington Northern Santa Fe LLC	4.700	10/01/19	621,663
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	549,381
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	308,260
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	154,586
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	539,578
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	533,629
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	156,554
300,000		Burlington Northern Santa Fe LLC	3.000	04/01/25	302,546
360,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	450,025
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	291,305
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	213,567
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	214,989
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	583,298
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	570,858
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	328,783
500,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	520,184
200,000		Canadian National Railway Co	5.550	05/15/18	224,642
200,000		Canadian National Railway Co	5.550	03/01/19	228,192
100,000		Canadian National Railway Co	2.850	12/15/21	103,859
300,000		Canadian National Railway Co	2.250	11/15/22	295,255
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Canadian National Railway Co	2.950%	11/21/24	$205,300
200,000		Canadian National Railway Co	6.900	07/15/28	280,065
200,000		Canadian National Railway Co	6.250	08/01/34	270,021
250,000		Canadian National Railway Co	3.500	11/15/42	243,180
100,000		Canadian National Railway Co	4.500	11/07/43	115,478
200,000		Canadian Pacific Railway Co	7.250	05/15/19	240,132
300,000		Canadian Pacific Railway Co	2.900	02/01/25	299,250
200,000		Canadian Pacific Railway Co	7.125	10/15/31	276,897
250,000		Canadian Pacific Railway Co	5.950	05/15/37	321,191
100,000		Canadian Pacific Railway Co	5.750	01/15/42	129,423
200,000		Carnival Corp	1.875	12/15/17	200,673
200,000		Carnival Corp	3.950	10/15/20	212,588
383,657		Continental Airlines, Inc	4.750	01/12/21	411,472
28,070		Continental Airlines, Inc	5.983	04/19/22	31,614
463,086		Continental Airlines, Inc	4.150	04/11/24	490,871
189,350		Continental Airlines, Inc	4.000	10/29/24	198,344
100,000		Con-Way, Inc	7.250	01/15/18	113,002
850,000		CSX Corp	7.375	02/01/19	1,020,978
125,000		CSX Corp	3.700	11/01/23	133,498
300,000		CSX Corp	3.400	08/01/24	313,001
100,000		CSX Corp	6.000	10/01/36	128,609
200,000		CSX Corp	6.150	05/01/37	262,021
400,000		CSX Corp	5.500	04/15/41	498,160
350,000		CSX Corp	4.400	03/01/43	381,614
100,000		CSX Corp	4.100	03/15/44	104,162
300,000		CSX Corp	4.500	08/01/54	323,958
340,393		Delta Air Lines, Inc	5.300	04/15/19	370,177
172,967		Delta Air Lines, Inc	4.750	05/07/20	186,588
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	196,632
100,000		Embraer S.A.	5.150	06/15/22	103,625
134,000		FedEx Corp	8.000	01/15/19	162,478
100,000		FedEx Corp	2.300	02/01/20	101,040
300,000		FedEx Corp	4.000	01/15/24	323,844
100,000		FedEx Corp	3.200	02/01/25	101,352
1,000,000		FedEx Corp	4.900	01/15/34	1,126,101
200,000		FedEx Corp	3.900	02/01/35	201,429
200,000		FedEx Corp	3.875	08/01/42	193,032
200,000		FedEx Corp	4.500	02/01/65	198,500
100,000		GATX Corp	3.500	07/15/16	102,750
443,000		GATX Corp	1.250	03/04/17	441,113
100,000		GATX Corp	2.375	07/30/18	101,176
200,000		GATX Corp	2.500	03/15/19	200,327
100,000		GATX Corp	2.600	03/30/20	100,267
225,000		GATX Corp	5.200	03/15/44	252,365
241,927		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	246,161
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	101,846
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	98,655
100,000		Kansas City Southern Railway Co	4.300	05/15/43	105,629
210,000		Norfolk Southern Corp	5.750	04/01/18	235,776
100,000		Norfolk Southern Corp	3.250	12/01/21	104,191
250,000		Norfolk Southern Corp	3.000	04/01/22	256,471
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,299,683
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Norfolk Southern Corp	3.850%	01/15/24	$215,839
81,000	Norfolk Southern Corp	5.590	05/17/25	97,230
16,000	Norfolk Southern Corp	4.837	10/01/41	18,411
750,000	Norfolk Southern Corp	3.950	10/01/42	762,184
200,000	Norfolk Southern Corp	4.800	08/15/43	230,497
250,000	Northrop Grumman Corp	1.750	06/01/18	250,693
650,000	Northrop Grumman Corp	3.500	03/15/21	685,103
400,000	Northrop Grumman Corp	3.250	08/01/23	412,389
100,000	Northrop Grumman Corp	5.050	11/15/40	115,885
400,000	Northrop Grumman Corp	4.750	06/01/43	451,292
300,000	Northrop Grumman Corp	3.850	04/15/45	295,353
50,000	Ryder System, Inc	3.600	03/01/16	51,186
150,000	Ryder System, Inc	2.500	03/01/17	152,832
150,000	Ryder System, Inc	2.500	03/01/18	153,439
200,000	Ryder System, Inc	2.450	11/15/18	203,413
100,000	Ryder System, Inc	2.550	06/01/19	101,489
200,000	Ryder System, Inc	2.450	09/03/19	200,351
100,000	Southwest Airlines Co	2.750	11/06/19	102,276
100,000	Union Pacific Corp	2.250	02/15/19	102,514
331,000	Union Pacific Corp	4.163	07/15/22	370,352
500,000	Union Pacific Corp	2.950	01/15/23	516,415
277,000	Union Pacific Corp	3.646	02/15/24	299,681
200,000	Union Pacific Corp	3.750	03/15/24	218,456
200,000	Union Pacific Corp	3.250	01/15/25	209,454
100,000	Union Pacific Corp	3.375	02/01/35	97,694
100,000	Union Pacific Corp	4.750	09/15/41	116,536
100,000	Union Pacific Corp	4.300	06/15/42	109,264
150,000	Union Pacific Corp	4.250	04/15/43	162,060
250,000	Union Pacific Corp	4.750	12/15/43	291,453
200,000	Union Pacific Corp	4.821	02/01/44	237,648
200,000	Union Pacific Corp	4.850	06/15/44	238,151
200,000	Union Pacific Corp	3.875	02/01/55	195,124
293,070	United Airlines Pass Through Trust	4.300	08/15/25	312,853
300,000	United Airlines Pass Through Trust	3.750	09/03/26	312,750
100,000	United Parcel Service, Inc	1.125	10/01/17	100,636
100,000	United Parcel Service, Inc	5.500	01/15/18	111,746
300,000	United Parcel Service, Inc	5.125	04/01/19	341,130
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,174,215
900,000	United Parcel Service, Inc	2.450	10/01/22	906,192
35,000	United Parcel Service, Inc	6.200	01/15/38	47,510
450,000	United Parcel Service, Inc	3.625	10/01/42	453,315
181,137	US Airways Pass Through Trust	4.625	06/03/25	193,816
291,264	US Airways Pass Through Trust	3.950	11/15/25	302,186
	TOTAL TRANSPORTATION			39,030,302

UTILITIES - 2.4%
370,000	AGL Capital Corp	5.250	08/15/19	416,319
275,000	AGL Capital Corp	4.400	06/01/43	298,244
475,000	Alabama Power Co	3.550	12/01/23	508,260
300,000	Alabama Power Co	5.200	06/01/41	374,260
200,000	Alabama Power Co	3.850	12/01/42	207,005
400,000	Alabama Power Co	3.750	03/01/45	407,413
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Ameren Illinois Co	2.700%	09/01/22	$608,494
200,000	Ameren Illinois Co	3.250	03/01/25	208,960
100,000	Ameren Illinois Co	4.800	12/15/43	119,587
200,000	Ameren Illinois Co	4.300	07/01/44	225,270
500,000	American Water Capital Corp	3.850	03/01/24	538,933
200,000	American Water Capital Corp	3.400	03/01/25	207,186
225,000	American Water Capital Corp	4.300	12/01/42	242,840
50,000	Appalachian Power Co	3.400	05/24/15	50,186
140,000	Appalachian Power Co	7.000	04/01/38	199,598
500,000	Appalachian Power Co	4.400	05/15/44	542,560
150,000	Arizona Public Service Co	8.750	03/01/19	188,975
200,000	Arizona Public Service Co	3.350	06/15/24	210,561
350,000	Arizona Public Service Co	4.500	04/01/42	395,108
200,000	Arizona Public Service Co	4.700	01/15/44	232,575
100,000	Atmos Energy Corp	8.500	03/15/19	124,217
100,000	Atmos Energy Corp	5.500	06/15/41	128,780
125,000	Atmos Energy Corp	4.150	01/15/43	133,405
200,000	Atmos Energy Corp	4.125	10/15/44	213,781
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	106,960
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	420,458
200,000	Berkshire Hathaway Energy Co	1.100	05/15/17	199,952
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	201,577
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	329,707
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	213,190
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	364,481
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	238,297
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	544,382
200,000	Black Hills Corp	4.250	11/30/23	215,294
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	200,164
785,000	Carolina Power & Light Co	5.300	01/15/19	888,082
350,000	Carolina Power & Light Co	3.000	09/15/21	365,726
150,000	Carolina Power & Light Co	2.800	05/15/22	153,116
100,000	Carolina Power & Light Co	4.100	05/15/42	108,832
300,000	Carolina Power & Light Co	4.100	03/15/43	324,753
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	392,048
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	142,690
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	98,658
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	343,171
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	472,191
300,000	Citizens Bank NA	1.600	12/04/17	301,189
300,000	Citizens Bank NA	2.450	12/04/19	303,694
203,000	Cleco Power LLC	6.000	12/01/40	250,916
200,000	CMS Energy Corp	3.875	03/01/24	213,844
100,000	CMS Energy Corp	4.700	03/31/43	113,042
500,000	Commonwealth Edison Co	1.950	09/01/16	508,256
300,000	Commonwealth Edison Co	2.150	01/15/19	306,510
775,000	Commonwealth Edison Co	4.000	08/01/20	847,022
200,000	Commonwealth Edison Co	3.100	11/01/24	206,377
387,000	Commonwealth Edison Co	5.900	03/15/36	508,457
200,000	Commonwealth Edison Co	3.800	10/01/42	205,612
300,000	Commonwealth Edison Co	4.600	08/15/43	349,043
300,000	Commonwealth Edison Co	4.700	01/15/44	357,150
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Commonwealth Edison Co	3.700%	03/01/45	$101,495
200,000		Connecticut Light & Power Co	2.500	01/15/23	198,329
200,000		Connecticut Light & Power Co	4.300	04/15/44	224,211
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	71,137
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,553,114
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	418,758
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	214,199
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	567,694
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	667,234
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	224,627
230,000		Consumers Energy Co	6.125	03/15/19	268,913
150,000		Consumers Energy Co	2.850	05/15/22	153,405
200,000		Consumers Energy Co	3.375	08/15/23	211,894
100,000		Consumers Energy Co	3.125	08/31/24	103,344
250,000		Consumers Energy Co	3.950	05/15/43	264,577
100,000		Consumers Energy Co	4.350	08/31/64	108,944
500,000	g	Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	503,434
550,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	555,972
300,000		Dayton Power & Light Co	1.875	09/15/16	303,199
200,000		Delmarva Power & Light Co	3.500	11/15/23	212,700
400,000		Detroit Edison Co	3.450	10/01/20	426,436
100,000		Detroit Edison Co	2.650	06/15/22	101,183
100,000		Detroit Edison Co	3.950	06/15/42	105,539
250,000		Dignity Health	3.812	11/01/24	262,443
200,000		Dignity Health	5.267	11/01/64	226,051
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	152,896
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	208,729
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	209,862
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	226,073
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	215,892
100,000		Dominion Resources, Inc	1.400	09/15/17	100,103
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,881,446
500,000		Dominion Resources, Inc	2.750	09/15/22	497,354
200,000		Dominion Resources, Inc	3.625	12/01/24	208,709
200,000		Dominion Resources, Inc	5.950	06/15/35	244,911
100,000		Dominion Resources, Inc	4.050	09/15/42	101,200
200,000		Dominion Resources, Inc	4.700	12/01/44	222,771
300,000	i	Dominion Resources, Inc	5.750	10/01/54	320,506
200,000		DTE Electric Co	3.650	03/15/24	215,675
200,000		DTE Electric Co	3.375	03/01/25	211,138
200,000		DTE Electric Co	4.000	04/01/43	211,931
200,000		DTE Electric Co	4.300	07/01/44	222,942
300,000		DTE Electric Co	3.700	03/15/45	306,150
200,000		DTE Energy Co	3.850	12/01/23	213,437
200,000		DTE Energy Co	3.500	06/01/24	207,797
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	139,206
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	530,413
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	309,456
500,000		Duke Energy Corp	2.100	06/15/18	509,481
746,000		Duke Energy Corp	5.050	09/15/19	841,749
300,000		Duke Energy Corp	3.050	08/15/22	309,100
300,000		Duke Energy Corp	3.950	10/15/23	327,448
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Duke Energy Corp	3.750%	04/15/24	$214,082
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	272,202
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	241,944
500,000	Duke Energy Ohio, Inc	3.800	09/01/23	542,492
400,000	Duke Energy Progress, Inc	4.375	03/30/44	454,896
500,000	Duke Energy Progress, Inc	4.150	12/01/44	546,222
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	51,815
100,000	Enbridge, Inc	5.600	04/01/17	107,236
300,000	Enbridge, Inc	4.000	10/01/23	305,085
300,000	Enbridge, Inc	4.500	06/10/44	278,487
400,000	Energy Transfer Partners LP	6.125	02/15/17	431,848
44,000	Energy Transfer Partners LP	9.700	03/15/19	55,307
500,000	Energy Transfer Partners LP	4.650	06/01/21	534,222
200,000	Energy Transfer Partners LP	5.200	02/01/22	217,910
200,000	Energy Transfer Partners LP	3.600	02/01/23	198,120
500,000	Energy Transfer Partners LP	4.900	02/01/24	535,774
400,000	Energy Transfer Partners LP	4.050	03/15/25	403,866
400,000	Energy Transfer Partners LP	4.900	03/15/35	399,095
140,000	Energy Transfer Partners LP	7.500	07/01/38	176,946
450,000	Energy Transfer Partners LP	6.500	02/01/42	522,044
200,000	Energy Transfer Partners LP	5.150	02/01/43	200,346
200,000	Energy Transfer Partners LP	5.950	10/01/43	220,643
400,000	Energy Transfer Partners LP	5.150	03/15/45	403,770
200,000	EnLink Midstream Partners LP	2.700	04/01/19	199,955
200,000	EnLink Midstream Partners LP	4.400	04/01/24	210,235
200,000	EnLink Midstream Partners LP	5.600	04/01/44	221,782
125,000	Entergy Arkansas, Inc	3.750	02/15/21	134,298
300,000	Entergy Arkansas, Inc	3.050	06/01/23	306,544
175,000	Entergy Arkansas, Inc	3.700	06/01/24	187,354
200,000	Entergy Arkansas, Inc	4.950	12/15/44	210,402
200,000	Entergy Corp	3.625	09/15/15	202,317
200,000	Entergy Corp	5.125	09/15/20	222,409
200,000	Entergy Louisiana LLC	4.050	09/01/23	219,712
200,000	Entergy Louisiana LLC	4.950	01/15/45	207,546
225,000	Entergy Texas, Inc	7.125	02/01/19	267,678
300,000	EQT Midstream Partners LP	4.000	08/01/24	297,814
75,000	Exelon Corp	4.900	06/15/15	75,591
200,000	Exelon Generation Co LLC	2.950	01/15/20	203,374
200,000	Exelon Generation Co LLC	4.250	06/15/22	211,028
371,000	Exelon Generation Co LLC	5.600	06/15/42	424,572
400,000	Florida Power & Light Co	2.750	06/01/23	409,581
500,000	Florida Power & Light Co	3.250	06/01/24	529,271
247,000	Florida Power & Light Co	4.950	06/01/35	294,974
400,000	Florida Power & Light Co	5.250	02/01/41	507,378
100,000	Florida Power & Light Co	4.125	02/01/42	110,855
200,000	Florida Power & Light Co	4.050	06/01/42	216,682
450,000	Florida Power & Light Co	3.800	12/15/42	469,093
400,000	Florida Power & Light Co	4.050	10/01/44	434,249
29,000	Florida Power Corp	5.650	06/15/18	32,859
1,200,000	Florida Power Corp	3.100	08/15/21	1,259,684
165,000	Florida Power Corp	6.400	06/15/38	234,346
300,000	Florida Power Corp	3.850	11/15/42	311,566
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		FS Investment Corp	4.250%	01/15/20	$203,425
900,000		Georgia Power Co	5.700	06/01/17	986,671
177,000		Georgia Power Co	5.950	02/01/39	233,028
700,000		Georgia Power Co	4.300	03/15/43	758,953
200,000		Great Plains Energy, Inc	4.850	06/01/21	223,676
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	229,596
80,000		Indiana Michigan Power Co	7.000	03/15/19	95,317
200,000		Indiana Michigan Power Co	3.200	03/15/23	205,383
750,000		Industrial & Commercial Bank of China Ltd	2.351	11/13/17	755,012
250,000		Industrial & Commercial Bank of China Ltd	3.231	11/13/19	257,212
70,000		Integrys Energy Group, Inc	4.170	11/01/20	75,576
300,000		Interstate Power & Light Co	3.250	12/01/24	308,426
100,000		Interstate Power & Light Co	6.250	07/15/39	142,593
200,000		Interstate Power & Light Co	4.700	10/15/43	238,033
200,000		ITC Holdings Corp	4.050	07/01/23	212,376
300,000		ITC Holdings Corp	3.650	06/15/24	310,928
225,000		Kansas City Power & Light Co	3.150	03/15/23	226,903
100,000		Kansas City Power & Light Co	5.300	10/01/41	117,879
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,613
175,000		Kentucky Utilities Co	4.650	11/15/43	207,209
250,000		KeySpan Corp	5.803	04/01/35	306,054
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	442,152
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	300,463
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	609,046
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	503,971
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	112,706
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,218,770
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	344,087
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	196,077
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	306,641
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	511,267
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	608,896
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	317,171
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	194,251
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	488,385
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	418,440
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	207,231
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,830
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,423,818
400,000		Kinder Morgan, Inc	4.300	06/01/25	410,578
800,000		Kinder Morgan, Inc	5.300	12/01/34	826,536
300,000		Kinder Morgan, Inc	5.550	06/01/45	316,342
320,000		LG&E and KU Energy LLC	3.750	11/15/20	338,646
125,000		Louisville Gas & Electric Co	4.650	11/15/43	148,627
880,000		Metropolitan Edison Co	7.700	01/15/19	1,051,530
300,000		MidAmerican Energy Co	2.400	03/15/19	308,371
200,000		MidAmerican Energy Co	3.700	09/15/23	217,855
200,000		MidAmerican Energy Co	3.500	10/15/24	213,545
200,000		MidAmerican Energy Co	4.400	10/15/44	227,062
200,000		MidAmerican Energy Co	4.800	09/15/43	238,986
350,000		MidAmerican Energy Holdings Co	5.750	04/01/18	393,161
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,313,457
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		MidAmerican Energy Holdings Co	6.500%	09/15/37	$406,176
750,000		Mississippi Power Co	4.250	03/15/42	775,996
100,000		National Fuel Gas Co	4.900	12/01/21	109,899
200,000		National Fuel Gas Co	3.750	03/01/23	200,276
820,000		Nevada Power Co	6.500	08/01/18	948,757
45,000		Nevada Power Co	7.125	03/15/19	53,867
230,000		Nevada Power Co	5.375	09/15/40	292,363
300,000		New York and Presbyterian Hospital	4.024	08/01/45	302,691
200,000		NextEra Energy Capital Holdings, Inc	2.400	09/15/19	202,346
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	102,464
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	552,025
350,000		NiSource Finance Corp	6.400	03/15/18	397,875
150,000		NiSource Finance Corp	6.125	03/01/22	180,131
400,000		NiSource Finance Corp	3.850	02/15/23	422,160
100,000		NiSource Finance Corp	5.950	06/15/41	128,688
200,000		NiSource Finance Corp	5.250	02/15/43	238,063
150,000		NiSource Finance Corp	4.800	02/15/44	168,652
300,000		NiSource Finance Corp	5.650	02/01/45	382,674
300,000		Northeast Utilities	2.800	05/01/23	297,442
100,000		Northeast Utilities	3.150	01/15/25	100,992
150,000		Northern States Power Co	2.150	08/15/22	147,690
300,000		Northern States Power Co	2.600	05/15/23	302,863
425,000		Northern States Power Co	5.350	11/01/39	551,558
200,000		Northern States Power Co	3.400	08/15/42	195,882
300,000		Northern States Power Co	4.125	05/15/44	328,965
200,000		NorthWestern Corp	4.176	11/15/44	217,883
150,000		NSTAR Electric Co	5.625	11/15/17	166,983
200,000		NSTAR Electric Co	2.375	10/15/22	197,148
500,000		Oglethorpe Power Corp	4.200	12/01/42	509,233
300,000		Oglethorpe Power Corp	4.550	06/01/44	326,185
250,000		Ohio Edison Co	8.250	10/15/38	401,037
600,000		Ohio Power Co	5.375	10/01/21	708,010
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	123,537
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	411,233
200,000		Oklahoma Gas & Electric Co	4.000	12/15/44	212,330
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	233,550
100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	100,749
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	164,501
400,000	g	Oncor Electric Delivery Co LLC	2.950	04/01/25	403,826
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	101,139
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	122,091
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	620,455
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	188,858
100,000		ONEOK Partners LP	2.000	10/01/17	99,706
200,000		ONEOK Partners LP	3.200	09/15/18	202,414
400,000		ONEOK Partners LP	3.375	10/01/22	379,501
200,000		ONEOK Partners LP	5.000	09/15/23	209,397
200,000		ONEOK Partners LP	4.900	03/15/25	202,365
130,000		ONEOK Partners LP	6.650	10/01/36	138,051
250,000		ONEOK Partners LP	6.850	10/15/37	272,221
100,000		ONEOK Partners LP	6.125	02/01/41	101,784
355,000		Pacific Gas & Electric Co	8.250	10/15/18	433,421
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Pacific Gas & Electric Co	3.250%	06/15/23	$413,404
175,000	Pacific Gas & Electric Co	3.850	11/15/23	186,843
200,000	Pacific Gas & Electric Co	3.750	02/15/24	213,043
500,000	Pacific Gas & Electric Co	3.400	08/15/24	521,216
420,000	Pacific Gas & Electric Co	6.050	03/01/34	548,766
600,000	Pacific Gas & Electric Co	5.400	01/15/40	739,078
400,000	Pacific Gas & Electric Co	4.500	12/15/41	441,856
150,000	Pacific Gas & Electric Co	3.750	08/15/42	149,800
400,000	Pacific Gas & Electric Co	4.600	06/15/43	447,784
200,000	Pacific Gas & Electric Co	5.125	11/15/43	240,925
300,000	Pacific Gas & Electric Co	4.750	02/15/44	345,771
200,000	Pacific Gas & Electric Co	4.300	03/15/45	215,253
250,000	PacifiCorp	2.950	02/01/22	258,736
200,000	PacifiCorp	2.950	06/01/23	205,417
300,000	PacifiCorp	3.600	04/01/24	321,434
850,000	PacifiCorp	6.000	01/15/39	1,146,223
150,000	PECO Energy Co	2.375	09/15/22	149,043
200,000	PECO Energy Co	4.800	10/15/43	237,471
200,000	PECO Energy Co	4.150	10/01/44	220,362
165,000	Pepco Holdings, Inc	2.700	10/01/15	166,312
300,000	PG&E Corp	2.400	03/01/19	303,795
200,000	Phillips 66 Partners LP	2.646	02/15/20	200,842
300,000	Phillips 66 Partners LP	4.680	02/15/45	300,818
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	164,189
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	239,777
200,000	Potomac Electric Power Co	3.600	03/15/24	213,242
65,000	Potomac Electric Power Co	7.900	12/15/38	105,918
500,000	Potomac Electric Power Co	4.150	03/15/43	540,099
300,000	PPL Capital Funding, Inc	4.200	06/15/22	326,784
200,000	PPL Capital Funding, Inc	3.500	12/01/22	208,468
400,000	PPL Capital Funding, Inc	3.400	06/01/23	414,736
100,000	PPL Capital Funding, Inc	3.950	03/15/24	107,937
200,000	PPL Electric Utilities Corp	2.500	09/01/22	199,275
300,000	PPL Electric Utilities Corp	4.750	07/15/43	353,891
200,000	PPL Electric Utilities Corp	4.125	06/15/44	220,494
100,000	PPL Energy Supply LLC	4.600	12/15/21	91,739
300,000	Progress Energy, Inc	3.150	04/01/22	309,233
900,000	Progress Energy, Inc	7.750	03/01/31	1,302,619
200,000	PSEG Power LLC	5.320	09/15/16	212,026
100,000	PSEG Power LLC	2.450	11/15/18	101,330
150,000	Public Service Co of Colorado	2.250	09/15/22	148,637
200,000	Public Service Co of Colorado	2.500	03/15/23	200,727
150,000	Public Service Co of Colorado	3.600	09/15/42	151,632
100,000	Public Service Co of Colorado	4.300	03/15/44	113,935
300,000	Public Service Co of New Hampshire	3.500	11/01/23	319,448
520,000	Public Service Co of Oklahoma	5.150	12/01/19	587,120
100,000	Public Service Co of Oklahoma	4.400	02/01/21	111,049
150,000	Public Service Co of Oklahoma	6.625	11/15/37	206,498
220,000	Public Service Electric & Gas Co	5.300	05/01/18	245,546
200,000	Public Service Electric & Gas Co	2.300	09/15/18	205,692
500,000	Public Service Electric & Gas Co	1.800	06/01/19	503,160
200,000	Public Service Electric & Gas Co	2.000	08/15/19	202,926
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Public Service Electric & Gas Co	3.750%	03/15/24	$218,924
200,000		Public Service Electric & Gas Co	3.150	08/15/24	207,912
410,000		Public Service Electric & Gas Co	5.375	11/01/39	527,426
200,000		Public Service Electric & Gas Co	3.950	05/01/42	215,202
100,000		Public Service Electric & Gas Co	3.650	09/01/42	101,959
200,000		Public Service Electric & Gas Co	3.800	01/01/43	208,680
200,000		Public Service Electric & Gas Co	4.000	06/01/44	215,966
250,000		Puget Sound Energy, Inc	5.757	10/01/39	332,950
700,000		Puget Sound Energy, Inc	4.434	11/15/41	790,014
150,000		San Diego Gas & Electric Co	3.000	08/15/21	156,939
400,000		San Diego Gas & Electric Co	3.600	09/01/23	430,056
305,000		San Diego Gas & Electric Co	5.350	05/15/40	396,462
100,000		San Diego Gas & Electric Co	3.950	11/15/41	106,354
300,000		SCANA Corp	4.750	05/15/21	327,005
100,000		SCANA Corp	4.125	02/01/22	105,125
250,000		Scottish Power Ltd	5.810	03/15/25	294,697
605,000		Sempra Energy	2.300	04/01/17	617,004
400,000		Sempra Energy	2.400	03/15/20	404,440
150,000		Sempra Energy	2.875	10/01/22	149,957
500,000		Sempra Energy	4.050	12/01/23	541,973
200,000		Sempra Energy	3.550	06/15/24	209,442
260,000		Sempra Energy	6.000	10/15/39	334,161
125,000		Sierra Pacific Power Co	3.375	08/15/23	131,765
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	61,082
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	156,166
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	271,324
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	339,173
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	216,058
464,303		Southaven Combined Cycle Generation LLC	3.846	08/15/33	499,860
200,000		Southern California Edison Co	1.125	05/01/17	200,837
250,000		Southern California Edison Co	5.500	08/15/18	282,257
280,000		Southern California Edison Co	3.875	06/01/21	307,093
500,000		Southern California Edison Co	2.400	02/01/22	500,867
400,000		Southern California Edison Co	3.500	10/01/23	427,280
185,000		Southern California Edison Co	6.050	03/15/39	249,970
300,000		Southern California Edison Co	4.500	09/01/40	340,493
500,000		Southern California Edison Co	3.900	12/01/41	526,213
200,000		Southern California Edison Co	4.050	03/15/42	214,443
500,000		Southern California Edison Co	3.900	03/15/43	524,687
450,000		Southern California Edison Co	3.600	02/01/45	451,813
200,000		Southern California Gas Co	3.150	09/15/24	208,146
150,000		Southern California Gas Co	3.750	09/15/42	154,760
200,000		Southern California Gas Co	4.450	03/15/44	231,289
100,000		Southern Co	1.950	09/01/16	101,539
300,000		Southern Co	2.450	09/01/18	309,174
108,000	g	Southern Natural Gas Co	5.900	04/01/17	116,093
550,000		Southern Natural Gas Co	4.400	06/15/21	574,373
100,000		Southern Natural Gas Co	8.000	03/01/32	124,391
250,000		Southwest Gas Corp	3.875	04/01/22	267,523
250,000		Southwestern Electric Power Co	5.550	01/15/17	269,414
400,000		Southwestern Electric Power Co	6.200	03/15/40	532,112
600,000		Southwestern Public Service Co	4.500	08/15/41	689,441
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$60,000		Spectra Energy Capital LLC	6.200%	04/15/18	$66,634
600,000		Spectra Energy Capital LLC	3.300	03/15/23	564,648
200,000		Spectra Energy Partners LP	2.950	09/25/18	206,131
200,000		Spectra Energy Partners LP	4.750	03/15/24	219,634
400,000		Spectra Energy Partners LP	3.500	03/15/25	401,992
200,000		Spectra Energy Partners LP	5.950	09/25/43	242,157
200,000		Spectra Energy Partners LP	4.500	03/15/45	203,024
150,000		System Energy Resources, Inc	4.100	04/01/23	156,977
200,000		Tampa Electric Co	5.400	05/15/21	236,329
100,000		Tampa Electric Co	2.600	09/15/22	98,669
100,000		Tampa Electric Co	4.100	06/15/42	108,031
175,000		Tampa Electric Co	4.350	05/15/44	195,577
300,000		TC PipeLines LP	4.375	03/13/25	302,975
200,000		TECO Finance, Inc	5.150	03/15/20	226,334
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	246,127
12,000		Toledo Edison Co	7.250	05/01/20	14,511
300,000		Toledo Edison Co	6.150	05/15/37	374,324
300,000		Total Capital S.A.	2.125	08/10/18	306,495
200,000		Total Capital S.A.	4.450	06/24/20	223,424
100,000		Total Capital S.A.	4.125	01/28/21	110,333
200,000		TransAlta Corp	1.900	06/03/17	198,753
350,000		TransAlta Corp	6.650	05/15/18	388,960
300,000		TransAlta Corp	4.500	11/15/22	295,635
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	114,157
100,000	g	Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	104,749
200,000	g	Tucson Electric Power Co	3.050	03/15/25	200,690
300,000		Union Electric Co	3.500	04/15/24	321,988
100,000		Union Electric Co	8.450	03/15/39	175,659
100,000		Union Electric Co	3.900	09/15/42	104,707
100,000		United Utilities plc	6.875	08/15/28	121,397
200,000		Virginia Electric and Power Co	1.200	01/15/18	199,584
309,000		Virginia Electric and Power Co	2.750	03/15/23	312,765
500,000		Virginia Electric and Power Co	3.450	02/15/24	530,606
350,000		Virginia Electric and Power Co	6.000	05/15/37	470,327
160,000		Virginia Electric and Power Co	4.000	01/15/43	168,921
250,000		Virginia Electric and Power Co	4.650	08/15/43	291,113
400,000		Virginia Electric and Power Co	4.450	02/15/44	450,800
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	151,342
375,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	383,099
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	514,757
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	413,581
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	422,812
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	431,787
200,000	g	Washington Prime Group LP	3.850	04/01/20	201,760
500,000		Westar Energy, Inc	4.125	03/01/42	536,210
175,000		Westar Energy, Inc	4.100	04/01/43	187,850
200,000		Western Gas Partners LP	2.600	08/15/18	202,938
450,000		Western Gas Partners LP	4.000	07/01/22	457,429
100,000		Western Gas Partners LP	5.450	04/01/44	106,201
225,000		Western Massachusetts Electric Co	3.500	09/15/21	239,335
35,000		Williams Cos, Inc	7.875	09/01/21	40,630
475,000		Williams Cos, Inc	3.700	01/15/23	439,090
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Williams Cos, Inc	4.550%	06/24/24	$340,240
300,000	Williams Cos, Inc	7.750	06/15/31	344,125
350,000	Williams Cos, Inc	5.750	06/24/44	331,638
70,000	Williams Partners LP	7.250	02/01/17	76,891
530,000	Williams Partners LP	5.250	03/15/20	583,489
600,000	Williams Partners LP	4.000	11/15/21	615,911
750,000	Williams Partners LP	3.600	03/15/22	745,331
200,000	Williams Partners LP	3.350	08/15/22	193,586
300,000	Williams Partners LP	4.500	11/15/23	311,061
300,000	Williams Partners LP	4.300	03/04/24	299,348
500,000	Williams Partners LP	3.900	01/15/25	488,866
750,000	Williams Partners LP	4.000	09/15/25	735,575
300,000	Williams Partners LP	5.800	11/15/43	313,428
300,000	Williams Partners LP	5.400	03/04/44	300,964
500,000	Williams Partners LP	4.900	01/15/45	468,922
300,000	Wisconsin Electric Power Co	1.700	06/15/18	302,056
200,000	Wisconsin Electric Power Co	5.625	05/15/33	257,341
200,000	Wisconsin Electric Power Co	3.650	12/15/42	203,230
100,000	Wisconsin Electric Power Co	4.250	06/01/44	112,496
200,000	Wisconsin Power & Light Co	2.250	11/15/22	195,883
100,000	Wisconsin Power & Light Co	4.100	10/15/44	108,516
200,000	Wisconsin Public Service Corp	3.671	12/01/42	203,609
200,000	Wisconsin Public Service Corp	4.752	11/01/44	240,163
200,000	Xcel Energy, Inc	0.750	05/09/16	200,028
100,000	Xcel Energy, Inc	4.700	05/15/20	111,955
100,000	Xcel Energy, Inc	4.800	09/15/41	115,897
	TOTAL UTILITIES			141,303,040

	TOTAL CORPORATE BONDS			1,422,052,663
	(Cost $1,363,493,391)

GOVERNMENT BONDS - 72.7%

AGENCY SECURITIES - 2.9%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	251,668
3,000,000	Federal Farm Credit Bank (FFCB)	1.500	11/16/15	3,023,052
1,475,000	FFCB	4.875	12/16/15	1,522,982
1,600,000	FFCB	1.050	03/28/16	1,610,926
7,650,000	Federal Home Loan Bank (FHLB)	2.875	06/12/15	7,691,555
6,215,000	FHLB	0.375	08/28/15	6,219,220
1,000,000	FHLB	5.375	05/18/16	1,055,990
95,000	FHLB	4.750	12/16/16	101,784
500,000	FHLB	4.875	05/17/17	543,698
1,000,000	FHLB	0.750	09/08/17	996,893
2,745,000	FHLB	5.000	11/17/17	3,037,551
4,000,000	FHLB	1.625	06/14/19	4,050,156
5,005,000	FHLB	5.500	07/15/36	7,020,433
108,000	Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	109,341
125,000	FHLMC	4.750	11/17/15	128,498
132,000	FHLMC	4.750	01/19/16	136,619
6,213,000	FHLMC	5.250	04/18/16	6,529,018
127,000	FHLMC	5.500	07/18/16	135,220
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,736,000		FHLMC	5.125%	10/18/16	$17,938,298
20,000,000		FHLMC	0.875	03/07/18	19,964,580
4,500,000		FHLMC	1.250	08/01/19	4,492,769
10,000,000		Federal National Mortgage Association (FNMA)	0.500	05/27/15	10,006,050
5,000,000		FNMA	0.500	07/02/15	5,004,350
8,000,000		FNMA	0.375	12/21/15	8,004,440
5,000,000		FNMA	2.250	03/15/16	5,088,750
10,215,000		FNMA	5.000	03/15/16	10,665,073
150,000		FNMA	5.000	05/11/17	163,474
4,340,000		FNMA	5.375	06/12/17	4,775,727
8,000,000		FNMA	1.625	11/27/18	8,126,000
11,000,000	j	FNMA	0.000	10/09/19	10,108,054
2,310,000	i	FNMA	2.301	09/25/22	2,322,169
3,000,000		FNMA	2.625	09/06/24	3,104,742
5,000,000		FNMA	6.625	11/15/30	7,527,025
1,000,000		FNMA	5.625	07/15/37	1,436,460
815,000		Financing Corp	9.400	02/08/18	1,005,725
825,000		Financing Corp	9.800	04/06/18	1,040,386
815,000		Financing Corp	10.350	08/03/18	1,061,785
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,948,365
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	522,817
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	453,173
590,000		PEFCO	2.250	12/15/17	606,817
175,000		PEFCO	1.450	08/15/19	173,625
550,000		PEFCO	2.250	03/15/20	562,302
400,000		PEFCO	2.050	11/15/22	392,660
250,000		Ukraine Government AID Bonds	1.844	05/16/19	254,297
800,000		Israel Government AID Bond	5.500	09/18/23	994,929
300,000		Israel Government AID Bond	5.500	04/26/24	376,696
500,000		Tunisia Government AID Bonds	2.452	07/24/21	515,254
		TOTAL AGENCY SECURITIES			172,801,396

FOREIGN GOVERNMENT BONDS - 4.7%
250,000		African Development Bank	1.250	09/02/16	252,525
1,200,000		African Development Bank	1.125	03/15/17	1,209,341
500,000		African Development Bank	0.875	05/15/17	500,804
500,000		African Development Bank	1.625	10/02/18	507,605
500,000		African Development Bank	1.375	02/12/20	497,443
450,000		African Development Bank	2.375	09/23/21	466,940
1,750,000		Asian Development Bank	2.500	03/15/16	1,785,350
2,000,000		Asian Development Bank	1.125	03/15/17	2,015,298
1,000,000		Asian Development Bank	1.875	04/12/19	1,023,051
500,000		Asian Development Bank	1.500	01/22/20	501,200
1,500,000		Asian Development Bank	1.375	03/23/20	1,492,170
1,000,000		Asian Development Bank	2.125	11/24/21	1,019,652
600,000		Asian Development Bank	1.875	02/18/22	603,638
500,000		Asian Development Bank	2.000	01/22/25	499,507
75,000		Asian Development Bank	5.820	06/16/28	100,240
906,000		Brazilian Government International Bond	5.875	01/15/19	996,600
2,090,000		Brazilian Government International Bond	4.875	01/22/21	2,194,500
1,424,000		Brazilian Government International Bond	4.250	01/07/25	1,395,520
2,730,000		Brazilian Government International Bond	5.625	01/07/41	2,777,775
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,152,000	Brazilian Government International Bond	5.000%	01/27/45	$1,065,600
850,000	Canada Government International Bond	0.875	02/14/17	854,179
1,000,000	Canada Government International Bond	1.125	03/19/18	1,004,102
1,000,000	Canada Government International Bond	1.625	02/27/19	1,014,840
300,000	Chile Government International Bond	2.250	10/30/22	297,750
880,000	Chile Government International Bond	3.125	03/27/25	921,800
300,000	Chile Government International Bond	3.625	10/30/42	294,750
850,000	China Development Bank	5.000	10/15/15	867,499
450,000	Colombia Government International Bond	7.375	03/18/19	531,675
900,000	Colombia Government International Bond	4.375	07/12/21	954,900
600,000	Colombia Government International Bond	2.625	03/15/23	565,200
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,288,750
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,481,250
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,285,125
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,233,000
30,000	Corp Andina de Fomento	5.125	05/05/15	30,068
500,000	Corp Andina de Fomento	3.750	01/15/16	512,398
500,000	Corp Andina de Fomento	1.500	08/08/17	501,874
527,000	Corp Andina de Fomento	4.375	06/15/22	575,483
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,019,330
500,000	Council of Europe Development Bank	1.500	06/19/17	506,993
500,000	Council of Europe Development Bank	1.000	03/07/18	499,525
500,000	Council of Europe Development Bank	1.125	05/31/18	500,180
300,000	Development Bank of Japan	5.125	02/01/17	323,200
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,268
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,531,047
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,013,095
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	498,656
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	507,929
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	506,033
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,302,150
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	501,500
4,000,000	European Investment Bank	1.125	04/15/15	4,000,000
5,000,000	European Investment Bank	1.625	09/01/15	5,028,150
5,500,000	European Investment Bank	1.375	10/20/15	5,533,495
4,000,000	European Investment Bank	2.250	03/15/16	4,070,920
1,000,000	European Investment Bank	0.625	04/15/16	1,002,730
2,200,000	European Investment Bank	1.750	03/15/17	2,244,849
2,500,000	European Investment Bank	0.875	04/18/17	2,508,325
700,000	European Investment Bank	1.000	08/17/17	703,297
750,000	European Investment Bank	1.000	03/15/18	749,715
500,000	European Investment Bank	1.000	06/15/18	498,924
1,000,000	European Investment Bank	1.875	03/15/19	1,022,660
1,000,000	European Investment Bank	2.875	09/15/20	1,068,518
500,000	European Investment Bank	2.500	04/15/21	522,977
2,500,000	European Investment Bank	2.125	10/15/21	2,559,112
2,000,000	European Investment Bank	3.250	01/29/24	2,205,974
500,000	European Investment Bank	2.500	10/15/24	520,628
1,705,000	European Investment Bank	4.875	02/15/36	2,294,582
545,000	Export Development Canada	2.250	05/28/15	546,657
300,000	Export Development Canada	0.500	09/15/15	300,417
250,000	Export Development Canada	1.250	10/26/16	252,521
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Export Development Canada	0.625%	12/15/16	$499,809
1,300,000	Export Development Canada	0.750	12/15/17	1,293,643
500,000	Export Development Canada	1.750	08/19/19	507,503
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,105,786
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,866
400,000	Export-Import Bank of Korea	3.750	10/20/16	415,198
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,793
400,000	Export-Import Bank of Korea	2.875	09/17/18	413,635
775,000	Export-Import Bank of Korea	5.125	06/29/20	886,347
300,000	Export-Import Bank of Korea	5.000	04/11/22	347,156
500,000	Export-Import Bank of Korea	4.000	01/14/24	550,910
750,000	Export-Import Bank of Korea	2.875	01/21/25	752,581
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,703,287
451,667	Federative Republic of Brazil	8.000	01/15/18	487,800
100,000	Finland Government International Bond	6.950	02/15/26	135,455
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,553
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,753,003
500,000	Hydro Quebec	2.000	06/30/16	508,728
270,000	Hydro Quebec	9.400	02/01/21	369,177
200,000	Hydro Quebec	8.500	12/01/29	315,656
1,800,000	Hydro-Quebec	1.375	06/19/17	1,816,891
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,514,567
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,507,273
500,000	Inter-American Development Bank	1.250	01/16/18	504,160
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,056,028
750,000	Inter-American Development Bank	1.500	09/25/18	758,153
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,223,095
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,017,244
750,000	Inter-American Development Bank	1.375	07/15/20	744,038
500,000	Inter-American Development Bank	2.125	01/15/25	502,021
700,000	Inter-American Development Bank	3.200	08/07/42	722,172
300,000	Inter-American Development Bank	4.375	01/24/44	383,749
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,210,925
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,135,599
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	955,556
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,537,089
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,022,780
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,545,651
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	563,560
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	517,506
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,656,493
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,082,416
1,700,000	International Finance Corp	2.750	04/20/15	1,701,627
2,750,000	International Finance Corp	1.125	11/23/16	2,767,894
500,000	International Finance Corp	1.250	07/16/18	502,129
2,000,000	International Finance Corp	1.750	09/04/18	2,025,190
400,000	Israel Government International Bond	5.125	03/26/19	453,000
705,000	Israel Government International Bond	4.000	06/30/22	779,237
300,000	Israel Government International Bond	3.150	06/30/23	312,240
300,000	Israel Government International Bond	4.500	01/30/43	319,185
1,200,000	Italian Republic	5.250	09/20/16	1,272,521
1,374,000	Italian Republic	5.375	06/15/33	1,672,419
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Italy Government International Bond	4.750%	01/25/16	$1,547,490
430,000	Italy Government International Bond	5.375	06/12/17	467,515
500,000	Italy Government International Bond	6.875	09/27/23	646,259
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,107,429
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,905,710
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,063,412
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,148,045
500,000	Japan Bank for International Cooperation	2.125	02/10/25	497,060
600,000	Japan Finance Corp	2.250	07/13/16	612,275
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	976,306
3,600,000	KFW	0.625	04/24/15	3,600,900
3,000,000	KFW	1.250	10/26/15	3,016,920
1,000,000	KFW	0.500	04/19/16	1,000,960
1,350,000	KFW	4.875	01/17/17	1,450,609
4,500,000	KFW	1.250	02/15/17	4,546,638
1,000,000	KFW	0.875	12/15/17	998,202
2,000,000	KFW	1.000	06/11/18	1,995,854
1,105,000	KFW	4.500	07/16/18	1,223,916
500,000	KFW	1.750	10/15/19	507,583
6,925,000	KFW	4.000	01/27/20	7,736,125
1,000,000	KFW	2.750	10/01/20	1,061,372
1,600,000	KFW	2.625	01/25/22	1,687,930
2,750,000	KFW	2.000	10/04/22	2,781,424
2,000,000	KFW	2.500	11/20/24	2,082,184
475,000	Korea Development Bank	4.375	08/10/15	480,975
235,000	Korea Development Bank	3.250	03/09/16	239,683
400,000	Korea Development Bank	3.500	08/22/17	417,134
300,000	Korea Development Bank	1.500	01/22/18	298,215
400,000	Korea Development Bank	3.000	03/17/19	415,563
500,000	Korea Development Bank	2.500	03/11/20	508,802
200,000	Korea Development Bank	3.000	09/14/22	204,772
500,000	Korea Development Bank	3.750	01/22/24	539,095
3,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	3,267,287
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	508,588
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	998,115
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	498,762
150,000	Mexico Government International Bond	5.750	10/12/10	163,875
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,041,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,649,138
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,343,880
2,000,000	Mexico Government International Bond	3.600	01/30/25	2,052,500
461,000	Mexico Government International Bond	6.750	09/27/34	615,435
730,000	Mexico Government International Bond	6.050	01/11/40	901,550
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,547,700
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,967,455
505,000	Mexico Government International Bond	4.600	01/23/46	517,625
500,000	Nordic Investment Bank	2.250	03/15/16	508,740
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,491,587
500,000	Nordic Investment Bank	2.250	09/30/21	515,222
2,300,000	North American Development Bank	2.400	10/26/22	2,273,361
1,100,000	Panama Government International Bond	5.200	01/30/20	1,223,750
250,000	Panama Government International Bond	4.000	09/22/24	261,875
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Panama Government International Bond	3.750%	03/16/25	$1,025,000
300,000	Panama Government International Bond	7.125	01/29/26	390,375
692,000	Panama Government International Bond	6.700	01/26/36	906,520
400,000	Panama Government International Bond	4.300	04/29/53	386,000
520,000	Peruvian Government International Bond	7.125	03/30/19	621,400
925,000	Peruvian Government International Bond	7.350	07/21/25	1,258,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,464,375
700,000	Peruvian Government International Bond	5.625	11/18/50	854,000
225,000	Philippine Government International Bond	4.200	01/21/24	252,000
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,372,188
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,333,084
380,000	Poland Government International Bond	3.875	07/16/15	383,628
1,985,000	Poland Government International Bond	6.375	07/15/19	2,334,856
67,000	Poland Government International Bond	5.125	04/21/21	76,970
390,000	Poland Government International Bond	5.000	03/23/22	448,013
490,000	Poland Government International Bond	3.000	03/17/23	502,985
1,000,000	Poland Government International Bond	4.000	01/22/24	1,098,000
400,000	Province of British Columbia Canada	1.200	04/25/17	402,943
200,000	Province of British Columbia Canada	2.650	09/22/21	209,789
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,801,793
500,000	Province of Manitoba Canada	4.900	12/06/16	534,726
500,000	Province of Manitoba Canada	1.125	06/01/18	498,973
500,000	Province of Manitoba Canada	1.750	05/30/19	505,789
300,000	Province of Manitoba Canada	3.050	05/14/24	318,102
200,000	Province of New Brunswick Canada	5.200	02/21/17	216,235
200,000	Province of New Brunswick Canada	2.750	06/15/18	209,490
50,000	Province of Nova Scotia Canada	5.125	01/26/17	53,916
200,000	Province of Nova Scotia Canada	8.250	07/30/22	275,127
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,019,422
2,300,000	Province of Ontario Canada	1.600	09/21/16	2,331,078
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,302,526
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,022,374
1,000,000	Province of Ontario Canada	1.650	09/27/19	1,003,970
230,000	Province of Ontario Canada	4.400	04/14/20	260,077
800,000	Province of Ontario Canada	2.450	06/29/22	820,048
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,613,760
385,000	Province of Quebec Canada	5.125	11/14/16	412,166
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,251,498
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,216,772
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,133,558
200,000	Province of Quebec Canada	7.125	02/09/24	269,110
500,000	Province of Quebec Canada	2.875	10/16/24	522,995
201,000	Province of Quebec Canada	7.500	09/15/29	304,750
100,000	Province of Saskatchewan Canada	8.500	07/15/22	140,475
200,000	Region of Lombardy Italy	5.804	10/25/32	229,329
700,000	Republic of Korea	7.125	04/16/19	844,620
500,000	Republic of Korea	3.875	09/11/23	554,300
400,000	Republic of Korea	4.125	06/10/44	483,308
800,000	Republic of Turkey	7.500	07/14/17	890,080
1,010,000	South Africa Government International Bond	6.875	05/27/19	1,161,399
225,000	South Africa Government International Bond	5.500	03/09/20	246,796
500,000	South Africa Government International Bond	4.665	01/17/24	528,750
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		South Africa Government International Bond	5.875%	09/16/25	$343,560
300,000		South Africa Government International Bond	6.250	03/08/41	360,000
525,000		South Africa Government International Bond	5.375	07/24/44	564,165
625,000		Svensk Exportkredit AB	5.125	03/01/17	676,218
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,018,157
425,000		Svensk Exportkredit AB	1.125	04/05/18	424,500
500,000		Svensk Exportkredit AB	1.875	06/17/19	508,613
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,429,520
600,000		Turkey Government International Bond	6.250	09/26/22	682,500
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,310,615
800,000		Turkey Government International Bond	5.750	03/22/24	889,680
4,250,000		Turkey Government International Bond	4.875	04/16/43	4,196,875
800,000		Turkey Government International Bond	6.625	02/17/45	989,760
519,343		Uruguay Government International Bond	4.500	08/14/24	563,487
500,000		Uruguay Government International Bond	4.125	11/20/45	471,250
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,366,463
		TOTAL FOREIGN GOVERNMENT BONDS			274,349,656

MORTGAGE BACKED - 28.1%
58,066	i	Federal Home Loan Mortgage Corp (FHLMC)	4.622	04/01/35	60,859
10,010	i	FHLMC	2.250	10/01/35	10,687
127,200	i	FHLMC	2.384	02/01/36	136,284
75,596	i	FHLMC	2.310	07/01/36	80,794
243,765	i	FHLMC	2.255	09/01/36	257,886
121,233	i	FHLMC	2.367	09/01/36	129,311
184,723	i	FHLMC	2.371	09/01/36	196,165
44,419	i	FHLMC	5.891	01/01/37	47,420
9,983	i	FHLMC	2.390	02/01/37	10,663
15,290	i	FHLMC	2.390	02/01/37	16,340
352,905	i	FHLMC	2.387	03/01/37	376,114
13,714	i	FHLMC	5.740	03/01/37	14,102
230,392	i	FHLMC	5.712	04/01/37	243,088
199,563	i	FHLMC	6.030	04/01/37	212,080
30,152	i	FHLMC	1.950	05/01/37	30,782
44,736	i	FHLMC	2.638	05/01/37	48,354
45,003	i	FHLMC	2.250	06/01/37	47,950
205,949	i	FHLMC	2.389	06/01/37	220,632
207,661	i	FHLMC	2.618	08/01/37	215,315
136,424	i	FHLMC	1.411	09/01/37	143,700
238,654	i	FHLMC	1.676	09/01/37	250,049
1,406	i	FHLMC	6.172	09/01/37	1,471
23,205	i	FHLMC	5.470	02/01/38	24,772
69,532	i	FHLMC	2.291	04/01/38	72,566
156,511	i	FHLMC	4.871	04/01/38	166,726
53,132	i	FHLMC	4.859	06/01/38	56,071
17,829	i	FHLMC	2.125	07/01/38	18,941
56,791		FHLMC	5.000	10/01/39	62,999
27,387	i	FHLMC	3.532	06/01/40	29,197
342,746	i	FHLMC	3.402	07/01/40	364,360
304,074	i	FHLMC	2.948	01/01/41	320,814
44,081	i	FHLMC	2.592	05/01/41	46,390
830,751	i	FHLMC	2.969	08/01/41	887,546
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$429,863	i	FHLMC	2.952%	09/01/41	$457,532
97,384	i	FHLMC	3.143	10/01/41	102,721
1,227		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	1,231
13		FGLMC	7.500	05/01/16	13
7		FGLMC	7.500	06/01/16	7
7,003		FGLMC	5.500	05/01/17	7,343
15,403		FGLMC	5.500	06/01/17	16,149
12,544		FGLMC	5.000	12/01/17	13,177
7,455		FGLMC	5.500	12/01/17	7,816
13,963		FGLMC	5.000	03/01/18	14,667
46,288		FGLMC	5.000	04/01/18	48,622
41,741		FGLMC	4.500	06/01/18	43,753
121,256		FGLMC	4.500	09/01/18	127,101
90,782		FGLMC	4.000	11/01/18	95,917
153,089		FGLMC	4.500	01/01/19	161,226
16,707		FGLMC	4.000	05/01/19	17,652
127,553		FGLMC	4.500	05/01/19	133,940
293,800		FGLMC	4.500	06/01/19	308,511
104,413		FGLMC	4.000	10/01/19	110,319
36,310		FGLMC	5.500	11/01/19	38,802
308,516		FGLMC	4.500	12/01/19	325,210
47,818		FGLMC	4.500	01/01/20	50,221
20,122		FGLMC	4.500	02/01/20	21,402
962,331		FGLMC	4.500	02/01/20	1,008,716
218,001		FGLMC	5.000	05/01/20	229,071
248,635		FGLMC	5.000	05/01/20	263,301
20,005		FGLMC	4.500	07/01/20	21,423
219,799		FGLMC	5.000	07/01/20	233,175
4,210		FGLMC	7.000	10/01/20	4,502
19,919		FGLMC	5.000	12/01/20	21,217
774,340		FGLMC	4.000	05/01/21	818,139
240,250		FGLMC	4.500	06/01/21	253,457
427,461		FGLMC	4.500	06/01/21	451,044
200,634		FGLMC	5.000	07/01/21	213,688
29,533		FGLMC	5.500	07/01/21	32,242
3,389,571		FGLMC	3.000	12/01/21	3,552,224
19,475		FGLMC	5.000	10/01/22	21,087
16,232		FGLMC	6.000	11/01/22	17,915
143,664		FGLMC	5.000	04/01/23	156,310
9,237		FGLMC	4.500	05/01/23	9,906
118,449		FGLMC	5.000	05/01/23	131,185
30,991		FGLMC	5.000	10/01/23	33,719
24,831		FGLMC	5.500	10/01/23	27,818
26,078		FGLMC	5.000	11/01/23	28,882
53,298		FGLMC	5.000	03/01/24	59,028
13,507		FGLMC	4.500	04/01/24	14,556
5,834		FGLMC	4.500	05/01/24	6,290
39,820		FGLMC	4.500	06/01/24	42,925
183,213		FGLMC	4.000	07/01/24	194,930
367,177		FGLMC	4.000	07/01/24	390,810
65,701		FGLMC	5.500	07/01/24	72,002
370,064		FGLMC	4.000	08/01/24	393,695
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,633	FGLMC	4.500%	09/01/24	$14,695
26,758	FGLMC	4.500	09/01/24	28,842
58,439	FGLMC	4.500	09/01/24	63,004
13,423	FGLMC	5.500	09/01/24	15,043
457,617	FGLMC	4.000	10/01/24	486,840
46,849	FGLMC	4.500	10/01/24	50,982
13,995	FGLMC	4.500	10/01/24	15,077
13,475	FGLMC	4.500	11/01/24	14,305
40,722	FGLMC	4.500	12/01/24	43,896
26,943	FGLMC	4.500	02/01/25	29,034
617,493	FGLMC	4.000	03/01/25	657,128
16,852	FGLMC	4.500	06/01/25	18,159
34,815	FGLMC	4.500	07/01/25	37,524
650,688	FGLMC	3.500	10/01/25	691,784
355,886	FGLMC	4.000	10/01/25	379,036
1,115,791	FGLMC	3.500	11/01/25	1,186,233
671,081	FGLMC	3.500	11/01/25	713,447
308,093	FGLMC	3.500	12/01/25	327,570
214,240	FGLMC	3.000	01/01/26	224,521
2,201,292	FGLMC	3.500	01/01/26	2,340,545
195,779	FGLMC	4.000	04/01/26	208,724
397,334	FGLMC	4.000	05/01/26	423,504
96,887	FGLMC	5.500	07/01/26	108,528
1,277,587	FGLMC	4.000	08/01/26	1,362,061
7,772	FGLMC	6.000	08/01/26	8,826
355,894	FGLMC	3.000	09/01/26	373,176
942,605	FGLMC	3.000	10/01/26	988,519
1,346,578	FGLMC	3.500	10/01/26	1,431,781
41,994	FGLMC	5.000	10/01/26	46,521
12,229	FGLMC	5.500	10/01/26	13,695
5,409,991	FGLMC	3.000	02/01/27	5,673,293
2,976,560	FGLMC	2.500	05/01/27	3,059,291
2,948,681	FGLMC	2.500	11/01/27	3,030,674
139,955	FGLMC	6.000	12/01/27	158,960
2,346,930	FGLMC	2.500	01/01/28	2,410,707
6,031,145	FGLMC	2.500	03/01/28	6,195,238
180,833	FGLMC	5.000	03/01/28	200,276
3,293,222	FGLMC	2.500	05/01/28	3,382,776
18,581	FGLMC	5.500	05/01/28	20,862
8,954,955	FGLMC	2.500	07/01/28	9,198,734
8,381,109	FGLMC	2.500	07/01/28	8,609,154
2,426,447	FGLMC	3.000	10/01/28	2,542,884
126	FGLMC	6.500	10/01/28	144
151,553	FGLMC	5.500	01/01/29	169,816
5,036	FGLMC	6.500	01/01/29	5,771
26,397	FGLMC	4.000	02/01/29	28,224
4,855,129	FGLMC	3.500	03/01/29	5,157,530
1,263	FGLMC	6.500	03/01/29	1,495
108,822	FGLMC	4.500	04/01/29	118,457
9,165,021	FGLMC	3.000	07/01/29	9,604,818
15,678	FGLMC	6.500	07/01/29	17,965
42,891	FGLMC	5.000	12/01/29	47,654
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$66,760	FGLMC	4.000%	08/01/30	$71,823
393,992	FGLMC	4.500	01/01/31	431,415
777	FGLMC	8.000	01/01/31	907
434,682	FGLMC	4.000	03/01/31	467,712
52,540	FGLMC	4.000	05/01/31	56,665
423,498	FGLMC	4.500	05/01/31	463,547
179,246	FGLMC	4.000	06/01/31	193,332
544,257	FGLMC	4.000	08/01/31	586,998
503,816	FGLMC	4.000	09/01/31	543,492
6,921	FGLMC	6.500	09/01/31	8,058
19,214	FGLMC	8.000	09/01/31	22,806
246,391	FGLMC	3.500	11/01/31	260,050
109,413	FGLMC	7.000	12/01/31	130,619
35,958	FGLMC	6.500	01/01/32	41,444
80,022	FGLMC	6.000	02/01/32	91,990
3,451,829	FGLMC	3.000	03/01/32	3,571,096
33,127	FGLMC	7.000	04/01/32	39,602
29,837	FGLMC	6.500	05/01/32	34,189
2,716,410	FGLMC	3.500	09/01/32	2,867,678
26,296	FGLMC	5.500	11/01/32	29,669
31,764	FGLMC	6.000	02/01/33	36,479
118,533	FGLMC	5.000	03/01/33	131,955
6,407	FGLMC	6.000	03/01/33	7,281
88,900	FGLMC	6.000	03/01/33	101,981
104,766	FGLMC	6.000	03/01/33	119,699
50,337	FGLMC	5.000	04/01/33	55,883
13,229	FGLMC	6.000	04/01/33	15,218
970,153	FGLMC	5.000	06/01/33	1,074,465
269,837	FGLMC	5.500	06/01/33	304,773
4,446,439	FGLMC	3.500	07/01/33	4,694,233
109,626	FGLMC	4.500	07/01/33	119,817
128,670	FGLMC	5.000	08/01/33	142,527
9,493	FGLMC	5.000	08/01/33	10,514
32,706	FGLMC	6.500	08/01/33	37,905
344,513	FGLMC	5.000	09/01/33	386,542
135,962	FGLMC	5.500	09/01/33	153,997
140,540	FGLMC	5.500	09/01/33	159,309
54,853	FGLMC	5.500	09/01/33	61,885
163,754	FGLMC	5.500	09/01/33	185,938
55,308	FGLMC	4.000	10/01/33	59,308
23,167	FGLMC	5.000	10/01/33	25,782
202,013	FGLMC	5.500	10/01/33	229,000
196,014	FGLMC	5.500	12/01/33	221,462
57,908	FGLMC	5.500	12/01/33	65,334
654,699	FGLMC	7.000	12/01/33	785,250
550,439	FGLMC	5.000	01/01/34	612,601
13,558	FGLMC	5.500	02/01/34	15,325
67,719	FGLMC	5.000	03/01/34	75,336
83,108	FGLMC	5.500	03/01/34	93,920
168,799	FGLMC	5.000	05/01/34	187,950
87,403	FGLMC	4.500	06/01/34	95,659
159,370	FGLMC	5.000	06/01/34	176,506
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$64,015	FGLMC	5.500%	06/01/34	$72,205
41,379	FGLMC	6.000	06/01/34	47,234
127,110	FGLMC	6.000	09/01/34	146,238
16,660	FGLMC	5.000	11/01/34	18,673
741,286	FGLMC	5.500	11/01/34	836,203
536,704	FGLMC	5.000	12/01/34	596,320
30,906	FGLMC	5.500	12/01/34	34,632
94,221	FGLMC	5.500	12/01/34	106,476
41,826	FGLMC	5.500	01/01/35	47,140
5,266	FGLMC	5.500	01/01/35	5,949
9,940	FGLMC	5.500	01/01/35	11,222
255,864	FGLMC	4.500	04/01/35	280,120
246,591	FGLMC	6.000	05/01/35	281,694
35,017	FGLMC	6.000	05/01/35	40,279
231,889	FGLMC	7.000	05/01/35	281,817
53,451	FGLMC	5.500	06/01/35	60,358
33,337	FGLMC	5.500	06/01/35	37,672
31,683	FGLMC	5.000	07/01/35	35,133
971,767	FGLMC	5.000	07/01/35	1,081,364
39,192	FGLMC	6.000	07/01/35	44,547
1,426,410	FGLMC	5.000	08/01/35	1,585,349
44,810	FGLMC	5.500	08/01/35	50,228
98,879	FGLMC	6.000	08/01/35	112,286
20,029	FGLMC	4.500	09/01/35	21,900
23,088	FGLMC	5.000	10/01/35	25,570
198,382	FGLMC	5.000	10/01/35	220,821
127,005	FGLMC	5.000	10/01/35	140,661
706,822	FGLMC	5.500	10/01/35	797,412
23,380	FGLMC	5.000	12/01/35	25,970
145,895	FGLMC	5.000	12/01/35	162,062
69,535	FGLMC	6.000	01/01/36	79,800
44,379	FGLMC	5.000	02/01/36	49,299
19,022	FGLMC	5.000	02/01/36	21,135
23,186	FGLMC	6.000	02/01/36	26,508
243,511	FGLMC	5.500	04/01/36	275,099
30,958	FGLMC	5.500	05/01/36	34,905
4,475	FGLMC	6.500	05/01/36	5,128
903,401	FGLMC	6.000	06/01/36	1,035,415
183,462	FGLMC	5.000	07/01/36	203,658
188,099	FGLMC	6.000	07/01/36	215,974
30,801	FGLMC	6.000	08/01/36	35,145
27,535	FGLMC	6.000	09/01/36	31,411
884,034	FGLMC	5.500	10/01/36	996,635
641,121	FGLMC	5.500	10/01/36	720,537
90,734	FGLMC	6.500	10/01/36	107,698
35,582	FGLMC	5.500	11/01/36	39,842
91,121	FGLMC	6.000	11/01/36	104,267
438,961	FGLMC	6.000	12/01/36	501,795
690,491	FGLMC	5.500	03/01/37	773,677
274,649	FGLMC	6.000	03/01/37	312,483
44,452	FGLMC	6.500	03/01/37	50,937
280,439	FGLMC	5.500	04/01/37	314,610
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$33,690	FGLMC	5.000%	05/01/37	$37,375
26,550	FGLMC	5.000	06/01/37	29,404
132,930	FGLMC	5.500	06/01/37	149,141
528,116	FGLMC	6.000	07/01/37	600,832
181,966	FGLMC	6.000	08/01/37	207,208
79,925	FGLMC	6.000	09/01/37	91,259
824,770	FGLMC	5.500	10/01/37	932,482
27,702	FGLMC	6.000	11/01/37	31,497
211,984	FGLMC	6.500	11/01/37	242,907
92,789	FGLMC	6.000	01/01/38	105,483
41,232	FGLMC	6.000	02/01/38	46,838
332,806	FGLMC	6.000	02/01/38	378,276
1,299,259	FGLMC	5.000	03/01/38	1,441,807
416,731	FGLMC	5.000	03/01/38	462,240
48,045	FGLMC	5.000	04/01/38	54,097
482,567	FGLMC	5.000	04/01/38	539,806
609,494	FGLMC	5.500	04/01/38	684,708
143,241	FGLMC	5.500	05/01/38	160,788
16,642	FGLMC	5.500	06/01/38	18,677
42,428	FGLMC	6.000	07/01/38	48,197
71,807	FGLMC	5.500	08/01/38	80,734
555,343	FGLMC	5.500	08/01/38	623,427
65,761	FGLMC	5.000	09/01/38	72,832
888,292	FGLMC	5.500	09/01/38	996,179
263,813	FGLMC	5.500	09/01/38	299,326
14,204	FGLMC	5.500	10/01/38	15,940
328,757	FGLMC	6.000	11/01/38	373,594
2,299,661	FGLMC	5.500	01/01/39	2,581,749
1,936,959	FGLMC	4.500	02/01/39	2,111,552
949,954	FGLMC	5.000	02/01/39	1,052,095
63,913	FGLMC	5.500	02/01/39	71,632
11,243	FGLMC	4.500	03/01/39	12,234
344,618	FGLMC	5.000	03/01/39	385,203
49,774	FGLMC	6.000	03/01/39	56,529
51,770	FGLMC	4.500	04/01/39	57,683
2,274,942	FGLMC	4.500	04/01/39	2,512,613
669,425	FGLMC	4.000	05/01/39	716,878
17,695	FGLMC	4.500	05/01/39	19,302
7,791,583	FGLMC	4.500	05/01/39	8,621,248
360,991	FGLMC	4.500	05/01/39	393,625
1,276,613	FGLMC	4.500	05/01/39	1,391,171
316,675	FGLMC	5.000	05/01/39	351,709
782,140	FGLMC	4.000	06/01/39	835,568
3,897,180	FGLMC	4.500	06/01/39	4,249,142
168,586	FGLMC	4.500	06/01/39	183,520
60,686	FGLMC	5.000	06/01/39	67,843
26,451	FGLMC	5.500	06/01/39	29,658
1,013,520	FGLMC	4.000	07/01/39	1,085,465
42,812	FGLMC	4.500	07/01/39	46,718
506,627	FGLMC	4.500	07/01/39	552,371
87,585	FGLMC	4.500	07/01/39	95,526
294,043	FGLMC	5.000	07/01/39	325,853
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$447,863	FGLMC	5.500%	07/01/39	$502,847
40,588	FGLMC	4.500	08/01/39	44,294
104,679	FGLMC	5.000	08/01/39	116,020
511,496	FGLMC	4.000	09/01/39	546,453
803,499	FGLMC	5.000	09/01/39	899,315
2,471,391	FGLMC	5.000	09/01/39	2,737,119
25,688	FGLMC	5.500	09/01/39	29,241
1,063,914	FGLMC	6.500	09/01/39	1,222,321
147,669	FGLMC	4.500	10/01/39	164,615
341,594	FGLMC	4.500	10/01/39	372,784
113,121	FGLMC	4.500	10/01/39	126,116
56,638	FGLMC	4.000	11/01/39	60,606
240,773	FGLMC	4.500	11/01/39	262,730
16,264	FGLMC	5.000	11/01/39	18,024
83,628	FGLMC	5.000	11/01/39	92,739
278,547	FGLMC	4.500	12/01/39	308,416
454,551	FGLMC	4.500	12/01/39	496,057
200,622	FGLMC	4.500	12/01/39	218,903
733,485	FGLMC	4.500	12/01/39	812,134
376,104	FGLMC	5.500	12/01/39	421,846
469,813	FGLMC	4.500	01/01/40	512,531
38,217	FGLMC	5.000	01/01/40	42,775
77,642	FGLMC	5.500	01/01/40	86,996
146,705	FGLMC	5.500	03/01/40	164,687
2,011,564	FGLMC	4.000	04/01/40	2,155,974
75,968	FGLMC	4.500	04/01/40	84,139
342,770	FGLMC	4.500	04/01/40	374,157
234,551	FGLMC	5.000	04/01/40	260,317
546,353	FGLMC	5.000	04/01/40	607,885
1,967,281	FGLMC	6.000	04/01/40	2,235,847
5,469,615	FGLMC	4.500	05/01/40	5,970,556
3,387,385	FGLMC	5.000	05/01/40	3,799,453
12,137	FGLMC	4.500	06/01/40	13,247
1,350,973	FGLMC	5.500	06/01/40	1,531,438
2,719,280	FGLMC	4.500	07/01/40	2,967,538
52,833	FGLMC	4.500	08/01/40	57,675
1,307,737	FGLMC	5.000	08/01/40	1,460,028
138,876	FGLMC	5.000	08/01/40	155,076
568,627	FGLMC	5.000	08/01/40	631,445
8,434,267	FGLMC	5.500	08/01/40	9,460,984
744,443	FGLMC	4.000	09/01/40	797,736
6,912,937	FGLMC	4.000	11/01/40	7,449,061
3,972,886	FGLMC	4.000	12/01/40	4,281,321
1,174,913	FGLMC	3.500	01/01/41	1,233,568
918,156	FGLMC	3.500	01/01/41	964,129
737,909	FGLMC	4.000	01/01/41	790,955
661,636	FGLMC	3.500	02/01/41	694,920
2,990,207	FGLMC	4.000	02/01/41	3,204,994
1,101,869	FGLMC	4.000	02/01/41	1,181,087
4,366,369	FGLMC	4.000	04/01/41	4,679,983
882,352	FGLMC	4.500	04/01/41	964,425
218,879	FGLMC	5.000	04/01/41	243,251
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$894,619	FGLMC	4.500%	05/01/41	$978,115
1,084,627	FGLMC	4.500	06/01/41	1,184,727
2,388,698	FGLMC	3.500	10/01/41	2,508,508
2,085,482	FGLMC	5.000	10/01/41	2,323,252
2,767,438	FGLMC	3.500	11/01/41	2,911,528
1,388,268	FGLMC	4.500	12/01/41	1,518,238
9,677,045	FGLMC	3.500	01/01/42	10,164,513
2,859,825	FGLMC	3.500	02/01/42	3,003,958
3,703,941	FGLMC	3.500	04/01/42	3,891,139
6,373,210	FGLMC	4.000	05/01/42	6,870,602
4,042,471	FGLMC	3.500	07/01/42	4,252,650
1,059,293	FGLMC	3.000	08/01/42	1,083,590
6,299,409	FGLMC	3.000	10/01/42	6,443,842
4,244,548	FGLMC	3.000	10/01/42	4,341,781
1,996,484	FGLMC	3.500	12/01/42	2,097,028
5,090,616	FGLMC	2.500	01/01/43	5,028,734
11,722,517	FGLMC	3.000	01/01/43	11,991,559
17,849,230	FGLMC	3.000	04/01/43	18,252,872
6,910,324	FGLMC	3.500	05/01/43	7,254,585
6,921,899	FGLMC	3.000	08/01/43	7,074,463
4,638,539	FGLMC	3.000	08/01/43	4,740,828
7,127,274	FGLMC	3.500	08/01/43	7,479,444
4,457,207	FGLMC	4.500	10/01/43	4,856,625
5,970,121	FGLMC	4.000	11/01/43	6,377,696
8,887,626	FGLMC	3.500	02/01/44	9,326,778
8,212,058	FGLMC	4.000	02/01/44	8,772,688
4,168,658	FGLMC	4.000	04/01/44	4,453,249
5,454,103	FGLMC	4.500	05/01/44	5,940,959
9,472,959	FGLMC	4.000	06/01/44	10,119,670
13,818,086	FGLMC	4.000	08/01/44	14,761,434
9,354,295	FGLMC	3.500	09/01/44	9,816,506
11,254,880	FGLMC	3.500	11/01/44	11,811,002
9,918,313	FGLMC	3.500	01/01/45	10,408,393
15,000,653	FGLMC	3.000	02/01/45	15,321,122
5,168	Federal National Mortgage Association (FNMA)	5.500	09/01/16	5,431
1,128	FNMA	6.500	10/01/16	1,152
14,156	FNMA	6.500	11/01/16	14,526
8,256	FNMA	6.500	04/01/17	8,593
8,216	FNMA	6.000	05/01/17	8,518
33,629	FNMA	5.000	09/01/17	35,328
5,298	FNMA	6.000	11/01/17	5,475
77,184	FNMA	5.000	12/01/17	81,085
5,448	FNMA	5.000	12/01/17	5,723
370,800	FNMA	5.000	12/01/17	389,538
604,050	FNMA	5.000	01/01/18	634,575
545,307	FNMA	4.500	02/01/18	571,561
86,422	FNMA	4.500	04/01/18	90,583
16,612	FNMA	5.000	04/01/18	17,460
136,876	FNMA	5.500	04/01/18	143,839
13,708	FNMA	5.500	04/01/18	14,405
7,114	FNMA	5.500	05/01/18	7,476
229,839	FNMA	4.500	06/01/18	240,905
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$26,985	FNMA	4.000%	08/01/18	$28,488
321,557	FNMA	4.000	08/01/18	339,472
75,893	FNMA	4.500	09/01/18	79,561
54,895	FNMA	4.500	10/01/18	57,542
181,146	FNMA	5.000	11/01/18	192,071
3,048	FNMA	5.000	01/01/19	3,204
8,986	FNMA	6.000	01/01/19	10,233
18,017	FNMA	4.500	05/01/19	18,897
44,192	FNMA	4.500	06/01/19	46,425
8,344	FNMA	4.500	06/01/19	8,761
46,390	FNMA	5.000	07/01/19	48,750
241,172	FNMA	5.000	10/01/19	255,835
31,705	FNMA	4.500	11/01/19	33,312
28,639	FNMA	4.500	12/01/19	30,091
30,731	FNMA	5.000	03/01/20	32,295
11,589	FNMA	5.000	04/01/20	12,500
21,250	FNMA	4.500	06/01/20	22,327
15,828	FNMA	4.500	09/01/20	16,630
16,764	FNMA	4.500	10/01/20	17,698
23,724	FNMA	4.500	11/01/20	24,933
50,286	FNMA	5.000	12/01/20	54,388
1,242,991	FNMA	5.500	01/01/21	1,315,825
110,731	FNMA	5.500	01/01/21	116,364
52,401	FNMA	5.000	03/01/21	55,140
40,889	FNMA	5.500	08/01/21	44,577
11,876	FNMA	6.000	08/01/21	13,048
8,033	FNMA	5.000	10/01/21	8,702
18,939	FNMA	5.000	11/01/21	20,126
9,901	FNMA	5.500	11/01/21	10,723
25,488	FNMA	5.500	10/01/22	27,483
13,430	FNMA	6.000	10/01/22	14,834
7,479	FNMA	5.000	03/01/23	8,123
20,540	FNMA	4.500	04/01/23	21,529
196,941	FNMA	4.500	06/01/23	211,149
16,590	FNMA	5.000	06/01/23	18,040
19,663	FNMA	5.500	06/01/23	22,126
38,516	FNMA	5.000	07/01/23	40,480
211,425	FNMA	5.000	07/01/23	229,769
21,548	FNMA	5.500	08/01/23	23,261
36,714	FNMA	5.000	11/01/23	40,775
12,817	FNMA	5.500	11/01/23	13,915
473,660	FNMA	5.500	01/01/24	519,120
34,866	FNMA	5.500	02/01/24	39,235
182,768	FNMA	4.000	03/01/24	193,469
13,608	FNMA	4.500	04/01/24	14,669
213,184	FNMA	4.000	05/01/24	225,612
753,237	FNMA	4.000	05/01/24	796,917
16,877	FNMA	4.000	06/01/24	17,869
20,916	FNMA	4.500	07/01/24	22,539
18,851	FNMA	5.500	07/01/24	21,213
376	FNMA	8.000	07/01/24	454
112,058	FNMA	4.500	08/01/24	120,795
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,378	FNMA	4.000%	09/01/24	$450,318
102,552	FNMA	4.000	09/01/24	108,586
48,621	FNMA	4.500	09/01/24	52,339
937,680	FNMA	4.500	10/01/24	1,011,274
48,493	FNMA	5.000	01/01/25	53,857
88,167	FNMA	4.500	02/01/25	95,014
17,180	FNMA	4.500	03/01/25	18,514
694,943	FNMA	4.500	03/01/25	749,148
202,815	FNMA	5.000	03/01/25	225,258
212,152	FNMA	4.500	04/01/25	228,700
507,454	FNMA	4.500	04/01/25	546,758
2,265,278	FNMA	4.000	05/01/25	2,406,020
708,559	FNMA	4.000	06/01/25	752,822
607,885	FNMA	4.500	06/01/25	655,349
225,678	FNMA	4.000	08/01/25	239,753
89,804	FNMA	5.500	08/01/25	102,068
1,229,891	FNMA	3.500	09/01/25	1,306,181
1,139,155	FNMA	4.000	09/01/25	1,205,942
1,388,084	FNMA	3.500	10/01/25	1,474,318
1,283,150	FNMA	3.500	10/01/25	1,362,561
431,093	FNMA	5.000	10/01/25	478,855
836,854	FNMA	4.000	11/01/25	889,268
1,279,048	FNMA	3.500	12/01/25	1,358,390
5,491,620	FNMA	3.500	02/01/26	5,830,439
894,732	FNMA	3.500	02/01/26	950,309
274,408	FNMA	4.000	03/01/26	292,195
784,973	FNMA	4.000	06/01/26	836,031
751,119	FNMA	3.500	08/01/26	797,499
579,149	FNMA	3.500	09/01/26	614,963
328,596	FNMA	4.000	09/01/26	349,943
881,421	FNMA	3.500	10/01/26	935,856
18,380	FNMA	6.000	10/01/26	20,929
1,267,767	FNMA	3.000	11/01/26	1,331,065
1,048,486	FNMA	3.000	12/01/26	1,100,871
2,835,526	FNMA	3.000	01/01/27	2,977,274
4,493,265	FNMA	4.000	01/01/27	4,750,918
2,124,857	FNMA	3.500	02/01/27	2,256,165
3,388,336	FNMA	3.000	04/01/27	3,557,825
2,074,007	FNMA	3.000	04/01/27	2,177,692
1,336,167	FNMA	3.500	05/01/27	1,419,326
1,218,418	FNMA	2.500	06/01/27	1,254,258
3,459,905	FNMA	3.000	06/01/27	3,632,707
1,464,634	FNMA	2.500	07/01/27	1,507,670
2,935,968	FNMA	2.500	09/01/27	3,022,311
48,137	FNMA	5.500	09/01/27	54,399
5,110,030	FNMA	2.500	10/01/27	5,260,401
3,394,390	FNMA	3.000	11/01/27	3,564,177
6,426	FNMA	5.500	01/01/28	7,231
11,696,848	FNMA	2.500	02/01/28	12,034,444
8,780,957	FNMA	2.500	02/01/28	9,034,182
5,426	FNMA	5.000	02/01/28	6,026
6,561,746	FNMA	2.500	04/01/28	6,750,995
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$9,599,525	FNMA	2.500%	04/01/28	$9,876,138
33,430	FNMA	5.500	06/01/28	37,618
2,545,512	FNMA	2.500	07/01/28	2,618,744
5,180,380	FNMA	2.500	08/01/28	5,329,419
7,366,275	FNMA	3.000	10/01/28	7,729,554
5,480	FNMA	5.500	11/01/28	6,167
28	FNMA	7.500	01/01/29	32
9,489,211	FNMA	3.000	03/01/29	9,957,186
47,488	FNMA	4.000	03/01/29	51,111
165,154	FNMA	4.500	04/01/29	179,948
433	FNMA	6.500	04/01/29	497
117,739	FNMA	4.000	05/01/29	126,742
62,497	FNMA	4.500	06/01/29	68,124
21,494	FNMA	4.000	07/01/29	23,143
3,381	FNMA	7.500	07/01/29	3,499
421,198	FNMA	4.500	08/01/29	459,151
75,602	FNMA	4.500	09/01/29	82,407
62,282	FNMA	4.500	11/01/29	69,426
21,341	FNMA	4.500	01/01/30	23,268
4,917,215	FNMA	2.500	02/01/30	5,054,338
58,107	FNMA	4.000	03/01/30	62,569
24,632	FNMA	4.500	05/01/30	26,854
35,075	FNMA	4.500	06/01/30	38,453
310,498	FNMA	4.500	08/01/30	340,385
64,473	FNMA	4.000	09/01/30	69,412
358,566	FNMA	4.000	10/01/30	383,868
3,718,306	FNMA	4.000	11/01/30	4,004,169
547,681	FNMA	4.000	11/01/30	589,930
139,493	FNMA	4.500	12/01/30	152,835
178,805	FNMA	3.500	02/01/31	189,039
212,087	FNMA	4.000	02/01/31	228,409
275	FNMA	7.500	02/01/31	288
1,380	FNMA	7.500	03/01/31	1,630
514,557	FNMA	3.500	04/01/31	544,201
64,358	FNMA	4.000	04/01/31	69,467
5,895	FNMA	6.000	05/01/31	6,786
396	FNMA	7.500	05/01/31	396
342,611	FNMA	4.500	07/01/31	375,748
1,864,113	FNMA	4.500	07/01/31	2,079,336
1,982,117	FNMA	4.000	08/01/31	2,139,434
139,474	FNMA	4.000	09/01/31	150,555
576	FNMA	6.500	09/01/31	662
56,275	FNMA	6.000	11/01/31	64,878
6,747	FNMA	6.500	11/01/31	8,081
3,391,117	FNMA	3.500	01/01/32	3,586,167
20,575	FNMA	6.000	01/01/32	23,716
24,994	FNMA	6.000	01/01/32	28,494
1,384,537	FNMA	3.500	02/01/32	1,464,259
16,840	FNMA	6.000	02/01/32	19,394
54,686	FNMA	6.500	04/01/32	65,082
117,767	FNMA	6.500	07/01/32	138,340
14,987	FNMA	6.500	08/01/32	18,003
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,338,411	FNMA	3.000%	09/01/32	$1,387,593
139,775	FNMA	6.000	09/01/32	159,198
32,531	FNMA	7.500	09/01/32	37,823
3,938,924	FNMA	3.000	10/01/32	4,083,756
68,862	FNMA	5.500	10/01/32	77,995
42,987	FNMA	6.000	10/01/32	49,010
25,923	FNMA	6.000	11/01/32	29,784
33,531	FNMA	5.500	12/01/32	37,878
3,149	FNMA	5.500	12/01/32	3,543
57,447	FNMA	6.000	12/01/32	65,949
308,911	FNMA	5.500	01/01/33	349,839
584,753	FNMA	6.000	01/01/33	670,863
18,422	FNMA	5.000	02/01/33	20,555
314,440	FNMA	5.000	02/01/33	351,117
2,577,788	FNMA	3.000	04/01/33	2,672,703
3,716,702	FNMA	3.500	04/01/33	3,932,099
14,449	FNMA	6.000	04/01/33	16,625
2,073,839	FNMA	5.500	05/01/33	2,348,936
118,454	FNMA	5.000	06/01/33	132,248
253,623	FNMA	5.500	06/01/33	287,388
27,176	FNMA	4.500	07/01/33	29,760
99,166	FNMA	5.000	07/01/33	110,704
220,540	FNMA	4.500	08/01/33	241,445
23,154	FNMA	4.500	08/01/33	25,225
59,775	FNMA	5.000	08/01/33	66,747
63,196	FNMA	5.500	09/01/33	71,128
286,771	FNMA	5.500	09/01/33	326,893
27,192	FNMA	6.000	09/01/33	30,965
332,614	FNMA	4.500	10/01/33	365,613
46,586	FNMA	5.000	10/01/33	51,739
57,914	FNMA	5.000	10/01/33	64,483
1,035,134	FNMA	5.500	10/01/33	1,189,453
402,031	FNMA	5.500	10/01/33	452,440
24,115	FNMA	4.500	11/01/33	26,421
61,718	FNMA	5.000	11/01/33	68,927
4,253,691	FNMA	5.000	11/01/33	4,749,258
498,337	FNMA	5.000	12/01/33	556,356
541,532	FNMA	5.500	12/01/33	620,075
5,233,776	FNMA	3.000	01/01/34	5,426,563
187,309	FNMA	5.000	02/01/34	209,134
738,198	FNMA	6.000	02/01/34	848,115
58,326	FNMA	5.000	03/01/34	65,132
27,136	FNMA	5.000	03/01/34	30,307
16,043	FNMA	5.000	03/01/34	17,916
19,845	FNMA	5.000	03/01/34	22,167
47,308	FNMA	5.000	03/01/34	52,840
1,122,148	FNMA	5.000	03/01/34	1,253,180
158,598	FNMA	5.000	04/01/34	177,268
171,667	FNMA	5.500	04/01/34	194,467
30,656	FNMA	4.500	05/01/34	33,607
91,627	FNMA	4.500	05/01/34	100,348
39,045	FNMA	5.500	07/01/34	44,243
114

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$61,197		FNMA	5.500%	07/01/34	$69,305
54,224		FNMA	7.000	07/01/34	63,725
54,651		FNMA	5.000	08/01/34	61,078
475,274		FNMA	5.000	08/01/34	531,176
44,793		FNMA	6.000	08/01/34	51,442
255,630		FNMA	6.000	08/01/34	293,653
27,222		FNMA	4.500	09/01/34	29,944
971,410		FNMA	5.500	09/01/34	1,100,553
9,011		FNMA	5.500	11/01/34	10,196
23,453		FNMA	6.000	11/01/34	26,738
14,732		FNMA	5.000	12/01/34	16,463
9,195		FNMA	5.500	12/01/34	10,408
21,968		FNMA	6.000	12/01/34	25,161
1,357,562		FNMA	4.500	01/01/35	1,492,881
79,235		FNMA	5.500	01/01/35	90,278
124,642		FNMA	5.500	02/01/35	141,034
3,000,366		FNMA	5.500	02/01/35	3,398,954
825,625		FNMA	5.500	04/01/35	945,219
107,126		FNMA	6.000	04/01/35	123,056
120,831		FNMA	6.000	04/01/35	138,752
87,745		FNMA	5.500	05/01/35	98,737
160,773		FNMA	6.000	05/01/35	185,462
50,825		FNMA	5.000	06/01/35	56,788
5,070		FNMA	7.500	06/01/35	5,507
5,225	i	FNMA	2.147	07/01/35	5,580
138,147		FNMA	5.000	07/01/35	154,645
297,026		FNMA	4.500	08/01/35	326,119
233,256		FNMA	5.000	08/01/35	259,567
433,042		FNMA	5.000	08/01/35	481,679
13,278		FNMA	4.500	09/01/35	14,550
15,727		FNMA	4.500	09/01/35	17,292
32,909		FNMA	5.500	09/01/35	37,275
271,189		FNMA	5.000	10/01/35	301,459
480,049		FNMA	5.500	10/01/35	550,065
20,404		FNMA	5.000	11/01/35	22,555
495,544		FNMA	5.500	11/01/35	559,327
6,410		FNMA	4.500	12/01/35	7,021
55,291		FNMA	5.500	12/01/35	62,217
302,869		FNMA	6.000	12/01/35	344,880
178,967	i	FNMA	2.245	02/01/36	191,123
80,944		FNMA	5.000	02/01/36	88,310
1,139,467		FNMA	5.000	02/01/36	1,267,889
129,613		FNMA	6.500	02/01/36	154,414
523,200		FNMA	6.000	03/01/36	597,071
10,530		FNMA	5.000	05/01/36	11,705
831,589		FNMA	6.000	06/01/36	958,795
156,904	i	FNMA	2.129	07/01/36	167,165
42,899		FNMA	6.000	07/01/36	48,863
303,909		FNMA	6.500	07/01/36	352,423
593,056		FNMA	5.500	08/01/36	667,348
405,484		FNMA	6.500	08/01/36	477,876
32,407		FNMA	5.500	09/01/36	36,697
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$19,660		FNMA	6.500%	09/01/36	$22,574
58,668		FNMA	6.500	09/01/36	68,324
75,674		FNMA	6.000	10/01/36	86,450
34,134		FNMA	6.500	11/01/36	39,818
12,980	i	FNMA	2.350	12/01/36	13,884
211,591		FNMA	6.000	12/01/36	241,606
42,440	i	FNMA	2.454	01/01/37	45,585
85,007		FNMA	5.500	01/01/37	95,655
8,207	i	FNMA	1.910	02/01/37	8,651
648,756		FNMA	5.500	02/01/37	730,589
23,593		FNMA	6.000	02/01/37	26,927
34,532		FNMA	7.000	02/01/37	40,357
14,792	i	FNMA	2.332	03/01/37	15,821
3,155		FNMA	5.000	03/01/37	3,506
234,926		FNMA	6.500	03/01/37	279,941
97,672		FNMA	6.500	03/01/37	112,147
4,281	i	FNMA	5.662	04/01/37	4,461
139,857		FNMA	7.000	04/01/37	154,951
206,994		FNMA	5.000	05/01/37	229,892
5,333		FNMA	7.000	05/01/37	5,743
43,622	i	FNMA	2.315	06/01/37	46,717
66,059		FNMA	5.500	06/01/37	74,366
57,455		FNMA	5.500	08/01/37	64,902
21,556		FNMA	6.000	08/01/37	24,585
36,620		FNMA	6.500	08/01/37	42,047
87,291		FNMA	6.500	08/01/37	100,226
37,238		FNMA	5.500	09/01/37	41,903
105,609		FNMA	6.000	09/01/37	122,596
94,470		FNMA	6.000	09/01/37	107,629
314,134		FNMA	6.000	09/01/37	364,743
132,889		FNMA	6.000	09/01/37	154,008
360,376		FNMA	6.000	09/01/37	418,435
101,739		FNMA	6.500	09/01/37	116,816
16,126		FNMA	6.500	09/01/37	18,516
437,263	i	FNMA	2.400	10/01/37	469,776
46,612		FNMA	6.500	10/01/37	53,520
436,982		FNMA	5.500	11/01/37	491,894
845,470		FNMA	6.000	11/01/37	965,468
54,040		FNMA	7.000	11/01/37	66,382
2,714		FNMA	6.500	01/01/38	3,117
241,582		FNMA	5.500	02/01/38	271,845
30,145		FNMA	6.500	02/01/38	34,613
49,177		FNMA	7.000	02/01/38	57,156
66,328	i	FNMA	2.395	03/01/38	71,410
23,669		FNMA	5.000	03/01/38	26,287
17,673		FNMA	5.000	03/01/38	19,628
49,024		FNMA	5.500	03/01/38	55,165
14,509		FNMA	6.000	03/01/38	16,835
86,485		FNMA	6.500	03/01/38	99,302
26,437		FNMA	6.500	03/01/38	32,265
398,468		FNMA	6.500	03/01/38	462,504
32,894		FNMA	5.000	04/01/38	36,533
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$820,678		FNMA	5.500%	04/01/38	$923,537
685,546		FNMA	6.000	04/01/38	782,259
42,391		FNMA	4.500	05/01/38	46,292
2,248,995		FNMA	5.000	05/01/38	2,502,484
759,666		FNMA	5.000	05/01/38	843,702
2,068,291		FNMA	6.000	06/01/38	2,360,162
2,756,362		FNMA	6.500	06/01/38	3,174,376
592,553		FNMA	6.000	07/01/38	676,432
5,625	i	FNMA	2.375	08/01/38	6,062
8,988	i	FNMA	4.692	08/01/38	9,472
1,976,452		FNMA	6.000	09/01/38	2,255,215
70,321	i	FNMA	1.895	10/01/38	74,518
7,314		FNMA	6.000	10/01/38	8,328
48,278		FNMA	5.500	11/01/38	54,326
9,867		FNMA	5.000	12/01/38	10,958
1,668,334		FNMA	5.500	12/01/38	1,878,218
310,976		FNMA	4.500	01/01/39	338,799
6,764,447		FNMA	5.000	01/01/39	7,512,744
337,432		FNMA	5.000	01/01/39	374,760
1,048,203		FNMA	5.500	01/01/39	1,179,510
259,172		FNMA	5.500	01/01/39	291,638
73,972		FNMA	6.000	01/01/39	84,284
105,863		FNMA	6.000	01/01/39	120,547
458,198		FNMA	4.500	02/01/39	499,644
1,111,071		FNMA	4.500	02/01/39	1,213,225
495,409		FNMA	4.500	02/01/39	540,930
21,078		FNMA	5.500	02/01/39	23,718
1,017,957		FNMA	4.000	04/01/39	1,088,393
26,064		FNMA	5.500	04/01/39	29,551
1,639,869		FNMA	4.500	05/01/39	1,810,082
400,484		FNMA	4.500	05/01/39	437,218
972,197		FNMA	4.500	06/01/39	1,061,501
394,129		FNMA	4.500	06/01/39	430,595
816,369		FNMA	5.500	06/01/39	918,891
19,466	i	FNMA	2.335	07/01/39	20,774
277,301		FNMA	4.500	07/01/39	302,950
185,694		FNMA	4.500	07/01/39	202,418
29,354		FNMA	5.000	07/01/39	32,779
193,948	i	FNMA	2.150	08/01/39	206,720
41,204	i	FNMA	2.190	08/01/39	43,817
3,645,162		FNMA	4.000	08/01/39	3,897,381
525,759		FNMA	4.000	08/01/39	562,452
2,156,582		FNMA	4.500	08/01/39	2,380,882
849,001		FNMA	4.500	08/01/39	927,726
44,584		FNMA	4.500	08/01/39	49,481
39,343		FNMA	5.000	08/01/39	43,697
3,530,977		FNMA	5.000	08/01/39	3,925,850
1,224,057		FNMA	4.000	09/01/39	1,309,576
67,284		FNMA	5.000	09/01/39	74,792
523,772		FNMA	5.500	09/01/39	598,509
331,292		FNMA	6.000	09/01/39	378,102
1,351,019		FNMA	6.500	10/01/39	1,568,091
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$59,811		FNMA	5.000%	11/01/39	$67,109
1,724,429		FNMA	4.000	12/01/39	1,848,026
5,896,723		FNMA	4.500	12/01/39	6,445,528
409,237		FNMA	4.500	12/01/39	447,580
142,724		FNMA	4.500	12/01/39	158,100
56,247	i	FNMA	3.637	01/01/40	59,362
99,796		FNMA	4.500	01/01/40	109,098
128,024		FNMA	5.000	01/01/40	142,982
801,863		FNMA	6.000	02/01/40	915,684
504,378		FNMA	4.500	03/01/40	551,955
1,072,108		FNMA	4.500	03/01/40	1,172,714
56,229		FNMA	5.000	03/01/40	62,961
49,317		FNMA	4.500	04/01/40	53,938
1,931,398		FNMA	5.000	04/01/40	2,148,686
1,566,938		FNMA	5.000	04/01/40	1,748,910
270,359	i	FNMA	2.506	05/01/40	289,280
394,920	i	FNMA	3.318	05/01/40	419,503
157,334	i	FNMA	3.489	05/01/40	167,589
56,574		FNMA	4.500	05/01/40	62,486
149,314		FNMA	4.500	07/01/40	163,371
125,517		FNMA	4.500	07/01/40	137,335
171,021		FNMA	5.000	07/01/40	191,499
77,207	i	FNMA	3.354	08/01/40	81,815
1,135,747		FNMA	4.500	08/01/40	1,242,749
1,549,577		FNMA	4.500	08/01/40	1,695,496
1,224,790		FNMA	5.000	08/01/40	1,363,354
957,863		FNMA	4.500	09/01/40	1,049,338
2,400,901		FNMA	4.500	09/01/40	2,627,611
2,304,991		FNMA	6.000	09/01/40	2,631,163
366,355		FNMA	3.500	10/01/40	385,603
1,714,203		FNMA	4.000	10/01/40	1,837,721
4,157,791		FNMA	4.000	10/01/40	4,457,239
2,558,255		FNMA	4.500	10/01/40	2,800,706
2,636,384		FNMA	3.500	11/01/40	2,775,372
2,847,511		FNMA	4.000	11/01/40	3,052,730
1,905,363		FNMA	4.000	11/01/40	2,042,531
3,278,635		FNMA	4.000	11/01/40	3,514,878
335,527		FNMA	4.500	11/01/40	367,534
311,556	i	FNMA	3.287	12/01/40	329,899
964,387		FNMA	4.000	12/01/40	1,036,884
8,135,723		FNMA	4.500	12/01/40	8,910,296
97,690		FNMA	3.500	01/01/41	102,839
194,734	i	FNMA	2.725	02/01/41	206,657
562,986		FNMA	3.500	02/01/41	592,677
2,722,674		FNMA	4.000	02/01/41	2,919,278
2,611,293		FNMA	4.000	03/01/41	2,799,650
2,089,181		FNMA	4.500	04/01/41	2,289,396
2,800,158		FNMA	4.500	05/01/41	3,084,989
523,001		FNMA	4.500	05/01/41	572,844
1,704,090		FNMA	4.500	06/01/41	1,867,457
527,387	i	FNMA	3.251	07/01/41	560,857
1,908,367		FNMA	4.500	07/01/41	2,091,748
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,149,766		FNMA	4.000%	09/01/41	$5,519,985
2,895,034		FNMA	4.500	09/01/41	3,173,705
1,050,023		FNMA	5.500	09/01/41	1,182,043
933,561	i	FNMA	2.922	10/01/41	997,665
180,469	i	FNMA	3.041	10/01/41	190,587
1,578,416		FNMA	3.500	11/01/41	1,661,073
1,335,875		FNMA	3.500	11/01/41	1,408,323
1,727,469	i	FNMA	2.822	12/01/41	1,816,450
8,083,347		FNMA	3.500	12/01/41	8,505,942
1,859,947		FNMA	4.000	12/01/41	1,993,517
4,053,988		FNMA	3.500	03/01/42	4,264,931
3,059,095		FNMA	4.000	03/01/42	3,278,621
7,552,349		FNMA	3.500	04/01/42	7,944,828
2,550,367		FNMA	3.500	04/01/42	2,700,585
3,896,382		FNMA	4.500	04/01/42	4,268,149
3,153,364		FNMA	5.000	04/01/42	3,580,661
2,726,517		FNMA	4.000	05/01/42	2,923,291
3,584,295		FNMA	5.000	05/01/42	3,997,839
2,258,367		FNMA	3.000	06/01/42	2,314,876
11,727,282		FNMA	3.500	06/01/42	12,337,188
10,926,624		FNMA	4.000	06/01/42	11,705,306
6,291,375		FNMA	4.000	06/01/42	6,738,738
17,955,168		FNMA	3.500	07/01/42	18,886,398
3,460,792		FNMA	4.500	07/01/42	3,795,981
3,886,896		FNMA	3.500	08/01/42	4,088,705
5,059,681		FNMA	3.000	09/01/42	5,186,848
7,322,771		FNMA	3.500	09/01/42	7,703,630
10,508,276		FNMA	3.000	10/01/42	10,771,723
3,858,264		FNMA	3.500	10/01/42	4,058,557
3,576,650		FNMA	2.500	01/01/43	3,539,925
13,115,409		FNMA	3.000	01/01/43	13,445,137
17,510,668		FNMA	3.000	02/01/43	17,948,255
13,282,231		FNMA	3.000	04/01/43	13,609,588
4,491,757		FNMA	3.000	04/01/43	4,602,450
3,133,530	i	FNMA	2.184	06/01/43	3,209,810
14,309,196		FNMA	3.000	06/01/43	14,657,563
4,080,193	i	FNMA	1.731	07/01/43	4,194,282
10,975,477		FNMA	3.000	07/01/43	11,241,937
11,130,906		FNMA	3.500	07/01/43	11,705,986
9,189,311		FNMA	3.000	08/01/43	9,410,618
4,858,630		FNMA	4.000	08/01/43	5,255,011
7,444,013		FNMA	3.000	09/01/43	7,622,611
11,208,245		FNMA	3.500	09/01/43	11,787,321
6,981,990		FNMA	3.500	10/01/43	7,343,405
1,553,718		FNMA	4.500	10/01/43	1,696,222
4,202,978		FNMA	4.000	11/01/43	4,493,795
9,389,566		FNMA	4.000	11/01/43	10,039,259
2,865,177		FNMA	4.500	12/01/43	3,127,361
8,692,962		FNMA	4.500	12/01/43	9,494,895
8,687,031		FNMA	4.000	01/01/44	9,288,112
8,276,043		FNMA	4.000	05/01/44	8,848,687
9,140,502		FNMA	4.000	07/01/44	9,772,961
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$8,905,522	FNMA	4.000%	07/01/44	$9,521,722
4,629,796	FNMA	3.500	09/01/44	4,868,995
8,647,271	FNMA	4.000	09/01/44	9,245,602
15,329,874	FNMA	3.500	10/01/44	16,121,894
9,849,630	FNMA	4.000	12/01/44	10,543,926
9,852,997	FNMA	3.000	01/01/45	10,092,290
6,933	Government National Mortgage Association (GNMA)	5.000	02/15/18	7,327
35,844	GNMA	4.500	02/15/19	37,524
11,686	GNMA	4.500	01/20/24	12,322
70,615	GNMA	4.000	04/15/24	75,483
11,107	GNMA	4.500	07/15/24	11,941
237,492	GNMA	4.000	08/15/24	253,791
66,180	GNMA	4.500	08/15/24	71,159
178,475	GNMA	4.000	09/15/24	189,909
33,248	GNMA	4.500	01/15/25	35,696
265,292	GNMA	4.000	08/15/25	281,757
150,159	GNMA	3.500	03/15/26	160,351
184,210	GNMA	4.000	04/15/26	195,008
153,819	GNMA	4.000	06/20/26	163,174
232,566	GNMA	3.500	11/20/26	247,512
1,164,089	GNMA	3.000	12/15/26	1,229,345
3,364,227	GNMA	2.500	04/20/27	3,469,619
2,070,499	GNMA	2.500	09/20/27	2,135,326
1,140	GNMA	6.500	09/15/28	1,306
3,331	GNMA	6.500	09/15/28	3,814
4,652	GNMA	6.500	11/15/28	5,350
1,239	GNMA	7.500	11/15/28	1,418
3,721,630	GNMA	3.500	11/20/28	3,964,893
8,799	GNMA	8.500	10/15/30	9,473
5,294	GNMA	8.500	10/20/30	6,562
596	GNMA	8.500	12/15/30	765
832	GNMA	7.000	06/20/31	1,020
997	GNMA	6.500	07/15/31	1,142
3,269	GNMA	7.000	07/15/31	3,548
2,068	GNMA	7.000	07/15/31	2,346
322,513	GNMA	6.000	10/15/32	375,819
48,046	GNMA	5.500	12/20/32	54,447
112,471	GNMA	5.500	05/15/33	127,668
19,448	GNMA	5.000	07/15/33	21,853
64,630	GNMA	5.500	07/15/33	72,951
16,197	GNMA	5.000	07/20/33	18,177
31,630	GNMA	5.000	08/15/33	35,308
83,941	GNMA	5.000	08/15/33	95,158
230,633	GNMA	5.500	09/15/33	265,264
202,425	GNMA	6.000	11/20/33	235,272
89,686	GNMA	5.500	05/20/34	101,669
123,296	GNMA	6.000	09/20/34	142,637
11,839	GNMA	5.000	10/20/34	13,289
283,359	GNMA	5.500	11/15/34	322,206
125,249	GNMA	6.500	01/15/35	150,252
68,128	GNMA	5.500	02/20/35	77,252
1,375,356	GNMA	5.000	03/20/35	1,542,765
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$442,296	GNMA	5.000%	04/15/35	$494,012
430,349	GNMA	5.500	05/20/35	487,633
17,208	GNMA	5.000	09/20/35	19,292
11,647	GNMA	5.000	11/15/35	12,997
11,700	GNMA	5.000	11/15/35	13,195
131,292	GNMA	5.500	02/20/36	148,881
15,909	GNMA	5.500	03/15/36	18,081
42,086	GNMA	5.500	05/20/36	47,682
9,585	GNMA	6.500	06/15/36	10,975
437,620	GNMA	5.500	06/20/36	495,920
22,020	GNMA	5.000	09/15/36	24,689
19,402	GNMA	6.000	09/15/36	22,555
39,567	GNMA	6.000	10/20/36	45,376
24,562	GNMA	5.000	12/15/36	27,434
41,531	GNMA	5.500	01/15/37	46,878
21,910	GNMA	6.000	01/20/37	25,118
565,831	GNMA	5.500	02/15/37	641,381
74,809	GNMA	6.000	02/20/37	85,734
563,741	GNMA	6.000	04/15/37	655,215
12,114	GNMA	6.500	04/15/37	13,871
268,070	GNMA	6.000	04/20/37	307,126
27,092	GNMA	6.000	06/15/37	30,837
45,211	GNMA	6.000	08/20/37	51,907
35,848	GNMA	6.500	08/20/37	41,509
172,412	GNMA	6.500	11/20/37	196,451
112,051	GNMA	6.000	12/15/37	127,545
12,143	GNMA	5.000	02/20/38	13,287
281,226	GNMA	5.000	04/15/38	313,624
12,834	GNMA	5.500	05/20/38	14,211
50,567	GNMA	5.500	06/15/38	57,570
126,458	GNMA	6.000	06/20/38	143,421
191,450	GNMA	5.500	07/15/38	216,352
992,450	GNMA	5.000	07/20/38	1,092,287
966,189	GNMA	5.500	07/20/38	1,084,265
29,469	GNMA	5.500	08/15/38	33,263
421,788	GNMA	6.000	08/15/38	480,116
184,905	GNMA	6.000	08/15/38	210,817
97,991	GNMA	6.000	08/20/38	111,136
386,975	GNMA	6.000	09/20/38	438,889
69,040	GNMA	5.000	10/15/38	77,048
26,993	GNMA	5.500	10/15/38	31,105
17,523	GNMA	6.500	10/20/38	20,314
23,173	GNMA	6.500	10/20/38	24,536
6,291	GNMA	5.500	11/15/38	7,101
69,343	GNMA	6.500	11/20/38	79,872
498,832	GNMA	6.000	12/15/38	567,821
5,717	GNMA	6.500	12/15/38	6,546
65,273	GNMA	5.000	01/15/39	73,049
1,907,959	GNMA	4.500	01/20/39	2,080,490
180,963	GNMA	6.500	01/20/39	207,053
69,830	GNMA	5.000	02/15/39	77,874
32,840	GNMA	6.000	02/15/39	37,406
121

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$98,804		GNMA	4.500%	03/15/39	$109,179
629,101		GNMA	4.500	03/15/39	695,162
51,017	i	GNMA	4.000	03/20/39	52,244
23,155		GNMA	4.500	03/20/39	25,263
332,920		GNMA	5.500	03/20/39	377,380
36,689		GNMA	4.500	04/15/39	40,541
713,347		GNMA	5.500	04/15/39	811,856
13,854		GNMA	5.000	04/20/39	15,534
72,899		GNMA	4.000	05/15/39	78,287
1,098,081		GNMA	4.500	05/15/39	1,213,389
585,387		GNMA	5.000	05/15/39	654,515
77,267		GNMA	4.000	05/20/39	82,678
201,969		GNMA	4.500	05/20/39	220,523
4,076,095		GNMA	5.000	05/20/39	4,570,170
3,032,953		GNMA	4.500	06/15/39	3,351,440
29,397		GNMA	4.500	06/15/39	32,484
30,794		GNMA	5.000	06/15/39	34,432
72,218		GNMA	5.000	06/15/39	80,749
2,550,723		GNMA	5.000	06/15/39	2,893,787
2,553,341		GNMA	5.000	06/15/39	2,895,766
33,352		GNMA	5.000	06/15/39	37,313
45,732		GNMA	4.000	06/20/39	48,981
27,965		GNMA	5.000	06/20/39	31,364
3,536,877		GNMA	4.000	07/15/39	3,798,287
3,595,015		GNMA	4.500	07/15/39	4,026,290
101,132		GNMA	4.500	07/15/39	111,752
53,540		GNMA	4.500	07/15/39	59,163
37,098		GNMA	5.000	07/15/39	41,520
466,368		GNMA	4.500	07/20/39	509,663
412,814		GNMA	5.000	07/20/39	463,044
36,280		GNMA	5.500	07/20/39	41,113
173,128		GNMA	4.000	08/15/39	185,924
631,725		GNMA	5.000	08/15/39	706,404
47,968		GNMA	5.500	08/15/39	54,144
115,618		GNMA	6.000	08/15/39	131,714
121,649		GNMA	4.000	08/20/39	130,275
115,268		GNMA	5.000	08/20/39	129,273
61,202		GNMA	5.000	09/15/39	68,427
156,474		GNMA	5.000	09/20/39	175,467
42,949		GNMA	4.500	10/15/39	47,465
21,153		GNMA	5.000	10/15/39	23,658
45,590		GNMA	4.500	10/20/39	49,877
79,783		GNMA	4.500	11/15/39	89,372
68,157		GNMA	4.500	11/20/39	74,604
80,398		GNMA	5.000	11/20/39	90,163
102,544		GNMA	4.500	12/15/39	113,312
2,439,857		GNMA	4.500	12/15/39	2,696,065
67,491		GNMA	4.500	12/20/39	73,923
2,485,008		GNMA	5.000	12/20/39	2,786,919
2,218,220		GNMA	4.500	01/20/40	2,430,392
32,530		GNMA	5.500	01/20/40	36,858
1,244,511		GNMA	5.500	02/15/40	1,404,867
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$140,219		GNMA	4.000%	03/15/40	$150,610
35,176		GNMA	5.000	03/15/40	39,329
25,288		GNMA	4.500	04/15/40	27,943
598,439		GNMA	5.000	04/15/40	672,341
94,873		GNMA	4.500	04/20/40	103,905
16,432		GNMA	4.500	05/15/40	18,181
391,854		GNMA	5.000	05/15/40	437,473
879,146	i	GNMA	3.000	05/20/40	915,445
20,894		GNMA	4.500	05/20/40	22,882
7,267,170		GNMA	4.500	06/15/40	8,048,766
33,695		GNMA	4.500	06/15/40	37,242
41,194		GNMA	4.500	06/15/40	45,584
442,553		GNMA	5.000	06/20/40	496,380
292,669		GNMA	4.500	07/15/40	324,001
1,019,840		GNMA	4.500	07/15/40	1,129,351
3,334,896		GNMA	4.500	07/20/40	3,650,980
99,612		GNMA	5.000	07/20/40	111,711
2,548,224		GNMA	4.000	08/15/40	2,744,937
704,349		GNMA	4.000	08/15/40	756,580
231,557		GNMA	4.500	08/15/40	259,349
257,712		GNMA	4.500	08/20/40	282,074
200,917		GNMA	4.500	09/20/40	219,895
54,050		GNMA	5.500	09/20/40	61,293
74,032		GNMA	6.500	09/20/40	84,354
71,784		GNMA	4.000	10/15/40	78,303
166,266		GNMA	6.000	10/20/40	192,126
832,891		GNMA	4.000	11/15/40	896,684
2,563,451		GNMA	4.000	11/20/40	2,753,551
658,725		GNMA	3.500	12/15/40	694,666
862,341		GNMA	5.500	12/20/40	977,073
2,664,778		GNMA	4.000	01/15/41	2,869,378
6,573,337		GNMA	4.000	01/20/41	7,060,251
628,260		GNMA	4.000	02/15/41	676,263
1,920,817		GNMA	4.500	02/20/41	2,100,252
1,086,310		GNMA	4.500	03/15/41	1,202,593
2,486,818		GNMA	4.500	04/20/41	2,717,900
477,371		GNMA	5.000	04/20/41	535,246
265,689	i	GNMA	4.000	06/20/41	278,737
613,710		GNMA	4.000	07/15/41	660,534
943,324		GNMA	4.000	07/20/41	1,013,229
3,014,484		GNMA	4.500	07/20/41	3,292,325
2,705,157		GNMA	5.000	07/20/41	3,033,519
827,504		GNMA	4.500	08/15/41	916,514
1,201,760		GNMA	5.000	08/20/41	1,347,460
1,335,181		GNMA	4.000	09/15/41	1,437,656
140,140	i	GNMA	3.000	09/20/41	146,523
4,139,448		GNMA	4.000	09/20/41	4,445,927
273,866		GNMA	4.000	10/15/41	294,107
283,238	i	GNMA	1.625	10/20/41	293,231
205,028	i	GNMA	3.500	10/20/41	214,042
5,142,776		GNMA	4.000	10/20/41	5,523,623
625,877		GNMA	5.500	10/20/41	709,109
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,513,672		GNMA	3.500%	11/15/41	$1,597,640
3,372,250		GNMA	4.000	11/15/41	3,629,902
6,513,875		GNMA	4.500	11/20/41	7,109,636
2,481,906		GNMA	5.000	11/20/41	2,782,925
824,201		GNMA	6.000	11/20/41	946,362
3,204,842		GNMA	3.500	01/20/42	3,382,126
1,167,487	i	GNMA	3.000	02/20/42	1,218,107
1,607,478		GNMA	3.500	03/20/42	1,696,401
2,608,355		GNMA	4.500	03/20/42	2,849,812
2,947,871		GNMA	3.500	04/15/42	3,110,040
15,397,392		GNMA	3.500	05/20/42	16,249,167
3,959,856		GNMA	3.500	05/20/42	4,227,897
3,771,452		GNMA	4.000	05/20/42	4,047,282
7,569,903		GNMA	3.500	07/15/42	8,035,732
1,023,904	i	GNMA	2.000	07/20/42	1,052,967
3,548,260		GNMA	3.500	07/20/42	3,744,550
3,958,203		GNMA	3.000	08/20/42	4,085,445
14,534,630		GNMA	3.500	08/20/42	15,338,687
4,105,296		GNMA	3.500	08/20/42	4,384,157
3,260,172		GNMA	6.000	08/20/42	3,742,132
5,514,250		GNMA	3.500	10/20/42	5,819,304
5,673,443		GNMA	3.000	11/20/42	5,855,821
4,323,923		GNMA	3.000	12/20/42	4,475,398
6,557,707		GNMA	3.000	12/20/42	6,768,511
6,434,630		GNMA	3.000	01/15/43	6,655,482
4,031,850		GNMA	3.000	01/15/43	4,158,254
4,969,953		GNMA	3.000	01/20/43	5,129,717
8,370,031		GNMA	3.000	02/20/43	8,639,096
4,449,359		GNMA	3.000	02/20/43	4,616,296
1,697,918		GNMA	3.000	04/15/43	1,751,150
2,157,076		GNMA	5.000	04/20/43	2,418,543
3,421,483		GNMA	3.000	05/20/43	3,530,375
5,270,235		GNMA	3.000	06/20/43	5,439,824
9,010,766		GNMA	3.500	06/20/43	9,623,207
11,139,452		GNMA	3.000	07/20/43	11,498,048
8,602,498		GNMA	3.500	09/20/43	9,078,457
4,274,697		GNMA	4.000	09/20/43	4,572,364
3,811,062		GNMA	4.000	10/20/43	4,070,404
1,683,053		GNMA	3.500	11/20/43	1,776,165
4,637,237		GNMA	4.000	11/20/43	4,952,913
3,746,754		GNMA	4.500	12/20/43	4,079,441
3,948,479		GNMA	4.500	01/20/44	4,299,078
4,352,891		GNMA	3.500	02/20/44	4,592,061
7,772,350		GNMA	4.000	02/20/44	8,295,383
8,030,351		GNMA	4.000	05/20/44	8,564,486
8,276,484		GNMA	4.000	06/20/44	8,826,994
19,697,546		GNMA	3.500	07/20/44	20,763,757
14,318,827		GNMA	4.000	10/20/44	15,352,564
7,538,897		GNMA	4.500	10/20/44	8,211,904
14,374,925		GNMA	3.500	11/20/44	15,153,026
4,842,404	h	GNMA	4.000	11/20/44	5,193,222
9,978,212	h	GNMA	3.500	02/20/45	10,519,149
		TOTAL MORTGAGE BACKED			1,652,587,977
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 1.1%
$300,000	American Municipal Power	7.834%	02/15/41	$450,096
500,000	American Municipal Power	6.270	02/15/50	652,145
500,000	Bay Area Toll Authority	6.263	04/01/49	716,535
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	938,981
300,000	City of Chicago IL	5.432	01/01/42	276,441
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,004,610
150,000	Colorado Bridge Enterprise	6.078	12/01/40	198,813
200,000	Commonwealth of Massachusetts	4.200	12/01/21	222,178
500,000	Commonwealth of Massachusetts	5.731	06/01/40	658,085
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	221,465
200,000	County of Clark NV	6.820	07/01/45	292,430
350,000	Denver City & County School District No	4.242	12/15/37	365,984
200,000	District of Columbia	5.591	12/01/34	252,466
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	112,901
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	513,895
64,752	Kentucky Asset Liability Commission	3.165	04/01/18	66,482
30,000	Los Angeles Unified School District	5.750	07/01/34	38,118
100,000	Massachusetts School Building Authority	5.715	08/15/39	130,357
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	133,703
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,300,499
650,000	Metropolitan Transportation Authority	7.336	11/15/39	1,018,817
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	623,295
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	333,720
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	658,615
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,191,061
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	503,331
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,463,820
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	902,344
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	400,064
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	769,979
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,246,850
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	640,590
600,000	New York State Dormitory Authority	5.289	03/15/33	718,656
130,000	New York State Dormitory Authority	5.628	03/15/39	164,749
545,000	New York State Dormitory Authority	5.600	03/15/40	708,015
400,000	New York State Urban Development Corp	5.838	03/15/40	511,816
100,000	Ohio State University	4.910	06/01/40	118,774
675,000	Ohio State Water Development Authority	4.879	12/01/34	788,785
750,000	Oregon School Boards Association	4.759	06/30/28	850,103
250,000	Oregon School Boards Association	5.680	06/30/28	309,693
100,000	Oregon State Department of Transportation	5.834	11/15/34	131,741
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	254,716
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	639,035
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,107,260
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	122,826
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	1,003,568
200,000	State of California	1.050	02/01/16	200,840
300,000	State of California	5.750	03/01/17	326,520
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	State of California	6.200%	10/01/19	$708,312
645,000	State of California	5.700	11/01/21	762,409
250,000	State of California	7.500	04/01/34	373,877
285,000	State of California	7.550	04/01/39	446,618
3,400,000	State of California	7.300	10/01/39	5,078,104
2,740,000	State of California	7.625	03/01/40	4,270,756
300,000	State of Connecticut	5.090	10/01/30	347,667
620,000	State of Connecticut	5.850	03/15/32	786,079
1,045,000	State of Illinois	4.961	03/01/16	1,082,860
4,450,000	State of Illinois	5.100	06/01/33	4,501,175
1,295,000	State of Illinois	6.725	04/01/35	1,474,875
500,000	State of Illinois	5.650	12/01/38	518,275
500,000	State of Kansas Department of Transportation	4.596	09/01/35	572,620
300,000	State of Oregon	5.762	06/01/23	354,906
600,000	State of Texas	4.631	04/01/33	699,000
50,000	State of Texas	5.517	04/01/39	67,338
1,000,000	State of Texas	4.681	04/01/40	1,192,750
575,000	State of Texas Transportation Commission	5.028	04/01/26	679,397
500,000	State of Utah	3.539	07/01/25	538,115
200,000	State of Washington	5.090	08/01/33	240,014
604,000	State Public School Building Authority	5.000	09/15/27	663,705
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,202,994
300,000	Tennessee Valley Authority	1.750	10/15/18	305,635
750,000	Tennessee Valley Authority	3.875	02/15/21	837,471
750,000	Tennessee Valley Authority	2.875	09/15/24	785,157
500,000	Tennessee Valley Authority	5.880	04/01/36	700,644
500,000	Tennessee Valley Authority	5.500	06/15/38	677,953
300,000	Tennessee Valley Authority	3.500	12/15/42	305,676
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,050,281
860,000	University of California	4.858	05/15/12	911,488
500,000	University of California	1.796	07/01/19	502,265
200,000	University of California	5.770	05/15/43	257,118
200,000	University of California	3.931	05/15/45	204,196
200,000	University of California	4.131	05/15/45	203,996
100,000	University of Pennsylvania	4.674	09/01/12	111,280
200,000	University of Southern California	5.250	10/01/11	268,927
700,000	University of Texas	4.794	08/15/46	854,630
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	182,519
	TOTAL MUNICIPAL BONDS			62,976,849

U.S. TREASURY SECURITIES - 35.9%
12,000,000	United States Treasury Bond	5.250	11/15/28	16,379,064
26,060,000	United States Treasury Bond	5.250	02/15/29	35,651,305
16,250,000	United States Treasury Bond	4.500	02/15/36	22,140,625
4,644,000	United States Treasury Bond	4.375	02/15/38	6,224,047
36,983,000	United States Treasury Bond	3.500	02/15/39	43,798,856
850,000	United States Treasury Bond	4.375	11/15/39	1,145,972
3,380,000	United States Treasury Bond	4.375	05/15/40	4,569,865
12,585,000	United States Treasury Bond	3.875	08/15/40	15,847,271
11,185,000	United States Treasury Bond	4.250	11/15/40	14,902,268
5,075,000	United States Treasury Bond	4.750	02/15/41	7,280,641
26,350,000	United States Treasury Bond	4.375	05/15/41	35,934,812
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,000,000	United States Treasury Bond	3.750%	08/15/41	$12,433,590
2,300,000	United States Treasury Bond	3.125	11/15/41	2,571,867
4,550,000	United States Treasury Bond	3.125	02/15/42	5,083,915
7,500,000	United States Treasury Bond	3.000	05/15/42	8,184,960
10,000,000	United States Treasury Bond	2.750	08/15/42	10,404,690
4,000,000	United States Treasury Bond	2.750	11/15/42	4,159,688
10,250,000	United States Treasury Bond	2.875	05/15/43	10,928,263
6,500,000	United States Treasury Bond	3.625	08/15/43	7,944,222
2,000,000	United States Treasury Bond	3.750	11/15/43	2,498,906
7,615,000	United States Treasury Bond	3.625	02/15/44	9,317,074
2,500,000	United States Treasury Bond	3.375	05/15/44	2,930,665
14,000,000	United States Treasury Bond	3.125	08/15/44	15,696,408
16,750,000	United States Treasury Bond	3.000	11/15/44	18,355,638
9,000,000	United States Treasury Bond	2.500	02/15/45	8,922,654
38,000,000	United States Treasury Note	0.375	03/15/16	38,035,644
9,000,000	United States Treasury Note	2.250	03/31/16	9,173,673
12,000,000	United States Treasury Note	0.250	04/15/16	11,992,500
14,000,000	United States Treasury Note	2.000	04/30/16	14,250,474
11,250,000	United States Treasury Note	1.750	05/31/16	11,431,935
22,000,000	United States Treasury Note	0.500	06/15/16	22,034,364
10,750,000	United States Treasury Note	1.500	07/31/16	10,905,370
19,000,000	United States Treasury Note	0.625	08/15/16	19,053,428
10,000,000	United States Treasury Note	0.500	08/31/16	10,010,940
14,000,000	United States Treasury Note	1.000	08/31/16	14,113,750
14,200,000	United States Treasury Note	1.000	09/30/16	14,320,927
10,000,000	United States Treasury Note	0.375	10/31/16	9,986,720
13,050,000	United States Treasury Note	1.000	10/31/16	13,163,170
27,000,000	United States Treasury Note	0.625	11/15/16	27,067,500
173,000	United States Treasury Note	4.625	11/15/16	184,705
278,400	United States Treasury Note	7.500	11/15/16	309,959
8,000,000	United States Treasury Note	0.500	11/30/16	8,003,128
15,250,000	United States Treasury Note	0.875	11/30/16	15,348,881
8,000,000	United States Treasury Note	0.625	12/15/16	8,018,128
4,000,000	United States Treasury Note	0.875	12/31/16	4,026,876
10,000,000	United States Treasury Note	0.500	01/31/17	9,999,220
50,300,000	United States Treasury Note	0.875	01/31/17	50,622,222
16,250,000	United States Treasury Note	0.875	02/28/17	16,350,295
220,000	United States Treasury Note	3.000	02/28/17	230,261
20,000,000	United States Treasury Note	0.750	03/15/17	20,075,000
15,000,000	United States Treasury Note	0.500	03/31/17	14,980,080
21,300,000	United States Treasury Note	1.000	03/31/17	21,474,724
16,500,000	United States Treasury Note	0.875	04/30/17	16,591,526
160,000	United States Treasury Note	8.750	05/15/17	187,475
30,400,000	United States Treasury Note	0.625	05/31/17	30,397,629
20,200,000	United States Treasury Note	0.500	07/31/17	20,121,099
139,200	United States Treasury Note	8.875	08/15/17	166,137
17,300,000	United States Treasury Note	0.625	08/31/17	17,266,213
16,000,000	United States Treasury Note	0.625	09/30/17	15,956,256
4,000,000	United States Treasury Note	0.875	10/15/17	4,013,124
61,750,000	United States Treasury Note	0.750	10/31/17	61,735,550
8,414,000	United States Treasury Note	4.250	11/15/17	9,173,229
20,500,000	United States Treasury Note	0.625	11/30/17	20,411,911
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$31,000,000	United States Treasury Note	0.750%	12/31/17	$30,939,457
8,044,000	United States Treasury Note	2.750	12/31/17	8,468,192
21,000,000	United States Treasury Note	0.875	01/31/18	21,016,401
8,127,000	United States Treasury Note	2.625	01/31/18	8,529,539
31,000,000	United States Treasury Note	0.750	02/28/18	30,893,422
23,000,000	United States Treasury Note	0.750	03/31/18	22,893,993
15,000,000	United States Treasury Note	0.625	04/30/18	14,861,715
6,172,000	United States Treasury Note	2.625	04/30/18	6,490,728
6,266,000	United States Treasury Note	3.875	05/15/18	6,832,390
72,000,000	United States Treasury Note	1.000	05/31/18	72,073,152
7,862,000	United States Treasury Note	2.375	05/31/18	8,208,416
7,000,000	United States Treasury Note	1.375	06/30/18	7,085,862
15,000,000	United States Treasury Note	1.375	07/31/18	15,173,430
13,065,000	United States Treasury Note	2.250	07/31/18	13,592,708
40,350,000	United States Treasury Note	1.500	08/31/18	40,964,692
22,000,000	United States Treasury Note	1.375	09/30/18	22,230,318
28,000,000	United States Treasury Note	1.250	10/31/18	28,146,552
1,681,000	United States Treasury Note	9.000	11/15/18	2,158,246
33,500,000	United States Treasury Note	1.250	11/30/18	33,659,661
25,000,000	United States Treasury Note	1.500	12/31/18	25,328,125
25,000,000	United States Treasury Note	1.500	01/31/19	25,320,300
2,802,400	United States Treasury Note	2.750	02/15/19	2,969,011
30,000,000	United States Treasury Note	1.500	02/28/19	30,367,980
36,000,000	United States Treasury Note	1.625	03/31/19	36,601,884
40,750,000	United States Treasury Note	1.500	05/31/19	41,182,969
40,000,000	United States Treasury Note	1.625	06/30/19	40,621,880
18,000,000	United States Treasury Note	1.625	07/31/19	18,267,192
50,500,000	United States Treasury Note	1.625	08/31/19	51,229,876
38,500,000	United States Treasury Note	1.750	09/30/19	39,233,887
29,000,000	United States Treasury Note	1.500	10/31/19	29,222,024
57,000,000	United States Treasury Note	1.500	11/30/19	57,423,054
33,500,000	United States Treasury Note	1.625	12/31/19	33,918,750
36,500,000	United States Treasury Note	1.250	01/31/20	36,303,228
78,500,000	United States Treasury Note	1.375	02/29/20	78,524,492
4,000,000	United States Treasury Note	2.000	07/31/20	4,114,064
5,342,000	United States Treasury Note	2.625	08/15/20	5,660,853
6,000,000	United States Treasury Note	2.000	09/30/20	6,162,654
5,000,000	United States Treasury Note	2.000	11/30/20	5,130,470
5,900,000	United States Treasury Note	3.625	02/15/21	6,586,335
10,000,000	United States Treasury Note	2.000	02/28/21	10,244,530
27,610,000	United States Treasury Note	2.125	08/15/21	28,416,737
2,070,000	United States Treasury Note	2.000	11/15/21	2,112,694
13,379,100	United States Treasury Note	8.000	11/15/21	18,700,423
5,000,000	United States Treasury Note	1.750	02/28/22	5,014,455
10,500,000	United States Treasury Note	1.625	11/15/22	10,397,457
13,250,000	United States Treasury Note	1.750	05/15/23	13,176,502
12,000,000	United States Treasury Note	2.500	08/15/23	12,629,064
13,000,000	United States Treasury Note	2.750	11/15/23	13,939,458
26,000,000	United States Treasury Note	2.500	05/15/24	27,310,166
6,000,000	United States Treasury Note	2.375	08/15/24	6,236,718
55,005,000	United States Treasury Note	2.250	11/15/24	56,543,435
30,000,000	United States Treasury Note	2.000	02/15/25	30,189,840
	TOTAL U.S. TREASURY SECURITIES			2,117,790,670

	TOTAL GOVERNMENT BONDS			4,280,506,548
	(Cost $4,170,155,804)
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.8%
$294,967	Ally Auto Receivables Trust	1.210%	07/15/16	$295,155
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	799,907
	Series - 2012 4 (Class A4)
3,000,000	AmeriCredit Automobile Receivables 2015-	2.510	01/08/21	2,999,565
	Series - 2015 1 (Class C)
639,288	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	639,353
	Series - 2013 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	504,457
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	299,986
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	502,449
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,901
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	501,051
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,298,104
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	731,774
	Series - 2007 A7 (Class A7)
583,807	Centerpoint Energy Transistion	3.460	08/15/19	607,138
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	557,564
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	610,911
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	400,281
	Series - 2012 A3 (Class A3)
395,000	Chase Issuance Trust	1.010	10/15/18	395,757
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,004,283
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.160	09/16/24	987,574
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	830,819
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	344,506
	Series - 2008 A1 (Class A1)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,081,234
	Series - 0 A1 (Class A1)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,016,572
	Series - 2014 A4 (Class A4)
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Discover Card Master Trust	5.650%	03/16/20	$3,319,023
		Series - 2007 A1 (Class A1)
185,453		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	193,672
		Series - 2010 K007 (Class A1)
3,309,218		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	3,297,973
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,020,058
		Series - 2012 K023 (Class A2)
463,422		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	483,142
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	509,388
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	513,563
		Series - 2013 K027 (Class A2)
96,682		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	99,972
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,158,883
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	543,940
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,631,324
		Series - 2014 K036 (Class A2)
365,078		Ford Credit Auto Owner Trust	0.550	07/15/17	365,107
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	821,150
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	504,442
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,899,398
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	589,314
		Series - 2013 A (Class A4)
227,000		Hyundai Auto Receivables Trust 2014-B	2.100	11/15/19	228,233
		Series - 2014 B (Class C)
1,149,026		Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,151,252
		Series - 2013 B (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	401,006
		Series - 2012 A (Class A4)
11,505	i	Residential Asset Securities Corp	6.489	10/25/30	11,603
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,580
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.190	05/15/18	2,000,504
		Series - 2013 2013-3 (Class B)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	204,680
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,499,703
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	301,702
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,015,768
		Series - 2014 2014-1 (Class C)
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$572,000		Santander Drive Auto Receivables Trust 2014-5	2.460%	06/15/20	$575,170
		Series - 2014 5 (Class C)
120,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	119,928
		Series - 2014 A (Class A3)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,682
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,392
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust 2014-B	1.680	12/15/20	1,064,042
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			48,215,935

OTHER MORTGAGE BACKED - 1.9%
97,498	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	101,670
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	462,739
		Series - 2006 6 (Class A4)
2,058		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	2,056
		Series - 2006 5 (Class AAB)
1,105,665	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.179	09/10/47	1,118,278
		Series - 2005 6 (Class A4)
11,241		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	11,226
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,389,520
		Series - 2006 PW14 (Class A4)
262,891	i	Bear Stearns Commercial Mortgage Securities	5.438	03/11/39	269,131
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.708	06/11/40	215,653
		Series - 2007 PW16 (Class A4)
126,177		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	126,271
		Series - 2005 PWR8 (Class A4)
9,868	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	9,864
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	867,246
		Series - 2006 PW13 (Class AM)
463,956		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	486,662
		Series - 2006 T24 (Class A4)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,080,559
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	541,108
		Series - 2007 PW18 (Class A4)
21,426		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	21,461
		Series - 2007 PW17 (Class A3)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	759,274
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,096,635
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	280,560
		Series - 2014 2014-GC19 (Class A4)
691,345	i	Citigroup Commercial Mortgage Trust	6.134	12/10/49	755,460
		Series - 2008 2008-C7 (Class A4)
500,000		Citigroup Commercial Mortgage Trust 2014-GC25	3.635	10/10/47	533,336
		Series - 2014 GC25 (Class A4)
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$585,000		Citigroup, Inc	5.322%	12/11/49	$615,859
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225	07/15/44	560,341
		Series - 2005 CD1 (Class AJ)
869,118		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	908,157
		Series - 2006 CD3 (Class A5)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,089,270
		Series - 2013 CR13 (Class A2)
730,000		COMM Mortgage Trust	2.256	12/10/44	743,274
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	631,163
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	513,843
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	757,313
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	411,304
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	548,532
		Series - 0 CR7 (Class A4)
483,317	i	COMM Mortgage Trust	5.751	06/10/46	500,889
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,104,853
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	560,931
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,038,522
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	546,532
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	1,006,918
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,101,389
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,081,814
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,067,893
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,063,809
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,070,670
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.264	02/10/48	1,033,375
		Series - 2015 LC19 (Class C)
255,000	i	COMM Mortgage Trust	5.798	12/10/49	277,080
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.028	12/10/49	325,810
		Series - 2008 LS1 (Class ASM)
1,862,543	i	Credit Suisse Commercial Mortgage Trust	5.807	06/15/38	1,923,690
		Series - 2006 C3 (Class A3)
488,761	i	Credit Suisse Mortgage Capital Certificates	5.469	02/15/39	498,468
		Series - 2006 C1 (Class A4)
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$156,457		Credit Suisse Mortgage Capital Certificates	5.467%	09/15/39	$163,526
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,212,703
		Series - 2006 C4 (Class AM)
326,815	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	327,699
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	222,770
		Series - 2005 C5 (Class AJ)
35,666	i	GE Capital Commercial Mortgage Corp	5.290	11/10/45	35,701
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.322	11/10/45	1,010,828
		Series - 2005 C4 (Class A4)
1,562,837	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,574,368
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	609,042
		Series - 2005 GG5 (Class AM)
694,975	i	Greenwich Capital Commercial Funding Corp	5.785	07/10/38	720,292
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	580,326
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,155,116
		Series - 2007 GG11 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	760,931
		Series - 2006 GG6 (Class AM)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,854,561
		Series - 2006 GG6 (Class A4)
1,298,188		GS Mortgage Securities Corp II	5.560	11/10/39	1,362,304
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	453,924
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	308,250
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	309,972
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,868,841
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	533,390
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	216,501
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	252,491
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	519,459
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	553,977
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	208,534
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,101,496
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust 2014-GC26	3.964	11/10/47	1,605,325
		Series - 2014 GC26 (Class AS)
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,900,000		GS Mortgage Securities Trust 2015-GC28	3.136%	02/10/48	$1,945,446
		Series - 2015 GC28 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	103,379
		Series - 2009 IWST (Class A2)
29,589		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	29,606
		Series - 2004 LN2 (Class A2)
1,080,823		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,134,063
		Series - 2006 CB17 (Class A4)
673,312	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.227	12/15/44	680,669
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.841	04/15/45	210,228
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.208	05/15/45	331,925
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	320,113
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	550,455
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	504,387
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	553,827
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	555,996
		Series - 2013 C16 (Class A4)
1,451,168		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,528,338
		Series - 2006 LDP9 (Class A3)
909,477		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	960,362
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	422,763
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	306,774
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	520,803
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	595,988
		Series - 2013 C10 (Class AS)
356,425	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.775	06/15/49	360,753
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.775	06/15/49	919,460
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801	09/15/47	539,336
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940	11/15/47	1,565,292
		Series - 2014 C24 (Class A2)
366,292		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	371,610
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	131,242
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	209,736
		Series - 2006 C6 (Class AJ)
1,358,600		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,444,641
		Series - 2007 C1 (Class A4)
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$791,793		LB-UBS Commercial Mortgage Trust	5.430%	02/15/40	$844,359
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	876,263
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	649,422
		Series - 2007 C6 (Class AM)
299,854	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	329,562
		Series - 2007 C7 (Class A3)
108,874	i	Merrill Lynch Mortgage Trust	5.282	11/12/37	109,780
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.282	11/12/37	229,389
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	292,897
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.659	05/12/39	242,362
		Series - 2006 C1 (Class A4)
129,263	i	Merrill Lynch Mortgage Trust	5.837	06/12/50	129,446
		Series - 2007 C1 (Class A3)
432,757	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.466	02/12/39	441,755
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	166,524
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	61,575
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	778,197
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	520,915
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	248,798
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	215,028
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	415,434
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	603,693
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,336,844
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,180,274
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249	02/15/48	3,621,520
		Series - 2015 C20 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	627,856
		Series - 2007 IQ13 (Class A4)
185,048	i	Morgan Stanley Capital I	5.731	07/12/44	191,743
		Series - 2006 HQ9 (Class A4)
250,000		Morgan Stanley Capital I	2.111	03/15/45	252,150
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,313,765
		Series - 2012 C4 (Class A4)
135

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,550,000	i	Morgan Stanley Capital I	5.686%	04/15/49	$1,662,053
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	219,044
		Series - 2007 T25 (Class AM)
1,716,329		Morgan Stanley Capital I	5.809	12/12/49	1,860,263
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	245,361
		Series - 0 IQ9 (Class AJ)
750,000		Morgan Stanley Capital I Trust	5.569	12/15/44	801,690
		Series - 2007 HQ13 (Class A3)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.532	08/15/39	506,234
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,561,203
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	521,665
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,066,409
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	429,395
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	110,222
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	106,214
		Series - 2007 2007-C30 (Class A5)
885,927	i	Wachovia Bank Commercial Mortgage Trust	5.271	12/15/44	896,811
		Series - 2005 2005-C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.321	12/15/44	743,434
		Series - 2005 2005-C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	108,139
		Series - 2006 2006-C23 (Class AJ)
772,287	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	801,258
		Series - 2006 2006-C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	806,344
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	317,868
		Series - 2006 2006-C28 (Class AM)
1,216,878	i	Wachovia Bank Commercial Mortgage Trust	5.964	02/15/51	1,297,748
		Series - 2007 2007-C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.964	02/15/51	218,323
		Series - 2007 2007-C33 (Class A5)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,277,514
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	4.845	06/15/45	271,725
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	415,078
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	800,136
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	632,741
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	533,695
		Series - 2014 C19 (Class C)
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723%	03/15/47	$1,110,642
		Series - 2014 C19 (Class B)
236,103		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	235,442
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	523,081
		Series - 2013 C12 (Class A4)
3,000,000		WFRBS Commercial Mortgage Trust 2014-C20	3.635	05/15/47	3,195,060
		Series - 2014 C20 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			110,384,270

		TOTAL STRUCTURED ASSETS			158,600,205
		(Cost $156,133,895)

		TOTAL BONDS			5,861,159,416
		(Cost $5,689,783,090)

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
4,000,000		Federal Home Loan Bank (FHLB)	0.057	05/08/15	3,999,828
		TOTAL GOVERNMENT AGENCY DEBT			3,999,828

TREASURY DEBT - 0.1%
5,100,000		United States Treasury Bill	0.050	04/23/15	5,099,944
3,600,000		United States Treasury Bill	0.103	07/23/15	3,599,521
		TOTAL TREASURY DEBT			8,699,465

		TOTAL SHORT-TERM INVESTMENTS			12,699,293
		(Cost $12,698,454)

		TOTAL INVESTMENTS - 99.7%			5,873,858,709
		(Cost $5,702,481,544)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			18,027,134
		NET ASSETS - 100.0%			$5,891,885,843

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $25,970,589 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
137

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.5%

AUTOMOBILES & COMPONENTS - 0.3%
$1,995,000	i	Dealer Tire LLC	5.500%	12/22/21	$2,021,194
3,980,000	i	Gates Global LLC	4.250	07/05/21	3,962,607
3,400,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	3,421,726
		TOTAL AUTOMOBILES & COMPONENTS			9,405,527

CAPITAL GOODS - 0.1%
2,895,755	i	TransDigm, Inc	3.750	02/28/20	2,888,892
		TOTAL CAPITAL GOODS			2,888,892

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
638,207	i	AECOM Technology Corp	3.750	10/17/21	643,625
1,321,688	i	B/E Aerospace Inc	4.000	12/16/21	1,331,045
2,938,929	i	Capital Safety North America	3.750	03/29/21	2,887,497
3,196,988	i	Creative Artists Agency LLC	5.500	12/17/21	3,228,957
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,091,124

CONSUMER DURABLES & APPAREL - 0.2%
4,595,287	i	Libbey Glass, Inc	3.750	04/09/21	4,566,567
1,985,000	i	Otter Products LLC	5.750	06/03/20	1,971,760
		TOTAL CONSUMER DURABLES & APPAREL			6,538,327

CONSUMER SERVICES - 0.3%
2,694,444	i	Hilton Worldwide	3.500	10/26/20	2,696,896
1,255,853	i	Marina District Finance Co, Inc	6.500	08/15/18	1,261,868
586,500	i	MGM Resorts International	3.500	12/20/19	584,424
989,605	i	Pinnacle Entertainment, Inc	3.750	08/13/20	989,070
6,124,619	i	Spin Holdco, Inc	4.250	11/14/19	6,099,079
		TOTAL CONSUMER SERVICES			11,631,337

DIVERSIFIED FINANCIALS - 0.2%
1,995,000	i	DTZ US Borrower LLC	5.500	11/04/21	2,004,975
688,275	i	TransFirst, Inc	5.500	11/12/21	692,790
4,034,250	i	TransUnion LLC	4.000	04/09/21	4,031,749
		TOTAL DIVERSIFIED FINANCIALS			6,729,514

FOOD & STAPLES RETAILING - 0.2%
3,300,000	i	Albertson’s Holdings LLC	5.500	08/25/21	3,326,136
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,010,000
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,500,915
		TOTAL FOOD & STAPLES RETAILING			5,837,051

FOOD, BEVERAGE & TOBACCO - 0.1%
2,170,208	i	HJ Heinz Co	3.250	06/05/20	2,172,899
138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$994,987	i	Post Holdings, Inc	3.750%	06/02/21	$996,510
		TOTAL FOOD, BEVERAGE & TOBACCO			3,169,409

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
643,500	i	Accellent, Inc	4.500	03/12/21	638,674
4,788,913	i	Biomet, Inc	3.674	07/25/17	4,783,741
2,441,306	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,436,423
1,989,924	i	CHS/Community Health Systems	4.250	01/27/21	1,999,178
2,684,725	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,688,403
2,955,000	i	HCA, Inc	3.025	05/01/18	2,955,000
2,955,063	i	Kinetic Concepts, Inc	4.500	05/04/18	2,964,549
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,465,968

INSURANCE - 0.1%
1,197,575	i	Compass Investors, Inc	4.250	12/27/19	1,198,078
		TOTAL INSURANCE			1,198,078

MATERIALS - 0.5%
4,274,288	i	Crown Americas LLC	4.000	10/24/21	4,310,149
1,346,625	i	Eco Services Operations LLC	4.750	12/04/21	1,349,992
3,336,520		Minerals Technologies, Inc	4.000	05/09/21	3,349,032
2,455,556	i	Signode Industrial Group US, Inc	3.750	05/01/21	2,437,900
800,000	i	Solenis International LP	7.750	07/31/22	773,504
3,990,182	i	Tronox Pigments BV	4.000	03/19/20	3,985,593
		TOTAL MATERIALS			16,206,170

MEDIA - 0.4%
1,455,263	i	CSC Holdings LLC	2.678	04/17/20	1,447,986
1,902,760	i	MTL Publishing LLC	3.750	06/29/18	1,899,316
1,617,775	i	Time, Inc	4.250	04/26/21	1,613,731
1,989,547	i	Univision Communications, Inc	4.000	03/01/20	1,984,931
1,709,619	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	1,706,422
2,985,000	i	Visant Corp	7.000	09/23/21	2,995,567
		TOTAL MEDIA			11,647,953

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,000,000	i	NBTY, Inc	3.500	10/01/17	2,958,750
75,904	i	Valeant Pharmaceuticals International, Inc	4.000	03/13/22	76,222
99,096	i	Valeant Pharmaceuticals International, Inc	4.000	03/11/22	99,513
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,134,485

RETAILING - 0.1%
2,160,920	i	Stater Bros Markets	4.750	05/12/21	2,155,518
		TOTAL RETAILING			2,155,518

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,451,440	i	Avago Technologies Ltd	3.750	05/06/21	4,457,850
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,457,850

SOFTWARE & SERVICES - 0.6%
2,242,500	i	Activision Blizzard, Inc	3.250	10/11/20	2,251,313
139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,100,000	i	Asurion LLC	8.500%	03/03/21	$1,103,575
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	2,226,562
1,947,959	i	IMS Health, Inc	3.500	03/17/21	1,939,310
1,304,703	i	Infor US, Inc	3.750	06/03/20	1,291,865
2,174,498	i	Mitchell International, Inc	4.500	10/12/20	2,174,041
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,969,370
1,362,442	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,359,036
2,219,438	i	ProQuest LLC	5.250	10/24/21	2,221,524
		TOTAL SOFTWARE & SERVICES			17,536,596

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,975,000	i	Scientific Games International, Inc	6.000	10/18/20	1,980,431
1,990,000		Sensata Technologies BV	3.500	10/08/21	1,999,632
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,980,063

TELECOMMUNICATION SERVICES - 0.0%
987,500	i	Internap Network Services Corp	6.000	11/26/19	987,500
		TOTAL TELECOMMUNICATION SERVICES			987,500

UTILITIES - 0.0%
243,750	i	Calpine Corp	4.000	10/09/19	244,086
		TOTAL UTILITIES			244,086

		TOTAL BANK LOAN OBLIGATIONS			134,305,448
		(Cost $133,661,325)

BONDS - 89.2%

CORPORATE BONDS - 43.5%

AUTOMOBILES & COMPONENTS - 0.4%
810,000	g	Continental Rubber of America Corp	4.500	09/15/19	835,755
1,000,000		Ford Motor Co	7.450	07/16/31	1,380,693
950,000		Ford Motor Co	4.750	01/15/43	1,038,822
1,750,000	g	Gates Global LLC	6.000	07/15/22	1,651,563
2,475,000		Johnson Controls, Inc	4.625	07/02/44	2,654,794
1,450,000		Magna International, Inc	3.625	06/15/24	1,477,295
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	182,656
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	909,450
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	761,400
		TOTAL AUTOMOBILES & COMPONENTS			10,892,428

BANKS - 6.3%
1,000,000	g	Akbank TAS	4.000	01/24/20	975,500
1,000,000	g	Akbank TAS	5.125	03/31/25	982,500
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,048,620
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,525,500
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	2,009,718
900,000	g	Bangkok Bank PCL	3.250	10/18/15	910,203
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,031,541
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	373,905
140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Bank Nederlandse Gemeenten	1.875%	06/11/19	$1,019,205
3,475,000		Bank of America Corp	3.750	07/12/16	3,581,509
650,000		Bank of America Corp	5.300	03/15/17	694,093
25,000		Bank of America Corp	6.000	09/01/17	27,497
4,850,000		Bank of America Corp	2.600	01/15/19	4,936,291
1,000,000		Bank of America Corp	5.490	03/15/19	1,106,730
3,000,000		Bank of America Corp	2.650	04/01/19	3,056,802
3,000,000		Bank of America Corp	4.000	01/22/25	3,038,931
2,925,000		Bank of America Corp	4.250	10/22/26	3,019,600
1,150,000		Bank of America Corp	5.000	01/21/44	1,320,146
1,750,000		Bank of America Corp	4.875	04/01/44	1,969,903
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,572,176
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,896,293
5,000,000		Bank of Nova Scotia	2.125	09/11/19	5,080,130
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,018,163
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	958,970
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,287,991
1,600,000		Barclays plc	2.750	11/08/19	1,615,763
3,100,000		Barclays plc	3.650	03/16/25	3,109,458
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	752,250
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	462,375
1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,014,700
375,000		Branch Banking & Trust Co	2.300	10/15/18	383,705
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,781,430
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,987,682
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,383,426
300,000		Capital One Bank USA NA	3.375	02/15/23	303,839
8,975,000		Citigroup, Inc	1.300	11/15/16	8,988,229
2,500,000		Citigroup, Inc	3.875	10/25/23	2,638,925
1,700,000		Citigroup, Inc	3.750	06/16/24	1,780,925
1,775,000		Citigroup, Inc	5.300	05/06/44	1,995,379
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,560,133
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,105,606
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,702,632
1,550,000	g	Credit Agricole S.A.	4.375	03/17/25	1,567,286
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,011,338
5,000,000		Deutsche Bank AG.	1.875	02/13/18	5,013,230
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,007,140
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	1,002,500
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,505,025
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,311,876
1,200,000	g	Hana Bank	4.375	09/30/24	1,278,690
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,122,591
500,000	g	HSBC Bank plc	4.125	08/12/20	545,103
2,025,000		HSBC Holdings plc	4.250	03/14/24	2,124,928
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,702,560
1,250,000		HSBC USA, Inc	2.250	06/23/19	1,259,937
2,500,000		HSBC USA, Inc	2.375	11/13/19	2,522,212
3,000,000		HSBC USA, Inc	2.350	03/05/20	3,017,790
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,538,783
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,042,504
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,007,396
141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		JPMorgan Chase & Co	3.875%	02/01/24	$2,644,620
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,129,450
775,000		JPMorgan Chase & Co	4.850	02/01/44	884,497
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	390,500
2,125,000		KeyBank NA	2.500	12/15/19	2,165,921
1,475,000		KeyBank NA	2.250	03/16/20	1,485,180
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	785,972
1,000,000	i	Malayan Banking Bhd	3.250	09/20/22	1,006,407
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,204,352
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,042,400
1,900,000	g	PKO Finance AB	4.630	09/26/22	2,009,250
1,675,000		PNC Bank NA	2.200	01/28/19	1,696,514
2,025,000		PNC Bank NA	2.250	07/02/19	2,053,036
3,000,000		PNC Bank NA	2.950	01/30/23	3,010,449
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,618,888
1,500,000		PNC Funding Corp	2.700	09/19/16	1,535,490
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	901,250
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,396,122
2,750,000	g	State Bank of India	3.250	04/18/18	2,813,693
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	125,963
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,043,712
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,518,339
575,000		SunTrust Bank	2.750	05/01/23	571,317
425,000		Toronto-Dominion Bank	2.500	07/14/16	434,656
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,025,948
3,900,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,915,690
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	679,739
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	674,096
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,023,938
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	490,180
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	721,609
500,000		Union Bank NA	2.125	06/16/17	507,254
400,000		UnionBanCal Corp	3.500	06/18/22	418,020
1,000,000		US Bancorp	1.650	05/15/17	1,013,563
370,000		US Bank NA	2.800	01/27/25	369,859
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,834,637
1,000,000	g	Zenith Bank plc	6.250	04/22/19	915,000
		TOTAL BANKS			190,646,774

CAPITAL GOODS - 1.2%
750,000	g	Alpek S.A. de C.V.	4.500	11/20/22	767,250
1,225,000		Anixter, Inc	5.625	05/01/19	1,316,875
1,300,000		Anixter, Inc	5.125	10/01/21	1,335,750
1,275,000		Caterpillar Financial Services Corp	2.250	12/01/19	1,294,098
1,275,000		Caterpillar Financial Services Corp	3.250	12/01/24	1,321,103
950,000		Caterpillar, Inc	1.500	06/26/17	962,258
650,000		Deere & Co	2.600	06/08/22	652,493
625,000	g	EADS Finance BV	2.700	04/17/23	627,730
150,000		Eaton Corp	4.000	11/02/32	157,707
325,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	288,234
865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	901,762
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	915,094
142

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$6,000,000		John Deere Capital Corp	1.050%	10/11/16	$6,031,050
	500,000		John Deere Capital Corp	1.400	03/15/17	504,975
	2,500,000		John Deere Capital Corp	1.350	01/16/18	2,509,580
	375,000		John Deere Capital Corp	2.750	03/15/22	384,402
	688,025	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	526,339
	697,575	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	542,155
	660,000	g	Rexel S.A.	6.125	12/15/19	691,350
	500,000	g	Rexel S.A.	5.250	06/15/20	524,375
	1,100,000		Rockwell Automation, Inc	2.050	03/01/20	1,110,809
	1,115,000		Rockwell Automation, Inc	2.875	03/01/25	1,123,978
	1,850,000	g,h	Schaeffler Finance BV	4.750	05/15/23	1,863,875
	1,790,000	g	Stena AB	7.000	02/01/24	1,736,300
	2,350,000	g	Timken Co	3.875	09/01/24	2,392,815
	2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,646,501
	1,450,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,392,000
	875,000		United Technologies Corp	1.800	06/01/17	890,959
			TOTAL CAPITAL GOODS			35,411,817

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	1,000,000		ADT Corp	4.125	04/15/19	1,018,750
	1,825,000		ADT Corp	6.250	10/15/21	1,943,625
	750,000	g	AECOM Technology Corp	5.750	10/15/22	776,250
	3,150,000	g	AECOM Technology Corp	5.875	10/15/24	3,307,500
	1,200,000		Air Lease Corp	3.875	04/01/21	1,236,000
	1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,246,364
	1,600,000		Fluor Corp	3.500	12/15/24	1,649,528
	1,750,000	g	HPHT Finance 15 Ltd	2.250	03/17/18	1,755,654
INR	35,500,000		International Bank for Reconstruction & Development	6.000	12/20/16	564,191
	$500,000	g	MSCI, Inc	5.250	11/15/24	516,875
	670,000		Republic Services, Inc	3.800	05/15/18	710,236
	1,525,000		Republic Services, Inc	3.200	03/15/25	1,531,539
	1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,144,000
	325,000		RR Donnelley & Sons Co	7.000	02/15/22	358,313
	675,000		RR Donnelley & Sons Co	6.500	11/15/23	717,188
	1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,026,063
	1,485,000		Synchrony Financial	1.875	08/15/17	1,485,941
	1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,080,625
	1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,094,000
	1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,453,500
	1,000,000		Waste Management, Inc	2.600	09/01/16	1,018,189
	2,550,000		Waste Management, Inc	2.900	09/15/22	2,568,319
	475,000		Waste Management, Inc	3.900	03/01/35	486,883
	550,000		Waste Management, Inc	4.100	03/01/45	562,066
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,251,599

CONSUMER DURABLES & APPAREL - 0.4%
	1,000,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,132,600
	1,000,000		DR Horton, Inc	5.750	08/15/23	1,082,500
	275,000		DR Horton, Inc	4.750	05/15/17	287,375
	2,600,000		DR Horton, Inc	3.750	03/01/19	2,632,500
	2,000,000		KB Home	4.750	05/15/19	1,955,000
	680,000		KB Home	7.000	12/15/21	691,900
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Lennar Corp	4.500%	06/15/19	$2,065,000
2,000,000		Lennar Corp	4.500	11/15/19	2,055,000
960,000		Standard Pacific Corp	5.875	11/15/24	986,400
225,000		Whirlpool Corp	3.700	03/01/23	232,101
		TOTAL CONSUMER DURABLES & APPAREL			13,120,376

CONSUMER SERVICES - 1.4%
3,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	3,108,750
545,000		Ameristar Casinos, Inc	7.500	04/15/21	575,656
350,000		ARAMARK Corp	5.750	03/15/20	365,750
1,350,000		GLP Capital LP	4.375	11/01/18	1,387,125
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	3,689,557
1,500,000		MGM Resorts International	6.750	10/01/20	1,603,125
5,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	5,057,215
1,880,000		Northeastern University	4.181	03/01/23	1,994,073
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	2,022,792
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,103,918
2,000,000		Service Corp International	7.000	06/15/17	2,180,000
1,000,000		Service Corp International	7.625	10/01/18	1,156,250
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	3,025,988
1,335,000	g	Speedway Motorsports, Inc	5.125	02/01/23	1,355,025
4,000,000		University of Chicago	4.151	10/01/45	4,072,612
5,000,000		Walt Disney Co	0.875	05/30/17	4,997,720
		TOTAL CONSUMER SERVICES			38,695,556

DIVERSIFIED FINANCIALS - 4.4%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	345,415
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,086,250
600,000		American Express Centurion Bank	0.875	11/13/15	601,159
875,000		American Express Centurion Bank	6.000	09/13/17	970,803
2,375,000		American Express Credit Corp	1.750	06/12/15	2,379,814
1,500,000		American Express Credit Corp	1.300	07/29/16	1,508,463
250,000		American Express Credit Corp	2.800	09/19/16	256,998
550,000		American Express Credit Corp	2.125	07/27/18	560,618
1,125,000		American Express Credit Corp	2.250	08/15/19	1,141,300
4,000,000	g,i	Armor Re Ltd	4.015	12/15/16	3,973,200
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,375,032
275,000		Bank of New York Mellon Corp	5.450	05/15/19	313,239
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,006,231
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,390,662
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,130,700
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	994,800
825,000		BlackRock, Inc	1.375	06/01/15	826,227
1,100,000		BlackRock, Inc	3.500	03/18/24	1,164,669
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,037,300
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,035,970
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,178,791
1,000,000	g	Comcel Trust	6.875	02/06/24	1,065,500
300,000		Countrywide Financial Corp	6.250	05/15/16	315,575
1,225,000		Credit Suisse	2.300	05/28/19	1,237,496
1,300,000		Credit Suisse	3.000	10/29/21	1,324,151
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Ford Motor Credit Co LLC	1.700%	05/09/16	$2,009,136
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,545,613
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,161,920
950,000		General Electric Capital Corp	2.300	04/27/17	974,567
5,550,000		General Electric Capital Corp	2.200	01/09/20	5,611,239
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,613,407
400,000		General Electric Capital Corp	6.875	01/10/39	575,467
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,623,281
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,251,657
150,000		General Motors Financial Co, Inc	4.250	05/15/23	155,394
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	275,466
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,948,618
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	510,833
2,025,000		Goldman Sachs Group, Inc	2.600	04/23/20	2,046,544
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,292,966
1,850,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,886,280
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	187,587
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,118,788
2,925,000		Goldman Sachs Group, Inc	4.800	07/08/44	3,248,850
400,000	g	Hyundai Capital America	2.600	03/19/20	404,240
575,000		Icahn Enterprises LP	4.875	03/15/19	585,781
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,030,000
675,000	g	ICICI Bank Ltd	4.800	05/22/19	723,670
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,542,485
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	313,132
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,476,090
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,319,500
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,220,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	763,994
300,000		Legg Mason, Inc	2.700	07/15/19	305,573
425,000		Legg Mason, Inc	3.950	07/15/24	443,471
1,875,000	g	Lukoil International Finance BV	3.416	04/24/18	1,726,406
650,000	g	Lukoil International Finance BV	6.125	11/09/20	625,625
1,200,000		Morgan Stanley	1.750	02/25/16	1,207,740
3,000,000		Morgan Stanley	5.450	01/09/17	3,208,767
5,275,000		Morgan Stanley	1.875	01/05/18	5,310,332
2,000,000		Morgan Stanley	2.650	01/27/20	2,031,496
800,000		Morgan Stanley	3.750	02/25/23	838,442
2,800,000		Morgan Stanley	3.875	04/29/24	2,944,435
4,700,000		Morgan Stanley	3.700	10/23/24	4,900,135
2,000,000		Morgan Stanley	4.350	09/08/26	2,096,528
500,000		Morgan Stanley	6.375	07/24/42	666,929
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	323,908
400,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	407,291
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	756,136
1,575,000		SLM Corp	4.875	06/17/19	1,571,063
1,675,000		State Street Corp	1.350	05/15/18	1,679,109
900,000	g	SUAM Finance BV	4.875	04/17/24	931,500
475,000		Textron, Inc	3.875	03/01/25	490,698
400,000		Toyota Motor Credit Corp	1.375	01/10/18	401,306
3,850,000		Toyota Motor Credit Corp	2.150	03/12/20	3,885,709
1,000,000		Unilever Capital Corp	0.850	08/02/17	998,017
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Unilever Capital Corp	2.200%	03/06/19	$1,532,240
500,000		Wells Fargo & Co	1.500	07/01/15	501,314
650,000		Wells Fargo & Co	2.100	05/08/17	663,926
5,000,000		Wells Fargo & Co	3.000	02/19/25	5,021,500
3,300,000		Wells Fargo & Co	4.100	06/03/26	3,477,038
		TOTAL DIVERSIFIED FINANCIALS			132,583,502

ENERGY - 4.5%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	188,764
325,000		Apache Corp	1.750	04/15/17	327,542
3,000,000		Ashland, Inc	3.875	04/15/18	3,075,000
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,583,278
3,000,000		BP Capital Markets plc	2.315	02/13/20	3,025,179
3,500,000	g	California Resources Corp	5.000	01/15/20	3,158,750
750,000	g	California Resources Corp	6.000	11/15/24	657,187
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,260,000
1,115,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	1,081,550
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,010,000
2,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	2,022,500
3,000,000		Chesapeake Energy Corp	3.250	03/15/16	2,996,250
850,000	i	Chesapeake Energy Corp	3.503	04/15/19	818,125
500,000		Chesapeake Energy Corp	5.375	06/15/21	485,000
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	529,750
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,506,250
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,964,625
2,000,000		ConocoPhillips Co	3.350	11/15/24	2,061,004
5,340,000		Continental Resources, Inc	5.000	09/15/22	5,266,575
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,427,075
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	503,750
300,000		Devon Energy Corp	4.750	05/15/42	320,884
1,200,000		Ecopetrol S.A.	4.125	01/16/25	1,148,856
450,000		Ecopetrol S.A.	5.875	05/28/45	421,875
825,000	g	EDC Finance Ltd	4.875	04/17/20	682,338
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,172,148
750,000		Enterprise Products Operating LLC	5.100	02/15/45	840,348
300,000		EOG Resources, Inc	2.625	03/15/23	299,694
1,850,000		EOG Resources, Inc	3.150	04/01/25	1,886,715
2,000,000		EP Energy LLC	6.875	05/01/19	2,050,000
3,250,000		EP Energy LLC	9.375	05/01/20	3,400,312
2,400,000		Exterran Partners LP	6.000	04/01/21	2,208,000
5,000,000		Exxon Mobil Corp	1.305	03/06/18	5,027,300
2,800,000		Exxon Mobil Corp	1.912	03/06/20	2,827,202
700,000		Exxon Mobil Corp	2.709	03/06/25	707,134
1,425,000		Exxon Mobil Corp	3.567	03/06/45	1,477,749
1,000,000		Halcon Resources Corp	9.750	07/15/20	705,000
850,000		Halcon Resources Corp	8.875	05/15/21	592,875
600,000		Husky Energy, Inc	3.950	04/15/22	609,601
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,122,000
715,000	g	KMG Finance Sub BV	6.375	04/09/21	712,855
2,000,000		Linn Energy LLC	6.250	11/01/19	1,580,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	766,323
150,000		Marathon Petroleum Corp	3.625	09/15/24	151,710
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		MarkWest Energy Partners LP	5.500%	02/15/23	$436,687
500,000		Murphy Oil USA, Inc	6.000	08/15/23	536,250
300,000		Newfield Exploration Co	5.750	01/30/22	312,750
900,000		Newfield Exploration Co	5.625	07/01/24	936,000
825,000		Noble Energy, Inc	3.900	11/15/24	839,310
275,000		Noble Energy, Inc	5.250	11/15/43	287,424
300,000		Noble Energy, Inc	5.050	11/15/44	314,819
125,000		Noble Holding International Ltd	3.450	08/01/15	125,526
700,000		Noble Holding International Ltd	4.000	03/16/18	703,772
350,000		Noble Holding International Ltd	4.900	08/01/20	339,050
750,000		Oasis Petroleum, Inc	6.875	03/15/22	731,250
700,000	g	Oleoducto Central SA	4.000	05/07/21	696,850
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,823,726
575,000		ONE Gas, Inc	3.610	02/01/24	616,104
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	660,000
1,300,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	764,660
2,000,000		Peabody Energy Corp	6.000	11/15/18	1,560,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	933,175
1,175,000	g	Pertamina Persero PT	4.300	05/20/23	1,177,937
500,000	g	Pertamina Persero PT	6.500	05/27/41	536,875
925,000	i	Petrobras Global Finance BV	1.881	05/20/16	874,217
400,000		Petrobras Global Finance BV	3.250	03/17/17	369,000
1,000,000	i	Petrobras Global Finance BV	2.393	01/15/19	866,250
425,000		Petrobras Global Finance BV	6.250	03/17/24	400,690
1,125,000		Petrobras International Finance Co	3.875	01/27/16	1,103,490
650,000		Petrobras International Finance Co	3.500	02/06/17	608,302
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,300,000
1,000,000	g	Petroleos Mexicanos	3.500	07/23/20	1,022,500
325,000		Petroleos Mexicanos	5.500	01/21/21	356,687
600,000		Petroleos Mexicanos	3.500	01/30/23	585,900
300,000	g	Petroleos Mexicanos	4.250	01/15/25	304,065
950,000	g	Petroleos Mexicanos	4.500	01/23/26	968,050
405,000		Petroleos Mexicanos	5.500	06/27/44	408,544
500,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	518,500
1,000,000	g	Petronas Capital Ltd	3.125	03/18/22	1,007,483
1,300,000		Phillips 66	4.875	11/15/44	1,392,361
800,000		Pioneer Natural Resources Co	7.500	01/15/20	950,023
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	2,133,494
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	2,714,677
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,639,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,859,375
500,000		Range Resources Corp	5.750	06/01/21	522,345
800,000		Regency Energy Partners LP	5.750	09/01/20	864,000
600,000		Regency Energy Partners LP	6.500	07/15/21	628,500
570,000		Regency Energy Partners LP	5.875	03/01/22	618,450
200,000		Regency Energy Partners LP	5.500	04/15/23	206,500
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,098,873
900,000	g	Reliance Industries Ltd	4.125	01/28/25	907,613
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,128,000
220,000		SandRidge Energy, Inc	7.500	03/15/21	136,400
550,000		SandRidge Energy, Inc	8.125	10/15/22	337,425
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	2,001,528
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		Shell International Finance BV	2.375%	08/21/22	$423,447
1,400,000	g	SM Energy Co	6.125	11/15/22	1,393,000
300,000		SM Energy Co	6.500	01/01/23	306,000
1,425,000		Southwestern Energy Co	3.300	01/23/18	1,452,128
1,575,000		Southwestern Energy Co	4.100	03/15/22	1,549,769
200,000		Statoil ASA	1.200	01/17/18	199,405
375,000		Statoil ASA	2.450	01/17/23	368,992
675,000		Statoil ASA	4.250	11/23/41	723,497
1,275,000		Suncor Energy, Inc	3.600	12/01/24	1,302,668
1,550,000	g	Sunoco LP	6.375	04/01/23	1,596,500
700,000		Talisman Energy, Inc	3.750	02/01/21	688,760
1,250,000	g	Targa Resources Partners LP	5.000	01/15/18	1,287,500
160,000	g	Tesoro Logistics LP	5.500	10/15/19	164,800
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,012,234
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	600,249
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	242,500
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	780,663
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,186,625
300,000		Vale Overseas Ltd	4.375	01/11/22	288,381
125,000		Vale Overseas Ltd	6.875	11/21/36	120,900
2,500,000		Whiting Petroleum Corp	5.000	03/15/19	2,456,250
1,000,000		WPX Energy, Inc	5.250	09/15/24	879,500
		TOTAL ENERGY			136,847,248

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	185,620
750,000		CVS Caremark Corp	4.000	12/05/23	812,996
1,675,000		CVS Caremark Corp	3.375	08/12/24	1,736,980
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,452,500
1,600,000		Kroger Co	2.950	11/01/21	1,631,138
		TOTAL FOOD & STAPLES RETAILING			5,819,234

FOOD, BEVERAGE & TOBACCO - 1.2%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	978,450
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	509,893
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,257,501
2,900,000		Constellation Brands, Inc	3.875	11/15/19	2,987,000
1,350,000		Diageo Capital plc	2.625	04/29/23	1,342,769
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,097,813
2,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,397,750
3,000,000		General Mills, Inc	1.400	10/20/17	3,007,398
1,525,000		General Mills, Inc	2.200	10/21/19	1,537,783
3,775,000	g	Gruma SAB de C.V.	4.875	12/01/24	3,987,344
1,000,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	1,031,140
875,000	g	JM Smucker Co	3.500	03/15/25	899,511
3,225,000		Mondelez International, Inc	4.125	02/09/16	3,311,707
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,172,312
38,000		PepsiCo, Inc	7.900	11/01/18	46,053
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,199,646
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,450,637
100,000		Philip Morris International, Inc	6.375	05/16/38	132,543
825,000	g	Post Holdings, Inc	6.750	12/01/21	833,250
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$240,000		Post Holdings, Inc	7.375%	02/15/22	$248,400
430,000		Smithfield Foods, Inc	6.625	08/15/22	460,100
725,000		Tyson Foods, Inc	3.950	08/15/24	765,951
450,000		Tyson Foods, Inc	4.875	08/15/34	507,362
		TOTAL FOOD, BEVERAGE & TOBACCO			36,162,313

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
800,000		Baxter International, Inc	3.200	06/15/23	811,556
250,000		Becton Dickinson & Co	1.750	11/08/16	252,702
520,000		Becton Dickinson & Co	3.734	12/15/24	544,666
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,393,714
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,062,500
3,125,000		CHS/Community Health Systems	6.875	02/01/22	3,324,219
750,000		Covidien International Finance S.A.	1.350	05/29/15	751,042
375,000		Covidien International Finance S.A.	3.200	06/15/22	389,433
625,000		Express Scripts Holding Co	3.900	02/15/22	663,632
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,885,590
2,000,000	g	Fresenius Medical Care II	5.625	07/31/19	2,171,000
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,162,400
1,165,000		HCA, Inc	6.500	02/15/20	1,311,790
975,000		HCA, Inc	5.875	03/15/22	1,077,375
925,000		HealthSouth Corp	5.750	11/01/24	962,000
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,139,250
625,000		Laboratory Corp of America Holdings	2.625	02/01/20	628,914
1,050,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,054,285
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,283,187
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,275,125
1,725,000		McKesson Corp	4.883	03/15/44	1,979,855
2,200,000	g	Medtronic, Inc	2.500	03/15/20	2,247,667
1,850,000	g	Medtronic, Inc	3.500	03/15/25	1,935,598
2,100,000	g	Medtronic, Inc	4.625	03/15/45	2,380,579
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,490,658
1,900,000		Quest Diagnostics, Inc	3.500	03/30/25	1,903,219
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,251,250
225,000		Tenet Healthcare Corp	6.000	10/01/20	238,219
700,000		Tenet Healthcare Corp	8.125	04/01/22	771,750
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	483,092
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	456,320
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	717,758
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	734,775
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,332,076
2,500,000		Zimmer Holdings, Inc	3.550	04/01/25	2,549,765
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			51,616,961

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
500,000		Clorox Co	3.800	11/15/21	539,817
1,250,000		Clorox Co	3.500	12/15/24	1,272,240
375,000		Ecolab, Inc	1.450	12/08/17	374,832
2,500,000		Ecolab, Inc	1.550	01/12/18	2,499,367
2,150,000		Ecolab, Inc	2.250	01/12/20	2,163,442
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	381,712
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,162,969
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,394,379
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
INSURANCE - 1.7%
$250,000		Aetna, Inc	1.500%	11/15/17	$251,164
150,000		Aetna, Inc	6.625	06/15/36	202,562
675,000		Allstate Corp	3.150	06/15/23	697,212
700,000		Allstate Corp	4.500	06/15/43	796,460
1,550,000		American International Group, Inc	2.300	07/16/19	1,572,987
2,725,000		American International Group, Inc	4.500	07/16/44	2,925,407
9,295,000		Children’s Hospital Medic	4.268	05/15/44	9,882,351
400,000		Chubb Corp	6.000	05/11/37	536,011
80,000		Cigna Corp	5.125	06/15/20	91,453
1,000,000		Cigna Corp	4.500	03/15/21	1,122,719
1,175,000		Cigna Corp	3.250	04/15/25	1,198,798
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,781,701
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	984,804
250,000		Lincoln National Corp	7.000	06/15/40	346,077
2,000,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	2,026,302
3,000,000	g,i	Merna Reinsurance IV Ltd	2.520	04/08/16	3,010,200
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	525,000
525,000		MetLife, Inc	6.750	06/01/16	560,273
3,000,000		MetLife, Inc	4.368	09/15/23	3,331,254
2,250,000		MetLife, Inc	3.000	03/01/25	2,254,914
1,275,000		MetLife, Inc	4.050	03/01/45	1,311,385
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,537,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,696
750,000		Prudential Financial, Inc	5.400	06/13/35	883,811
750,000		Prudential Financial, Inc	5.100	08/15/43	842,741
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,461,200
300,000	g	Prudential Funding LLC	6.750	09/15/23	373,628
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	174,707
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	481,442
300,000		Travelers Cos, Inc	5.800	05/15/18	338,744
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,473,334
1,500,000		WellPoint, Inc	1.250	09/10/15	1,503,576
500,000		WellPoint, Inc	4.625	05/15/42	542,041
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,051,904
150,000		WR Berkley Corp	5.375	09/15/20	169,596
		TOTAL INSURANCE			52,444,954

MATERIALS - 2.8%
1,325,000		Alcoa, Inc	5.125	10/01/24	1,418,163
907,000		Amerigas Partners LP	6.500	05/20/21	947,815
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	741,821
1,000,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	942,516
1,000,000		ArcelorMittal	3.750	03/01/16	1,015,000
440,000		ArcelorMittal	5.250	02/25/17	457,600
2,550,000		Barrick North America Finance LLC	4.400	05/30/21	2,618,763
450,000	g	Belden, Inc	5.500	09/01/22	461,250
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	687,200
1,500,000	g	Cascades, Inc	5.500	07/15/22	1,522,500
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,051,692
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,175,000	g	Cemex Finance LLC	6.000%	04/01/24	$1,172,062
1,000,000	g	Cemex SAB de C.V.	5.700	01/11/25	986,500
1,500,000		CF Industries, Inc	7.125	05/01/20	1,807,413
200,000		Corning, Inc	1.450	11/15/17	200,837
1,000,000		Corning, Inc	4.250	08/15/20	1,103,859
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	788,059
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	190,967
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	627,605
1,705,000		Crown Americas LLC	6.250	02/01/21	1,796,644
680,000		Crown Americas LLC	4.500	01/15/23	685,950
1,600,000		Dow Chemical Co	3.500	10/01/24	1,624,797
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,483,125
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,950,115
450,000		Eastman Chemical Co	3.800	03/15/25	466,676
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	748,975
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	462,205
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,479,875
750,000		Fibria Overseas Finance Ltd	5.250	05/12/24	744,375
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,951,638
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,092,424
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,008,170
5,275,000	g	Glencore Funding LLC	2.500	01/15/19	5,277,548
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,203,434
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,080,000
4,075,000		Hexion US Finance Corp	6.625	04/15/20	3,728,625
4,550,000		International Paper Co	4.750	02/15/22	5,030,075
600,000		International Paper Co	4.800	06/15/44	617,263
750,000	g	Israel Chemicals Ltd	4.500	12/02/24	762,150
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,455,000
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,411,060
1,225,000		LyondellBasell Industries NV	4.625	02/26/55	1,211,181
675,000	g	Mexichem SAB de C.V.	5.875	09/17/44	661,500
525,000		Monsanto Co	2.200	07/15/22	509,478
400,000		Monsanto Co	4.200	07/15/34	428,697
1,125,000		Nucor Corp	4.000	08/01/23	1,180,448
1,500,000	g	OCP S.A.	5.625	04/25/24	1,631,250
550,000		Packaging Corp of America	3.650	09/15/24	553,033
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,478,371
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	533,594
680,000		Rock Tenn Co	4.450	03/01/19	729,926
820,000		Rock Tenn Co	4.900	03/01/22	903,609
1,354,299	g	Samarco Mineracao S.A.	5.375	09/26/24	1,269,791
425,000		Sherwin-Williams Co	1.350	12/15/17	425,544
500,000		Silgan Holdings, Inc	5.000	04/01/20	513,750
1,000,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,006,250
650,000		Steel Dynamics, Inc	5.250	04/15/23	658,125
700,000		Teck Resources Ltd	2.500	02/01/18	697,357
500,000		Teck Resources Ltd	3.750	02/01/23	468,280
125,000		Teck Resources Ltd	6.000	08/15/40	118,943
525,000		Teck Resources Ltd	5.200	03/01/42	463,669
1,550,000		Tronox Finance LLC	6.375	08/15/20	1,515,125
900,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	873,000
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000	g	Union Andina de Cementos SAA	5.875%	10/30/21	$909,900
		TOTAL MATERIALS			83,542,567

MEDIA - 2.4%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,593,750
650,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	660,091
1,400,000		CBS Corp	2.300	08/15/19	1,400,213
750,000		CBS Corp	4.600	01/15/45	764,224
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,155,000
1,950,000		CCOH Safari LLC	5.500	12/01/22	1,993,875
2,000,000		Cinemark USA, Inc	5.125	12/15/22	2,030,000
2,350,000		Comcast Corp	2.850	01/15/23	2,389,532
3,125,000		Comcast Corp	4.250	01/15/33	3,369,487
2,000,000	g	CSC Holdings LLC	5.250	06/01/24	2,040,000
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	3,000,042
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,643,278
1,000,000		DISH DBS Corp	5.125	05/01/20	1,007,500
800,000		DISH DBS Corp	5.000	03/15/23	777,840
850,000		DISH DBS Corp	5.875	11/15/24	851,063
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,571,250
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,152,200
160,000	g	Gannett Co, Inc	5.500	09/15/24	167,400
725,000		Grupo Televisa SAB	5.000	05/13/45	754,741
1,000,000		Lamar Media Corp	5.000	05/01/23	1,022,500
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,666,790
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	704,388
1,000,000		NBC Universal Media LLC	2.875	01/15/23	1,012,230
125,000		News America, Inc	7.625	11/30/28	169,451
90,000		News America, Inc	6.550	03/15/33	119,351
325,000		News America, Inc	6.650	11/15/37	438,303
250,000		News America, Inc	6.900	08/15/39	345,740
1,400,000		Nielsen Finance LLC	4.500	10/01/20	1,424,500
1,675,000	g	Nielsen Finance LLC	5.000	04/15/22	1,685,469
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,827,000
1,450,000		Outfront Media Capital LLC	5.250	02/15/22	1,518,875
300,000	g	Outfront Media Capital LLC	5.625	02/15/24	314,250
600,000		Regal Entertainment Group	5.750	03/15/22	613,500
900,000		Regal Entertainment Group	5.750	06/15/23	909,000
500,000		Regal Entertainment Group	5.750	02/01/25	500,000
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,189,250
3,000,000		Starz LLC	5.000	09/15/19	3,082,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,794,197
475,000		Time Warner Cable, Inc	4.500	09/15/42	491,171
940,000		Time Warner, Inc	3.150	07/15/15	947,147
3,600,000		Time Warner, Inc	2.100	06/01/19	3,618,284
1,276,000		Time Warner, Inc	4.875	03/15/20	1,430,425
1,000,000		Time Warner, Inc	4.750	03/29/21	1,116,505
1,000,000		Time Warner, Inc	3.400	06/15/22	1,030,300
275,000		Time Warner, Inc	6.500	11/15/36	356,920
700,000		Time Warner, Inc	4.900	06/15/42	774,388
1,250,000		Time Warner, Inc	4.650	06/01/44	1,346,724
750,000	g	Time, Inc	5.750	04/15/22	733,125
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Univision Communications, Inc	7.875%	11/01/20	$2,135,000
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,547,875
1,000,000	g	Univision Communications, Inc	5.125	02/15/25	1,021,250
700,000		Viacom, Inc	2.500	12/15/16	715,612
1,500,000		Viacom, Inc	2.500	09/01/18	1,525,574
1,000,000		Viacom, Inc	5.850	09/01/43	1,125,845
		TOTAL MEDIA			73,574,925

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
3,750,000		Abbott Laboratories	2.000	03/15/20	3,774,341
3,750,000		Abbott Laboratories	2.950	03/15/25	3,794,535
1,500,000		AbbVie, Inc	1.200	11/06/15	1,502,172
1,200,000		AbbVie, Inc	1.750	11/06/17	1,204,018
475,000		AbbVie, Inc	2.900	11/06/22	472,136
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,424,024
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,952,147
900,000		Actavis Funding SCS	3.000	03/12/20	922,019
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,495,234
2,450,000		Amgen, Inc	2.200	05/22/19	2,481,657
450,000	g	Endo Finance LLC	6.000	02/01/25	461,250
429,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	447,233
800,000		Gilead Sciences, Inc	2.350	02/01/20	821,996
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,441,535
2,200,000		Merck & Co, Inc	1.850	02/10/20	2,212,021
575,000		Mylan, Inc	2.550	03/28/19	578,015
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,056,511
1,650,000		Perrigo Co plc	2.300	11/08/18	1,665,259
450,000		Perrigo Co plc	4.000	11/15/23	470,196
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,175,695
400,000		Perrigo Finance plc	4.900	12/15/44	428,704
2,850,000	g	Roche Holdings, Inc	2.250	09/30/19	2,891,718
2,275,000	g	Roche Holdings, Inc	3.350	09/30/24	2,385,831
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,053,750
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,131,250
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	567,819
425,000	g	VRX Escrow Corp	6.125	04/15/25	440,406
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			45,251,472

REAL ESTATE - 0.6%
150,000		AMB Property LP	4.500	08/15/17	160,566
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	966,179
170,000		Camden Property Trust	4.625	06/15/21	186,374
1,250,000		Camden Property Trust	2.950	12/15/22	1,224,690
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	771,399
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,076,383
500,000		Developers Diversified Realty Corp	7.875	09/01/20	623,153
550,000		Equity One, Inc	3.750	11/15/22	558,168
775,000		Essex Portfolio LP	3.375	01/15/23	783,523
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	225,955
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	150,263
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	456,817
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	325,578
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,783,000		Highwoods Realty LP	5.850%	03/15/17	$1,923,689
700,000		Kilroy Realty LP	3.800	01/15/23	717,081
325,000		Liberty Property LP	4.125	06/15/22	340,089
500,000		Mid-America Apartments LP	4.300	10/15/23	534,124
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,024,515
275,000		National Retail Properties, Inc	3.800	10/15/22	285,111
525,000		National Retail Properties, Inc	3.300	04/15/23	524,291
150,000		Regency Centers LP	5.250	08/01/15	152,138
25,000		Regency Centers LP	5.875	06/15/17	27,325
825,000		Simon Property Group LP	2.800	01/30/17	848,637
1,000,000	g	Simon Property Group LP	1.500	02/01/18	1,001,782
210,000		Simon Property Group LP	10.350	04/01/19	272,202
185,000		Ventas Realty LP	3.125	11/30/15	187,625
525,000		Ventas Realty LP	3.750	05/01/24	539,341
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,147,915
450,000		Weingarten Realty Investors	3.500	04/15/23	452,168
400,000		Weingarten Realty Investors	4.450	01/15/24	426,168
		TOTAL REAL ESTATE			17,913,249

RETAILING - 0.8%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,763,750
4,500,000		AutoNation, Inc	5.500	02/01/20	4,928,449
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	504,000
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	852,465
1,500,000		Home Depot, Inc	2.250	09/10/18	1,549,276
2,500,000		Home Depot, Inc	2.000	06/15/19	2,543,925
1,000,000		Home Depot, Inc	4.875	02/15/44	1,195,817
1,250,000		Home Depot, Inc	4.400	03/15/45	1,399,439
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,152,500
625,000		Limited Brands, Inc	6.625	04/01/21	715,944
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,157,156
700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	695,878
1,870,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	1,968,175
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	719,501
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	326,012
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	365,630
1,800,000		Priceline Group, Inc	3.650	03/15/25	1,831,806
150,000		QVC, Inc	5.125	07/02/22	159,448
550,000	g	Tiffany & Co	3.800	10/01/24	559,060
		TOTAL RETAILING			25,388,231

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	799,606
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			799,606

SOFTWARE & SERVICES - 1.1%
1,475,000		Adobe Systems, Inc	3.250	02/01/25	1,489,620
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	4,023,788
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,120,875
1,000,000		Equinix, Inc	4.875	04/01/20	1,032,500
1,500,000		Equinix, Inc	5.375	01/01/22	1,563,750
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,361,782
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,500,000		International Business Machines Corp	0.750%	05/11/15	$3,501,400
1,475,000		Microsoft Corp	3.500	02/12/35	1,471,261
2,350,000		NCR Corp	5.875	12/15/21	2,449,875
1,000,000	g	Open Text Corp	5.625	01/15/23	1,037,500
1,100,000		Oracle Corp	1.200	10/15/17	1,102,814
2,700,000		Oracle Corp	3.400	07/08/24	2,838,210
400,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	418,120
3,000,000		Xerox Corp	2.950	03/15/17	3,088,926
		TOTAL SOFTWARE & SERVICES			31,500,421

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
3,000,000		Amphenol Corp	1.550	09/15/17	3,008,043
725,000		Amphenol Corp	3.125	09/15/21	743,072
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,817
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,048,750
5,950,000		General Electric Co	0.850	10/09/15	5,968,683
75,000		General Electric Co	5.250	12/06/17	82,775
25,000		General Electric Co	2.700	10/09/22	25,428
4,100,000		General Electric Co	4.500	03/11/44	4,602,828
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,026,270
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,742,847
575,000		Hewlett-Packard Co	3.750	12/01/20	602,999
2,900,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,922,115
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,101,364
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,211,970
600,000	g	Millicom International Cellular S.A.	6.000	03/15/25	597,750
1,575,000	g	NXP BV	3.750	06/01/18	1,606,500
500,000		Scientific Games Corp	8.125	09/15/18	450,000
1,000,000	g	Scientific Games International, Inc	10.000	12/01/22	937,500
454,000		Seagate HDD Cayman	6.875	05/01/20	471,025
1,500,000	g	Seagate HDD Cayman	4.750	01/01/25	1,553,238
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,502,750
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,400,640
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,956,154
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,564,854
4,425,000	g	Zebra Technologies Corp	7.250	10/15/22	4,767,937
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			45,996,309

TELECOMMUNICATION SERVICES - 2.5%
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,000,344
200,000	g	Altice Financing S.A.	6.625	02/15/23	206,000
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,057,784
550,000		American Tower Corp	3.500	01/31/23	545,181
1,975,000		AT&T, Inc	1.400	12/01/17	1,964,159
1,200,000		AT&T, Inc	2.625	12/01/22	1,168,668
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,621,159
1,000,000		Citizens Communications Co	7.125	03/15/19	1,087,500
1,500,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	1,537,500
700,000	g	CommScope Holding Co, Inc	5.000	06/15/21	699,125
1,200,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,200,000
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	762,912
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	479,303
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000	g	ENTEL Chile S.A.	4.875%	10/30/24	$782,876
1,000,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,025,489
2,250,000	g	GCI, Inc	6.875	04/15/25	2,266,875
1,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	1,036,500
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	519,750
160,000	g	Lynx I Corp	5.375	04/15/21	167,800
780,000	g	Lynx II Corp	6.375	04/15/23	830,700
1,500,000	g	Oi S.A.	5.750	02/10/22	1,227,750
3,271,000		Orange S.A.	2.750	09/14/16	3,344,355
500,000		Orange S.A.	5.500	02/06/44	593,687
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	738,822
175,000	g	SES	3.600	04/04/23	183,172
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	727,291
2,000,000		Sprint Capital Corp	6.900	05/01/19	2,067,500
1,325,000		Sprint Corp	7.250	09/15/21	1,331,625
675,000		Sprint Nextel Corp	6.000	11/15/22	641,250
2,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	2,095,000
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,025,386
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,265,468
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,031,250
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,157,500
925,000		T-Mobile USA, Inc	6.375	03/01/25	954,508
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	741,563
1,500,000	g,h	UPCB FINANCE IV Ltd	5.375	01/15/25	1,500,000
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,800,050
5,275,000		Verizon Communications, Inc	2.625	02/21/20	5,370,245
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,673,354
975,000		Verizon Communications, Inc	4.150	03/15/24	1,047,364
40,000		Verizon Communications, Inc	6.400	09/15/33	49,930
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,558,902
7,513,000	g	Verizon Communications, Inc	4.272	01/15/36	7,456,292
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,181,077
61,000		Verizon Communications, Inc	6.550	09/15/43	79,207
566,000		Verizon Communications, Inc	4.862	08/21/46	592,634
655,000	g	Verizon Communications, Inc	4.522	09/15/48	649,882
2,732,000		Verizon Communications, Inc	5.012	08/21/54	2,835,048
591,000	g	Verizon Communications, Inc	4.672	03/15/55	578,864
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	860,000
300,000	g	Virgin Media Finance plc	6.000	10/15/24	315,000
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,453,625
1,500,000		Windstream Corp	7.750	10/01/21	1,494,000
1,425,000		Windstream Corp	6.375	08/01/23	1,285,079
		TOTAL TELECOMMUNICATION SERVICES			75,866,305

TRANSPORTATION - 1.5%
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,295,938
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,269,564
655,000	g	Asciano Finance Ltd	5.000	04/07/18	704,240
1,500,000		Boeing Co	3.300	03/01/35	1,490,709
750,000		Boeing Co	3.500	03/01/45	744,104
750,000	g	Bombardier, Inc	7.500	03/15/18	797,344
1,000,000	g	Bombardier, Inc	5.500	09/15/18	998,750
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	g	Bombardier, Inc	7.750%	03/15/20	$625,500
600,000	g	Bombardier, Inc	6.125	01/15/23	567,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	986,875
225,000		Bristow Group, Inc	6.250	10/15/22	213,750
1,375,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	1,435,079
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,044,873
1,000,000	g	CAR, Inc	6.125	02/04/20	1,014,100
400,000	g	Embraer Overseas Ltd	5.696	09/16/23	427,460
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,086,841
900,000		FedEx Corp	2.300	02/01/20	909,355
1,100,000		FedEx Corp	3.200	02/01/25	1,114,867
900,000		FedEx Corp	4.100	02/01/45	898,754
1,063,000		GATX Corp	1.250	03/04/17	1,058,473
2,115,000		GATX Corp	2.375	07/30/18	2,139,877
4,800,000		GATX Corp	2.500	07/30/19	4,837,013
1,000,000		GATX Corp	3.250	03/30/25	989,045
1,000,000		GATX Corp	5.200	03/15/44	1,121,622
1,500,000		GATX Corp	4.500	03/30/45	1,522,521
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	2,092,405
4,900,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	4,826,407
1,500,000	g	KLX, Inc	5.875	12/01/22	1,496,250
375,000		Northrop Grumman Corp	1.750	06/01/18	376,040
600,000		Southwest Airlines Co	2.750	11/06/19	613,658
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,086,452
665,000	g	Transnet SOC Ltd	4.000	07/26/22	647,191
800,000	g	TTX Co	3.600	01/15/25	830,074
750,000		Union Pacific Corp	3.375	02/01/35	732,702
525,000		United Parcel Service, Inc	3.625	10/01/42	528,868
		TOTAL TRANSPORTATION			45,523,701

UTILITIES - 4.1%
2,000,000	g	AerCap Ireland Capital Ltd	2.750	05/15/17	1,980,000
750,000	i	AES Corp	3.262	06/01/19	746,250
425,000		AES Corp	4.875	05/15/23	410,656
625,000		AGL Capital Corp	4.400	06/01/43	677,827
700,000		Alabama Power Co	4.150	08/15/44	757,721
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,016,794
5,025,000		American University	4.321	04/01/45	5,078,767
1,000,000		American Water Capital Corp	3.850	03/01/24	1,077,866
450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	466,312
250,000		Atmos Energy Corp	8.500	03/15/19	310,544
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,817,137
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	5,039,435
1,075,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,119,477
400,000		Berkshire Hathaway Energy Co	5.150	11/15/43	476,594
1,250,000		Berkshire Hathaway Energy Co	4.500	02/01/45	1,360,956
925,000		Black Hills Corp	4.250	11/30/23	995,733
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,751,435
492,000	g	Calpine Corp	7.875	01/15/23	543,758
250,000		Carolina Power & Light Co	5.300	01/15/19	282,829
275,000		Carolina Power & Light Co	5.700	04/01/35	348,254
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	387,912
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,050,000	g	CEZ AS.	4.250%	04/03/22	$2,220,933
1,230,000	g	Cleopatra Finance Ltd	5.625	02/15/20	1,201,710
1,070,000	g	Cleopatra Finance Ltd	6.250	02/15/22	1,045,925
2,070,000	g	Cleopatra Finance Ltd	6.500	02/15/25	1,997,550
1,000,000		CMS Energy Corp	5.050	03/15/22	1,143,713
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,140,041
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,071,106
200,000		Commonwealth Edison Co	5.900	03/15/36	262,769
1,250,000		Commonwealth Edison Co	3.700	03/01/45	1,268,690
200,000		Connecticut Light & Power Co	5.500	02/01/19	227,731
500,000		Connecticut Light & Power Co	4.300	04/15/44	560,526
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	774,128
2,325,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,350,245
725,000		Dominion Gas Holdings LLC	3.600	12/15/24	760,749
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,376,312
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	222,730
1,000,000		Duke Energy Corp	2.100	06/15/18	1,018,963
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	895,113
1,000,000		Duke Energy Progress, Inc	4.150	12/01/44	1,092,444
1,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	1,811,250
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,331,250
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,070,000
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,285,700
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	284,980
750,000		ENN Energy Holdings Ltd	3.250	10/23/19	749,212
1,450,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,399,540
775,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	780,813
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	860,625
2,300,000		Exelon Generation Co LLC	2.950	01/15/20	2,338,801
2,100,000		Ferrellgas LP	6.500	05/01/21	2,115,750
550,000		Ferrellgas LP	6.750	01/15/22	559,570
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	712,996
250,000		Indiana Michigan Power Co	7.000	03/15/19	297,867
125,000		Integrys Energy Group, Inc	4.170	11/01/20	134,957
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	399,375
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,658,590
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	561,250
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,345,500
100,000	g	Kansas Gas & Electric	6.700	06/15/19	118,066
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	929,875
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	431,250
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	983,107
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,372,669
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,545,570
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	757,232
350,000		LG&E and KU Energy LLC	3.750	11/15/20	370,394
1,000,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	1,004,500
1,000,000		Nevada Power Co	5.450	05/15/41	1,274,071
750,000		NiSource Finance Corp	4.800	02/15/44	843,260
750,000		Northeast Utilities	1.600	01/15/18	751,433
1,500,000		Northeast Utilities	1.450	05/01/18	1,489,395
1,475,000		Northeast Utilities	3.150	01/15/25	1,489,635
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		NRG Energy, Inc	7.875%	05/15/21	$1,612,500
500,000		NRG Energy, Inc	6.625	03/15/23	517,500
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,468,752
750,000		NTPC Ltd	5.625	07/14/21	845,415
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,234,172
1,000,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	1,002,203
1,550,000		ONEOK Partners LP	3.800	03/15/20	1,580,396
300,000		ONEOK Partners LP	3.375	10/01/22	284,626
325,000		Pacific Gas & Electric Co	8.250	10/15/18	396,794
1,275,000		Pacific Gas & Electric Co	4.300	03/15/45	1,372,240
250,000		Pepco Holdings, Inc	2.700	10/01/15	251,987
50,000		Potomac Electric Power Co	7.900	12/15/38	81,476
500,000		PPL Capital Funding, Inc	4.200	06/15/22	544,641
275,000		Progress Energy, Inc	7.050	03/15/19	328,156
550,000		Public Service Co of Colorado	4.750	08/15/41	657,321
400,000		Public Service Co of Oklahoma	5.150	12/01/19	451,631
1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,256,250
4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,781,250
150,000		San Diego Gas & Electric Co	3.000	08/15/21	156,939
975,000		Sempra Energy	2.875	10/01/22	974,722
2,000,000		Sempra Energy	4.050	12/01/23	2,167,892
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,077,508
1,000,000		Southern California Edison Co	4.650	10/01/43	1,180,615
1,850,000		Southern California Edison Co	3.600	02/01/45	1,857,452
1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,573,436
1,900,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	1,935,847
200,000		Tampa Electric Co	4.100	06/15/42	216,061
200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	198,940
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,451,835
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,688,275
575,000		Williams Partners LP	4.500	11/15/23	596,200
925,000		Williams Partners LP	4.900	01/15/45	867,506
850,000		Wisconsin Power & Light Co	4.100	10/15/44	922,385
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,027,626
215,000		Xcel Energy, Inc	4.800	09/15/41	249,178
		TOTAL UTILITIES			125,145,845

		TOTAL CORPORATE BONDS			1,313,389,772
		(Cost $1,285,903,501)

GOVERNMENT BONDS - 34.5%

AGENCY SECURITIES - 0.4%
750,000		Amber Circle Funding Ltd	3.250	12/04/22	753,553
1,363,771		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,545,165
3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,136,899
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,944,950
3,000,000		Ukraine Government AID Bonds	1.844	05/16/19	3,051,558
		TOTAL AGENCY SECURITIES			11,432,125

FOREIGN GOVERNMENT BONDS - 4.0%
1,475,000		Banque Centrale de Tunisie	8.250	09/19/27	1,740,500
159

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$2,200,000	g	Banque Centrale de Tunisie S.A.	5.750%	01/30/25	$2,219,250
	520,000	g	Barbados Government International Bond	7.000	08/04/22	502,484
	1,450,112	g	Brazil Loan Trust	5.477	07/24/23	1,442,861
	1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	955,000
	900,000		Brazilian Government International Bond	2.625	01/05/23	808,650
	300,000		Brazilian Government International Bond	4.250	01/07/25	294,000
	880,000		Brazilian Government International Bond	5.000	01/27/45	814,000
	450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	493,870
COP	1,180,000,000		Colombia Government International Bond	7.750	04/14/21	506,942
	$1,525,000		Colombia Government International Bond	4.375	07/12/21	1,618,025
	425,000		Colombia Government International Bond	2.625	03/15/23	400,350
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	583,168
	$1,375,000		Colombia Government International Bond	4.000	02/26/24	1,417,625
	650,000		Colombia Government International Bond	5.625	02/26/44	726,375
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,622,250
	1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,434,375
	270,000	g	Croatia Government International Bond	6.375	03/24/21	297,513
	700,000	g	Croatia Government International Bond	5.500	04/04/23	742,875
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,436,877
	$1,500,000	g	Dominican Republic International Bond	5.500	01/27/25	1,548,750
	500,000		Egypt Government AID Bonds	4.450	09/15/15	509,230
	975,000	g	El Salvador Government International Bond	6.375	01/18/27	975,000
IDR	11,500,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	865,961
INR	61,000,000		European Bank for Reconstruction & Development	6.000	03/03/16	959,663
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,221,223
	$275,000		European Investment Bank	4.875	02/15/36	370,094
	500,000		Export Development Canada	2.250	05/28/15	501,520
	600,000		Export-Import Bank of Korea	1.250	11/20/15	601,732
	550,000		Export-Import Bank of Korea	1.750	02/27/18	549,431
	6,975,000		Federative Republic of Brazil	12.500	01/05/16	2,189,829
	100,000		Federative Republic of Brazil	6.000	01/17/17	107,125
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,374,682
	550,000	g	Guatemala Government Bond	5.750	06/06/22	605,687
	900,000	g	Guatemala Government Bond	4.875	02/13/28	928,125
EUR	5,050,000	g	Hellenic Republic Government Bond	4.750	04/17/19	3,589,131
	$620,000		Hungary Government International Bond	4.125	02/19/18	648,148
	230,000		Hungary Government International Bond	4.000	03/25/19	239,892
	2,100,000		Hungary Government International Bond	5.750	11/22/23	2,415,000
	250,000		Hungary Government International Bond	5.375	03/25/24	280,312
	1,500,000	g	Indonesia Government International Bond	6.875	03/09/17	1,646,250
	450,000	g	Indonesia Government International Bond	4.125	01/15/25	461,812
	700,000	g	Indonesia Government International Bond	5.125	01/15/45	735,000
	225,000		Italy Government International Bond	5.375	06/12/17	244,630
	180,000		Italy Government International Bond	6.875	09/27/23	232,653
	550,000	g	Ivory Coast Government International Bond	5.375	07/23/24	519,750
	750,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	712,560
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	295,214
	1,250,000	g	Kenya Government International Bond	5.875	06/24/19	1,286,563
	1,100,000	g	Kenya Government International Bond	6.875	06/24/24	1,148,675
	300,000		KFW	4.875	01/17/17	322,358
	600,000	g	Kommunalbanken AS.	1.625	01/15/20	601,370
	600,000	g	Kommunalbanken AS.	2.125	02/11/25	593,394
160

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,000,000	g	Kommuninvest I Sverige AB	2.000%	11/12/19	$1,020,215
	750,000		Korea Development Bank	2.500	03/11/20	763,202
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,362,479
	1,800,000	g	Lithuania Government International Bond	5.125	09/14/17	1,953,450
MXN	19,540,000		Mexican Bonos	8.000	12/07/23	1,461,472
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,821,750
	750,000		Mexico Government International Bond	3.625	03/15/22	778,875
	250,000		Mexico Government International Bond	4.750	03/08/44	262,500
	800,000		Mexico Government International Bond	4.600	01/23/46	820,000
	500,000	g	Morocco Government International Bond	4.250	12/11/22	517,500
	500,000	g	Morocco Government International Bond	5.500	12/11/42	556,395
	350,000	g	Municipality Finance plc	1.750	05/21/19	354,697
	1,600,000	g	Nigeria Government International Bond	5.125	07/12/18	1,562,320
	3,000,000		North American Development Bank	2.300	10/10/18	3,062,646
	1,000,000		North American Development Bank	2.400	10/26/22	988,418
	500,000		Panama Government International Bond	5.200	01/30/20	556,250
	1,500,000		Panama Government International Bond	3.750	03/16/25	1,537,500
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	1,011,946
	$2,250,000		Philippine Government International Bond	4.200	01/21/24	2,520,000
	590,000		Philippine Government International Bond	3.950	01/20/40	626,138
	433,000		Poland Government International Bond	5.125	04/21/21	497,430
	1,225,000		Poland Government International Bond	4.000	01/22/24	1,345,050
	750,000		Province of British Columbia Canada	2.850	06/15/15	753,780
	1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,590,512
	1,750,000		Province of Ontario Canada	2.700	06/16/15	1,758,155
	620,000		Province of Quebec Canada	4.625	05/14/18	683,637
	1,000,000		Province of Quebec Canada	3.500	07/29/20	1,086,404
	1,500,000		Province of Quebec Canada	2.750	08/25/21	1,566,326
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,020,644
	1,145,000	g	Republic of Ghana	8.125	01/18/26	1,086,983
	750,000	g	Republic of Indonesia	4.875	05/05/21	816,562
	1,000,000	g	Republic of Latvia	2.750	01/12/20	1,016,410
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,289,563
	600,764	g,i	Republic of Serbia	6.750	11/01/24	610,526
	171,647	i	Republic of Serbia	6.750	11/01/24	174,436
	1,000,000		Republic of Turkey	7.500	07/14/17	1,112,600
	650,000	g	Slovenia Government International Bond	5.500	10/26/22	749,151
	635,000	g	Slovenia Government International Bond	5.250	02/18/24	728,821
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	4,306,980
	$750,000		South Africa Government International Bond	6.875	05/27/19	862,425
	400,000		South Africa Government International Bond	5.875	05/30/22	454,620
	750,000		South Africa Government International Bond	4.665	01/17/24	793,125
	1,125,000		South Africa Government International Bond	5.875	09/16/25	1,288,350
	3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,075,000
	7,900,000		Turkey Government International Bond	6.750	04/03/18	8,748,302
	2,250,000		Turkey Government International Bond	5.625	03/30/21	2,460,938
	600,000		Turkey Government International Bond	5.750	03/22/24	667,260
	1,000,000		Turkey Government International Bond	4.875	04/16/43	987,500
	500,000		United Mexican States	5.125	01/15/20	560,500
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	1,040,000
	315,000	g	Vietnam Government International Bond	4.800	11/19/24	327,994
			TOTAL FOREIGN GOVERNMENT BONDS			120,335,491
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 19.7%
$1,981,995		Federal Home Loan Mortgage Corp (FHLMC)	4.000%	10/15/23	$2,147,164
160,943		FHLMC	4.000	03/15/44	171,726
7,072		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	7,255
204,365		FGLMC	5.500	01/01/19	216,133
32,671		FGLMC	4.500	01/01/20	34,313
221,133		FGLMC	4.500	07/01/20	236,812
62,292		FGLMC	4.500	09/01/20	65,716
72,239		FGLMC	5.000	10/01/20	76,946
38,783		FGLMC	5.500	10/01/20	40,663
13,728		FGLMC	7.000	10/01/20	14,680
54,690		FGLMC	4.500	06/01/21	57,707
103,271		FGLMC	5.500	08/01/21	112,674
33,957		FGLMC	5.000	04/01/23	36,946
40,606		FGLMC	4.500	09/01/24	43,778
32,709		FGLMC	6.500	01/01/29	37,480
6,000,000	h	FGLMC	3.000	04/15/30	6,281,250
2,357		FGLMC	8.000	01/01/31	2,752
423,813		FGLMC	5.500	12/01/33	478,837
556,361		FGLMC	7.000	12/01/33	667,302
319,017		FGLMC	5.000	01/01/34	355,044
165,871		FGLMC	4.500	10/01/34	181,008
230,869		FGLMC	5.500	03/01/35	260,480
197,125		FGLMC	7.000	05/01/35	239,569
32,526		FGLMC	5.000	02/01/36	36,132
2,578		FGLMC	6.500	05/01/36	2,955
271,328		FGLMC	5.000	04/01/38	303,512
294,834		FGLMC	4.500	11/01/40	329,710
1,994,501		FGLMC	4.000	12/01/40	2,155,878
332,824		FGLMC	4.500	12/01/40	371,178
1,975,277		FGLMC	3.500	01/01/41	2,073,889
9,672,351		FGLMC	3.500	04/01/44	10,229,600
3,822,102		FGLMC	4.000	08/01/44	4,153,100
4,874,137		FGLMC	4.000	09/01/44	5,314,321
1,941,354		FGLMC	4.500	10/01/44	2,171,052
281,789		FGLMC	4.500	11/01/44	315,145
358,538		FGLMC	4.500	11/01/44	400,951
145,750		FGLMC	4.500	12/01/44	163,011
224,332		FGLMC	4.500	12/01/44	250,893
5,000,000	h	FGLMC	3.000	04/15/45	5,101,563
21,000,000	h	FGLMC	3.500	04/15/45	22,014,930
7,000,000	h	FGLMC	4.000	04/15/45	7,477,968
5,000,000	h	FGLMC	3.000	05/15/45	5,089,746
6,000,000	h	FGLMC	4.000	05/15/45	6,399,374
10,058		Federal National Mortgage Association (FNMA)	6.500	10/01/16	10,267
9,820		FNMA	6.500	11/01/16	10,077
11,615		FNMA	6.500	02/01/18	12,147
16,411		FNMA	4.500	11/01/20	17,247
19,029		FNMA	4.500	12/01/20	20,238
10,227		FNMA	8.000	03/01/23	10,701
72,782		FNMA	4.000	05/01/24	77,025
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$105,289		FNMA	4.500%	08/01/24	$113,499
5,730		FNMA	9.000	11/01/25	6,670
1,977,273		FNMA	2.500	10/01/27	2,035,042
5,189		FNMA	7.500	01/01/29	6,079
3,000,000	h	FNMA	2.500	04/25/30	3,080,449
10,000,000	h	FNMA	3.000	04/25/30	10,480,859
8,000,000	h	FNMA	2.500	05/25/30	8,198,112
211,579		FNMA	7.000	07/01/32	249,853
65,085		FNMA	4.500	03/25/33	66,984
1,815,920		FNMA	3.000	10/01/33	1,882,771
196,813		FNMA	4.500	10/01/33	216,339
4,814,185		FNMA	5.000	10/01/33	5,399,050
194,319		FNMA	5.000	11/01/33	219,313
336,675		FNMA	5.000	11/01/33	381,449
750,848		FNMA	3.500	03/25/34	783,580
28,780,602		FNMA	4.000	04/01/34	31,501,548
7,014,120		FNMA	3.000	01/01/35	7,270,967
201,813		FNMA	5.500	02/01/35	228,623
13,991		FNMA	7.500	06/01/35	15,196
104,104		FNMA	5.500	12/01/35	117,145
5,858,134		FNMA	5.500	08/01/37	6,633,479
201,460		FNMA	5.500	09/01/37	226,696
27,721		FNMA	6.000	09/01/37	32,187
29,962		FNMA	6.000	09/01/37	34,723
88,855		FNMA	6.500	09/01/37	102,022
210,374		FNMA	5.500	04/01/38	236,763
161,185		FNMA	5.500	06/01/38	181,377
1,951,797		FNMA	5.500	11/01/38	2,262,099
1,334,370		FNMA	5.500	12/01/38	1,527,510
1,712,222		FNMA	4.000	02/01/39	1,832,305
150,508		FNMA	4.000	07/01/39	164,199
410,247		FNMA	5.500	08/01/39	468,471
737,686		FNMA	4.500	10/01/39	806,225
59,069		FNMA	5.500	11/01/39	66,468
902,653		FNMA	5.500	04/01/40	1,032,881
796,111		FNMA	4.500	06/01/40	870,953
816,382		FNMA	5.000	08/01/40	908,675
15,275,000		FNMA	4.000	08/25/40	16,387,211
1,774,251		FNMA	5.000	09/01/40	1,974,111
792,572		FNMA	4.500	10/01/40	872,517
232,629		FNMA	6.000	10/01/40	265,607
841,084		FNMA	4.500	11/01/40	921,186
2,559,523		FNMA	4.500	11/01/40	2,824,201
1,905,837		FNMA	5.000	05/01/41	2,124,939
6,332,618		FNMA	5.500	12/01/41	7,280,434
1,348,529		FNMA	3.500	02/01/42	1,424,309
406,976	h	FNMA	4.500	03/01/42	452,172
2,580,037		FNMA	4.500	04/01/42	2,826,207
42,455		FNMA	3.000	10/01/42	43,522
42,868		FNMA	3.000	10/01/42	43,945
2,333,007		FNMA	3.000	10/01/42	2,391,658
110,431		FNMA	3.000	11/01/42	113,197
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,559		FNMA	3.000%	12/01/42	$7,749
63,621		FNMA	3.000	12/01/42	65,116
432,670		FNMA	3.000	12/01/42	443,536
3,872,018		FNMA	3.000	01/01/43	3,966,951
8,468,618		FNMA	3.000	01/01/43	8,680,542
121,499		FNMA	3.000	02/01/43	124,469
277,061		FNMA	3.000	02/01/43	283,950
581,713		FNMA	3.000	02/01/43	596,263
5,001,485		FNMA	3.000	02/01/43	5,126,692
6,287,765		FNMA	3.000	02/01/43	6,445,114
10,615,293		FNMA	3.000	02/01/43	10,880,586
16,644,381		FNMA	3.000	02/01/43	17,058,477
1,151,594		FNMA	3.500	02/01/43	1,222,000
26,533		FNMA	3.000	03/01/43	27,185
30,066		FNMA	3.000	03/01/43	30,801
49,885		FNMA	3.000	03/01/43	51,101
144,175		FNMA	3.000	03/01/43	147,701
1,839,145		FNMA	3.000	03/01/43	1,884,546
3,759,431		FNMA	3.000	03/01/43	3,852,564
10,883		FNMA	3.000	04/01/43	11,146
14,209		FNMA	3.000	04/01/43	14,558
30,130		FNMA	3.000	04/01/43	30,887
32,606		FNMA	3.000	04/01/43	33,425
38,349		FNMA	3.000	04/01/43	39,294
42,392		FNMA	3.000	04/01/43	43,422
63,601		FNMA	3.000	04/01/43	65,156
68,859		FNMA	3.000	04/01/43	70,543
325,449		FNMA	3.000	04/01/43	333,420
1,942,980		FNMA	3.000	04/01/43	1,990,944
4,159,119		FNMA	3.000	05/01/43	4,261,017
184,158		FNMA	3.500	05/01/43	195,393
308,940		FNMA	3.500	05/01/43	327,806
150,153		FNMA	3.500	06/01/43	159,328
186,129		FNMA	3.500	06/01/43	197,503
309,478		FNMA	3.500	06/01/43	328,372
388,360		FNMA	3.500	06/01/43	412,105
395,945		FNMA	3.500	06/01/43	420,154
813,832		FNMA	3.500	06/01/43	863,590
513,306		FNMA	3.500	07/01/43	544,691
1,074,794		FNMA	3.500	07/01/43	1,140,484
4,681,558		FNMA	4.000	11/01/43	5,106,634
257,431		FNMA	4.000	04/01/44	280,920
891,793		FNMA	4.000	06/01/44	973,201
917,285		FNMA	4.000	06/01/44	1,000,768
2,084,549		FNMA	4.500	06/01/44	2,334,585
243,827		FNMA	4.000	07/01/44	266,030
975,055		FNMA	4.000	07/01/44	1,063,787
212,602		FNMA	4.000	08/01/44	231,951
262,248	h	FNMA	4.000	08/01/44	286,138
1,749,866	h	FNMA	4.000	08/01/44	1,909,189
2,430,426	h	FNMA	4.000	08/01/44	2,651,674
182,072	h	FNMA	4.000	09/01/44	198,652
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$237,460		FNMA	4.000%	09/01/44	$259,102
828,073		FNMA	3.500	10/01/44	878,709
1,154,926		FNMA	4.000	10/01/44	1,260,108
5,952,347		FNMA	4.500	10/01/44	6,666,776
868,284		FNMA	4.000	12/01/44	944,338
1,094,043		FNMA	4.000	12/01/44	1,189,867
2,114,426		FNMA	4.000	01/01/45	2,307,235
402,955	h	FNMA	3.500	03/01/45	426,516
661,778	h	FNMA	3.500	03/01/45	700,472
855,647		FNMA	4.500	03/01/45	958,622
2,000,000	h	FNMA	3.000	04/25/45	2,045,000
12,000,000	h	FNMA	3.500	04/25/45	12,607,031
11,000,000	h	FNMA	4.000	04/25/45	11,762,051
10,000,000	h	FNMA	5.000	04/25/45	11,120,000
1,000,000	h	FNMA	3.000	05/25/45	1,020,078
41,000,000	h	FNMA	3.500	05/25/45	42,969,922
9,000,000	h	FNMA	4.000	05/25/45	9,608,028
48,000,000	h	FNMA	4.500	05/25/45	52,237,133
11,000,000	h	FNMA	5.000	05/25/45	12,215,672
12,000,000	h	FNMA	3.500	06/25/45	12,547,031
6,000,000	h	FNMA	4.000	06/25/45	6,394,102
8,000,000	h	FNMA	4.500	06/25/45	8,690,564
7,000,000		FNMA	3.500	04/25/42	7,467,705
13,612		Government National Mortgage Association (GNMA)	7.500	11/15/23	15,357
3,485		GNMA	7.500	08/15/28	3,541
16,893		GNMA	6.500	12/15/28	19,343
54,492		GNMA	6.500	03/15/29	63,344
18,680		GNMA	8.500	10/20/30	23,154
5,181		GNMA	7.000	06/20/31	6,356
128,885		GNMA	5.000	02/15/33	143,777
47,061		GNMA	5.500	07/15/33	53,120
560,290		GNMA	5.000	09/15/33	629,028
94,946		GNMA	5.500	11/20/33	107,639
378,049		GNMA	5.500	02/20/35	428,677
124,008		GNMA	5.500	03/20/35	140,572
51,584		GNMA	6.000	10/20/36	59,157
53,982		GNMA	6.000	01/20/37	61,884
82,191		GNMA	6.000	02/20/37	94,194
74,567		GNMA	5.000	04/15/38	83,158
59,097		GNMA	5.500	07/15/38	66,784
109,647		GNMA	5.500	07/20/38	123,047
43,713		GNMA	6.000	08/20/38	49,577
95,988		GNMA	5.000	07/20/39	107,667
15,259,800		GNMA	5.000	07/20/39	16,648,213
944,553		GNMA	3.500	07/15/43	1,005,937
1,048,278		GNMA	3.500	02/15/45	1,117,118
2,000,000	h	GNMA	3.000	04/15/45	2,058,438
12,000,000	h	GNMA	3.000	04/20/45	12,360,000
17,000,000	h	GNMA	3.500	04/20/45	17,889,845
10,000,000	h	GNMA	4.000	04/20/45	10,657,812
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	h	GNMA	5.000%	04/20/45	$1,093,555
14,000,000	h	GNMA	3.500	05/20/45	14,694,532
3,000,000	h	GNMA	4.000	05/20/45	3,193,418
		TOTAL MORTGAGE BACKED			593,821,038

MUNICIPAL BONDS - 4.3%
1,000,000		Anaheim City School District	3.324	08/01/21	1,052,850
1,000,000		Anaheim City School District	3.825	08/01/23	1,079,120
3,000,000		Arizona School Facilities Board	0.945	09/01/16	3,001,950
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,543,900
880,000		California Earthquake Authority	1.194	07/01/16	879,824
2,535,000		California Earthquake Authority	2.805	07/01/19	2,575,484
5,000,000		City of Jersey City NJ	3.286	09/01/22	5,157,700
5,000,000		City of New York NY	1.950	03/01/21	4,922,900
7,500,000		Dallas Independent School District	5.049	08/15/33	8,274,300
3,000,000		Denver City & County School District No	4.242	12/15/37	3,137,010
600,000		Denver Health & Hospital Authority	1.700	12/01/16	597,516
750,000		Denver Health & Hospital Authority	2.250	12/01/17	751,147
600,000		Grant County Public Utility District No 2	5.630	01/01/27	726,336
250,000		Harris County Flood Control District	1.818	10/01/18	252,052
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,508,016
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,055,690
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,199,800
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	375,923
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	502,950
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	401,480
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	450,761
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	254,865
2,310,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,400,852
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,105,330
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,063,923
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,067,820
2,500,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.467	05/01/40	3,194,000
5,000,000		New York State Dormitory Authority	4.802	12/01/34	5,794,000
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,557,075
5,000,000		Port Authority of New York & New Jersey	3.001	10/15/22	5,107,150
5,000,000		Port Authority of New York & New Jersey	3.471	10/15/25	5,176,200
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,020,540
5,000,000		State of California	4.988	04/01/39	5,366,250
775,000		State of California	7.625	03/01/40	1,207,969
5,180,000		State of Connecticut	5.295	10/01/29	6,163,009
3,000,000		State of Georgia	4.530	02/01/33	3,252,480
1,000,000		State of Illinois	4.125	01/01/19	1,043,950
5,000,000		State of Illinois	3.650	04/01/20	5,118,100
775,000		State of Illinois	6.725	04/01/35	882,647
3,000,000		State of Illinois	5.520	04/01/38	2,955,960
5,000,000		State of Illinois	4.620	06/15/38	5,620,700
3,000,000		State of Michigan	3.800	05/15/33	3,015,690
166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Texas A&M University	4.772%	05/15/33	$5,480,900
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,253,613
1,310,000		Trustees of Boston College	3.519	07/01/21	1,395,438
3,000,000		Trustees of Boston College	3.769	07/01/22	3,237,150
1,075,000		University of California	2.526	05/15/21	1,089,040
500,000		University of California	2.676	05/15/21	507,895
3,500,000		University of California	4.009	05/15/30	3,564,120
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,799,705
		TOTAL MUNICIPAL BONDS			129,143,080

U.S. TREASURY SECURITIES - 6.1%
17,375,000		United States Treasury Bond	4.750	02/15/37	24,472,966
8,630,000		United States Treasury Bond	2.875	05/15/43	9,201,064
58,560,000		United States Treasury Bond	3.000	11/15/44	64,173,503
13,000,000		United States Treasury Bond	2.500	02/15/45	12,888,278
1,445,000		United States Treasury Note	1.000	03/15/18	1,450,081
17,372,000		United States Treasury Note	1.375	02/29/20	17,377,420
10,000,000	l	United States Treasury Note	2.125	01/31/21	10,318,750
24,000,000		United States Treasury Note	8.000	11/15/21	33,545,616
8,630,000		United States Treasury Note	1.500	01/31/22	8,517,404
205,100		United States Treasury Note	2.000	02/15/25	206,398
		TOTAL U.S. TREASURY SECURITIES			182,151,480

		TOTAL GOVERNMENT BONDS			1,036,883,214
		(Cost $1,015,617,677)

STRUCTURED ASSETS - 11.2%

ASSET BACKED - 4.1%
423,160	i	Accredited Mortgage Loan Trust	4.330	06/25/33	380,846
		Series - 2003 1 (Class A1)
461,529	i	ACE Securities Corp Home Equity Loan Trust	0.664	08/25/35	454,677
		Series - 2005 HE5 (Class M2)
3,212,278	g	Alterna Funding I LLC	1.639	02/15/21	3,216,293
		Series - 2014 1A (Class NOTE)
3,023,061	i	Asset Backed Securities Corp Home Equity Loan Trust	0.879	04/25/35	2,983,939
		Series - 2005 HE3 (Class M3)
1,625,541	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,617,242
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,091,336
		Series - 2011 5A (Class B)
1,808,865	i	Bear Stearns Asset Backed Securities Trust	0.614	03/25/35	1,798,227
		Series - 2005 AQ1 (Class M1)
2,822,649	i	Bear Stearns Asset Backed Securities Trust	0.571	02/25/36	2,711,050
		Series - 2006 EC2 (Class M1)
315,022	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	312,147
		Series - 2005 SD3 (Class 2A1)
3,228,868	i	Bear Stearns Asset Backed Securities Trust 2005-SD3	0.664	07/25/35	3,165,201
		Series - 2005 SD3 (Class 1A)
1,728,288	g	Capital Automotive REIT	4.700	07/15/42	1,785,620
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	10,115,570
		Series - 2014 1A (Class A)
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,843,640	g,i	CBRE Realty Finance	0.554%	04/07/52	$1,840,583
		Series - 2007 1A (Class A2)
4,330,480	i,m	CCR, Inc	0.620	07/10/17	4,224,838
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	1,000,690
		Series - 2012 CA (Class C)
258,196		Centex Home Equity	5.540	01/25/32	257,773
		Series - 2002 A (Class AF6)
4,739,970	i	Connecticut Avenue Securities	1.674	02/25/25	4,772,439
		Series - 2015 C01 (Class 1M1)
782,232	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	778,713
		Series - 2002 S4 (Class A5)
4,369,519	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	4,127,059
		Series - 2004 6 (Class 1A1)
2,068,562	i	Countrywide Asset-Backed Certificates	0.641	02/25/36	2,058,071
		Series - 2005 11 (Class MV1)
5,000,000	g	DB Master Finance LLC	3.262	02/20/45	5,047,780
		Series - 2015 1A (Class A2I)
1,025,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	1,163,128
		Series - 2011 LC1A (Class C)
6,763,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	7,032,081
		Series - 2012 1A (Class A2)
3,768,691	i	FBR Securitization Trust	0.911	11/25/35	3,737,901
		Series - 2005 5 (Class AV24)
2,251,744	i	First Frankin Mortgage Loan Trust	0.414	01/25/36	2,223,843
		Series - 2006 FF1 (Class 2A3)
902,871	g,i	GMAC Mortgage Corp Loan Trust	0.924	02/25/31	885,962
		Series - 2004 VF1 (Class A1)
20	i	Greenpoint Mortgage Funding Trust	0.304	04/25/47	20
		Series - 2007 AR2 (Class 1A1)
1,509,756	i	GSAMP Trust 2004-HE1	0.980	05/25/34	1,385,091
		Series - 2004 HE1 (Class M1)
66,675	i	HSI Asset Securitization Corp Trust	0.534	07/25/35	66,634
		Series - 2005 NC1 (Class 2A3)
4,812,634	i	Lehman XS Trust	0.731	08/25/35	4,675,214
		Series - 2005 2 (Class 1A1)
773,086	i	Lehman XS Trust	0.424	02/25/36	734,272
		Series - 2006 1 (Class 1A1)
951,028	i	Lehman XS Trust	6.500	06/25/46	743,215
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	3.980	05/18/16	1,005,200
		Series - 2013 144A (Class )
1,125,000	i	MASTR Asset Backed Securities Trust 2005-AB1	5.648	11/25/35	1,151,913
		Series - 2005 AB1 (Class A4)
5,000,000	i	MASTR Asset Backed Securities Trust 2005-HE2	0.605	10/25/35	4,910,885
		Series - 2005 HE2 (Class M1)
134,811	i	Morgan Stanley Capital I	0.354	02/25/36	134,630
		Series - 2006 NC2 (Class A2C)
1,481,023		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,483,245
		Series - 2002 C (Class A1)
1,246,961	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,251,112
		Series - 2014 AA (Class B)
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,490,014	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.694%	01/25/36	$3,472,159
		Series - 2005 WCH1 (Class M2)
825,772	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	835,911
		Series - 2004 2 (Class AF4)
114,087	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	117,740
		Series - 2003 RZ5 (Class A7)
71,908	i	Residential Asset Securities Corp	6.489	10/25/30	72,517
		Series - 2001 KS2 (Class AI6)
35,847	i	Residential Asset Securities Corp	0.819	04/25/35	35,864
		Series - 2005 KS3 (Class M3)
88,740		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	89,044
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,917,355
		Series - 2005 HI3 (Class M5)
148,745	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	149,222
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,635,436
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.020	05/05/17	991,100
		Series - 2013 144A (Class )
360,229	i	Saxon Asset Securities Trust	6.120	11/25/30	392,880
		Series - 2002 2 (Class AF6)
473,920	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	467,444
		Series - 2006 OP1 (Class A2C)
182,629	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	185,431
		Series - 2012 2A (Class B)
897,904	g	SolarCity LMC	4.800	11/20/38	952,714
		Series - 2013 1 (Class A)
955,476	g	SolarCity LMC	4.590	04/20/44	1,003,210
		Series - 2014 1 (Class A)
1,466,225	g	SolarCity LMC	4.020	07/20/44	1,494,627
		Series - 2014 2 (Class A)
399,027	i	Soundview Home Equity Loan Trust	0.474	11/25/35	396,454
		Series - 2005 OPT3 (Class A4)
9,514,253	g	SpringCastle America Funding LLC	2.700	05/25/23	9,538,096
		Series - 2014 AA (Class A)
2,837,872	i	Structured Asset Securities Corp Mortgage Loan Trust	1.672	04/25/35	2,693,260
		Series - 2005 7XS (Class 2A1A)
2,761,056	i	Structured Asset Securities Corp Mortgage Loan Trust	0.334	03/25/36	2,642,772
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.770	01/09/17	4,079,600
		Series - 2013 IV B (Class )
457,651	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	465,660
		Series - 2006 N1 (Class N1)
99,977	g,i	Wachovia Loan Trust	0.534	05/25/35	96,985
		Series - 2005 SD1 (Class A)
31,815	i	Wells Fargo Home Equity Trust	0.314	07/25/36	31,687
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			123,081,608
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 7.1%
$1,272,103	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$1,305,609
		Series - 2012 7WTC (Class A)
5,026,528	i	American Home Mortgage Investment Trust	1.858	10/25/34	4,943,419
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.762	05/10/45	1,004,674
		Series - 2006 2 (Class C)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,644,468
		Series - 2007 4 (Class E)
2,000,000		Banc of America Commercial Mortgage Trust 2006-6	5.480	10/10/45	2,027,776
		Series - 2006 6 (Class B)
2,174,077	g,i	Banc of America Large Loan, Inc	5.959	02/15/51	2,333,180
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,054,600
		Series - 2005 4 (Class B)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	2,405,095
		Series - 2007 T28 (Class AJ)
577,052		Citicorp Mortgage Securities, Inc	5.500	07/25/35	559,333
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	2,070,374
		Series - 2006 C4 (Class AJ)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	17,179,470
		Series - 2007 C3 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	393,952
		Series - 2007 C3 (Class AM)
9,263,000	i	Commercial Mortgage Trust	5.238	04/10/37	9,321,523
		Series - 2005 GG5 (Class AJ)
142,757		Countrywide Alternative Loan Trust	5.500	08/25/16	145,867
		Series - 2004 30CB (Class 1A15)
1,954,357		Countrywide Alternative Loan Trust	5.000	04/25/20	1,979,832
		Series - 2005 6CB (Class 2A1)
663,886	i	Countrywide Alternative Loan Trust	0.406	07/20/35	579,664
		Series - 2005 24 (Class 4A1)
1,576,613	i	Countrywide Home Loan Mortgage Pass Through Trust	2.416	11/20/34	1,507,365
		Series - 2004 HYB6 (Class A2)
226,525		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	219,793
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,151,328
		Series - 2005 C3 (Class AJ)
90,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	94,830
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,926,197
		Series - 2009 RR1 (Class A3C)
3,400,783	g,i	Credit Suisse Seasoned Loan Trust	0.414	10/25/34	3,351,723
		Series - 2006 1 (Class A)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,050,923
		Series - 2007 C1 (Class AM)
3,446,600	i	GSR Mortgage Loan Trust	0.364	08/25/46	3,319,837
		Series - 2006 OA1 (Class 2A1)
1,559,594		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,589,295
		Series - 2005 1F (Class 3A3)
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,386,002	i	Harborview Mortgage Loan Trust	0.398%	05/19/35	$2,811,336
		Series - 2005 2 (Class 2A1A)
1,376,884	i	Harborview Mortgage Loan Trust	0.398	07/19/47	1,148,229
		Series - 2007 4 (Class 2A1)
368,894	i	Impac CMB Trust	0.834	03/25/35	336,733
		Series - 2004 11 (Class 2A1)
2,779,162	i	Impac CMB Trust	0.424	05/25/35	2,494,748
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.277	07/15/46	346,092
		Series - 2011 C4 (Class C)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,537,637
		Series - 2005 LDP2 (Class C)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	1,092,384
		Series - 2011 C3 (Class E)
1,915,583	i	JP Morgan Mortgage Trust	2.430	11/25/33	1,919,238
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,595,018
		Series - 2006 C4 (Class B)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,022,458
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,947,632
		Series - 2007 C1 (Class D)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,092,140
		Series - 2005 C5 (Class AJ)
1,594,455		Lehman Mortgage Trust	5.500	11/25/35	1,491,756
		Series - 2005 1 (Class 2A4)
5,425,980	i	Long Beach Mortgage Loan Trust 2002-5	1.400	11/25/32	5,084,192
		Series - 2002 5 (Class M1)
1,200,749	i	Merrill Lynch Mortgage Investors, Inc	2.522	12/25/35	1,196,987
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	82,362
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,662,655
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,939,939
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	5.877	08/12/41	4,159,928
		Series - 2006 T23 (Class B)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,159,040
		Series - 2006 HQ10 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,500,060
		Series - 2005 HQ6 (Class F)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,076,417
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,886,807
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.252	09/15/47	90,126
		Series - 2011 C1 (Class D)
2,694,652	i	Option One Mortgage Loan Trust 2004-2	0.950	05/25/34	2,486,706
		Series - 2004 2 (Class M1)
2,162,906		RALI Trust	4.250	12/26/33	2,237,405
		Series - 2003 QS22 (Class A5)
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$409,383	i	RALI Trust	0.474%	01/25/35	$390,402
		Series - 2005 QA1 (Class A1)
282,726		Residential Accredit Loans, Inc	4.350	03/25/34	286,064
		Series - 2004 QS4 (Class A1)
277,608		RFMSI Trust	5.500	03/25/35	280,598
		Series - 2005 S2 (Class A6)
511,107	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	517,701
		Series - 2012 1A (Class A)
264,076	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	264,892
		Series - 0 2A (Class A)
2,063,765	i	Structured Adjustable Rate Mortgage Loan Trust	0.514	08/25/35	1,968,991
		Series - 2005 16XS (Class A1)
3,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.374	09/25/24	3,357,825
		Series - 2014 HQ2 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	5,071,325
		Series - 2015 DN1 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373	03/25/25	5,006,250
		Series - 2015 HQ1 (Class M2)
1,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.973	03/25/25	1,494,375
		Series - 2015 HQ1 (Class M3)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	5,781,906
		Series - 2007 C30 (Class AMFL)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	7,009,479
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,169,002
		Series - 2007 C31 (Class AM)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	15,499,765
		Series - 2007 C31 (Class AJ)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.668	04/15/47	1,723,806
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,750,870
		Series - 2007 C32 (Class AMFX)
14,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	14,487,479
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,389,341
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,337
		Series - 2007 C33 (Class AM)
3,184,178	i	WaMu Mortgage Pass-Through Certificates	0.444	07/25/45	2,952,055
		Series - 0 AR8 (Class 1A1A)
1,236,213	i	WaMu Mortgage Pass-Through Certificates	0.524	12/25/45	1,134,297
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			214,137,912

		TOTAL STRUCTURED ASSETS			337,219,520
		(Cost $332,343,085)

		TOTAL BONDS			2,687,492,506
		(Cost $2,633,864,263)
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 15.3%

GOVERNMENT AGENCY DEBT - 3.5%
$25,000,000		Federal Home Loan Bank (FHLB)	0.050%	04/27/15	$24,999,275
10,000,000		FHLB	0.050	04/29/15	9,999,690
23,000,000		FHLB	0.067-0.068	06/03/15	22,997,539
22,000,000		FHLB	0.045	04/24/15	21,999,428
25,000,000		FHLB	0.050	04/28/15	24,999,250
		TOTAL GOVERNMENT AGENCY DEBT			104,995,182

TREASURY DEBT - 11.8%
1,000,000	d	United States Treasury Bill	0.097	04/02/15	1,000,000
100,000	d	United States Treasury Bill	0.090	04/30/15	99,997
4,200,000	d	United States Treasury Bill	0.090-0.095	05/28/15	4,199,769
15,000,000	d	United States Treasury Bill	0.061	07/30/15	14,997,870
20,000,000		United States Treasury Bill	0.062	08/06/15	19,995,760
1,000,000		United States Treasury Bill	0.091	08/20/15	999,745
45,000,000	d	United States Treasury Bill	0.065-0.082	08/27/15	44,985,645
25,000,000		United States Treasury Bill	0.093	09/10/15	24,989,300
25,000,000		United States Treasury Bill	0.107	09/17/15	24,987,975
219,000,000	d	United States Treasury Bill	0.096	10/15/15	218,844,291
		TOTAL TREASURY DEBT			355,100,352

		TOTAL SHORT-TERM INVESTMENTS			460,095,534
		(Cost $460,135,083)

		TOTAL INVESTMENTS - 109.0%			3,281,893,488
		(Cost $3,227,660,671)
		OTHER ASSETS & LIABILITIES, NET - (9.0)%			(271,427,374)
		NET ASSETS - 100.0%			$3,010,466,114

Abbreviation(s):
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $500,736,257 or 16.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of this security has been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
173

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 11.3%

AUTOMOBILES & COMPONENTS - 0.7%
$19,900,000	i	Gates Global LLC	4.250%	07/05/21	$19,813,037
		TOTAL AUTOMOBILES & COMPONENTS			19,813,037

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
9,500,000	i	Capital Safety North America	6.500	03/28/22	9,294,135
12,244,313	i	Creative Artists Agency LLC	5.500	12/17/21	12,366,756
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			21,660,891

CONSUMER DURABLES & APPAREL - 0.5%
15,880,000	i	Otter Products LLC	5.750	06/03/20	15,774,080
		TOTAL CONSUMER DURABLES & APPAREL			15,774,080

CONSUMER SERVICES - 1.0%
7,166,502	i	Marina District Finance Co, Inc	6.500	08/15/18	7,200,830
5,945,040	i	Peninsula Gaming LLC	4.250	11/20/17	5,946,883
16,743,318	i	Spin Holdco, Inc	4.250	11/14/19	16,673,499
		TOTAL CONSUMER SERVICES			29,821,212

DIVERSIFIED FINANCIALS - 0.2%
5,184,845	i	TransUnion LLC	4.000	04/09/21	5,181,631
		TOTAL DIVERSIFIED FINANCIALS			5,181,631

ENERGY - 0.6%
12,553,555	i	Arch Coal, Inc	6.250	05/16/18	9,672,514
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	8,758,125
		TOTAL ENERGY			18,430,639

FOOD & STAPLES RETAILING - 1.1%
18,650,000	i	Albertson’s Holdings LLC	5.500	08/25/21	18,797,708
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,020,000
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,006,710
		TOTAL FOOD & STAPLES RETAILING			31,824,418

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
11,484,000	i	Accellent, Inc	4.500	03/12/21	11,397,870
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,397,870

INSURANCE - 0.5%
13,784,336	i	Compass Investors, Inc	4.250	12/27/19	13,790,126
		TOTAL INSURANCE			13,790,126

MATERIALS - 0.5%
2,187,098		Minerals Technologies, Inc	4.000	05/09/21	2,195,300
174

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,243,750	i	Solenis International LP	4.250%	07/31/21	$1,233,651
12,000,000	i	Solenis International LP	7.750	07/31/22	11,602,560
		TOTAL MATERIALS			15,031,511

MEDIA - 1.2%
8,671,969	i	Time, Inc	4.250	04/26/21	8,650,289
4,833,524	i	Univision Communications, Inc	4.000	03/01/20	4,822,310
20,895,000	i	Visant Corp	7.000	09/23/21	20,968,968
		TOTAL MEDIA			34,441,567

REAL ESTATE - 0.4%
10,400,000	i	DTZ US Borrower LLC	9.250	11/04/22	10,452,000
		TOTAL REAL ESTATE			10,452,000

RETAILING - 0.2%
6,867,832	i	Stater Bros Markets	4.750	05/12/21	6,850,663
		TOTAL RETAILING			6,850,663

SOFTWARE & SERVICES - 2.3%
16,800,000	i	Asurion LLC	8.500	03/03/21	16,854,600
22,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	20,625,000
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,877,480
5,429,434	i	P2 Lower Acquisition LLC	5.500	10/22/20	5,415,861
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,079,125
10,349,063	i	ProQuest LLC	5.250	10/24/21	10,358,791
		TOTAL SOFTWARE & SERVICES			68,210,857

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
9,899,749	i	Dell International LLC	4.500	04/29/20	9,963,405
9,825,377	i	Scientific Games International, Inc	6.000	10/18/20	9,852,397
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,815,802

TELECOMMUNICATION SERVICES - 0.3%
9,875,000	i	Internap Network Services Corp	6.000	11/26/19	9,875,000
		TOTAL TELECOMMUNICATION SERVICES			9,875,000

UTILITIES - 0.1%
4,387,500	i	Calpine Corp	4.000	10/09/19	4,393,555
		TOTAL UTILITIES			4,393,555

		TOTAL BANK LOAN OBLIGATIONS			336,764,859
		(Cost $339,787,187)

BONDS - 81.9%

CORPORATE BONDS - 81.9%

AUTOMOBILES & COMPONENTS - 2.0%
14,500,000	g	Gates Global LLC	6.000	07/15/22	13,684,375
10,000,000		General Motors Co	4.000	04/01/25	10,157,190
5,000,000		General Motors Co	5.200	04/01/45	5,427,285
175

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,600,000		Goodyear Tire & Rubber Co	6.500%	03/01/21	$8,065,500
7,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	7,880,313
8,570,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	9,062,775
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,624,800
		TOTAL AUTOMOBILES & COMPONENTS			61,902,238

BANKS - 1.4%
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,798,250
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,415,000
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,654,375
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	7,038,100
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,502,128
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	6,113,679
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,380,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	5,040,000
		TOTAL BANKS			42,941,532

CAPITAL GOODS - 1.6%
1,525,000		Anixter, Inc	5.625	05/01/19	1,639,375
3,000,000		Anixter, Inc	5.125	10/01/21	3,082,500
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,519,237
3,100,000	g	Rexel S.A.	6.125	12/15/19	3,247,250
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,700,938
12,300,000	g,h	Schaeffler Finance BV	4.750	05/15/23	12,392,250
14,130,000	g	Stena AB	7.000	02/01/24	13,706,100
		TOTAL CAPITAL GOODS			48,287,650

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
8,575,000		ADT Corp	4.125	04/15/19	8,735,781
3,725,000		ADT Corp	6.250	10/15/21	3,967,125
2,500,000	g	AECOM Technology Corp	5.750	10/15/22	2,587,500
6,250,000	g	AECOM Technology Corp	5.875	10/15/24	6,562,500
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,333,375
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,958,572
2,100,000	g	MSCI, Inc	5.250	11/15/24	2,170,875
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	5,025,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,951,800
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,846,687
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	9,190,625
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	20,208,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,241,875
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,076,000
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,090,550
21,425,000		United Rentals North America, Inc	5.500	07/15/25	21,853,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			112,799,765

CONSUMER DURABLES & APPAREL - 2.1%
5,443,000		DR Horton, Inc	3.750	03/01/19	5,511,038
4,750,000		KB Home	8.000	03/15/20	5,130,000
7,000,000		KB Home	4.750	05/15/19	6,842,500
6,300,000		KB Home	7.000	12/15/21	6,410,250
9,500,000		KB Home	7.625	05/15/23	9,737,500
176

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,500,000		Lennar Corp	4.500%	06/15/19	$9,808,750
5,000,000		Lennar Corp	4.500	11/15/19	5,137,500
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,083,500
11,400,000		Standard Pacific Corp	5.875	11/15/24	11,713,500
		TOTAL CONSUMER DURABLES & APPAREL			62,374,538

CONSUMER SERVICES - 3.3%
13,250,000	g	1011778 BC / New Red Fin	6.000	04/01/22	13,730,312
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,364,962
3,375,000		ARAMARK Corp	5.750	03/15/20	3,526,875
3,727,000		Boyd Gaming Corp	9.000	07/01/20	4,020,501
2,000,000		MGM Resorts International	5.250	03/31/20	2,029,800
4,250,000		MGM Resorts International	6.750	10/01/20	4,542,187
11,250,000		MGM Resorts International	6.000	03/15/23	11,559,375
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,198,750
2,975,000		Pinnacle Entertainment, Inc	6.375	08/01/21	3,160,938
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,831,963
4,665,000	g	Speedway Motorsports, Inc	5.125	02/01/23	4,734,975
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	18,225,000
		TOTAL CONSUMER SERVICES			96,925,638

DIVERSIFIED FINANCIALS - 4.6%
5,950,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	6,314,437
5,000,000		Ally Financial, Inc	3.250	02/13/18	4,950,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,172,500
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,875,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,120,000
5,000,000		CIT Group, Inc	3.875	02/19/19	4,950,000
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,467,000
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,605,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,347,500
4,000,000		GMAC, Inc	7.500	09/15/20	4,685,000
10,000,000		GMAC, Inc	8.000	11/01/31	12,500,000
2,100,000		Icahn Enterprises LP	4.875	03/15/19	2,139,375
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,767,750
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,740,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,383,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,070,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,550,000
4,750,000	i	Morgan Stanley	5.550	12/30/49	4,797,500
11,325,000		SLM Corp	5.500	01/15/19	11,551,500
13,100,000		SLM Corp	4.875	06/17/19	13,067,250
8,000,000		SLM Corp	6.125	03/25/24	7,680,000
		TOTAL DIVERSIFIED FINANCIALS			137,732,812

ENERGY - 12.1%
2,750,000	g	Alpha Natural Resources, Inc	7.500	08/01/20	1,147,402
4,500,000	g	California Resources Corp	5.000	01/15/20	4,061,250
9,500,000	g	California Resources Corp	5.500	09/15/21	8,466,875
13,570,000	g	California Resources Corp	6.000	11/15/24	11,890,712
12,960,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	12,571,200
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	9,933,350
177

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,000,000	g	Calumet Specialty Products Partners LP	7.750%	04/15/23	$13,146,250
2,650,000		Chaparral Energy, Inc	8.250	09/01/21	1,828,500
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	9,700,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	12,982,375
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,468,375
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,150,600
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	2,015,000
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	4,994,450
5,435,000		El Paso Corp	7.750	01/15/32	6,689,583
10,000,000		EP Energy LLC	6.875	05/01/19	10,250,000
11,000,000		EP Energy LLC	9.375	05/01/20	11,508,750
6,030,000		EP Energy LLC	7.750	09/01/22	6,150,600
14,900,000		Exterran Partners LP	6.000	04/01/21	13,708,000
7,500,000		Exterran Partners LP	6.000	10/01/22	6,825,000
2,850,000		Halcon Resources Corp	9.750	07/15/20	2,009,250
13,300,000		Halcon Resources Corp	8.875	05/15/21	9,276,750
6,750,000		Linn Energy LLC	6.500	05/15/19	5,674,219
9,600,000		Linn Energy LLC	6.250	11/01/19	7,584,000
2,000,000		Linn Energy LLC	7.750	02/01/21	1,590,000
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,350,205
7,000,000		MarkWest Energy Partners LP	4.875	12/01/24	7,156,800
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,681,250
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,636,450
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	11,602,500
4,750,000		Parker Drilling Co	7.500	08/01/20	3,835,625
1,900,000		Parker Drilling Co	6.750	07/15/22	1,505,750
4,800,000		Peabody Energy Corp	6.000	11/15/18	3,744,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	3,341,250
9,500,000		Peabody Energy Corp	6.250	11/15/21	5,842,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	1,059,375
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,471,787
11,391,000		Precision Drilling Trust	6.625	11/15/20	10,736,017
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,793,438
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,320,000
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,256,455
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	9,870,000
3,350,000		Rosetta Resources, Inc	5.875	06/01/24	3,115,500
10,913,000		SandRidge Energy, Inc	7.500	03/15/21	6,766,060
5,292,000		SandRidge Energy, Inc	8.125	10/15/22	3,246,642
9,000,000		SM Energy Co	6.500	11/15/21	9,135,000
5,850,000	g	SM Energy Co	6.125	11/15/22	5,820,750
5,795,000		SM Energy Co	6.500	01/01/23	5,910,900
10,250,000	g	Sunoco LP	6.375	04/01/23	10,557,500
8,000,000	g	Targa Resources Partners LP	5.000	01/15/18	8,240,000
4,350,000		Tesoro Corp	5.375	10/01/22	4,545,750
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,944,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,050,000
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	2,070,000
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	6,303,963
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	7,031,500
8,150,000		Whiting Petroleum Corp	5.000	03/15/19	8,007,375
4,000,000		WPX Energy, Inc	6.000	01/15/22	3,720,000
		TOTAL ENERGY			360,290,833
178

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.7%
$12,960,000		Ingles Markets, Inc	5.750%	06/15/23	$13,446,000
9,500,000	g,h	Rite Aid Corp	6.125	04/01/23	9,737,500
		TOTAL FOOD & STAPLES RETAILING			23,183,500

FOOD, BEVERAGE & TOBACCO - 1.1%
5,000,000	g	HJ Heinz Co	4.875	02/15/25	5,418,750
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,221,500
13,335,000		Post Holdings, Inc	7.375	02/15/22	13,801,725
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,894,630
		TOTAL FOOD, BEVERAGE & TOBACCO			32,336,605

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
2,252,000		Biomet, Inc	6.500	08/01/20	2,387,120
13,950,000		CHS/Community Health Systems	8.000	11/15/19	14,821,875
17,275,000		CHS/Community Health Systems	6.875	02/01/22	18,376,281
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,336,465
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,427,500
575,000		HCA Holdings, Inc	6.250	02/15/21	621,690
10,000,000		HCA, Inc	6.500	02/15/20	11,260,000
13,600,000		HCA, Inc	7.500	02/15/22	15,861,000
1,800,000		HCA, Inc	5.875	03/15/22	1,989,000
13,350,000		HCA, Inc	5.375	02/01/25	13,975,781
900,000		HCA, Inc	7.500	11/06/33	972,000
7,125,000		HealthSouth Corp	5.125	03/15/23	7,249,687
4,625,000		HealthSouth Corp	5.750	11/01/24	4,810,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,959,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,740,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,482,937
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,700,055
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	7,098,438
2,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,230,755
13,800,000	g	Tenet Healthcare Corp	5.000	03/01/19	13,696,500
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,637,500
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,711,438
11,000,000		Tenet Healthcare Corp	8.125	04/01/22	12,127,500
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,618,750
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			178,091,272

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,524,000
12,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	12,534,219
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,058,219

INSURANCE - 0.4%
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,531,250
		TOTAL INSURANCE			11,531,250
179

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 5.2%
$2,750,000		ArcelorMittal	6.000%	08/05/20	$2,918,437
4,750,000		ArcelorMittal	6.250	03/01/21	5,046,875
2,750,000		ArcelorMittal	7.000	02/25/22	3,011,250
3,700,000		ArcelorMittal	7.750	10/15/39	3,885,000
5,700,000		ArcelorMittal	7.500	03/01/41	5,928,000
3,700,000	g	Belden, Inc	5.500	09/01/22	3,792,500
10,100,000	g	Cascades, Inc	5.500	07/15/22	10,251,500
15,675,000	g	Cemex SAB de C.V.	6.125	05/05/25	15,827,047
2,000,000		Crown Americas LLC	6.250	02/01/21	2,107,500
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,004,000
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	4,436,250
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,329,750
7,200,000		Hexion US Finance Corp	8.875	02/01/18	6,354,000
18,710,000		Hexion US Finance Corp	6.625	04/15/20	17,119,650
13,200,000		Hexion US Finance Corp	9.000	11/15/20	9,240,000
2,500,000		Lafarge S.A.	7.125	07/15/36	3,250,000
15,000,000	g	Owens-Brockway Glass Container, Inc	5.000	01/15/22	15,279,750
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,913,428
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,235,000
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,780,000
7,000,000	g	Sealed Air Corp	4.875	12/01/22	7,140,000
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,685,469
650,000		Steel Dynamics, Inc	6.375	08/15/22	693,875
11,940,000		Tronox Finance LLC	6.375	08/15/20	11,671,350
		TOTAL MATERIALS			155,900,631

MEDIA - 8.2%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	1,998,375
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,781,250
12,345,000		Cablevision Systems Corp	5.875	09/15/22	12,931,387
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,383,750
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,094,750
4,750,000		CCO Holdings LLC	5.750	01/15/24	4,963,750
12,850,000		CCOH Safari LLC	5.500	12/01/22	13,139,125
13,325,000		CCOH Safari LLC	5.750	12/01/24	13,724,750
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,072,500
5,000,000		Cinemark USA, Inc	4.875	06/01/23	4,975,000
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	972,900
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,798,275
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,085,375
6,250,000		DISH DBS Corp	6.750	06/01/21	6,656,250
5,000,000		DISH DBS Corp	5.875	07/15/22	5,081,250
8,780,000		DISH DBS Corp	5.000	03/15/23	8,536,794
4,150,000		DISH DBS Corp	5.875	11/15/24	4,155,187
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,428,000
2,275,000	g	Gannett Co, Inc	5.500	09/15/24	2,380,219
4,275,000		Lamar Media Corp	5.875	02/01/22	4,499,438
8,000,000		Nielsen Finance LLC	4.500	10/01/20	8,140,000
15,950,000	g	Nielsen Finance LLC	5.000	04/15/22	16,049,688
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,255,000
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,975,000
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,309,375
180

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,350,000	g	Outfront Media Capital LLC	5.625%	02/15/24	$1,414,125
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,499,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,706,500
4,000,000		Regal Entertainment Group	5.750	02/01/25	4,000,000
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,884,500
10,638,000		Starz LLC	5.000	09/15/19	10,930,545
9,250,000	g	Time, Inc	5.750	04/15/22	9,041,875
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,543,527
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,137,500
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,395,960
10,000,000	g	Univision Communications, Inc	5.125	02/15/25	10,212,500
7,834,000		Visant Corp	10.000	10/01/17	7,011,430
		TOTAL MEDIA			244,164,850

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
3,325,000	g	Endo Finance LLC	6.000	02/01/25	3,408,125
3,389,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	3,533,033
1,250,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	12/15/20	1,303,125
2,577,000	g	Endo Finance LLC & Endo Finco, Inc	7.250	01/15/22	2,734,841
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,087,500
13,950,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,490,978
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	7,976,505
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,985,500
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,486,750
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,575,000
9,400,000	g	VRX Escrow Corp	5.875	05/15/23	9,635,000
12,475,000	g	VRX Escrow Corp	6.125	04/15/25	12,927,219
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			73,143,576

RETAILING - 1.8%
8,525,000		Asbury Automotive Group, Inc	6.000	12/15/24	8,844,687
1,500,000	g	Family Tree Escrow LLC	5.250	03/01/20	1,571,250
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,612,000
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	7,634,375
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,099,688
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,175,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,160,937
14,570,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	15,334,925
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	5,150,000
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,450,000
		TOTAL RETAILING			53,032,862

SOFTWARE & SERVICES - 2.5%
12,485,000	g	Audatex North America, Inc	6.000	06/15/21	13,202,887
3,900,000	g	Audatex North America, Inc	6.125	11/01/23	4,124,250
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	11,506,125
2,850,000	g	Boxer Parent Co, Inc	9.000	10/15/19	2,351,250
2,975,000		Equinix, Inc	4.875	04/01/20	3,071,687
5,625,000		Equinix, Inc	5.375	01/01/22	5,864,062
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,082,500
4,750,000	g,o	Infor Software Parent LLC	7.125	05/01/21	4,703,973
6,350,000		NCR Corp	5.875	12/15/21	6,619,875
181

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	Nielsen Co Luxembourg SARL	5.500%	10/01/21	$3,097,500
5,000,000	g	Open Text Corp	5.625	01/15/23	5,187,500
10,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	10,453,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,115,000
		TOTAL SOFTWARE & SERVICES			74,379,609

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
5,000,000		International Game Technology	7.500	06/15/19	5,334,280
4,750,000	g	NXP Funding LLC	5.750	02/15/21	5,023,125
1,500,000		Scientific Games Corp	8.125	09/15/18	1,350,000
4,000,000		Scientific Games International, Inc	6.250	09/01/20	2,980,000
16,000,000	g	Scientific Games International, Inc	10.000	12/01/22	15,000,000
8,725,000	g	Zebra Technologies Corp	7.250	10/15/22	9,401,187
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			39,088,592

TELECOMMUNICATION SERVICES - 10.0%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,767,187
10,050,000	g	Altice Financing S.A.	6.625	02/15/23	10,351,500
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,100,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,472,500
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,601,125
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,817,969
3,300,000		CenturyLink, Inc	7.650	03/15/42	3,374,250
3,200,000		Citizens Communications Co	7.125	03/15/19	3,480,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,942,500
10,550,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	10,813,750
3,500,000	g	CommScope Holding Co, Inc	5.000	06/15/21	3,495,625
9,400,000		Frontier Communications Corp	8.500	04/15/20	10,551,500
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,297,562
10,250,000	g	GCI, Inc	6.875	04/15/25	10,326,875
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,109,500
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,180,000
3,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,882,250
6,300,000		Intelsat Luxembourg S.A.	6.750	06/01/18	6,158,250
14,000,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	12,215,000
674,000	g	Lynx I Corp	5.375	04/15/21	706,857
3,800,000	g	Lynx II Corp	6.375	04/15/23	4,047,000
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,052,185
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,575,798
6,800,000		Sprint Capital Corp	8.750	03/15/32	7,038,000
12,825,000		Sprint Corp	7.250	09/15/21	12,889,125
4,500,000		Sprint Corp	7.125	06/15/24	4,410,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,163,750
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,445,313
8,125,000		Sprint Nextel Corp	6.000	11/15/22	7,718,750
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	3,049,500
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,942,625
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,545,625
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,741,750
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,998,375
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,898,438
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,420,250
182

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$525,000		T-Mobile USA, Inc	6.836%	04/28/23	$552,562
12,925,000		T-Mobile USA, Inc	6.500	01/15/24	13,506,625
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,171,705
12,750,000	g,h	UPCB FINANCE IV Ltd	5.375	01/15/25	12,750,000
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	3,176,250
9,375,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	9,398,438
4,750,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	4,928,125
14,250,000		Windstream Corp	7.750	10/01/21	14,193,000
2,000,000		Windstream Corp	7.500	04/01/23	1,910,000
1,925,000		Windstream Corp	6.375	08/01/23	1,735,984
		TOTAL TELECOMMUNICATION SERVICES			297,903,373

TRANSPORTATION - 3.1%
16,800,000	g	American Airlines Group, Inc	4.625	03/01/20	16,453,500
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,252,500
5,250,000	g	Bombardier, Inc	5.500	09/15/18	5,243,438
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,255,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,224,375
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,394,625
14,800,000	g	Bombardier, Inc	7.500	03/15/25	14,605,750
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,398,750
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	14,022,400
12,000,000	g	KLX, Inc	5.875	12/01/22	11,970,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,171,875
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,016,000
		TOTAL TRANSPORTATION			93,008,213

UTILITIES - 7.5%
11,145,000		AES Corp	7.375	07/01/21	12,482,400
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,290,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,187,500
4,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	4,974,000
10,330,000	g	Calpine Corp	7.875	01/15/23	11,416,716
9,210,000	g	Cleopatra Finance Ltd	5.625	02/15/20	8,998,170
8,035,000	g	Cleopatra Finance Ltd	6.250	02/15/22	7,854,212
9,035,000	g	Cleopatra Finance Ltd	6.500	02/15/25	8,718,775
8,750,000	g	Dynegy Finance I, Inc	6.750	11/01/19	9,056,250
5,000,000	g	Dynegy Finance I, Inc	7.375	11/01/22	5,256,250
5,000,000	g	Dynegy Finance I, Inc	7.625	11/01/24	5,237,500
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	6,060,000
10,100,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	10,175,750
11,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	11,846,250
6,580,000		Ferrellgas LP	6.500	05/01/21	6,629,350
11,000,000		Ferrellgas LP	6.750	01/15/22	11,191,400
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	14,323,872
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,176,250
6,320,000		NRG Energy, Inc	7.875	05/15/21	6,794,000
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,143,750
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,986,250
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,052,500
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,376,675
2,750,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	2,739,688
183

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$18,100,000	g	Sabine Pass Liquefaction LLC	5.625%	03/01/25	$17,873,750
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,705,575
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,501,775
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,404,000
		TOTAL UTILITIES			221,452,608

		TOTAL CORPORATE BONDS			2,437,530,166
		(Cost $2,439,552,962)

		TOTAL BONDS			2,437,530,166
		(Cost $2,439,552,962)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/30/49	4,511,295
		TOTAL BANKS			4,511,295
		TOTAL PREFERRED STOCKS			4,511,295
		(Cost $4,500,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.7%
GOVERNMENT AGENCY DEBT - 3.2%
$50,000,000	l	Federal Home Loan Bank (FHLB)	0.070	05/04/15	49,998,050
20,000,000		FHLB	0.057	05/08/15	19,999,140
20,000,000		FHLB	0.067	06/03/15	19,997,860
4,400,000		Federal Home Loan Mortgage Corp (FHLMC)	0.037	04/22/15	4,399,899
		TOTAL GOVERNMENT AGENCY DEBT			94,394,949

TREASURY DEBT - 3.5%
7,100,000		United States Treasury Bill	0.030	04/09/15	7,099,965
17,000,000	l	United States Treasury Bill	0.050	04/23/15	16,999,813
80,000,000	l	United States Treasury Bill	0.065-0.067	08/13/15	79,984,400
		TOTAL TREASURY DEBT			104,084,178

		TOTAL SHORT-TERM INVESTMENTS			198,479,127
		(Cost $198,472,989)

		TOTAL INVESTMENTS - 100.1%			2,977,285,447
		(Cost $2,982,313,138)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(1,598,185)
		NET ASSETS - 100.0%			$2,975,687,262

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $1,015,091,847 or 34.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
o	Payment in Kind Bond
184

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 96.6%

U.S. TREASURY SECURITIES - 96.6%
$5,000,000		United States Treasury Bond	3.625%	02/15/44	$6,117,580
8,000,000		United States Treasury Bond	3.000	11/15/44	8,766,872
8,000,000		United States Treasury Bond	2.500	02/15/45	7,931,248
27,710,810	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	28,423,061
81,425,842	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	82,259,154
42,064,115	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	44,190,330
38,629,833	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	40,932,518
98,525,962	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	100,311,745
30,966,858	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	33,628,088
30,758,720	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,770,064
92,420,938	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	94,305,493
31,787,918	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,020,510
30,915,814	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,036,394
67,832,720	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	69,109,874
34,933,610	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,517,030
41,343,727	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,690,005
63,871,181	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	69,240,321
70,609,531	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,800,461
69,414,508	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	72,765,910
73,336,223	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,966,474
101,644,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	102,739,824
66,834,900	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	67,127,303
55,242,000	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	56,661,885
61,859,298	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	64,473,843
54,142,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	54,158,892
32,566,380	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	32,815,708
56,860,794	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	68,952,583
40,107,070	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	47,545,688
32,463,233	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	40,071,803
34,616,949	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	40,545,102
33,331,632	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	47,047,065
35,045,253	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,794,948
35,529,188	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	52,208,472
10,836,441	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	15,913,487
15,684,124	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	20,962,805
26,435,305	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	35,679,414
44,170,588	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	44,729,611
45,750,150	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	44,899,472
49,143,570	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	57,851,221
25,808,120	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/45	26,285,983
		TOTAL U.S. TREASURY SECURITIES			1,957,248,241

		TOTAL GOVERNMENT BONDS			1,957,248,241
		(Cost $1,864,679,652)
185

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 1.6%
$12,000,000	Federal Home Loan Bank (FHLB)	0.050%	04/08/15	$11,999,904
10,000,000	FHLB	0.050	04/29/15	9,999,690
5,000,000	FHLB	0.067	06/03/15	4,999,465
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.037	04/22/15	4,999,885
	TOTAL GOVERNMENT AGENCY DEBT			31,998,944

TREASURY DEBT - 1.2%
19,300,000	United States Treasury Bill	0.030	04/09/15	19,299,903
5,400,000	United States Treasury Bill	0.103	07/23/15	5,399,282
	TOTAL TREASURY DEBT			24,699,185

	TOTAL SHORT-TERM INVESTMENTS			56,698,129
	(Cost $56,696,934)

	TOTAL INVESTMENTS - 99.4%			2,013,946,370
	(Cost $1,921,376,586)
	OTHER ASSETS & LIABILITIES, NET - 0.6%			12,687,128
	NET ASSETS - 100.0%			$2,026,633,498

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
186

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

CAPITAL GOODS - 0.2%
$1,994,898	i	TransDigm, Inc	3.750%	02/28/20	$1,990,170
		TOTAL CAPITAL GOODS			1,990,170

CONSUMER DURABLES & APPAREL - 0.2%
992,500	i	Libbey Glass, Inc	3.750	04/09/21	986,297
2,328,106	i	PVH Corp	3.250	02/13/20	2,340,468
		TOTAL CONSUMER DURABLES & APPAREL			3,326,765

CONSUMER SERVICES - 0.7%
873,000	i	ARAMARK Corp	3.250	09/07/19	873,908
2,910,000	i	Hilton Worldwide	3.500	10/26/20	2,912,648
1,204,115	h,i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	1,206,752
2,992,347	i	MGM Resorts International	3.500	12/20/19	2,981,754
1,852,349	h,i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,851,349
		TOTAL CONSUMER SERVICES			9,826,411

DIVERSIFIED FINANCIALS - 0.2%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	2,002,000
		TOTAL DIVERSIFIED FINANCIALS			2,002,000

FOOD, BEVERAGE & TOBACCO - 0.1%
1,227,558	i	HJ Heinz Co	3.000	06/07/19	1,228,013
		TOTAL FOOD, BEVERAGE & TOBACCO			1,228,013

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
900,067	i	Capsugel Holdings US, Inc	3.500	08/01/18	898,266
2,000,000	h,i	CHS/Community Health Systems	3.428	12/31/18	1,999,380
197,500	i	CHS/Community Health Systems	4.250	01/27/21	198,418
2,992,462	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,996,562
997,468	i	HCA, Inc	2.928	03/31/17	997,349
1,994,937	i	HCA, Inc	3.025	05/01/18	1,994,937
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,084,912

MEDIA - 0.7%
2,992,366	h,i	AMC Entertainment, Inc	3.500	04/30/20	2,987,010
3,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,992,500
864,490	i	CSC Holdings LLC	2.678	04/17/20	860,167
1,386,148	i	Nielsen Finance LLC	3.175	04/15/21	1,385,372
293,944	i	Univision Communications, Inc	4.000	03/01/20	293,209
997,380	i	Univision Communications, Inc	4.000	03/01/20	995,066
		TOTAL MEDIA			9,513,324
187

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$197,202	i	Valeant Pharmaceuticals International, Inc	4.000%	03/11/22	$199,025
151,048	i	Valeant Pharmaceuticals International, Inc	4.000	03/13/22	152,445
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			351,470

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
2,599,229	i	Avago Technologies Ltd	3.750	05/06/21	2,602,972
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,602,972

SOFTWARE & SERVICES - 0.2%
2,992,443	i	IMS Health, Inc	3.500	03/17/21	2,979,157
		TOTAL SOFTWARE & SERVICES			2,979,157

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
1,994,949	i	GXS Group, Inc	3.250	01/16/21	2,000,436
2,984,886	i	NXP BV	3.250	01/11/20	2,969,962
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,970,398

TELECOMMUNICATION SERVICES - 0.2%
2,992,424	h,i	Crown Castle Operating Co	3.000	01/31/21	2,982,938
		TOTAL TELECOMMUNICATION SERVICES			2,982,938

		TOTAL BANK LOAN OBLIGATIONS			50,858,530
		(Cost $50,882,028)

BONDS - 95.7%

CORPORATE BONDS - 40.5%

BANKS - 14.0%
535,000	g	Banco de Credito del Peru	2.750	01/09/18	538,745
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	508,500
1,925,000	g	Banco del Estado de Chile	2.000	11/09/17	1,934,354
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	796,316
2,675,000		Bank of America Corp	3.750	07/12/16	2,756,989
9,350,000		Bank of America Corp	2.000	01/11/18	9,419,227
10,000,000		Bank of America NA	1.650	03/26/18	10,023,380
15,000,000		Bank of Nova Scotia	2.125	09/11/19	15,240,390
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,018,163
3,000,000		Barclays plc	2.000	03/16/18	3,016,245
1,000,000		BB&T Corp	3.200	03/15/16	1,020,986
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,586,187
5,000,000		Branch Banking & Trust Co	1.350	10/01/17	5,012,065
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,833,980
1,500,000		Capital One NA	1.650	02/05/18	1,494,252
6,750,000		Citigroup, Inc	1.300	11/15/16	6,759,949
2,000,000		Citigroup, Inc	1.800	02/05/18	2,003,882
3,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,034,014
3,000,000		Deutsche Bank AG.	1.875	02/13/18	3,007,938
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,763,387
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,505,025
1,000,000		First Horizon National Corp	5.375	12/15/15	1,025,792
188

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,700,000		HSBC USA, Inc	1.625%	01/16/18	$3,702,560
5,000,000		HSBC USA, Inc	1.700	03/05/18	5,008,600
5,000,000		Huntington National Bank	1.300	11/20/16	5,004,285
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	10,001,000
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	3,010,605
5,000,000		JPMorgan Chase & Co	1.700	03/01/18	5,019,350
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,547,200
5,000,000	g	National Australia Bank Ltd	2.125	09/09/19	5,075,890
2,000,000		PNC Bank NA	1.125	01/27/17	2,006,460
5,000,000		PNC Bank NA	1.500	02/23/18	5,017,890
2,000,000		Royal Bank of Canada	1.200	01/23/17	2,011,846
15,000,000		Royal Bank of Canada	1.875	02/05/20	15,028,020
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	11,003,003
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,962,824
1,800,000	g	State Bank of India	4.125	08/01/17	1,884,843
300,000	g	State Bank of India	3.250	04/18/18	306,948
1,000,000		SunTrust Bank	1.350	02/15/17	1,003,000
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,032,304
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	5,037,400
9,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	9,036,207
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	502,500
500,000		Union Bank NA	2.125	06/16/17	507,254
1,000,000		US Bancorp	3.125	04/01/15	1,000,000
500,000		US Bancorp	1.650	05/15/17	506,782
5,000,000		US Bank NA	1.100	01/30/17	5,014,915
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,008,637
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,695,842
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,051,995
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,258,125
		TOTAL BANKS			200,546,051

CAPITAL GOODS - 2.1%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,015,594
475,000		Caterpillar, Inc	1.500	06/26/17	481,129
2,000,000		Eaton Corp	1.500	11/02/17	2,007,202
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,010,350
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,477,876
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,020,957
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,009,950
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,939,232
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,982,398
500,000		United Technologies Corp	1.800	06/01/17	509,119
		TOTAL CAPITAL GOODS			30,453,807

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
4,400,000		Air Lease Corp	2.125	01/15/18	4,378,000
3,000,000	g	Daimler Finance North America LLC	1.650	03/02/18	3,016,218
2,000,000	g	HPHT Finance 15 Ltd	2.250	03/17/18	2,006,462
1,000,000		Synchrony Financial	1.875	08/15/17	1,000,634
1,000,000		Waste Management, Inc	2.600	09/01/16	1,018,189
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			11,419,503
189

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.4%
$1,000,000	g	SABMiller Holdings, Inc	2.450%	01/15/17	$1,021,578
5,000,000		Walt Disney Co	0.875	05/30/17	4,997,720
		TOTAL CONSUMER SERVICES			6,019,298

DIVERSIFIED FINANCIALS - 7.1%
550,000		American Express Centurion Bank	0.875	11/13/15	551,062
500,000		American Express Centurion Bank	6.000	09/13/17	554,744
1,150,000		American Express Credit Corp	1.750	06/12/15	1,152,331
1,000,000		American Express Credit Corp	1.300	07/29/16	1,005,642
1,000,000		American Express Credit Corp	2.800	09/19/16	1,027,991
3,000,000		American Express Credit Corp	1.550	09/22/17	3,021,858
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	152,781
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,006,231
825,000		BlackRock, Inc	1.375	06/01/15	826,227
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,001,490
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,095,920
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,402,866
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,758,613
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,348,829
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	916,055
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,996,780
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,009,093
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,050,850
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,051,720
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,337,802
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,377,328
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,213,300
1,000,000	g	Hyundai Capital America	2.600	03/19/20	1,010,600
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,037,251
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,084,969
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	313,132
200,000		International Lease Finance Corp	5.750	05/15/16	207,900
200,000		International Lease Finance Corp	3.875	04/15/18	203,000
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,013,422
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,381,125
1,800,000		Morgan Stanley	1.750	02/25/16	1,811,610
3,300,000		Morgan Stanley	1.875	01/05/18	3,322,103
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,004,169
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,451,292
1,675,000		State Street Corp	1.350	05/15/18	1,679,109
410,000		Toyota Motor Credit Corp	1.250	10/05/17	411,138
2,000,000		UBS AG.	1.375	08/14/17	1,999,900
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,019,788
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,005,256
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,059,499
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,574,988
5,000,000		Wells Fargo & Co	1.400	09/08/17	5,021,170
		TOTAL DIVERSIFIED FINANCIALS			102,470,934

ENERGY - 2.3%
250,000		Apache Corp	1.750	04/15/17	251,956
190

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Ashland, Inc	3.000%	03/15/16	$1,010,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,592,568
2,000,000		Chevron Corp	1.104	12/05/17	2,001,370
5,000,000		Chevron Corp	1.365	03/02/18	5,023,595
3,800,000		Ecopetrol S.A.	4.250	09/18/18	3,980,500
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,154,149
5,000,000		Exxon Mobil Corp	1.305	03/06/18	5,027,300
1,500,000		Exxon Mobil Corp	1.912	03/06/20	1,514,572
375,000		Exxon Mobil Corp	2.709	03/06/25	378,822
350,000		Marathon Petroleum Corp	3.500	03/01/16	357,617
375,000		Noble Holding International Ltd	3.450	08/01/15	376,579
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,525,916
350,000		Noble Holding International Ltd	4.000	03/16/18	351,886
500,000		Occidental Petroleum Corp	2.500	02/01/16	507,434
500,000	i	Petrobras Global Finance BV	1.881	05/20/16	472,550
575,000		Petrobras Global Finance BV	3.250	03/17/17	530,438
725,000		Petrobras International Finance Co	3.875	01/27/16	711,138
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,522,000
625,000		Southwestern Energy Co	3.300	01/23/18	636,898
750,000		Statoil ASA	1.200	01/17/18	747,769
1,000,000		Tesoro Corp	4.250	10/01/17	1,040,000
750,000		Total Capital International S.A.	1.500	02/17/17	759,176
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,059,700
		TOTAL ENERGY			33,533,933

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,078,601
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,006,501
		TOTAL FOOD & STAPLES RETAILING			2,085,102

FOOD, BEVERAGE & TOBACCO - 0.7%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,010,672
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	509,892
600,000		Coca-Cola Co	1.800	09/01/16	610,194
2,000,000		Diageo Capital plc	1.125	04/29/18	1,988,374
1,650,000		General Mills, Inc	0.875	01/29/16	1,653,947
1,650,000	g	JM Smucker Co	1.750	03/15/18	1,656,650
200,000		Mondelez International, Inc	4.125	02/09/16	205,377
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,028,422
		TOTAL FOOD, BEVERAGE & TOBACCO			9,663,528

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,001,532
200,000		Becton Dickinson & Co	1.750	11/08/16	202,162
3,300,000		CareFusion Corp	1.450	05/15/17	3,301,947
500,000		Covidien International Finance S.A.	1.350	05/29/15	500,695
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,020,000
1,000,000		McKesson Corp	1.292	03/10/17	1,000,866
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,008,522
6,175,000	g	Medtronic, Inc	1.500	03/15/18	6,204,436
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	245,469
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,250,918
191

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Zimmer Holdings, Inc	2.000%	04/01/18	$5,039,215
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,775,762

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,030,932
375,000		Ecolab, Inc	1.450	12/08/17	374,832
2,500,000		Ecolab, Inc	1.550	01/12/18	2,499,367
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,905,131

INSURANCE - 0.4%
750,000		Aetna, Inc	1.500	11/15/17	753,490
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	718,641
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	2,010,842
400,000		Principal Financial Group, Inc	1.850	11/15/17	403,392
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,093
425,000		UnitedHealth Group, Inc	1.400	10/15/17	429,048
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,538,928
		TOTAL INSURANCE			6,405,434

MATERIALS - 0.7%
675,000		ArcelorMittal	4.500	08/05/15	680,062
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	1,032,500
300,000		Corning, Inc	1.450	11/15/17	301,256
5,000,000		Monsanto Co	1.150	06/30/17	5,019,050
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,783
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,752,238
1,000,000		Teck Resources Ltd	2.500	02/01/18	996,224
		TOTAL MATERIALS			10,291,113

MEDIA - 0.5%
2,000,000		DIRECTV Holdings LLC	3.500	03/01/16	2,043,860
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	628,960
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,002,205
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,054,400
250,000		Time Warner, Inc	3.150	07/15/15	251,901
1,000,000		Viacom, Inc	3.500	04/01/17	1,038,118
		TOTAL MEDIA			7,019,444

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,502,172
1,200,000		AbbVie, Inc	1.750	11/06/17	1,204,018
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,424,024
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,952,147
450,000		Actavis Funding SCS	3.000	03/12/20	461,010
700,000		Actavis Funding SCS	3.800	03/15/25	721,837
1,000,000		Amgen, Inc	1.250	05/22/17	999,025
600,000		Johnson & Johnson	2.150	05/15/16	611,349
120,000		Life Technologies Corp	3.500	01/15/16	122,352
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,014,155
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,169,533
3,275,000		Perrigo Co plc	1.300	11/08/16	3,272,580
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			20,454,202
192

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
REAL ESTATE - 0.6%
$1,560,000		Camden Property Trust	5.000%	06/15/15	$1,573,336
1,410,000		DDR Corp	5.500	05/01/15	1,414,566
304,000		Kimco Realty Corp	5.783	03/15/16	317,370
3,950,000		Select Income REIT	2.850	02/01/18	3,983,271
655,000		Ventas Realty LP	3.125	11/30/15	664,293
1,000,000		Ventas Realty LP	1.250	04/17/17	997,664
		TOTAL REAL ESTATE			8,950,500

RETAILING - 0.2%
2,750,000		Home Depot, Inc	2.250	09/10/18	2,840,340
		TOTAL RETAILING			2,840,340

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	999,508
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			999,508

SOFTWARE & SERVICES - 0.3%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,501,000
1,050,000		Oracle Corp	1.200	10/15/17	1,052,686
1,000,000		Xerox Corp	2.950	03/15/17	1,029,642
		TOTAL SOFTWARE & SERVICES			4,583,328

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
5,000,000		Amphenol Corp	1.550	09/15/17	5,013,405
2,000,000		Apple, Inc	1.050	05/05/17	2,011,246
3,000,000		Apple, Inc	1.000	05/03/18	2,982,012
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,041
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,006,296
3,000,000		General Electric Co	0.850	10/09/15	3,009,420
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,138,475
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,038,983
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,918,172
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	483,857
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,853,907

TELECOMMUNICATION SERVICES - 1.8%
1,980,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	1,984,819
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,000,344
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,016,390
667,000		AT&T, Inc	2.500	08/15/15	671,490
1,330,000		AT&T, Inc	1.400	12/01/17	1,322,700
1,825,000		British Telecommunications plc	1.625	06/28/16	1,838,315
1,000,000		France Telecom S.A.	2.125	09/16/15	1,005,486
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,025,386
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	655,125
750,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	741,562
193

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Verizon Communications, Inc	0.700%	11/02/15	$3,000,084
5,000,000		Verizon Communications, Inc	1.350	06/09/17	5,002,435
6,090,000		Verizon Communications, Inc	2.625	02/21/20	6,199,961
		TOTAL TELECOMMUNICATION SERVICES			25,464,097

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	352,922
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,009,324
890,000	g	Transnet Ltd	4.500	02/10/16	912,210
		TOTAL TRANSPORTATION			4,274,456

UTILITIES - 3.1%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,162,036
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,998,805
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,001,073
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,033,026
2,000,000		Dominion Resources, Inc	1.400	09/15/17	2,002,056
1,000,000		Duke Energy Corp	2.100	06/15/18	1,018,963
2,000,000	g	Electricite de France	1.150	01/20/17	2,007,002
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,913,118
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	585,750
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,764,934
600,000		Kinder Morgan, Inc	2.000	12/01/17	598,983
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,545,570
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,009,643
4,225,000		Northeast Utilities	1.600	01/15/18	4,233,074
1,500,000		Northeast Utilities	1.450	05/01/18	1,489,395
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,941,327
500,000		Pepco Holdings, Inc	2.700	10/01/15	503,974
2,000,000		Sempra Energy	2.300	04/01/17	2,039,682
2,500,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	2,547,167
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,471,918
5,000,000		Xcel Energy, Inc	0.750	05/09/16	5,000,700
		TOTAL UTILITIES			44,868,196

		TOTAL CORPORATE BONDS			580,877,574
		(Cost $577,424,634)

GOVERNMENT BONDS - 24.1%

AGENCY SECURITIES - 3.3%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	12,005,724
5,000,000		FHLB	0.625	12/28/16	5,005,415
14,000,000		FHLB	0.875	05/24/17	14,052,892
8,155,004	g	Hospital for Special Surgery	3.500	01/01/23	8,452,743
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,042,306
2,000,000		PEFCO	2.250	03/15/20	2,044,734
		TOTAL AGENCY SECURITIES			47,603,814
194

TIAA-CREF FUNDS - Short-Term Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 6.0%
	$1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125%	01/30/17	$1,006,709
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,071,875
	2,000,000	g	Export-Import Bank of China	2.500	07/31/19	2,026,880
	225,000		Export-Import Bank of Korea	4.125	09/09/15	228,259
	1,450,000		Export-Import Bank of Korea	1.250	11/20/15	1,454,186
	500,000		Export-Import Bank of Korea	3.750	10/20/16	518,997
	4,925,000		Export-Import Bank of Korea	1.750	02/27/18	4,919,903
	2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,112,510
EUR	5,900,000	g	Hellenic Republic Government Bond	4.750	04/17/19	4,193,242
	$500,000		Hungary Government International Bond	4.125	02/19/18	522,700
	350,000		Hungary Government International Bond	4.000	03/25/19	365,053
	1,250,000		Hydro-Quebec	7.500	04/01/16	1,330,237
	1,000,000		Hydro-Quebec	1.375	06/19/17	1,009,384
	2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,081,020
	2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,601,075
	20,000,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	20,002,480
	2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,341,354
	5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,020,495
	1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,703,883
	2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,496,195
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,020,215
	2,500,000		Korea Development Bank	1.000	01/22/16	2,503,997
	2,000,000		Korea Development Bank	1.500	01/22/18	1,988,100
	410,000	g	Korea Housing Finance Corp	3.500	12/15/16	424,295
	410,000	g	Korea Housing Finance Corp	1.625	09/15/18	404,207
	5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,489,300
	400,000	g	Lithuania Government International Bond	5.125	09/14/17	434,100
	1,000,000		Mexico Government International Bond	5.625	01/15/17	1,072,500
	300,000	g	Municipality Finance plc	1.750	05/21/19	304,026
	3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,142,344
	1,500,000	g	Republic of Latvia	5.250	02/22/17	1,609,807
	1,000,000		Republic of Turkey	7.500	07/14/17	1,112,600
	625,000	g	Slovenia Government International Bond	4.125	02/18/19	660,776
	2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,674,250
	3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,520,855
	1,000,000		Turkey Government International Bond	7.000	09/26/16	1,079,020
			TOTAL FOREIGN GOVERNMENT BONDS			85,446,829

MORTGAGE BACKED - 1.7%
	12,366		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	12,908
	77,323		FGLMC	5.500	01/01/19	81,516
	81,746		FGLMC	5.500	01/01/19	86,453
	1,182,697		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,196,764
	1,914,484		FNMA	2.690	10/01/17	1,981,162
	2,709,380		FNMA	3.000	11/01/24	2,850,925
	6,699,139		FNMA	2.000	05/25/25	6,803,070
	64,814		FNMA	4.500	10/25/28	64,846
	3,754,191		FNMA	4.000	02/25/44	4,010,685
	2,348,812		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,391,634
	150,978		GNMA	1.864	08/16/31	151,215
	2,000,000		GNMA	2.610	04/16/35	2,012,428
	1,501,489		GNMA	2.176	05/16/39	1,508,354
195

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,869,050		GNMA	2.120%	05/16/40	$1,887,876
		TOTAL MORTGAGE BACKED			25,039,836

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,031,000
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	519,020
		TOTAL MUNICIPAL BONDS			5,550,020

U.S. TREASURY SECURITIES - 12.7%
10,291,100	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,477,626
6,025,000	d	United States Treasury Note	0.375	05/31/16	6,026,410
35,790,000	d	United States Treasury Note	0.500	06/15/16	35,845,904
26,315,000	d	United States Treasury Note	0.625	08/15/16	26,388,998
15,000,000		United States Treasury Note	0.625	12/31/16	15,035,160
31,455,000		United States Treasury Note	0.625	02/15/17	31,501,679
2,142,000		United States Treasury Note	0.500	02/28/17	2,140,327
2,520,000		United States Treasury Note	0.500	03/31/17	2,516,653
7,550,000		United States Treasury Note	1.000	12/15/17	7,590,106
600		United States Treasury Note	0.875	01/31/18	601
15,957,000		United States Treasury Note	1.000	03/15/18	16,013,105
10,000,000		United States Treasury Note	4.000	08/15/18	11,001,560
5,000,000		United States Treasury Note	1.375	09/30/18	5,052,345
9,042,000		United States Treasury Note	1.375	03/31/20	9,043,410
3,975,000		United States Treasury Note	2.000	02/15/25	4,000,154
		TOTAL U.S. TREASURY SECURITIES			182,634,038

		TOTAL GOVERNMENT BONDS			346,274,537
		(Cost $348,214,391)

STRUCTURED ASSETS - 31.1%

ASSET BACKED - 19.9%
230,520	i	Aames Mortgage Trust	6.896	06/25/32	223,270
		Series - 2002 1 (Class A3)
70,046	i	Accredited Mortgage Loan Trust	0.410	09/25/35	69,833
		Series - 2005 3 (Class A1)
370,019	i	ACE Securities Corp Home Equity Loan Trust	0.664	08/25/35	364,526
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,034,610
		Series - 2011 5A (Class A)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,301,666
		Series - 2011 5 (Class B)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,004,090
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,008,474
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,003,542
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,204,826
		Series - 2012 2 (Class C)
131,325		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	131,371
		Series - 2011 5 (Class B)
196

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$55,677	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$1
		Series - 2006 WMC1 (Class N1)
188,333	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	189,203
		Series - 2010 3A (Class B)
2,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	2,507,032
		Series - 2012 1A (Class A)
4,666,667	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	4,678,515
		Series - 2012 1A (Class B)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	457,742
		Series - 2010 5A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	3,063,510
		Series - 2011 3A (Class C)
6,000,000	g	Bank of The West Auto Trust 2014-	1.090	03/15/19	6,001,830
		Series - 2014 1 (Class A3)
236,226	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	234,070
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,015,618
		Series - 2010 2A (Class A1)
5,225,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,318,256
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,111,023
		Series - 2012 1A (Class A1)
10,000,000		California Republic Auto Receivables Trust	0.880	12/15/17	10,005,140
		Series - 2015 1 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,497,532
		Series - 2013 1 (Class B)
10,000,000		Capital Auto Receivables Asset Trust	1.690	10/22/18	10,001,730
		Series - 2014 1 (Class A4)
1,077,667	g	Capital Automotive REIT	5.610	11/15/39	1,181,139
		Series - 2011 1A (Class A)
7,870,000		CarMax Auto Owner Trust	1.730	02/15/18	7,950,785
		Series - 2012 2 (Class B)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,805,532
		Series - 2012 2 (Class C)
6,572,140	i,m	CCR, Inc	0.620	07/10/17	6,411,813
		Series - 2010 CX (Class C)
34,426		Centex Home Equity	5.540	01/25/32	34,370
		Series - 2002 A (Class AF6)
256,846	i	Centex Home Equity	0.819	03/25/34	238,680
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	233,082
		Series - 2004 2 (Class 1M2)
4,986,618		CNH Equipment Trust	1.550	11/15/17	5,006,898
		Series - 2011 C (Class A4)
8,586,897	i	Connecticut Avenue Securities	1.124	05/25/24	8,564,400
		Series - 2014 C02 (Class 1M1)
12,323,923	i	Connecticut Avenue Securities	1.674	02/25/25	12,408,342
		Series - 2015 C01 (Class 1M1)
307,355	i	Credit-Based Asset Servicing and Securitization LLC	4.241	08/25/35	309,219
		Series - 2005 CB5 (Class AF2)
104,880	i	CSMC Trust	0.484	11/25/35	104,528
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	5,045,690
		Series - 2013 AA (Class B)
11,800,000	g	DB Master Finance LLC	3.262	02/20/45	11,912,761
		Series - 2015 1A (Class A2I)
197

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,898,750	g	Dominos Pizza Master Issuer LLC	5.216%	01/25/42	$3,013,749
		Series - 2012 1A (Class A2)
4,375,001		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	4,434,348
		Series - 2011 A (Class A1)
4,089,531		Fifth Third Auto Trust	0.450	04/17/17	4,087,817
		Series - 2014 2 (Class A2A)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,999,910
		Series - 2013 A (Class B)
4,250,000		Ford Credit Auto Owner Trust	1.360	10/15/18	4,266,447
		Series - 2013 A (Class C)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,001,854
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,358,290
		Series - 2014 2 (Class B)
500,000		Ford Credit Floorplan Master Owner Trust	1.140	06/15/17	500,691
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust	1.740	06/15/17	1,502,187
		Series - 2013 3 (Class D)
5,475,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	5,482,599
		Series - 2013 1 (Class B)
6,005,000		Ford Credit Floorplan Master Owner Trust	1.370	01/15/18	6,020,547
		Series - 2013 1 (Class C)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,804,437
		Series - 2012 5 (Class A)
1,000,000		Ford Credit Floorplan Master Owner Trust A	2.140	09/15/19	1,006,037
		Series - 2012 5 (Class C)
2,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	2,583,099
		Series - 2010 2 (Class A)
2,000,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,999,366
		Series - 2012 6 (Class A)
7,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	7,000,119
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,664,470
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,055,020
		Series - 2011 1A (Class B2)
9,000,000		Honda Auto Receivables Owner Trust	0.770	03/19/18	8,995,473
		Series - 2014 2 (Class A3)
45,159	i	HSI Asset Securitization Corp Trust	0.534	07/25/35	45,131
		Series - 2005 NC1 (Class 2A3)
133,688		Hyundai Auto Receivables Trust 2011-	2.450	04/15/16	133,779
		Series - 2011 A (Class B)
4,000,000		Hyundai Auto Receivables Trust 2015-	1.780	07/15/20	3,991,396
		Series - 2015 A (Class B)
773,086	i	Lehman XS Trust	0.424	02/25/36	734,272
		Series - 2006 1 (Class 1A1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,001,564
		Series - 2011 A (Class B)
96,294	i	Morgan Stanley Capital I	0.354	02/25/36	96,164
		Series - 2006 NC2 (Class A2C)
3,655,000	i	Morgan Stanley Capital I	5.152	08/13/42	3,681,075
		Series - 2005 HQ6 (Class B)
198

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,456,423	g	NYCTL Trust	1.030%	11/10/27	$7,447,475
		Series - 2014 A (Class A)
2,326,676	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.694	01/25/36	2,314,772
		Series - 2005 WCH1 (Class M2)
6,000,000	i	RAMP	0.684	06/25/35	5,870,700
		Series - 2005 RS6 (Class M2)
752,363	i	Residential Asset Securities Corp	0.819	04/25/35	752,722
		Series - 2005 KS3 (Class M3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	519,348
		Series - 2006 HI1 (Class M2)
5,350,000		Santander Drive Auto Receivables Trust	1.160	01/15/19	5,359,582
		Series - 2013 1 (Class B)
360,229	i	Saxon Asset Securities Trust	6.120	11/25/30	392,880
		Series - 2002 2 (Class AF6)
157,973	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	155,815
		Series - 2006 OP1 (Class A2C)
902,642	g	Sierra Timeshare 2012-3A Receivables Funding LLC	2.660	08/20/29	907,971
		Series - 2012 3A (Class B)
7,387,264	g	Sierra Timeshare 2014-1A Receivables Funding LLC	2.420	03/20/30	7,398,338
		Series - 2014 1A (Class B)
1,265,084	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,284,866
		Series - 2012 1A (Class A)
907,540	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	917,604
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,110,058
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,513,162
		Series - 2012 A (Class A2)
131,086	i	Soundview Home Equity Loan Trust	0.474	11/25/35	130,241
		Series - 2005 OPT3 (Class A4)
508,561	i	Structured Asset Investment Loan Trust	1.234	11/25/34	500,832
		Series - 2004 10 (Class A9)
1,066,432	g,i	Structured Asset Securities Corp	0.394	10/25/36	1,055,892
		Series - 2006 GEL4 (Class A2)
5,500,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	5,498,411
		Series - 2013 1A (Class A4)
19,400	i	Wells Fargo Home Equity Trust	0.314	07/25/36	19,322
		Series - 2006 2 (Class A3)
3,000,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	3,023,654
		Series - 2010 A (Class M)
9,735,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	9,820,347
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			285,088,482

OTHER MORTGAGE BACKED - 11.2%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,084,926
		Series - 2006 2 (Class AJ)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,182,408
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,210,155
		Series - 2007 1 (Class AMFX)
3,000,000	i	CD 2007-CD5 Mortgage Trust	6.124	11/15/44	3,268,854
		Series - 2007 CD5 (Class AJ)
199

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,004,215	i	Citigroup Commercial Mortgage Trust	5.713%	12/10/49	$1,033,829
		Series - 2007 C6 (Class ASB)
5,720,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,173,710
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	7,315,284
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM 2007-C9 Mortgage Trust	5.796	12/10/49	4,220,292
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.238	04/10/37	2,012,636
		Series - 2005 GG5 (Class AJ)
8,286,585	i	Credit Suisse Commercial Mortgage Trust	0.407	01/15/49	7,955,950
		Series - 2007 C2 (Class AMFL)
962,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	963,111
		Series - 2005 C3 (Class AJ)
5,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,253,520
		Series - 2006 C4 (Class AM)
60	i	Greenpoint Mortgage Funding Trust	0.274	09/25/46	60
		Series - 2006 AR4 (Class A1A)
12	i	Greenpoint Mortgage Funding Trust	0.254	10/25/46	12
		Series - 0 AR5 (Class A1A)
1,756,421	i	GSR Mortgage Loan Trust	0.364	08/25/46	1,691,821
		Series - 2006 OA1 (Class 2A1)
368,894	i	Impac CMB Trust	0.834	03/25/35	336,733
		Series - 2004 11 (Class 2A1)
9,457,950		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	9,852,280
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,390,489
		Series - 2007 LD12 (Class AM)
4,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust 2013-	4.845	02/16/25	4,191,424
		Series - 2013 WT (Class B)
6,700,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,990,485
		Series - 2007 C1 (Class AJ)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,506,498
		Series - 2005 C3 (Class AJ)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,159,040
		Series - 2006 HQ10 (Class AJ)
405,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	424,647
		Series - 2006 HQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust 2005-	5.000	07/15/56	1,314,349
		Series - 2005 IQ9 (Class D)
2,000,000	i	Morgan Stanley Capital I Trust 2007-	5.907	06/11/49	2,143,634
		Series - 2007 IQ15 (Class AM)
69,523		Residential Accredit Loans, Inc	4.350	03/25/34	70,343
		Series - 2004 QS4 (Class A1)
277,608		RFMSI Trust	5.500	03/25/35	280,598
		Series - 2005 S2 (Class A6)
289,726	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	293,464
		Series - 2012 1A (Class A)
203,135	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	203,763
		Series - 0 2A (Class A)
2,413,581	i	Structured Agency Credit Risk Debt Note (STACR)	1.574	10/25/24	2,420,747
		Series - 2014 DN4 (Class M1)
200

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,420,660	i	Structured Agency Credit Risk Debt Note (STACR)	1.424%	01/25/25	$6,433,745
		Series - 2015 DN1 (Class M1)
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	13,185,445
		Series - 2015 DN1 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.223	03/25/25	4,998,438
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373	03/25/25	10,012,500
		Series - 2015 HQ1 (Class M2)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,263,101
		Series - 2007 C30 (Class AM)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,219,021
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,800,592
		Series - 2007 C31 (Class AM)
8,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	8,600,696
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,355,418
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			159,814,018

		TOTAL STRUCTURED ASSETS			444,902,500
		(Cost $443,515,854)

		TOTAL BONDS			1,372,054,611
		(Cost $1,369,154,879)

SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1.1%
14,950,000	d	Federal Home Loan Bank (FHLB)	0.035	04/10/15	14,949,850
400,000	d	Federal Home Loan Mortgage Corporation (FHLMC)	0.058	04/07/15	399,997
		TOTAL GOVERNMENT AGENCY DEBT			15,349,847

		TOTAL SHORT-TERM INVESTMENTS			15,349,847
		(Cost $15,349,865)

		TOTAL INVESTMENTS - 100.4%			1,438,262,988
		(Cost $1,435,386,772)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(4,740,121)
		NET ASSETS - 100.0%			$1,433,522,867

Abbreviation(s):
EUR	Euro
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $329,860,029 or 23.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
201

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

ENERGY - 0.2%
$42,146	i	Granite Acquisition, Inc	5.000%	12/19/21	$42,637
955,460	i	Granite Acquisition, Inc	5.000	12/19/21	966,610
		TOTAL ENERGY			1,009,247

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
496,250	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	496,930
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			496,930

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
566,265	i	Valeant Pharmaceuticals International, Inc	4.000	03/11/22	568,643
433,735	i	Valeant Pharmaceuticals International, Inc	4.000	03/13/22	435,557
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,004,200

UTILITIES - 0.8%
942,488	i	ExGen Renewables I LLC	5.250	02/06/21	947,201
2,000,000	i	Terra-Gen Finance Co LLC	5.250	12/09/21	2,007,500
		TOTAL UTILITIES			2,954,701

		TOTAL BANK LOAN OBLIGATIONS			5,465,078
		(Cost $5,403,859)

BONDS - 93.7%

CORPORATE BONDS - 37.1%

AUTOMOBILES & COMPONENTS - 0.1%
500,000		Magna International, Inc	3.625	06/15/24	509,412
		TOTAL AUTOMOBILES & COMPONENTS			509,412

BANKS - 6.8%
1,000,000		Bank of America Corp	1.350	11/21/16	999,894
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,016,026
2,000,000	i	BOK Financial Corp	0.948	05/15/17	1,991,000
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	258,800
500,000		Discover Bank	4.200	08/08/23	528,842
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	570,376
500,000		HSBC Holdings plc	4.250	03/14/24	524,674
1,250,000		HSBC USA, Inc	1.625	01/16/18	1,250,865
500,000		Huntington Bancshares, Inc	2.600	08/02/18	509,847
500,000		Huntington National Bank	1.350	08/02/16	502,670
500,000		Huntington National Bank	1.375	04/24/17	499,783
2,000,000	g,i	ING Bank NV	0.821	03/16/18	1,999,402
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	511,745

202

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		KeyBank NA	2.250%	03/16/20	$1,006,902
1,850,000	i	Manufacturers & Traders Trust Co	0.556	07/25/17	1,843,625
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	991,581
1,000,000		Northern Trust Corp	3.375	08/23/21	1,072,085
2,000,000		People’s United Financial, Inc	3.650	12/06/22	2,037,892
500,000		PNC Bank NA	2.200	01/28/19	506,422
2,000,000	i	Royal Bank of Canada	0.508	02/03/17	2,001,772
2,000,000		Royal Bank of Canada	1.875	02/05/20	2,003,736
250,000		Silicon Valley Bank	6.050	06/01/17	269,192
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	250,827
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	500,137
2,000,000		SVB Financial Group	3.500	01/29/25	1,986,914
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,012,069
		TOTAL BANKS			28,647,078

CAPITAL GOODS - 2.7%
1,000,000		Anixter, Inc	5.125	10/01/21	1,027,500
250,000		Eaton Corp	4.000	11/02/32	262,846
1,000,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,016,771
2,000,000	i	John Deere Capital Corp	0.544	01/16/18	2,004,950
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,089,996
750,000		Pentair Finance S.A.	1.350	12/01/15	751,802
250,000		Pentair Finance S.A.	1.875	09/15/17	250,765
500,000		Pentair Finance S.A.	2.650	12/01/19	500,513
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	1,009,826
1,000,000		Rockwell Automation, Inc	2.875	03/01/25	1,008,052
500,000		Rockwell Collins, Inc	3.700	12/15/23	534,817
1,000,000		Roper Industries, Inc	3.125	11/15/22	996,341
1,000,000		Trimble Navigation Ltd	4.750	12/01/24	1,054,334
		TOTAL CAPITAL GOODS			11,508,513

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
1,000,000	g	AECOM Technology Corp	5.750	10/15/22	1,035,000
1,000,000		Air Lease Corp	2.125	01/15/18	995,000
500,000		Air Lease Corp	3.875	04/01/21	515,000
1,000,000		Air Lease Corp	4.250	09/15/24	1,030,000
1,000,000		Fluor Corp	3.500	12/15/24	1,030,955
500,000		Waste Management, Inc	3.500	05/15/24	520,540
1,000,000		Waste Management, Inc	3.900	03/01/35	1,025,016
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,151,511

CONSUMER SERVICES - 1.4%
1,000,000		Massachusetts Institute of Technology	3.959	07/01/38	1,074,946
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,941,872
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	2,022,886
250,000		Service Corp International	5.375	01/15/22	261,250
500,000		Service Corp International	5.375	05/15/24	522,500
		TOTAL CONSUMER SERVICES			5,823,454

DIVERSIFIED FINANCIALS - 1.9%
500,000	g,i	Armor Re Ltd	4.015	12/15/16	496,650
250,000	i	Bank of New York Mellon Corp	0.815	08/01/18	250,977
203

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000	g	Bayer US Finance LLC	2.375%	10/08/19	$254,326
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,035,000
500,000	g	EDP Finance BV	5.250	01/14/21	541,970
500,000	i	Ford Motor Credit Co LLC	1.506	05/09/16	503,529
1,000,000	i	Ford Motor Credit Co LLC	1.192	01/09/18	1,002,711
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	508,715
1,000,000	i	Ford Motor Credit Co LLC	1.182	11/04/19	1,000,855
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,021,063
1,000,000		Invesco Finance plc	3.125	11/30/22	1,010,253
250,000	g	RCI Banque S.A.	3.500	04/03/18	261,010
108,000		Unilever Capital Corp	0.850	08/02/17	107,786
		TOTAL DIVERSIFIED FINANCIALS			7,994,845

ENERGY - 4.1%
1,000,000	g	California Resources Corp	6.000	11/15/24	876,250
2,300,000	i	Devon Energy Corp	0.721	12/15/15	2,296,516
1,000,000		EOG Resources, Inc	3.900	04/01/35	1,029,815
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	1,017,775
336,000		National Oilwell Varco, Inc	2.600	12/01/22	330,159
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	947,127
250,000		Noble Holding International Ltd	2.500	03/15/17	246,115
1,000,000		Noble Holding International Ltd	4.000	03/16/18	1,005,389
1,000,000		Noble Holding International Ltd	5.950	04/01/25	976,485
1,000,000		Noble Holding International Ltd	6.950	04/01/45	947,948
500,000	g	Northern Natural Gas Co	4.100	09/15/42	538,097
1,000,000		Phillips 66	4.650	11/15/34	1,059,682
1,000,000		Southwestern Energy Co	3.300	01/23/18	1,019,037
1,000,000		Southwestern Energy Co	4.050	01/23/20	1,033,355
1,000,000	i	Statoil ASA	0.456	11/09/17	996,618
500,000		Statoil ASA	3.150	01/23/22	521,647
1,000,000		Statoil ASA	2.450	01/17/23	983,978
500,000		Statoil ASA	2.650	01/15/24	491,120
500,000		Statoil ASA	3.950	05/15/43	511,769
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	991,006
		TOTAL ENERGY			17,819,888

FOOD & STAPLES RETAILING - 0.6%
1,700,000	i	Kroger Co	0.787	10/17/16	1,703,239
500,000		Kroger Co	1.200	10/17/16	501,355
500,000		Kroger Co	2.300	01/15/19	507,261
		TOTAL FOOD & STAPLES RETAILING			2,711,855

FOOD, BEVERAGE & TOBACCO - 0.7%
1,000,000	g	JM Smucker Co	1.750	03/15/18	1,004,030
1,000,000	g	JM Smucker Co	3.000	03/15/22	1,014,939
1,000,000	g	JM Smucker Co	4.250	03/15/35	1,035,846
		TOTAL FOOD, BEVERAGE & TOBACCO			3,054,815

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
3,000,000	i	Becton Dickinson and Co	0.721	06/15/16	3,003,663
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	510,569
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,006,262
204

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Laboratory Corp of America Holdings	3.200%	02/01/22	$1,012,286
1,000,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,004,081
500,000		LifePoint Hospitals, Inc	5.500	12/01/21	523,750
1,000,000	g,i	Medtronic, Inc	1.071	03/15/20	1,011,048
1,000,000	g	Medtronic, Inc	4.375	03/15/35	1,091,979
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,046,076
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,209,714

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Colgate-Palmolive Co	1.950	02/01/23	241,338
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			241,338

INSURANCE - 1.6%
250,000		Aetna, Inc	1.500	11/15/17	251,163
2,000,000	i	Berkshire Hathaway Finance Corp	0.553	01/12/18	2,003,282
500,000	g	Five Corners Funding Trust	4.419	11/15/23	536,412
1,000,000	g,i	Merna Reinsurance IV Ltd	2.520	04/08/16	1,003,400
1,000,000		Progressive Corp	3.700	01/26/45	995,014
1,100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,098,155
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,069,872
		TOTAL INSURANCE			6,957,298

MATERIALS - 1.4%
500,000		Agrium, Inc	3.150	10/01/22	501,351
1,000,000		Agrium, Inc	5.250	01/15/45	1,126,912
1,000,000		Eastman Chemical Co	2.700	01/15/20	1,014,457
500,000		International Paper Co	4.800	06/15/44	514,386
1,000,000		LyondellBasell Industries NV	4.625	02/26/55	988,719
500,000		Nucor Corp	4.000	08/01/23	524,643
1,500,000		Rock Tenn Co	3.500	03/01/20	1,557,144
		TOTAL MATERIALS			6,227,612

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	467,427
1,000,000		Gilead Sciences, Inc	4.500	02/01/45	1,110,162
1,500,000		Johnson & Johnson	4.375	12/05/33	1,719,460
250,000		Merck & Co, Inc	1.100	01/31/18	249,487
1,000,000	i	Merck & Co, Inc	0.631	02/10/20	1,004,032
1,000,000	g	Roche Holdings, Inc	4.000	11/28/44	1,079,817
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	507,500
1,000,000	g	VRX Escrow Corp	5.375	03/15/20	1,010,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,147,885

REAL ESTATE - 0.9%
500,000		Federal Realty Investment Trust	2.750	06/01/23	493,890
1,000,000		Kilroy Realty LP	5.000	11/03/15	1,021,326
1,000,000		Kilroy Realty LP	3.800	01/15/23	1,024,401
1,000,000		Regency Centers LP	3.750	06/15/24	1,030,740
450,000		Washington REIT	4.950	10/01/20	488,821
		TOTAL REAL ESTATE			4,059,178
205

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
$250,000		CC Holdings GS V LLC	2.381%	12/15/17	$252,041
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	1,025,048
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,277,089

TELECOMMUNICATION SERVICES - 0.7%
500,000		CenturyLink, Inc	6.750	12/01/23	550,625
500,000		Sprint Corp	7.250	09/15/21	502,500
500,000		Verizon Communications, Inc	1.350	06/09/17	500,244
1,000,000		Verizon Communications, Inc	4.400	11/01/34	1,018,749
250,000		Vodafone Group plc	1.500	02/19/18	249,795
		TOTAL TELECOMMUNICATION SERVICES			2,821,913

TRANSPORTATION - 2.0%
2,000,000	i	Canadian National Railway Co	0.427	11/14/17	1,997,150
500,000		GATX Corp	2.500	07/30/19	503,855
1,000,000		GATX Corp	2.600	03/30/20	1,002,674
500,000		GATX Corp	5.200	03/15/44	560,811
1,000,000		GATX Corp	4.500	03/30/45	1,015,014
500,000		Ryder System, Inc	2.550	06/01/19	507,443
1,000,000		Southwest Airlines Co	2.750	11/06/19	1,022,764
2,000,000		Union Pacific Corp	3.375	02/01/35	1,953,872
		TOTAL TRANSPORTATION			8,563,583

UTILITIES - 6.3%
2,851,192	g	Continental Wind LLC	6.000	02/28/33	3,182,926
250,000	g	International Transmission Co	4.625	08/15/43	288,576
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,028,087
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	512,321
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,091,032
250,000		Northeast Utilities	1.450	05/01/18	248,232
1,000,000		Northern States Power Co	3.400	08/15/42	979,412
2,000,000	i	NSTAR Electric Co	0.497	05/17/16	1,997,994
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,064,828
2,000,000	i	San Diego Gas & Electric Co	0.468	03/09/17	1,999,602
1,000,000		San Diego Gas & Electric Co	1.914	02/01/22	1,006,128
1,000,000		Sempra Energy	2.875	10/01/22	999,715
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,077,508
2,000,000	g	Solar Star Funding LLC	5.375	06/30/35	2,276,980
1,000,000		Southern California Gas Co	3.150	09/15/24	1,040,730
2,000,000	g	TerraForm Power Operating LLC	5.875	02/01/23	2,075,000
1,480,000	g	Topaz Solar Farms LLC	4.875	09/30/39	1,631,105
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	294,263
1,000,000		WGL Holdings, Inc	2.250	11/01/19	1,002,827
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,085,159
		TOTAL UTILITIES			26,882,425

		TOTAL CORPORATE BONDS			158,609,406
		(Cost $155,310,855)
206

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 46.2%

AGENCY SECURITIES - 9.5%
$3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.500%	01/27/17	$2,994,408
500,000		FHLMC	1.000	09/29/17	501,466
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,014,622
1,000,000		FNMA	2.625	09/06/24	1,034,914
225,000	j	Government Trust Certificate	0.000	04/01/21	192,352
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,045,633
940,000	g	Hospital for Special Surgery	3.500	01/01/23	974,320
400,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	399,080
360,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	366,113
1,000,000	j	OPIC	0.000	11/15/19	1,019,959
2,000,000		OPIC	2.740	09/15/29	1,996,736
1,000,000		OPIC	3.280	09/15/29	1,044,608
224,265		OPIC	3.540	06/15/30	242,038
235,075		OPIC	3.370	12/15/30	250,435
497,359		OPIC	3.820	12/20/32	543,851
248,679		OPIC	3.938	12/20/32	272,559
1,000,000		OPIC	3.160	06/01/33	1,027,892
2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,044,734
1,000,000		PEFCO	3.550	01/15/24	1,084,894
3,000,000		PEFCO	2.450	07/15/24	2,986,539
500,000		Ukraine Government AID Bonds	1.844	05/16/19	508,593
1,000,000		United States Department of Housing and Urban Development (HUD)	2.200	08/01/15	1,006,806
1,550,000		HUD	4.480	08/01/16	1,628,033
500,000		HUD	5.300	08/01/17	532,544
200,000		HUD	3.120	08/01/18	212,921
250,000		HUD	2.050	08/01/19	257,625
500,000		HUD	3.300	08/01/19	541,498
450,000		HUD	4.870	08/01/19	512,532
410,000		HUD	2.450	08/01/20	429,085
150,000		HUD	3.430	08/01/20	163,199
500,000		HUD	2.910	08/01/23	524,438
1,300,000		HUD	5.380	08/01/27	1,478,736
235,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	247,892
981,202		Ethiopian Leasing 2012 LLC	2.566	08/14/26	1,004,756
866,536		Export Lease Ten Co LLC	1.650	05/07/25	850,555
1,000,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	1,012,420
2,635,000		NCUA Guaranteed Notes	3.450	06/12/21	2,867,934
3,000,000		VRG Linhas Aereas S.A.	0.983	03/13/18	2,995,224
982,139		Zarapito Leasing LLC	2.628	11/12/26	1,010,449
		TOTAL AGENCY SECURITIES			40,822,393

FOREIGN GOVERNMENT BONDS - 8.1%
500,000		African Development Bank	0.750	10/18/16	501,388
1,000,000		African Development Bank	2.375	09/23/21	1,037,644
2,000,000		Asian Development Bank	2.125	03/19/25	2,017,212
207

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Canada Government International Bond	1.125%	03/19/18	$3,012,306
211,022	g	Carpintero Finance Ltd	2.004	09/18/24	211,148
250,000		Council of Europe Development Bank	1.000	03/07/18	249,763
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,926,382
1,000,000		European Investment Bank	2.500	10/15/24	1,041,257
3,000,000		Export Development Canada	0.875	01/30/17	3,009,717
1,000,000		Export Development Canada	1.625	12/03/19	1,008,226
250,000		Export-Import Bank of Korea	1.750	02/27/18	249,741
750,000		Hydro Quebec	2.000	06/30/16	763,091
250,000		Hydro-Quebec	1.375	06/19/17	252,346
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,010,871
500,000	i	International Bank for Reconstruction & Development	0.197	07/22/15	499,902
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,300
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	536,003
250,000		International Finance Corp	0.500	05/15/15	250,013
500,000		International Finance Corp	0.500	05/16/16	500,478
500,000	g,i	International Finance Facility for Immunisation	0.446	07/05/16	500,062
3,000,000		KFW	1.000	01/26/18	3,004,524
1,000,000		KFW	1.750	10/15/19	1,015,166
3,000,000		KFW	1.500	04/20/20	2,998,401
500,000	g	Kommunalbanken AS.	0.750	11/21/16	500,793
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,977,980
1,285,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	1,281,817
2,000,000		North American Development Bank	2.300	10/10/18	2,041,764
1,000,000		North American Development Bank	2.400	10/26/22	988,418
500,000		Province of Manitoba Canada	3.050	05/14/24	530,171
250,000		Province of Ontario Canada	1.200	02/14/18	250,386
		TOTAL FOREIGN GOVERNMENT BONDS			34,667,270

MORTGAGE BACKED - 13.0%
6,287,028		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/44	6,649,240
2,320,743		FGLMC	3.500	05/01/44	2,452,144
3,248,787	h	FGLMC	4.000	08/01/44	3,530,135
487,414		FGLMC	4.000	09/01/44	531,432
174,306		Federal National Mortgage Association (FNMA)	5.000	09/01/25	185,116
307,250		FNMA	3.500	11/01/25	329,855
705,798		FNMA	3.000	05/01/27	744,702
992,674		FNMA	2.500	10/01/27	1,021,925
1,670,653		FNMA	3.000	12/01/28	1,753,043
974,860		FNMA	3.500	12/01/28	1,034,759
940,138		FNMA	2.500	09/01/29	966,354
960,896		FNMA	2.500	11/01/29	987,692
481,419		FNMA	5.000	10/01/33	539,905
433,566		FNMA	5.500	09/01/37	487,879
438,221		FNMA	5.500	01/01/38	494,793
423,570		FNMA	5.500	11/01/38	490,910
1,054,683		FNMA	4.500	08/01/39	1,170,828
580,863		FNMA	4.500	04/01/40	644,851
264,809		FNMA	5.500	04/01/40	303,014
377,873		FNMA	5.500	07/01/40	426,386
1,774,251		FNMA	5.000	09/01/40	1,974,111
733,849		FNMA	4.000	10/01/40	800,565
208

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$219,461		FNMA	6.000%	10/01/40	$250,572
213,294		FNMA	4.500	11/01/40	235,350
208,529		FNMA	5.000	11/01/40	231,597
4,583,880		FNMA	3.000	02/01/43	4,697,923
478,148		FNMA	3.000	05/01/43	489,662
927,480		FNMA	3.000	05/01/43	949,750
1,872,552		FNMA	3.000	05/01/43	1,916,143
2,047,203		FNMA	4.000	11/01/43	2,214,235
750,838		FNMA	4.000	02/25/44	802,137
16,800		FNMA	4.500	05/01/44	18,815
193,827		FNMA	4.500	06/01/44	217,094
340,563		FNMA	4.500	06/01/44	381,413
876,464		FNMA	4.500	06/01/44	981,594
402,716		FNMA	4.500	08/01/44	451,024
809,409		FNMA	4.500	11/01/44	906,444
1,988,694		FNMA	4.000	12/01/44	2,169,872
498,003		FNMA	4.000	01/01/45	543,467
997,146		FNMA	4.000	01/01/45	1,088,073
998,158		FNMA	4.500	03/01/45	1,118,284
917,282		Government National Mortgage Association (GNMA)	2.690	06/15/33	933,968
805,782		GNMA	3.000	02/20/39	826,897
453,791		GNMA	3.500	08/20/39	479,163
189,829		GNMA	5.000	10/20/39	212,869
186,112		GNMA	5.000	06/20/42	208,422
1,021,260		GNMA	3.000	12/20/42	1,056,983
889,872		GNMA	3.000	02/20/43	923,259
467,424		GNMA	3.500	07/15/43	499,868
922,890		GNMA	3.500	07/15/43	982,866
989,473		GNMA	3.500	09/20/44	1,056,488
859,130		GNMA	4.000	10/20/44	921,154
501,831		GNMA	3.500	02/15/45	534,786
		TOTAL MORTGAGE BACKED			55,819,811

MUNICIPAL BONDS - 7.5%
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	249,822
1,000,000		California Earthquake Authority	1.194	07/01/16	999,800
1,000,000		California Earthquake Authority	2.805	07/01/19	1,015,970
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	263,212
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	521,635
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	520,640
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	258,857
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	261,045
250,000		City of Jersey City NJ	1.192	09/01/15	250,020
250,000		Commonwealth Financing Authority	2.675	06/01/21	251,630
500,000		Commonwealth of Massachusetts	5.000	08/01/33	579,600
1,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,205,760
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	503,100
500,000	j	Garden State Preservation Trust	0.000	11/01/22	422,655
390,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	392,145
250,000		Harris County Flood Control District	1.818	10/01/18	252,052
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,840,281
209

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Lavaca-Navidad River Authority	4.430%	08/01/35	$1,019,170
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	237,740
1,000,000		Michigan Finance Authority	5.000	07/01/16	1,047,930
500,000		Michigan Finance Authority	5.000	07/01/22	571,300
1,000,000		Michigan Finance Authority	5.000	07/01/29	1,105,070
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,305
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	257,313
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	663,405
250,000	g	Niagara Area Development Corp	4.000	11/01/24	253,205
170,000		Ohio State Water Development Authority	4.879	12/01/34	198,657
250,000		Oklahoma Water Resources Board	2.444	04/01/20	255,763
250,000		Oklahoma Water Resources Board	3.071	04/01/22	261,760
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,038
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	206,343
1,000,000		South Dakota Conservancy District	0.712	08/01/15	1,000,690
250,000		South Dakota Conservancy District	1.648	08/01/18	251,133
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,004,790
1,000,000		State of California	3.750	10/01/37	1,020,030
250,000		State of California	4.988	04/01/39	268,312
500,000		State of Michigan	3.590	12/01/26	519,865
1,000,000		State of Texas	3.576	08/01/34	993,440
1,000,000		State of Texas	3.726	08/01/43	1,013,920
1,000,000		Suffolk County Water Authority	3.500	06/01/39	1,003,860
500,000		Texas Public Finance Authority	5.250	07/01/17	501,445
350,000		University of California	2.203	05/15/19	352,296
500,000		University of California	2.676	05/15/21	507,895
1,000,000		University of California	3.809	05/15/28	1,017,620
1,000,000		University of California	4.009	05/15/30	1,018,320
500,000	i	University of California	0.672	07/01/41	499,995
1,230,000		University of Cincinnati	3.500	06/01/32	1,229,963
2,000,000	h	University of Virginia	3.570	04/01/45	2,035,360
655,000		Washington County Clean Water Services	4.828	10/01/22	756,093
530,000		Washington County Clean Water Services	5.078	10/01/24	629,730
250,000		West Virginia Water Development Authority	5.000	11/01/21	298,045
		TOTAL MUNICIPAL BONDS			32,288,025

U.S. TREASURY SECURITIES - 8.1%
10,350,000		United States Treasury Bond	3.000	11/15/44	11,342,141
215,000		United States Treasury Note	0.250	12/31/15	215,017
750,000		United States Treasury Note	0.500	07/31/16	751,113
280,000		United States Treasury Note	0.500	02/28/17	279,781
15,420,000		United States Treasury Note	1.375	02/29/20	15,424,811
50,000		United States Treasury Note	2.000	08/31/21	51,051
6,753,000		United States Treasury Note	2.000	02/15/25	6,795,733
		TOTAL U.S. TREASURY SECURITIES			34,859,647

		TOTAL GOVERNMENT BONDS			198,457,146
		(Cost $195,115,590)
210

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 10.4%

ASSET BACKED - 3.5%
$461,529	i	ACE Securities Corp Home Equity Loan Trust	0.664%	08/25/35	$454,677
		Series - 2005 HE5 (Class M2)
803,070	g	Alterna Funding I LLC	1.639	02/15/21	804,073
		Series - 2014 1A (Class NOTE)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	99,968
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	149,993
		Series - 2013 2 (Class C)
812,770	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	808,621
		Series - 2005 HE7 (Class M2)
83,333	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	83,718
		Series - 2010 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	1,021,170
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,015,938
		Series - 2011 5A (Class C)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,011,557
		Series - 2014 1A (Class A)
901,142	g,i	CBRE Realty Finance	0.554	04/07/52	342,434
		Series - 2007 1A (Class A2)
1,895,988	i	Connecticut Avenue Securities	1.674	02/25/25	1,908,976
		Series - 2015 C01 (Class 1M1)
1,000,000	g	DB Master Finance LLC	3.262	02/20/45	1,009,556
		Series - 2015 1A (Class A2I)
966,209	g	HERO Funding Trust	3.990	09/21/40	965,431
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	555,332
		Series - 2010 1A (Class B3)
128,792	i	Lehman XS Trust	0.424	02/25/36	122,325
		Series - 2006 1 (Class 1A1)
249,392	g	Orange Lake Timeshare Trust	3.030	07/09/29	250,222
		Series - 2014 AA (Class B)
158,214	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.694	01/25/36	157,405
		Series - 2005 WCH1 (Class M2)
197,539	g	SolarCity LMC	4.800	11/20/38	209,597
		Series - 2013 1 (Class A)
477,738	g	SolarCity LMC	4.590	04/20/44	501,605
		Series - 2014 1 (Class A)
977,483	g	SolarCity LMC	4.020	07/20/44	996,418
		Series - 2014 2 (Class A)
1,034,158	g	SpringCastle America Funding LLC	2.700	05/25/23	1,036,750
		Series - 2014 AA (Class A)
1,007,832	i	Structured Asset Securities Corp Mortgage Loan Trust	1.672	04/25/35	956,475
		Series - 2005 7XS (Class 2A1A)
283,843		Toyota Auto Receivables Owner Trust	0.410	08/15/16	283,801
		Series - 2014 A (Class A2)
500,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	499,702
		Series - 2014 A (Class A3)
		TOTAL ASSET BACKED			15,245,744

OTHER MORTGAGE BACKED - 6.9%
159,013	g	7 WTC Depositor LLC Trust	4.082	03/13/31	163,201
		Series - 2012 7WTC (Class A)
211

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	i	Banc of America Commercial Mortgage Trust	5.762%	05/10/45	$200,935
		Series - 2006 2 (Class C)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	521,015
		Series - 2007 1 (Class AMFX)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	683,338
		Series - 2007 4 (Class E)
477,000		Banc of America Commercial Mortgage Trust 2006-6	5.480	10/10/45	483,625
		Series - 2006 6 (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	1,210,111
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	1,037,309
		Series - 2007 PW17 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	517,593
		Series - 2006 C4 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,561,770
		Series - 2007 C3 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	70,156
		Series - 2007 C3 (Class AM)
1,250,000	i	Commercial Mortgage Trust	5.238	04/10/37	1,257,898
		Series - 2005 GG5 (Class AJ)
363,834	i	Countrywide Home Loan Mortgage Pass Through Trust	2.416	11/20/34	347,853
		Series - 2004 HYB6 (Class A2)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	524,991
		Series - 2007 C2 (Class AJ)
170,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	179,124
		Series - 2006 C4 (Class AM)
850,196	g,i	Credit Suisse Seasoned Loan Trust	0.414	10/25/34	837,931
		Series - 2006 1 (Class A)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,050,923
		Series - 2007 C1 (Class AM)
61,587	i	Impac CMB Trust	0.834	03/25/35	56,217
		Series - 2004 11 (Class 2A1)
550,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	600,811
		Series - 2011 C3 (Class E)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,038,007
		Series - 2006 C4 (Class B)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	697,606
		Series - 2007 C1 (Class D)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,038,067
		Series - 2007 6 (Class AM)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	1,000,024
		Series - 2005 HQ6 (Class F)
200,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	198,232
		Series - 2007 IQ15 (Class AJ)
2,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	2,245,156
		Series - 2010 OBP (Class A)
73,055		RFMSI Trust	5.500	03/25/35	73,842
		Series - 2005 S2 (Class A6)
987,794	i	Structured Agency Credit Risk Debt Note (STACR)	1.424	01/25/25	989,807
		Series - 2015 DN1 (Class M1)
625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	633,916
		Series - 2015 DN1 (Class M2)
212

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373%	03/25/25	$1,001,250
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.973	03/25/25	249,062
		Series - 2015 HQ1 (Class M3)
1,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	963,651
		Series - 2007 C30 (Class AMFL)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	75,850
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	790,543
		Series - 2007 C34 (Class AJ)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,344,502
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.668	04/15/47	492,516
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,075,087
		Series - 2007 C32 (Class AMFX)
1,510,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,540,570
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	932,149
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	43,338
		Series - 2007 C33 (Class AM)
1,055,152	i	WaMu Mortgage Pass-Through Certificates	0.604	10/25/45	945,804
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			29,673,780

		TOTAL STRUCTURED ASSETS			44,919,524
		(Cost $44,634,032)

		TOTAL BONDS			401,986,076
		(Cost $395,060,477)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250		M&T Bank Corp	6.375	12/30/49	266,592
		TOTAL BANKS			266,592
		TOTAL PREFERRED STOCKS			266,592
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.6%
TREASURY DEBT - 4.6%
$20,000,000		United States Treasury Bill	0.130	11/12/15	19,980,320
		TOTAL TREASURY DEBT			19,980,320

		TOTAL SHORT-TERM INVESTMENTS			19,980,320
		(Cost $19,983,750)
213

TIAA-CREF FUNDS - Social Choice Bond Fund

VALUE
TOTAL INVESTMENTS - 99.7%	$427,698,066
(Cost $420,703,711)
OTHER ASSETS & LIABILITIES, NET - 0.3%	1,209,374
NET ASSETS - 100.0%	$428,907,440

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $59,779,848 or 13.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
214

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 102.1%

ALASKA - 1.1%
$3,000,000	h	State of Alaska, GO	5.000%	08/01/25	$3,802,740
		TOTAL ALASKA			3,802,740

ARIZONA - 1.4%
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,351,720
2,000,000		University of Arizona	5.000	08/01/39	2,288,040
		TOTAL ARIZONA			4,639,760

ARKANSAS - 1.3%
4,000,000		Pulaski County Public Facilities Board	5.000	12/01/39	4,533,680
		TOTAL ARKANSAS			4,533,680

CALIFORNIA - 17.1%
4,000,000		California State Public Works Board	5.000	01/01/17	4,312,960
2,000,000		California State Public Works Board	5.000	09/01/39	2,299,260
4,000,000		California Statewide Communities Development Authority	5.000	04/01/42	4,455,960
5,000,000	i	City of Riverside CA Water Revenue	0.060	10/01/35	4,999,550
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,268,140
3,250,000	h	Golden State Tobacco Securitization Corp	5.000	06/01/40	3,687,092
2,500,000	h	Golden State Tobacco Securitization Corp	5.000	06/01/45	2,824,775
1,500,000		San Diego Unified School District	5.000	07/01/22	1,832,220
2,000,000		San Diego Unified School District, GO	5.000	07/01/23	2,472,280
2,000,000		State of California, GO	5.000	02/01/22	2,413,220
2,000,000		State of California, GO	5.000	04/01/22	2,418,380
2,000,000		State of California, GO	5.250	10/01/22	2,470,180
3,000,000		State of California, GO	5.000	03/01/25	3,728,640
5,000,000		State of California, GO	5.000	06/01/37	5,396,950
3,405,000		State of California, GO	5.000	11/01/37	3,726,841
5,000,000		State of California, GO	5.000	10/01/44	5,722,500
1,000,000		University of California	5.000	05/15/23	1,231,290
1,170,000		University of California	5.000	05/15/25	1,466,864
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,099,658
		TOTAL CALIFORNIA			59,826,760

COLORADO - 0.6%
1,600,000		University of Northern Colorado	5.000	06/01/23	1,965,152
		TOTAL COLORADO			1,965,152
215

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
CONNECTICUT - 0.8%
$1,400,000	Connecticut State Health & Educational Facility Authority	5.000%	07/01/22	$1,640,674
1,000,000	State of Connecticut, GO	5.000	05/15/21	1,188,120
	TOTAL CONNECTICUT			2,828,794

FLORIDA - 4.3%
1,870,000	Brevard County Health Facilities Authority	5.000	04/01/33	2,095,559
2,000,000	Brevard County Health Facilities Authority	5.000	04/01/39	2,202,200
5,000,000	City of Tallahassee FL	5.000	10/01/37	5,446,150
1,000,000	County of Orange FL	5.000	10/01/21	1,199,380
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,471,739
2,425,000	Orange County Health Facilities Authority	5.375	10/01/41	2,665,439
	TOTAL FLORIDA			15,080,467

GEORGIA - 1.8%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,218,040
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,214,840
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,985,465
1,500,000	Private Colleges & Universities Authority	5.000	09/01/41	1,693,335
	TOTAL GEORGIA			6,111,680

ILLINOIS - 3.9%
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,145,300
2,085,000	Chicago State University	5.500	12/01/23	2,319,458
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,423,838
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,164,350
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,118,400
1,000,000	County of Cook IL, GO	5.000	11/15/16	1,067,980
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,214,500
1,500,000	State of Illinois	5.000	06/15/19	1,713,555
740,000	State of Illinois	6.250	12/15/20	841,587
2,045,000	State of Illinois, GO	5.000	01/01/20	2,102,362
	TOTAL ILLINOIS			14,111,330

INDIANA - 1.5%
270,000	Griffith Multi-School Building Corp, GO	5.000	07/15/15	273,561
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,349,681
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,287,066
	TOTAL INDIANA			4,910,308

KANSAS - 0.3%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,201,860
	TOTAL KANSAS			1,201,860

LOUISIANA - 2.6%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,184,970
216

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,675,000		Parish of St. John the Baptist LA	5.125%	06/01/37	$8,096,050
		TOTAL LOUISIANA			9,281,020

MARYLAND - 1.4%
4,000,000		County of Montgomery MD, GO	5.000	07/01/21	4,838,360
		TOTAL MARYLAND			4,838,360

MASSACHUSETTS - 4.6%
4,000,000		Commonwealth of Massachusetts	5.000	06/01/35	4,636,120
1,390,000		Commonwealth of Massachusetts, GO	5.250	08/01/17	1,536,937
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,172,475
2,255,000		Massachusetts Development Finance Agency	5.000	10/01/35	2,526,863
5,000,000	i	Massachusetts Development Finance Agency	0.500	07/01/50	5,002,050
1,600,000		Massachusetts School Building Authority	5.000	08/15/37	1,741,424
		TOTAL MASSACHUSETTS			16,615,869

MICHIGAN - 3.3%
1,000,000		Michigan Finance Authority	5.000	10/01/22	1,222,630
1,500,000		Michigan Finance Authority	5.000	05/15/34	1,705,320
2,000,000		Michigan Finance Authority, GO	5.000	05/01/18	2,214,220
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,146,760
4,695,000		Michigan State Housing Development Authority	3.950	12/01/40	4,745,190
		TOTAL MICHIGAN			11,034,120

MINNESOTA - 3.2%
5,000,000		Minnesota Housing Finance Agency	3.500	01/01/32	5,001,750
700,000		Minnesota Municipal Power Agency	5.000	10/01/34	807,422
1,150,000		Minnesota Municipal Power Agency	5.000	10/01/35	1,324,432
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,043,360
1,715,000		University of Minnesota	5.000	08/01/21	2,050,866
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,202,350
		TOTAL MINNESOTA			11,430,180

MISSOURI - 2.0%
3,500,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,804,115
2,000,000		Missouri Housing Development Commission	3.625	11/01/34	2,026,620
1,120,000		Missouri Housing Development Commission	3.750	11/01/39	1,140,754
		TOTAL MISSOURI			6,971,489

NEBRASKA - 2.8%
1,000,000		Central Plains Energy Project	5.000	09/01/22	1,156,430
4,522,000		Omaha Public Power District	5.000	02/01/39	4,888,282
478,000		Omaha Public Power District	5.000	02/01/39	516,264
3,000,000		Omaha Public Power District	5.000	02/01/42	3,407,490
		TOTAL NEBRASKA			9,968,466
217

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
NEW JERSEY - 0.7%
$2,000,000		New Jersey Transit Corp	5.000%	09/15/21	$2,321,960
		TOTAL NEW JERSEY			2,321,960

NEW YORK - 20.0%
2,319,181		Corinth Central School District, GO	1.250	12/17/15	2,330,986
1,210,000		County of Suffolk NY, GO	1.500	09/12/15	1,215,675
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,181,920
7,500,000	i	Metropolitan Transportation Authority	0.600	11/15/39	7,503,300
5,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue, GO	5.000	08/01/32	5,865,950
5,000,000		New York City Water & Sewer System	5.250	06/15/40	5,731,750
2,500,000	g	New York Liberty Development Corp	5.375	11/15/40	2,765,750
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,058,720
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,481,165
4,000,000		New York State Dormitory Authority	5.000	12/15/22	4,881,040
3,000,000		New York State Dormitory Authority	5.000	03/15/23	3,689,970
4,365,000		New York State Dormitory Authority	5.000	03/15/37	5,097,927
5,000,000		New York State Dormitory Authority	5.000	03/15/41	5,710,800
1,500,000		New York State Thruway Authority	5.000	01/01/22	1,791,960
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,337,380
4,000,000		New York State Urban Development Corp	5.000	03/15/23	4,883,640
5,000,000		New York State Urban Development Corp, GO	5.000	03/15/22	6,025,150
1,261,000		Newfield Central School District, GO	1.000	06/29/15	1,262,223
3,000,000		Niagara Falls City School District, GO	1.000	06/25/15	3,003,540
1,565,635		Sandy Creek Central School District	1.000	06/26/15	1,567,091
		TOTAL NEW YORK			70,385,937

NORTH CAROLINA - 1.1%
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,204,940
1,500,000	h	North Carolina Medical Care Commission	5.000	09/01/37	1,515,615
		TOTAL NORTH CAROLINA			3,720,555

OHIO - 4.9%
115,000		American Municipal Power, Inc	5.250	02/15/33	125,865
1,885,000		American Municipal Power, Inc	5.250	02/15/33	2,115,385
1,000,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,080,990
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,105,670
1,750,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	2,135,980
3,000,000		Ohio State Water Development Authority	5.000	06/01/23	3,709,470
1,660,000		State of Ohio	5.000	01/15/21	1,938,548
1,000,000		State of Ohio, GO	5.000	08/01/21	1,202,230
2,000,000		State of Ohio, GO	5.000	06/15/22	2,431,360
1,000,000		State of Ohio, GO	5.000	09/15/22	1,220,370
		TOTAL OHIO			17,065,868

OKLAHOMA - 0.9%
1,220,000	h	Oklahoma Development Finance Authority	5.000	08/15/24	1,472,455
1,295,000	h	Oklahoma Development Finance Authority	5.000	08/15/25	1,569,773
		TOTAL OKLAHOMA			3,042,228
218

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
PENNSYLVANIA - 1.9%
$500,000		Montgomery County Industrial Development Authority	3.000%	01/01/16	$504,780
650,000		Montgomery County Industrial Development Authority	3.000	01/01/17	658,502
795,000		Montgomery County Industrial Development Authority	3.000	01/01/18	801,042
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,303,420
1,000,000		Pennsylvania Economic Development Financing Authority	5.000	06/30/42	1,087,830
1,000,000	h	Pennsylvania Higher Educational Facilities Authority	5.000	10/01/25	1,262,440
		TOTAL PENNSYLVANIA			6,618,014

RHODE ISLAND - 2.7%
4,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	4,817,360
1,900,000		Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,158,419
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,389,860
		TOTAL RHODE ISLAND			9,365,639

SOUTH CAROLINA - 0.3%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,201,491
		TOTAL SOUTH CAROLINA			1,201,491

TENNESSEE - 3.1%
1,145,000		Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,273,274
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	3,010,912
6,000,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,267,300
		TOTAL TENNESSEE			10,551,486

TEXAS - 6.2%
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,315,599
1,000,000		City of San Antonio TX Water System Revenue	5.000	05/15/23	1,222,870
4,000,000	h	Fort Worth Independent School District, GO	5.000	02/15/25	4,999,720
3,000,000	i	State of Texas	2.000	08/01/29	3,022,680
2,000,000		State of Texas, GO	5.000	10/01/21	2,418,720
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/42	1,077,420
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,634,108
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,710,052
3,000,000		Texas State University System	5.000	03/15/25	3,716,670
		TOTAL TEXAS			21,117,839

WASHINGTON - 5.8%
1,955,000		Energy Northwest	5.000	07/01/23	2,354,172
1,000,000		Energy Northwest	5.000	07/01/23	1,236,360
5,000,000		King County Public Hospital District No	5.000	12/01/37	5,421,900
3,150,000		Port of Seattle WA	5.500	09/01/17	3,503,619
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,205,540
2,150,000		State of Washington	5.000	08/01/38	2,470,458
3,000,000		State of Washington, GO	5.250	02/01/22	3,669,960
		TOTAL WASHINGTON			20,862,009
219

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
WEST VIRGINIA - 0.5%
$1,500,000	City of Princeton WV	5.000%	05/01/21	$1,738,620
	TOTAL WEST VIRGINIA			1,738,620

	TOTAL LONG-TERM MUNICIPAL BONDS			357,143,681
	(Cost $347,718,797)

	TOTAL INVESTMENTS - 102.1%			357,143,681
	(Cost $347,718,797)
	OTHER ASSETS & LIABILITIES, NET - (2.1)%			(7,348,773)
	NET ASSETS - 100.0%			$349,794,908

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2015, the aggregate value of these securities was $2,765,750 or 0.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
220

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 0.7%
$4,584,898		Honda Auto Receivables Owner Trust	0.240%	02/16/16	$4,584,898
871,290		John Deere Owner Trust	0.210	09/24/15	871,290
		TOTAL ASSET BACKED			5,456,188

CERTIFICATE OF DEPOSIT - 3.3%
3,500,000		Banco Del Estado De Chile	0.200	04/08/15	3,500,000
4,640,000		Banco Del Estado De Chile	0.205	04/14/15	4,640,000
4,500,000		Banco Del Estado De Chile	0.210	04/20/15	4,500,000
3,000,000		Banco Del Estado De Chile	0.210	06/19/15	3,000,000
10,000,000		Toronto-Dominion Bank	0.170	04/09/15	10,000,000
		TOTAL CERTIFICATE OF DEPOSIT			25,640,000

COMMERCIAL PAPER - 44.3%
4,000,000		American Honda Finance Corp	0.110	05/07/15	3,999,560
3,000,000	y	Apple, Inc	0.095	04/07/15	2,999,952
3,504,000	y	Apple, Inc	0.110	05/04/15	3,503,647
2,150,000	y	Apple, Inc	0.095	05/11/15	2,149,773
3,000,000	y	Apple, Inc	0.100	05/20/15	2,999,592
5,000,000	y	Apple, Inc	0.100	06/05/15	4,999,097
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.145	04/13/15	4,999,758
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.160	04/16/15	4,999,667
3,000,000	y	Australia & New Zealand Banking Group Ltd	0.160	04/27/15	2,999,653
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.165	04/30/15	4,999,335
1,050,000	y	Australia & New Zealand Banking Group Ltd	0.120-0.270	05/20/15	1,049,747
5,000,000	y	Bank of Nova Scotia	0.220	04/02/15	4,999,969
635,000	y	Bank of Nova Scotia	0.170	05/14/15	634,871
2,500,000	y	Bedford Row Funding Corp	0.140	05/18/15	2,499,543
1,750,000	y	Bedford Row Funding Corp	0.210	06/05/15	1,749,336
5,000,000	y	Bedford Row Funding Corp	0.245	06/15/15	4,997,448
2,000,000	y	Bedford Row Funding Corp	0.260	08/03/15	1,998,209
785,000	y	Coca-Cola Co	0.110	04/28/15	784,935
3,160,000	y	Coca-Cola Co	0.100	04/29/15	3,159,754
275,000	y	Coca-Cola Co	0.110	05/20/15	274,959
2,750,000	y	Coca-Cola Co	0.120-0.130	05/21/15	2,749,531
5,000,000	y	Commonwealth Bank of Australia	0.195	04/07/15	4,999,837
3,000,000	y	Commonwealth Bank of Australia	0.195	04/08/15	2,999,886
530,000	y	DBS Bank Ltd	0.170	04/02/15	529,997
5,000,000	y	DBS Bank Ltd	0.170	04/06/15	4,999,882
5,000,000	y	DBS Bank Ltd	0.165	04/14/15	4,999,702
4,000,000	y	DBS Bank Ltd	0.185	05/01/15	3,999,383
350,000	y	DBS Bank Ltd	0.240	06/09/15	349,839
10,000,000		Exxon Mobil Corp	0.085	04/27/15	9,999,386
3,193,000		Exxon Mobil Corp	0.090	05/11/15	3,192,681
5,000,000		Exxon Mobil Corp	0.120	05/18/15	4,999,216
221

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	y	Fairway Finance LLC	0.200%	06/04/15	$1,999,289
16,000,000	y	Fairway Finance LLC	0.200	06/08/15	15,993,956
300,000		General Electric Capital Corp	0.150	05/01/15	299,963
845,000		General Electric Capital Corp	0.180	05/04/15	844,861
2,000,000		General Electric Capital Corp	0.120	05/14/15	1,999,713
3,030,000		General Electric Capital Corp	0.240	08/04/15	3,027,475
1,666,000		JPMorgan Chase Bank NA	0.190	04/20/15	1,665,833
200,000		JPMorgan Chase Bank NA	0.190	04/22/15	199,978
602,000		JPMorgan Chase Bank NA	0.200	05/04/15	601,890
413,000		JPMorgan Chase Bank NA	0.280	05/27/15	412,820
1,654,000		JPMorgan Chase Bank NA	0.160	05/29/15	1,653,574
176,000		JPMorgan Chase Bank NA	0.240	06/01/15	175,928
144,000		JPMorgan Chase Bank NA	0.260	06/15/15	143,922
2,690,000	y	Jupiter Securitization Co LLC	0.200	04/28/15	2,689,597
1,400,000	y	Jupiter Securitization Co LLC	0.260	06/09/15	1,399,302
5,000,000		Korea Development Bank	0.230	04/28/15	4,999,137
3,025,000		Korea Development Bank	0.210	05/05/15	3,024,400
2,730,000		Korea Development Bank	0.310	05/21/15	2,728,825
4,300,000		Korea Development Bank	0.205	06/17/15	4,298,115
2,000,000	y	Liberty Street Funding LLC	0.185	04/13/15	1,999,877
2,000,000	y	Liberty Street Funding LLC	0.190	04/20/15	1,999,799
3,170,000	y	Liberty Street Funding LLC	0.175	04/23/15	3,169,661
4,500,000	y	Novartis Finance Corp	0.110	04/08/15	4,499,904
750,000	y	Old Line Funding LLC	0.170	04/07/15	749,979
500,000	y	Old Line Funding LLC	0.180	04/22/15	499,947
2,100,000	y	Old Line Funding LLC	0.160	05/26/15	2,099,487
500,000	y	Old Line Funding LLC	0.200	07/07/15	499,731
2,000,000	y	Old Line Funding LLC	0.200	07/15/15	1,998,833
2,000,000	y	Old Line Funding LLC	0.280	09/10/15	1,997,480
1,000,000		Oversea-Chinese Banking Corp Ltd	0.200	07/23/15	999,372
3,100,000		PACCAR Financial Corp	0.110	04/07/15	3,099,943
1,450,000		PACCAR Financial Corp	0.110	04/08/15	1,449,969
3,200,000		PACCAR Financial Corp	0.125	06/18/15	3,199,134
1,750,000	y	Pfizer, Inc	0.130	04/09/15	1,749,949
4,000,000	y	Procter & Gamble Co	0.100	06/02/15	3,999,311
5,000,000	y	Procter & Gamble Co	0.100	06/04/15	4,999,111
5,000,000	y	Procter & Gamble Co	0.100	06/10/15	4,999,028
1,000,000		Province of British Columbia	0.125	04/16/15	999,948
1,085,000		Province of British Columbia	0.100	07/16/15	1,084,681
2,830,000		Province of Ontario Canada	0.110	04/02/15	2,829,991
11,000,000		Province of Ontario Canada	0.100	04/06/15	10,999,847
915,000		Province of Ontario Canada	0.130	04/07/15	914,980
580,000		Province of Ontario Canada	0.100	04/14/15	579,979
5,000,000		Province of Ontario Canada	0.100	04/16/15	4,999,792
250,000		Province of Ontario Canada	0.120	04/28/15	249,978
1,500,000		Province of Ontario Canada	0.100	04/30/15	1,499,879
11,050,000	y	Province of Quebec Canada	0.130	05/28/15	11,047,726
6,000,000	y	Province of Quebec Canada	0.100	06/02/15	5,998,967
2,467,000	y	Province of Quebec Canada	0.110	06/23/15	2,466,374
879,000	y	Province of Quebec Canada	0.180	07/09/15	878,565
2,200,000	y	PSP Capital, Inc	0.120-0.170	04/06/15	2,199,953
3,500,000	y	PSP Capital, Inc	0.170	04/10/15	3,499,851
222

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	y	PSP Capital, Inc	0.165%	04/22/15	$1,999,808
3,600,000	y	PSP Capital, Inc	0.170	04/23/15	3,599,626
1,325,000	y	PSP Capital, Inc	0.170	04/24/15	1,324,856
6,000,000	y	PSP Capital, Inc	0.160	05/20/15	5,998,693
3,000,000	y	PSP Capital, Inc	0.150	06/19/15	2,999,013
2,690,000	y	PSP Capital, Inc	0.160	07/06/15	2,688,852
525,000		Royal Bank of Canada	0.120	04/17/15	524,972
5,000,000		Royal Bank of Canada	0.110	05/26/15	4,999,160
1,500,000		Shell International Finance BV	3.100	06/28/15	1,510,280
3,000,000	y	Toronto-Dominion Holdings USA, Inc	0.120	04/14/15	2,999,870
7,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170-0.210	06/01/15	6,997,712
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	4,997,764
2,360,000		Toyota Motor Credit Corp	0.160	04/17/15	2,359,832
5,000,000		Toyota Motor Credit Corp	0.150	04/21/15	4,999,584
8,000,000		Toyota Motor Credit Corp	0.150	05/21/15	7,998,333
5,000,000		Toyota Motor Credit Corp	0.150	05/26/15	4,998,854
4,000,000		Toyota Motor Credit Corp	0.220	06/01/15	3,998,509
5,000,000	y	Unilever Capital Corp	0.080	04/13/15	4,999,867
3,000,000	y	Unilever Capital Corp	0.080	04/23/15	2,999,853
5,200,000	y	Unilever Capital Corp	0.095-0.120	05/04/15	5,199,531
3,220,000	y	Unilever Capital Corp	0.100	05/26/15	3,219,508
1,180,000	y	United Overseas Bank Ltd	0.190-0.200	04/13/15	1,179,924
5,500,000	y	United Overseas Bank Ltd	0.160	04/21/15	5,499,511
2,650,000	y	United Overseas Bank Ltd	0.220	07/09/15	2,648,397
1,240,000	y	United Overseas Bank Ltd	0.255	09/08/15	1,238,595
2,000,000	y	Wal-Mart Stores, Inc	0.060	04/27/15	1,999,913
1,400,000	y	Westpac Banking Corp	0.260	06/19/15	1,399,201
		TOTAL COMMERCIAL PAPER			342,417,767

GOVERNMENT AGENCY DEBT - 25.4%
1,808,000		Federal Home Loan Bank (FHLB)	0.040	04/01/15	1,808,000
5,000,000		FHLB	0.065	04/06/15	4,999,955
8,435,000		FHLB	0.097-0.110	04/10/15	8,434,791
5,960,000		FHLB	0.055-0.075	04/15/15	5,959,860
8,990,000		FHLB	0.060-0.105	04/17/15	8,989,660
2,000,000		FHLB	0.060	04/20/15	1,999,937
790,000		FHLB	0.090	04/21/15	789,960
7,268,000		FHLB	0.065	04/22/15	7,267,724
7,170,000		FHLB	0.064-0.095	04/24/15	7,169,608
2,500,000		FHLB	0.062	04/28/15	2,499,884
7,400,000		FHLB	0.055-0.080	04/29/15	7,399,667
6,000,000		FHLB	0.050-0.060	05/04/15	5,999,697
9,200,000		FHLB	0.060-0.070	05/06/15	9,199,422
6,200,000		FHLB	0.058-0.070	05/08/15	6,199,582
4,000,000		FHLB	0.060	05/11/15	3,999,733
3,500,000		FHLB	0.070	05/12/15	3,499,721
9,300,000		FHLB	0.064-0.070	05/13/15	9,299,274
500,000		FHLB	0.090	05/14/15	499,946
5,000,000		FHLB	0.080	05/15/15	4,999,511
7,580,000		FHLB	0.065-0.097	05/20/15	7,579,155
11,900,000		FHLB	0.060-0.065	05/22/15	11,898,948
7,700,000		FHLB	0.067-0.105	05/27/15	7,699,074
223

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,114,000	FHLB	0.063%-0.065%	05/29/15	$10,112,965
510,000	FHLB	0.085	06/01/15	509,927
10,000,000	FHLB	0.067-0.090	06/03/15	9,998,687
1,700,000	FHLB	0.080	06/04/15	1,699,758
5,500,000	FHLB	0.075-0.090	06/05/15	5,499,242
5,000,000	FHLB	0.078	06/10/15	4,999,242
2,985,000	FHLB	0.075	06/19/15	2,984,509
2,000,000	FHLB	0.078	06/26/15	1,999,630
750,000	FHLB	0.120	07/17/15	749,732
155,000	Federal Home Loan Mortgage Corp (FHLMC)	0.075	05/04/15	154,989
6,100,000	FHLMC	0.070	05/06/15	6,099,585
3,700,000	FHLMC	0.050	05/12/15	3,699,789
400,000	FHLMC	0.085	05/27/15	399,947
986,000	FHLMC	0.080-0.100	06/09/15	985,835
1,200,000	FHLMC	0.100	07/07/15	1,199,677
491,000	FHLMC	0.155-0.200	07/21/15	490,736
1,900,000	Federal National Mortgage Association (FNMA)	0.050-0.060	04/01/15	1,900,000
700,000	FNMA	0.060	04/08/15	699,992
8,065,000	FNMA	0.065-0.140	05/01/15	8,064,367
515,000	FNMA	0.070	05/15/15	514,956
266,000	FNMA	0.065	06/01/15	265,971
4,500,000	FNMA	0.060	06/16/15	4,499,430
1,495,000	FNMA	0.058	06/24/15	1,494,797
	TOTAL GOVERNMENT AGENCY DEBT			197,216,872

TREASURY DEBT - 16.2%
2,000,000	United States Treasury Bill	0.036	04/09/15	1,999,984
4,000,000	United States Treasury Bill	0.041-0.050	04/16/15	3,999,925
3,670,000	United States Treasury Bill	0.050	04/23/15	3,669,888
2,000,000	United States Treasury Bill	0.062	05/07/15	1,999,876
3,000,000	United States Treasury Bill	0.063	05/14/15	2,999,776
1,290,000	United States Treasury Bill	0.070-0.080	05/28/15	1,289,855
440,000	United States Treasury Bill	0.036	06/04/15	439,972
1,370,000	United States Treasury Bill	0.020	06/11/15	1,369,946
2,110,000	United States Treasury Bill	0.040-0.069	06/18/15	2,109,769
2,165,000	United States Treasury Bill	0.061-0.081	06/25/15	2,164,596
4,440,000	United States Treasury Bill	0.031-0.061	07/23/15	4,439,428
2,006,000	United States Treasury Bill	0.056	08/06/15	2,005,604
3,210,000	United States Treasury Bill	0.071-0.081	08/13/15	3,209,113
6,060,000	United States Treasury Bill	0.060-0.101	08/20/15	6,058,138
2,340,000	United States Treasury Bill	0.082	08/27/15	2,339,211
2,000,000	United States Treasury Bill	0.113	09/24/15	1,998,900
1,000,000	United States Treasury Bill	0.160	11/12/15	999,000
2,000,000	United States Treasury Bill	0.196-0.205	02/04/16	1,996,562
6,000,000	United States Treasury Note	0.375	04/15/15	6,000,738
3,430,000	United States Treasury Note	0.125	04/30/15	3,430,136
4,945,000	United States Treasury Note	0.250	05/15/15	4,946,121
8,450,000	United States Treasury Note	0.375	06/15/15	8,454,437
5,000,000	United States Treasury Note	0.375	06/30/15	5,003,469
13,000,000	United States Treasury Note	0.250	07/15/15	13,004,247
7,875,000	United States Treasury Note	0.250	07/31/15	7,878,783
8,410,000	United States Treasury Note	0.375	08/31/15	8,417,526
224

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,670,000		United States Treasury Note	0.250%	09/15/15	$4,673,019
2,930,000		United States Treasury Note	0.250	09/30/15	2,931,591
7,000,000		United States Treasury Note	0.250	10/15/15	7,002,043
4,285,000		United States Treasury Note	0.250	11/30/15	4,286,962
1,100,000		United States Treasury Note	0.250	12/15/15	1,100,543
1,000,000		United States Treasury Note	0.250	12/31/15	1,000,228
500,000		United States Treasury Note	0.375	01/15/16	500,561
2,185,000		United States Treasury Note	0.375	03/15/16	2,186,408
		TOTAL TREASURY DEBT			125,906,355

VARIABLE RATE SECURITIES - 10.1%
4,500,000	i	Federal Farm Credit Bank (FFCB)	0.160	04/01/15	4,500,000
5,000,000	i	FFCB	0.180	04/13/15	5,000,000
5,000,000	i	FFCB	0.180	05/27/15	4,999,920
5,000,000	i	FFCB	0.200	08/10/15	5,000,450
8,500,000	i	FFCB	0.150	10/01/15	8,499,575
6,000,000	i	FFCB	0.140	03/29/16	5,997,580
5,000,000	i	FFCB	0.143	04/21/16	4,998,765
4,000,000	i	FFCB	0.280	06/09/16	4,004,575
5,000,000	i	FFCB	0.170	06/23/16	4,998,756
5,000,000	i	FFCB	0.145	08/10/16	4,998,989
3,500,000	i	FFCB	0.172	03/02/17	3,500,018
4,500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	4,500,591
4,500,000	i	FHLB	0.200	08/19/15	4,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.168	07/21/16	4,999,328
5,000,000	i	FHLMC	0.181	01/13/17	4,999,101
3,000,000	i	Wells Fargo Bank NA	0.310	03/10/16	3,000,000
		TOTAL VARIABLE RATE SECURITIES			78,497,648

		TOTAL SHORT-TERM INVESTMENTS			775,134,830
		(Cost $775,134,830)

		TOTAL INVESTMENTS - 100.0%			775,134,830
		(Cost $775,134,830)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			55,446
		NET ASSETS - 100.0%			$775,190,276

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2015, the aggregate value of these securities was $229,853,475 or 29.7% of net assets.
225

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (constituting nine of the TIAA-CREF Fixed Income Funds, hereafter collectively referred to as the “Funds”), at March 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 19, 2015

226

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: May 19, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer